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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number         811-03833
                                  --------------------------------


                         MainStay VP Series Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


        51 Madison Avenue, New York, New York                     10010
--------------------------------------------------------------------------------
      (Address of principal executive offices)                 (Zip Code)


     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 212-576-7000
                                                   -------------------


Date of fiscal year end:      December 31
                        --------------------------

Date of reporting period:       September 30, 2006
                         -------------------------------


Item 1.  Schedule of Investments.

The schedule of investments for the period ended September 30, 2006 is filed herewith.

MAINSTAY VP BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (59.4%)                          +

   AEROSPACE & DEFENSE (1.9%)
   Northrop Grumman Corp.                                                     16,414   $      1,117,301
   Raytheon Co.                                                               21,667          1,040,233
   United Technologies Corp.                                                  17,281          1,094,751
                                                                                       ----------------
                                                                                              3,252,285
                                                                                       ----------------
   AGRICULTURE (1.2%)
   Reynolds American, Inc.                        (a)                         11,610            719,472
   UST, Inc.                                                                  24,345          1,334,836
                                                                                       ----------------
                                                                                              2,054,308
                                                                                       ----------------
   APPAREL (0.3%)
   Jones Apparel Group, Inc.                                                  14,238            461,881
                                                                                       ----------------
   AUTO MANUFACTURERS (0.5%)
   Ford Motor Co.                                 (a)                        101,819            823,716
                                                                                       ----------------
   AUTO PARTS & EQUIPMENT (0.6%)
   Autoliv, Inc.                                                              18,921          1,042,736
                                                                                       ----------------
   BANKS (4.5%)
   Bank of America Corp.                                                      21,598          1,157,005
   Bank of New York Co., Inc. (The)                                           31,912          1,125,217
   Commerce Bancshares, Inc.                                                  23,701          1,198,560
   First Citizens BancShares, Inc. Class A                                       360             68,796
&  M&T Bank Corp.                                                             11,864          1,423,205
   National City Corp.                                                        31,552          1,154,803
   State Street Corp.                                                          9,698            605,155
   U.S. Bancorp                                                               33,666          1,118,385
                                                                                       ----------------
                                                                                              7,851,126
                                                                                       ----------------
   BEVERAGES (0.5%)
   PepsiAmericas, Inc.                                                        37,429            798,735
                                                                                       ----------------
   BUILDING MATERIALS (0.5%)
   Masco Corp.                                                                29,731            815,224
                                                                                       ----------------
   COMMERCIAL SERVICES (0.4%)
   Quanta Services, Inc.                          (a) (b)                     17,515            295,303
   United Rentals, Inc.                           (b)                         15,242            354,377
                                                                                       ----------------
                                                                                                649,680
                                                                                       ----------------
   COMPUTERS (1.3%)
   Hewlett-Packard Co.                                                        30,245          1,109,689
   International Business Machines Corp.                                      13,571          1,112,008
                                                                                       ----------------
                                                                                              2,221,697
                                                                                       ----------------
   COSMETICS & PERSONAL CARE (0.7%)

   Colgate-Palmolive Co.                                                         669             41,545
   Procter & Gamble Co. (The)                                                 18,054          1,118,987
                                                                                       ----------------
                                                                                              1,160,532
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (6.1%)
   A.G. Edwards, Inc.                                                         19,605          1,044,554
   Bear Stearns Cos., Inc. (The)                                               7,730          1,082,973
   CIT Group, Inc.                                                            22,494          1,093,883
   Citigroup, Inc.                                                            22,793          1,132,128
   Countrywide Financial Corp.                                                   199              6,973
   Goldman Sachs Group, Inc. (The)                                             6,989          1,182,329
   Janus Capital Group, Inc.                                                  12,681            250,069
   JPMorgan Chase & Co.                                                       24,269          1,139,672
   Lehman Brothers Holdings, Inc.                                             16,416          1,212,486
   Merrill Lynch & Co., Inc.                                                  14,888          1,164,539
   Morgan Stanley                                                             16,332          1,190,766
                                                                                       ----------------
                                                                                             10,500,372
                                                                                       ----------------
   ELECTRIC (3.1%)
   American Electric Power Co., Inc.                                          16,513            600,578
   Duke Energy Corp.                                                          35,735          1,079,197
   Entergy Corp.                                                              16,928          1,324,277
   NRG Energy, Inc.                               (b)                         28,473          1,289,827
   PG&E Corp.                                                                    622             25,906
   Wisconsin Energy Corp.                                                     22,208            958,053
                                                                                       ----------------
                                                                                              5,277,838
                                                                                       ----------------
   ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   Emerson Electric Co.                                                       13,007          1,090,767
                                                                                       ----------------
   ELECTRONICS (0.1%)
   Avnet, Inc.                                    (b)                         10,280            201,694
                                                                                       ----------------
   ENVIRONMENTAL CONTROL (1.3%)
   Republic Services, Inc.                                                    28,315          1,138,546
   Waste Management, Inc.                                                     30,750          1,127,910
                                                                                       ----------------
                                                                                              2,266,456
                                                                                       ----------------
   FOOD (1.2%)
   General Mills, Inc.                                                        21,144          1,196,750
   Kraft Foods, Inc. Class A                      (a)                         26,503            945,097
                                                                                       ----------------
                                                                                              2,141,847
                                                                                       ----------------
   FOREST PRODUCTS & PAPER (0.1%)
   MeadWestvaco Corp.                                                          9,077            240,631
                                                                                       ----------------
   HEALTH CARE-SERVICES (0.6%)
   Aetna, Inc.                                                                28,226          1,116,338
                                                                                       ----------------
   HOUSEHOLD PRODUCTS & WARES (1.5%)
&  Clorox Co. (The)                                                           23,927          1,507,401
   Kimberly-Clark Corp.                                                       17,027          1,112,885
                                                                                       ----------------
                                                                                              2,620,286
                                                                                       ----------------
   INSURANCE (11.3%)
   Allstate Corp. (The)                                                       18,717          1,174,117
   Ambac Financial Group, Inc.                                                10,172            841,733
   American Financial Group, Inc.                                              9,463            444,099

   AmerUs Group Co.                                                           19,447          1,322,591
   Assurant, Inc.                                 (a)                         16,533            883,028
&  CIGNA Corp.                                                                14,183          1,649,767
   Genworth Financial, Inc. Class A                                           30,932          1,082,929
   Lincoln National Corp.                                                     18,051          1,120,606
   Loews Corp.                                                                22,418            849,642
   Nationwide Financial Services, Inc. Class A                                 7,708            370,755
   Old Republic International Corp.                                           48,915          1,083,467
   PMI Group, Inc. (The)                          (a)                         31,080          1,361,615
   Principal Financial Group, Inc.                                            19,919          1,081,203
   Prudential Financial, Inc.                                                 15,268          1,164,185
   Radian Group, Inc.                                                         22,521          1,351,260
   SAFECO Corp.                                                               17,537          1,033,455
   StanCorp Financial Group, Inc.                                             28,295          1,262,806
&  Torchmark Corp.                                                            22,993          1,451,088
                                                                                       ----------------
                                                                                             19,528,346
                                                                                       ----------------
   INTERNET (1.1%)
   Expedia, Inc.                                  (b)                         34,715            544,331
&  IAC/InterActiveCorp                            (b)                         48,113          1,383,730
                                                                                       ----------------
                                                                                              1,928,061
                                                                                       ----------------
   IRON & STEEL (1.6%)
   Nucor Corp.                                                                18,177            899,580
   Reliance Steel & Aluminum Co.                                              23,143            743,816
   Steel Dynamics, Inc.                                                       21,985          1,109,143
                                                                                       ----------------
                                                                                              2,752,539
                                                                                       ----------------
   MACHINERY - DIVERSIFIED (0.8%)
   Deere & Co.                                                                13,418          1,125,904
   Flowserve Corp.                                (b)                          6,528            330,252
                                                                                       ----------------
                                                                                              1,456,156
                                                                                       ----------------
   MEDIA (1.8%)
   CBS Corp. Class B                                                          38,045          1,071,728
   Clear Channel Communications, Inc.                                         35,164          1,014,481
   Gannett Co., Inc.                              (a)                         19,269          1,095,057
                                                                                       ----------------
                                                                                              3,181,266
                                                                                       ----------------
   METAL FABRICATE & HARDWARE (0.4%)
   Commercial Metals Co.                                                      34,598            703,377
                                                                                       ----------------
   MISCELLANEOUS - MANUFACTURING (0.4%)
   SPX Corp.                                                                  12,940            691,514
                                                                                       ----------------
   OFFICE & BUSINESS EQUIPMENT (0.1%)
   IKON Office Solutions, Inc.                                                 6,958             93,516
                                                                                       ----------------
   OIL & GAS (2.5%)
   Anadarko Petroleum Corp.                                                   24,339          1,066,778
   Devon Energy Corp.                                                         17,126          1,081,507
   ExxonMobil Corp.                                                           16,608          1,114,397
   Sunoco, Inc.                                                               16,613          1,033,163
   W&T Offshore, Inc.                                                          1,705             49,803
                                                                                       ----------------
                                                                                              4,345,648
                                                                                       ----------------
   OIL & GAS SERVICES (0.2%)
   Maverick Tube Corp.                            (a) (b)                      6,130            397,408
                                                                                       ----------------

   PHARMACEUTICALS (2.5%)
&  AmerisourceBergen Corp.                                                    31,908          1,442,242
   King Pharmaceuticals, Inc.                     (b)                         27,699            471,714
   Merck & Co., Inc.                                                          26,492          1,110,015
   Pfizer, Inc.                                                               39,527          1,120,986
   Watson Pharmaceuticals, Inc.                   (b)                          9,773            255,759
                                                                                       ----------------
                                                                                              4,400,716
                                                                                       ----------------
   REAL ESTATE INVESTMENT TRUSTS (1.3%)
   Annaly Capital Management, Inc.                (a)                         78,798          1,035,406
   New Century Financial Corp.                    (a)                         29,618          1,164,284
                                                                                       ----------------
                                                                                              2,199,690
                                                                                       ----------------
   RETAIL (2.8%)
   AutoNation, Inc.                               (b)                         51,214          1,070,373
   Circuit City Stores, Inc.                                                  41,815          1,049,975
   Dillard's, Inc. Class A                        (a)                         40,721          1,332,798
   OfficeMax, Inc.                                                            28,700          1,169,238
   United Auto Group, Inc.                                                     7,917            185,258
                                                                                       ----------------
                                                                                              4,807,642
                                                                                       ----------------
   SAVINGS & LOANS (0.8%)
   Astoria Financial Corp.                                                    43,253          1,333,057
                                                                                       ----------------
   SEMICONDUCTORS (0.4%)
   Rambus, Inc.                                   (a) (b)                     42,703            744,740
                                                                                       ----------------
   SOFTWARE (0.5%)
   Fair Isaac Corp.                               (a)                         25,622            936,997
                                                                                       ----------------
   TELECOMMUNICATIONS (1.7%)
&  CenturyTel, Inc.                                                           35,494          1,408,047
   Crown Castle International Corp.               (b)                         18,542            653,420
   Leap Wireless International, Inc.              (b)                          3,419            165,787
   Polycom, Inc.                                  (b)                         30,731            753,831
                                                                                       ----------------
                                                                                              2,981,085
                                                                                       ----------------
   TOYS, GAMES & HOBBIES (0.8%)
   Mattel, Inc.                                                               65,705          1,294,389
                                                                                       ----------------
   TRANSPORTATION (1.2%)
   Burlington Northern Santa Fe Corp.                                            584             42,889
   CSX Corp.                                                                   2,462             80,828
   Laidlaw International, Inc.                                                34,434            941,081
   Union Pacific Corp.                                                        12,067          1,061,896
                                                                                       ----------------
                                                                                              2,126,694
                                                                                       ----------------
   TRUCKING & LEASING (0.2%)
   GATX Corp.                                                                  7,236            299,353
                                                                                       ----------------
   Total Common Stocks
      (Cost $97,385,722)                                                                    102,790,343
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   LONG-TERM CORPORATE BONDS (39.6%)

   CORPORATE BONDS (39.3%)

   AEROSPACE & DEFENSE (0.5%)
   United Technologies Corp.
      7.125%, due 11/15/10                                          $        775,000            830,149
                                                                                       ----------------
   AGRICULTURE (0.2%)
   Altria Group, Inc.
      7.00%, due 11/4/13                                                     300,000            327,097
                                                                                       ----------------
   BANKS (6.8%)
   Bank of America Corp.
      7.125%, due 10/15/11                                                   550,000            594,713
      7.75%, due 8/15/15                                                     300,000            347,136
      7.80%, due 2/15/10                                                     700,000            755,748
   Bank of New York Co., Inc. (The)
      7.30%, due 12/1/09                                                     550,000            583,846
   Bank One Corp.
      7.875%, due 8/1/10                                                     847,000            923,457
   Bankers Trust Corp.
      7.50%, due 11/15/15                                                    247,000            279,219
   First Union National Bank
      7.875%, due 2/15/10                                                    900,000            973,583
   HSBC Holdings PLC
      7.50%, due 7/15/09                                                   1,300,000          1,372,664
   Mellon Bank N.A.
      7.625%, due 9/15/07                                                    160,000            163,082
   Mellon Funding Corp.
      6.70%, due 3/1/08                                                      950,000            965,196
   SunTrust Banks, Inc.
      6.25%, due 6/1/08                                                      200,000            202,839
      7.75%, due 5/1/10                                                      600,000            650,401
   U.S. Bank N.A.
      5.70%, due 12/15/08                                                    700,000            709,111
      6.30%, due 2/4/14                                                      500,000            529,775
   Wachovia Bank N.A.
      7.80%, due 8/18/10                                                     800,000            869,432
   Wachovia Corp.
      6.375%, due 1/15/09                                                    125,000            128,508
      6.375%, due 2/1/09                                                      75,000             76,684
   Wells Fargo & Co.
      6.25%, due 4/15/08                                                     125,000            126,699
   Wells Fargo Bank N.A.
      6.45%, due 2/1/11                                                      100,000            105,016
&     7.55%, due 6/21/10                                                   1,350,000          1,458,915
                                                                                       ----------------
                                                                                             11,816,024
                                                                                       ----------------
   BEVERAGES (0.9%)
   Anheuser-Busch Cos., Inc.
      5.375%, due 9/15/08                         (a)                        100,000            100,416
      6.00%, due 4/15/11                                                     600,000            620,852
      9.00%, due 12/1/09                                                     600,000            666,956
   Coca-Cola Co. (The)
      5.75%, due 3/15/11                                                     125,000            128,093
                                                                                       ----------------
                                                                                              1,516,317
                                                                                       ----------------
   BUILDING MATERIALS (0.1%)
   Masco Corp.
      5.75%, due 10/15/08                                                    150,000            150,485
                                                                                       ----------------
   CHEMICALS (1.1%)
   Dow Chemical Co. (The)

      6.125%, due 2/1/11                                                     350,000            360,863
   E.I. du Pont de Nemours & Co.
      6.75%, due 9/1/07                                                      325,000            328,733
      6.875%, due 10/15/09                                                   925,000            971,244
   Praxair, Inc.
      6.50%, due 3/1/08                                                      325,000            330,437
                                                                                       ----------------
                                                                                              1,991,277
                                                                                       ----------------
   COMPUTERS (1.0%)
   Computer Sciences Corp.
      7.375%, due 6/15/11                                                    350,000            374,712
   Hewlett-Packard Co.
      5.50%, due 7/1/07                                                      200,000            200,184
   International Business Machines Corp.
      6.45%, due 8/1/07                                                      900,000            906,359
      7.50%, due 6/15/13                                                     300,000            337,104
                                                                                       ----------------
                                                                                              1,818,359
                                                                                       ----------------
   COSMETICS & PERSONAL CARE (1.1%)
   Avon Products, Inc.
      7.15%, due 11/15/09                                                    650,000            685,378
   Kimberly-Clark Corp.
      7.10%, due 8/1/07                                                      925,000            939,073
   Procter & Gamble Co. (The)
      6.875%, due 9/15/09                                                    250,000            262,181
                                                                                       ----------------
                                                                                              1,886,632
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (12.6%)
   Bear Stearns Cos., Inc. (The)
      6.75%, due 12/15/07                                                    438,000            445,305
      7.625%, due 12/7/09                                                  1,100,000          1,178,898
   Boeing Capital Corp.
      7.375%, due 9/27/10                                                    800,000            862,440
   Caterpillar Financial Services Corp.
      5.50%, due 3/15/16                                                     250,000            251,897
   CIT Group, Inc.
      6.875%, due 11/1/09                                                  1,100,000          1,146,321
      7.75%, due 4/2/12                                                      500,000            553,604
   Citicorp
      7.25%, due 9/1/08                                                      300,000            310,655
   Citigroup, Inc.
      6.50%, due 1/18/11                                                     600,000            629,983
      7.25%, due 10/1/10                                                     500,000            536,866
   Countrywide Home Loans, Inc.
      5.50%, due 2/1/07                                                      300,000            300,024
      6.25%, due 4/15/09                                                     300,000            306,889
   Credit Suisse First Boston USA, Inc.
      6.125%, due 11/15/11                                                   100,000            103,714
      6.50%, due 6/1/08                                                    1,089,000          1,110,907
   General Electric Capital Corp.
      6.875%, due 11/15/10                                                   500,000            531,937
      7.375%, due 1/19/10                                                    725,000            773,418
      8.125%, due 4/1/08                                                     300,000            312,616
      8.625%, due 6/15/08                                                    100,000            105,390
   Goldman Sachs Group, Inc. (The)
      5.70%, due 9/1/12                                                      250,000            254,252
      6.875%, due 1/15/11                                                    300,000            317,962
&     7.35%, due 10/1/09                                                   1,325,000          1,404,418
      Series B

      7.80%, due 1/28/10                                                     125,000            134,693
   Household Financial Corp.
      6.45%, due 2/1/09                                                      200,000            205,090
   HSBC Finance Corp.
      6.375%, due 8/1/10                                                     125,000            130,011
      7.00%, due 5/15/12                                                     400,000            432,487
   John Deere Capital Corp.
      6.00%, due 2/15/09                                                     500,000            508,367
      7.00%, due 3/15/12                                                     650,000            701,572
   JPMorgan Chase & Co.
      6.00%, due 1/15/09                                                     400,000            405,897
      6.75%, due 8/15/08                                                     300,000            307,747
      7.00%, due 11/15/09                                                    390,000            409,029
      7.875%, due 6/15/10                                                    375,000            407,592
   Lehman Brothers Holdings, Inc.
      6.625%, due 1/18/12                                                    125,000            132,562
      7.00%, due 2/1/08                                                      100,000            102,078
      7.875%, due 11/1/09                                                    150,000            160,759
&     7.875%, due 8/15/10                                                  1,607,000          1,751,082
   Merrill Lynch & Co., Inc.
      6.05%, due 5/16/16                                                     200,000            206,813
      6.375%, due 10/15/08                                                   350,000            357,476
      Series C
      6.48%, due 3/24/09                          (c)                        300,000            293,016
      7.00%, due 4/27/08                                                   1,150,000          1,183,746
   Morgan Stanley
      5.80%, due 4/1/07                                                      200,000            200,333
      6.75%, due 4/15/11                                                     700,000            740,065
      8.00%, due 6/15/10                                                     400,000            431,656
   Pitney Bowes Credit Corp.
      5.75%, due 8/15/08                                                     175,000            176,694
   Prudential Funding LLC
      6.60%, due 5/15/08                          (d)                        550,000            561,411
   UBS Paine Webber Group, Inc.
      6.55%, due 4/15/08                                                     204,000            207,695
   Wells Fargo Financial, Inc.
      5.875%, due 8/15/08                                                    225,000            227,641
                                                                                       ----------------
                                                                                             21,813,008
                                                                                       ----------------
   ELECTRIC (0.4%)
   Consolidated Edison Co. of New York
      7.50%, due 9/1/10                                                      660,000            711,114
                                                                                       ----------------
   ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   Emerson Electric Co.
      7.125%, due 8/15/10                                                  1,082,000          1,155,823
                                                                                       -----------------
   ELECTRONICS (0.1%)
   Honeywell, Inc.
      7.125%, due 4/15/08                                                    175,000            179,624
                                                                                       ----------------
   FOOD (2.7%)
   Campbell Soup Co.
      5.875%, due 10/1/08                                                    450,000            455,342
      6.75%, due 2/15/11                                                     750,000            791,812
   H.J. Heinz Finance Co.
      6.625%, due 7/15/11                                                    700,000            730,546
   Kellogg Co.

      Series B
      6.60%, due 4/1/11                                                      750,000            789,127
   Kraft Foods, Inc.
      5.25%, due 6/1/07                                                      400,000            399,332
      6.25%, due 6/1/12                                                      650,000            676,042
   Sysco International Co.
      6.10%, due 6/1/12                           (a)                        125,000            130,050
   Unilever Capital Corp.
      7.125%, due 11/1/10                                                    650,000            694,375
                                                                                       ----------------
                                                                                              4,666,626
                                                                                       ----------------
   HAND & MACHINE TOOLS (0.5%)
   Black & Decker Corp.
      7.125%, due 6/1/11                                                     800,000            851,018
                                                                                       ----------------
   HOUSEHOLD PRODUCTS & WARES (0.2%)
   Clorox Co. (The)
      6.125%, due 2/1/11                                                     275,000            283,964
                                                                                       ----------------
   INSURANCE (0.1%)
   GE Global Insurance Holding Corp.
      7.50%, due 6/15/10                                                     250,000            268,007
                                                                                       ----------------
   MACHINERY - CONSTRUCTION & MINING (0.8%)
   Caterpillar, Inc.
      6.55%, due 5/1/11                                                      400,000            421,217
      7.25%, due 9/15/09                                                     884,000            935,941
                                                                                       ----------------
                                                                                              1,357,158
                                                                                       ----------------
   MACHINERY - DIVERSIFIED (0.3%)
   Deere & Co.
      7.85%, due 5/15/10                                                     450,000            488,830
                                                                                       ----------------
   MEDIA (0.7%)
   Gannett Co., Inc.
      5.50%, due 4/1/07                                                      425,000            424,285
   Walt Disney Co. (The)
      5.375%, due 6/1/07                                                     275,000            275,180
      6.375%, due 3/1/12                                                     550,000            577,677
                                                                                       ----------------
                                                                                              1,277,142
                                                                                       ----------------
   MISCELLANEOUS - MANUFACTURING (0.6%)
   Honeywell International, Inc.
      6.125%, due 11/1/11                                                    200,000            208,076
      7.50%, due 3/1/10                                                      775,000            831,127
                                                                                       ----------------
                                                                                              1,039,203
                                                                                       ----------------
   OIL & GAS (1.3%)
   ConocoPhillips
      6.375%, due 3/30/09                                                    500,000            514,016
      8.75%, due 5/25/10                                                     900,000          1,005,076
   Texaco Capital, Inc.
      8.625%, due 6/30/10                                                    320,000            359,997
   Vastar Resources, Inc.
      6.50%, due 4/1/09                                                      350,000            361,171
                                                                                       ----------------
                                                                                              2,240,260
                                                                                       ----------------
   OIL & GAS SERVICES (0.1%)

   Baker Hughes, Inc.
      6.00%, due 2/15/09                                                     205,000            208,524
                                                                                       ----------------
   PHARMACEUTICALS (0.1%)
   Abbott Laboratories
      5.40%, due 9/15/08                                                     200,000            200,961
                                                                                       ----------------
   RETAIL (2.7%)
   J.C. Penney Co., Inc.
      8.00%, due 3/1/10                                                      800,000            860,518
   Lowe's Cos., Inc.
      8.25%, due 6/1/10                                                      250,000            275,518
   Nordstrom, Inc.
      5.625%, due 1/15/09                                                    175,000            176,175
   Target Corp.
      5.50%, due 4/1/07                                                      300,000            300,184
      6.35%, due 1/15/11                                                     200,000            208,923
      7.50%, due 8/15/10                                                     900,000            972,942
   Wal-Mart Stores, Inc.
      6.875%, due 8/10/09                                                  1,000,000          1,047,229
      7.25%, due 6/1/13                                                      700,000            776,082
                                                                                       ----------------
                                                                                              4,617,571
                                                                                       ----------------
   SOFTWARE (0.1%)
   Oracle Corp.
      6.91%, due 2/15/07                                                     100,000            100,474
                                                                                       ----------------
   TELECOMMUNICATIONS (3.6%)
   ALLTEL Corp.
      7.00%, due 7/1/12                                                    1,300,000          1,381,680
   AT&T Corp.
      7.30%, due 11/15/11                                                  1,200,000          1,300,660
   BellSouth Capital Funding Corp.
      7.75%, due 2/15/10                                                     850,000            909,616
   BellSouth Telecommunications, Inc.
      5.875%, due 1/15/09                                                    200,000            202,605
   GTE California, Inc.
      Series H
      7.65%, due 3/15/07                                                     175,000            176,688
   New York Telephone Co.
      6.00%, due 4/15/08                                                     175,000            176,215
   Southwestern Bell Telephone Corp.
      7.00%, due 7/1/15                                                      350,000            376,874
   Verizon Global Funding Corp.
      7.25%, due 12/1/10                                                   1,050,000          1,126,263
      7.375%, due 9/1/12                                                     550,000            601,586
                                                                                       ----------------
                                                                                              6,252,187
                                                                                       ----------------
   Total Corporate Bonds
      (Cost $68,592,822)                                                                     68,047,834
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   YANKEE BONDS (0.3%)                            (e)

   BANKS (0.3%)
   Barclays Bank PLC
      7.40%, due 12/15/09                                                    450,000            479,019
                                                                                       ----------------
   OIL & GAS (0.0%)                               ++

   Pan American Energy LLC
      6.75%, due 2/1/07                                                      125,000            125,525
                                                                                       ----------------
   Total Yankee Bonds
      (Cost $606,974)                                                                           604,544
                                                                                       ----------------
   Total Long-Term Corporate Bonds
      (Cost $69,199,796)                                                                     68,652,378
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (6.3%)

   COMMERCIAL PAPER (1.1%)
   Barton Capital LLC
      5.267%, due 10/5/06                         (f)                        238,188            238,188
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (f)                        152,528            152,528
   Charta LLC
      5.289%, due 10/6/06                         (f)                        314,678            314,678
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (f)                        234,701            234,701
      5.303%, due 11/14/06                        (f)                        158,792            158,792
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (f)                        234,701            234,701
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (f)                        396,980            396,980
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (f)                        236,100            236,100
                                                                                       ----------------
   Total Commercial Paper
      (Cost $1,966,668)                                                                       1,966,668
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.4%)
   BGI Institutional Money Market Fund            (f)                        608,220            608,220
                                                                                       ----------------
   Total Investment Company
      (Cost $608,220)                                                                           608,220
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $315,333
      (Collateralized by various bonds
      with a Principal Amount of
      $308,775 and a Market Value
      of $321,616)                                (f)               $        315,189            315,189
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $315,189)                                                                           315,189
                                                                                       ----------------
   TIME DEPOSITS (4.6%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (c) (f)                    635,168            635,168
   Bank of Montreal
      5.28%, due 11/27/06                         (f)                        635,168            635,168
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (f)                        635,168            635,168
   Barclays

      5.30%, due 10/20/06                         (f)                        635,168            635,168
   BNP Paribas
      5.27%, due 10/25/06                         (f)                        555,772            555,772
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (f)                        635,168            635,168
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (f)                        555,772            555,772
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (f)                        587,530            587,530
   Royal Bank of Canada
      5.30%, due 12/22/06                         (f)                        635,168            635,168
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (f)                        635,168            635,168
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (f)                        635,168            635,168
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (f)                        635,168            635,168
   UBS AG
      5.28%, due 10/16/06                         (f)                        635,168            635,168
                                                                                       ----------------
   Total Time Deposits
      (Cost $8,050,754)                                                                       8,050,754
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $10,940,831)                                                                     10,940,831
                                                                                       ----------------
   Total Investments
      (Cost $177,526,349)                         (g)                          105.3%       182,383,552(h)
   Liabilities in Excess of
      Cash and Other Assets                                                     (5.3)        (9,128,774)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    173,254,778
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(d)  May be sold to institutional investors only.

(e) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(f) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  The cost for federal income tax purposes is $177,540,005.

(h) At September 30, 2006 net unrealized appreciation was $4,843,547, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,906,558 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,063,011.

MAINSTAY VP BASIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (97.3%)                          +

   AEROSPACE & DEFENSE (3.7%)
   Honeywell International, Inc.                                             131,800   $      5,390,620
                                                                                       ----------------
   CHEMICALS (2.1%)
   Imperial Chemical Industries PLC, Sponsored
      ADR                                         (a)                        100,900          3,019,937
                                                                                       ----------------
   COMMUNICATIONS EQUIPMENT (2.0%)
   Motorola, Inc.                                 (b)                        115,350          2,883,750
                                                                                       ----------------
   COMPUTERS & PERIPHERALS (3.5%)
   Hewlett-Packard Co.                                                       137,300          5,037,537
                                                                                       ----------------
   CONTAINERS & PACKAGING (2.0%)
   Temple-Inland, Inc.                                                        70,600          2,831,060
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (14.4%)
&  Bank of America Corp.                                                     130,100          6,969,457
&  Citigroup, Inc.                                                           138,600          6,884,262
&  JPMorgan Chase & Co.                                                      147,900          6,945,384
                                                                                       ----------------
                                                                                             20,799,103
                                                                                       ----------------
   ELECTRIC UTILITIES (3.6%)
   Entergy Corp.                                                              66,450          5,198,383
                                                                                       ----------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
   Agilent Technologies, Inc.                     (c)                         45,150          1,475,953
                                                                                       ----------------
   ENERGY EQUIPMENT & SERVICES (1.6%)
   Halliburton Co.                                                            80,450          2,288,802
                                                                                       ----------------
   FOOD & STAPLES RETAILING (4.5%)
   Wal-Mart Stores, Inc.                                                     132,500          6,534,900
                                                                                       ----------------
   HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)
   Baxter International, Inc.                                                133,200          6,055,272
                                                                                       ----------------
   HOTELS, RESTAURANTS & LEISURE (6.8%)
   InterContinental Hotels Group PLC, ADR         (a) (b)                    181,150          3,195,486
&  McDonald's Corp.                                                          168,450          6,589,764
                                                                                       ----------------
                                                                                              9,785,250
                                                                                       ----------------
   INDUSTRIAL CONGLOMERATES (5.1%)
&  General Electric Co.                                                      209,550          7,397,115
                                                                                       ----------------
   INSURANCE (12.8%)
&  American International Group, Inc.                                        104,500          6,924,170
   Aon Corp.                                                                 133,650          4,526,725

&  St. Paul Travelers Cos., Inc. (The)                                       148,650          6,970,199
                                                                                       ----------------
                                                                                             18,421,094
                                                                                       ----------------
   MULTILINE RETAIL (1.7%)
   Target Corp.                                   (b)                         43,100          2,381,275
                                                                                       ----------------
   MULTI-UTILITIES (4.1%)
   Dominion Resources, Inc.                                                   76,350          5,840,012
                                                                                       ----------------
   OIL, GAS & CONSUMABLE FUELS (9.7%)
&  ExxonMobil Corp.                                                          105,200          7,058,919
   Hess Corp.                                     (b)                         96,950          4,015,669
   Total S.A., Sponsored ADR                      (a) (b)                     45,150          2,977,191
                                                                                       ----------------
                                                                                             14,051,779
                                                                                       ----------------
   PHARMACEUTICALS (7.1%)
   Bristol-Myers Squibb Co.                                                   99,950          2,490,754
&  Novartis AG, ADR                               (a)                        132,500          7,743,300
                                                                                       ----------------
                                                                                             10,234,054
                                                                                       ----------------
   ROAD & RAIL (2.8%)
   CSX Corp.                                                                 124,950          4,102,109
                                                                                       ----------------
   TOBACCO (4.6%)
&  Altria Group, Inc.                                                         87,350          6,686,643
                                                                                       ----------------
   Total Common Stocks
      (Cost $130,878,498)                                                                   140,414,648
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (7.8%)

   COMMERCIAL PAPER (1.4%)
   Barton Capital LLC
      5.267%, due 10/5/06                         (d)               $        245,349            245,349
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (d)                        157,114            157,114
   Charta LLC
      5.289%, due 10/6/06                         (d)                        324,139            324,139
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (d)                        241,758            241,758
      5.303%, due 11/14/06                        (d)                        163,566            163,566
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (d)                        241,758            241,758
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (d)                        408,916            408,916
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (d)                        243,198            243,198
                                                                                       ----------------
   Total Commercial Paper
      (Cost $2,025,798)                                                                       2,025,798
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.4%)
   BGI Institutional Money Market Fund            (d)                        626,504            626,504
                                                                                       ----------------
   Total Investment Company
      (Cost $626,504)                                                                           626,504
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $324,813
      (Collateralized by various bonds
      with a Principal Amount of
      $318,059 and a Market Value
      of $331,286)                                (d)               $        324,665            324,665
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $324,665)                                                                           324,665
                                                                                       ----------------
   TIME DEPOSITS (5.8%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (d) (e)                    654,265            654,265
   Bank of Montreal
      5.28%, due 11/27/06                         (d)                        654,265            654,265
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (d)                        654,265            654,265
   Barclays
      5.30%, due 10/20/06                         (d)                        654,265            654,265
   BNP Paribas
      5.27%, due 10/25/06                         (d)                        572,482            572,482
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (d)                        654,265            654,265
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (d)                        572,482            572,482
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (d)                        605,195            605,195
   Royal Bank of Canada
      5.30%, due 12/22/06                         (d)                        654,265            654,265
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (d)                        654,265            654,265
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (d)                        654,265            654,265
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (d)                        654,265            654,265
   UBS AG
      5.28%, due 10/16/06                         (d)                        654,265            654,265
                                                                                       ----------------
   Total Time Deposits
      (Cost $8,292,809)                                                                       8,292,809
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $11,269,776)                                                                     11,269,776
                                                                                       ----------------
   Total Investments
     (Cost $142,148,274)                          (f)                          105.1%       151,684,424(g)
   Liabilities in Excess of
      Cash and Other Assets                                                     (5.1)        (7,312,933)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    144,371,491
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  ADR - American Depositary Receipt.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  Non-income producing security.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(f)  The cost for federal income tax purposes is $142,227,608.

(g) At September 30, 2006 net unrealized appreciation was $9,456,816, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $11,057,764 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,600,948.

MAINSTAY VP BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS+++                         September 30, 2006 unaudited

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   LONG-TERM BONDS (96.9%)                        +

   ASSET-BACKED SECURITIES (3.8%)

   AUTOMOBILE (0.2%)
   Drive Auto Receivables Trust
      Series 2005-3, Class A4
      5.09%, due 6/17/13                          (a)               $      1,000,000   $        996,240
                                                                                       ----------------
   CREDIT CARDS (1.4%)
   Chase Issuance Trust
      Series 2005, Class A-10
      4.65%, due 12/17/12                                                  2,750,000          2,717,805
   MBNA Credit Card Master Note Trust
      Series 2005, Class A-6
      4.50%, due 1/15/13                                                   4,000,000          3,933,928
                                                                                       ----------------
                                                                                              6,651,733
                                                                                       ----------------
   HOME EQUITY (2.2%)
   Ameriquest Mortgage Securities, Inc.
      Series 2003-13, Class AF6
      5.094%, due 1/25/34                                                  1,977,000          1,962,508
   Centex Home Equity
      Series 2004-B, Class AF4
      4.122%, due 1/25/32                                                  2,000,000          1,945,850
   Citicorp Residential Mortgage Securities,
      Inc.
      Series 2006-1, Class A3
      5.706%, due 7/25/36                                                  1,000,000          1,004,600
   Equity One ABS, Inc.
      Series 2003-4, Class AF6
      4.833%, due 10/25/34                                                 1,500,000          1,481,276
   JP Morgan Mortgage Acquisition Corp.
      Series 2006-WF1, Class A6
      6.00%, due 7/25/36                                                   1,000,000          1,016,733
   Residential Asset Mortgage Products, Inc.
      Series 2003-RZ5, Class A7
      4.97%, due 9/25/33                                                   1,000,000            982,681
   Residential Asset Securities Corp.
      Series 2003-KS9, Class AI6
      4.71%, due 11/25/33                                                  1,245,000          1,210,639
   Saxon Asset Securities Trust
      Series 2003-1, Class AF5
      4.955%, due 6/25/33                                                  1,357,771          1,345,866
                                                                                       ----------------
                                                                                             10,950,153
                                                                                       ----------------
   Total Asset-Backed Securities
      (Cost $18,661,951)                                                                     18,598,126
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   CORPORATE BONDS (26.9%)

   AEROSPACE & DEFENSE (0.6%)
   Northrop Grumman Space & Mission Systems
      Corp.
      Series D
      6.38%, due 5/19/08                                                   1,600,000          1,623,941
   Raytheon Co.
      6.40%, due 12/15/18                                                  1,175,000          1,260,321
                                                                                       ----------------
                                                                                              2,884,262
                                                                                       ----------------
   AGRICULTURE (0.7%)
   Cargill, Inc.
      6.125%, due 9/15/36                         (a)                      1,450,000          1,481,118
   CRH America, Inc.
      6.00%, due 9/30/16                                                   2,000,000          2,002,806
                                                                                       ----------------
                                                                                              3,483,924
                                                                                       ----------------
   AUTO MANUFACTURERS (0.2%)
   DaimlerChrysler N.A. Holding Corp.
      8.00%, due 6/15/10                                                   1,000,000          1,075,030
                                                                                       ----------------
   BANKS (4.1%)
   Bank of America Corp.
      5.75%, due 8/15/16                                                   1,000,000          1,017,215
      7.80%, due 2/15/10                                                   2,000,000          2,159,280
   Bank of New York (The)
      3.80%, due 2/1/08                                                    1,000,000            982,086
   Cathay United Bank Co., Ltd.
      5.50%, due 10/5/20                          (a) (b)                  3,875,000          3,706,263
   Keybank N.A.
      5.45%, due 3/3/16                                                    1,000,000            992,383
   Mellon Financial Corp.
      6.40%, due 5/14/11                                                   1,125,000          1,175,377
   National City Corp.
      3.20%, due 4/1/08                                                    1,000,000            969,737
   Popular North America, Inc.
      5.20%, due 12/12/07                                                  3,000,000          2,977,221
   SunTrust Bank
      5.20%, due 1/17/17                                                     875,000            854,759
   Wachovia Bank N.A.
      4.875%, due 2/1/15                                                   1,650,000          1,589,194
   Wells Fargo & Co.
      6.375%, due 8/1/11                                                   1,000,000          1,050,659
   Wells Fargo Bank N.A.
      5.75%, due 5/16/16                                                   1,500,000          1,539,558
      5.95%, due 8/26/36                                                   1,250,000          1,278,527
                                                                                       ----------------
                                                                                             20,292,259
                                                                                       ----------------
   BEVERAGES (0.5%)
   Coca-Cola Enterprises, Inc.
      6.75%, due 1/15/38                                                   2,000,000          2,222,632
                                                                                       ----------------
   BUILDING MATERIALS (0.2%)
   Masco Corp.
      5.75%, due 10/15/08                                                    925,000            927,990
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (5.8%)
   American General Finance Corp.
      5.375%, due 9/1/09                                                   1,000,000          1,004,751
   Associates Corp. of North America

      6.95%, due 11/1/18                                                   2,000,000          2,251,252
   Capital One Bank
      4.25%, due 12/1/08                                                   1,000,000            978,192
   CIT Group, Inc.
      7.75%, due 4/2/12                                                    2,000,000          2,214,418
   Countrywide Financial Corp.
      6.25%, due 5/15/16                                                   2,000,000          2,029,764
   Erac USA Finance Co.
      6.80%, due 2/15/08                          (a)                        485,000            491,877
   General Electric Capital Corp.
      6.00%, due 6/15/12                                                   3,500,000          3,636,493
   Goldman Sachs Group, Inc. (The)
      5.70%, due 9/1/12                                                    2,000,000          2,034,014
   HSBC Finance Corp.
      4.75%, due 7/15/13                                                   4,750,000          4,587,797
   JPMorgan Chase & Co.
      4.60%, due 1/17/11                                                   2,000,000          1,955,552
   Lehman Brothers Holdings, Inc.
      5.75%, due 7/18/11                                                     725,000            738,518
   Morgan Stanley
      6.75%, due 4/15/11                                                   2,000,000          2,114,472
   Pricoa Global Funding I
      4.625%, due 6/25/12                         (a)                      2,700,000          2,603,956
   Residential Capital Corp.
      6.375%, due 6/30/10                                                    750,000            758,833
   Western Union Co. (The)
      5.93%, due 10/1/16                          (a)                        900,000            907,407
                                                                                       ----------------
                                                                                             28,307,296
                                                                                       ----------------
   ELECTRIC (2.6%)
   Arizona Public Service Co.
      5.50%, due 9/1/35                                                    1,275,000          1,125,245
   Carolina Power & Light Co.
      6.125%, due 9/15/33                                                    500,000            513,972
   Cleveland Electric Illuminating Co. (The)
      5.65%, due 12/15/13                                                  1,000,000            999,730
   Consumers Energy Co.
      Series C
      4.25%, due 4/15/08                                                     210,000            206,316
   Illinois Power Co.
      7.50%, due 6/15/09                                                   2,500,000          2,630,682
   Niagara Mohawk Power Corp.
      7.75%, due 10/1/08                                                     750,000            782,871
   Pacific Gas & Electric Co.
      6.05%, due 3/1/34                                                      500,000            502,906
   Pepco Holdings, Inc.
      6.45%, due 8/15/12                                                   2,125,000          2,199,143
   Public Service Co. of New Mexico
      4.40%, due 9/15/08                                                     500,000            490,177
   Public Service Electric & Gas Co.
      6.375%, due 5/1/08                                                   3,125,000          3,171,709
                                                                                       ----------------
                                                                                             12,622,751
                                                                                       ----------------
   FOOD (2.2%)
   Corn Products International, Inc.
      8.25%, due 7/15/07                                                   4,200,000          4,267,826
   Delhaize America, Inc.
      8.125%, due 4/15/11                                                  1,000,000          1,073,288
   Kellogg Co.

      Series B
      6.60%, due 4/1/11                                                    2,000,000          2,104,338
   Kroger Co. (The)
      7.70%, due 6/1/29                                                    1,000,000          1,109,330
   Safeway, Inc.
      6.50%, due 3/1/11                                                    2,125,000          2,193,429
                                                                                       ----------------
                                                                                             10,748,211
                                                                                       ----------------
   GAS (0.2%)
   Atmos Energy Corp.
      4.00%, due 10/15/09                                                  1,000,000            958,176
                                                                                       ----------------
   HOME BUILDERS (0.2%)
   Lennar Corp.
      Series B
      5.125%, due 10/1/10                                                  1,100,000          1,072,004
                                                                                       ----------------
   INSURANCE (1.8%)
   American International Group, Inc.
      6.25%, due 5/1/36                                                    2,000,000          2,101,342
   ASIF Global Financing XVIII
      3.85%, due 11/26/07                         (a)                      1,575,000          1,550,331
   Cigna Corp.
      7.00%, due 1/15/11                                                     500,000            527,663
   Hartford Financial Services Group, Inc.
      5.55%, due 8/16/08                                                   2,000,000          2,010,034
      5.95%, due 10/15/36                                                  1,750,000          1,741,891
   Principal Life Income Funding Trust
      5.20%, due 11/15/10                                                  1,000,000            999,376
                                                                                       ----------------
                                                                                              8,930,637
                                                                                       ----------------
   LODGING (0.2%)
   Harrah's Operating Co., Inc.
      5.625%, due 6/1/15                                                   1,000,000            929,514
                                                                                       ----------------
   MEDIA (1.8%)
   Belo Corp.
      8.00%, due 11/1/08                                                   3,000,000          3,135,483
   Comcast Cable Communications Holdings, Inc.
      8.375%, due 3/15/13                                                  2,100,000          2,395,441
   Comcast Corp.
      6.45%, due 3/15/37                                                   1,275,000          1,275,616
   News America, Inc.
      6.40%, due 12/15/35                                                    150,000            147,110
   Time Warner, Inc.
      7.70%, due 5/1/32                                                      350,000            390,858
   Viacom, Inc.
      6.875%, due 4/30/36                         (a)                        950,000            939,159
   Walt Disney Co. (The)
      7.00%, due 3/1/32                                                      500,000            577,739
                                                                                       ----------------
                                                                                              8,861,406
                                                                                       ----------------
   OIL & GAS (0.5%)
   Enterprise Products Operating, L.P.
      5.75%, due 3/1/35                                                      875,000            788,302
   Motiva Enterprises LLC
      5.20%, due 9/15/12                          (a)                        600,000            594,557
   Pemex Project Funding Master Trust
      5.75%, due 12/15/15                         (a)                        875,000            854,875

                                                                                       ----------------
                                                                                              2,237,734
                                                                                       ----------------
   PHARMACEUTICALS (0.3%)
   Eli Lilly & Co.
      4.50%, due 3/15/18                                                   1,500,000          1,386,515
                                                                                       ----------------
   PIPELINES (0.9%)
   Duke Capital LLC
      6.75%, due 2/15/32                                                   2,891,000          3,064,341
      7.50%, due 10/1/09                                                   1,476,000          1,570,098
                                                                                       ----------------
                                                                                              4,634,439
                                                                                       ----------------
   REAL ESTATE (0.2%)
   Regency Centers, L.P.
      7.95%, due 1/15/11                                                     750,000            818,172
                                                                                       ----------------
   REAL ESTATE INVESTMENT TRUSTS (1.2%)
   Archstone-Smith Operating Trust
      5.25%, due 5/1/15                                                      500,000            489,475
   AvalonBay Communities, Inc.
      6.625%, due 9/15/11                                                  1,000,000          1,053,009
   Federal Realty Investment Trust
      5.65%, due 6/1/16                                                    1,000,000            997,200
   Hospitality Properties Trust
      5.125%, due 2/15/15                                                  1,000,000            951,694
   New Plan Excel Realty Trust
      5.25%, due 9/15/15                                                     500,000            479,728
   Rouse Co. (The)
      3.625%, due 3/15/09                                                  1,000,000            944,122
   United Dominion Realty Trust, Inc.
      4.30%, due 7/1/07                                                    1,000,000            990,177
                                                                                       ----------------
                                                                                              5,905,405
                                                                                       ----------------
   RETAIL (0.2%)
   Yum! Brands, Inc.
      8.875%, due 4/15/11                                                  1,000,000          1,130,707
                                                                                       ----------------
   SAVINGS & LOANS (0.1%)
   Washington Mutual Bank
      5.95%, due 5/20/13                                                     500,000            510,393
                                                                                       ----------------
   TELECOMMUNICATIONS (2.0%)
   CenturyTel, Inc.
      Series F
      6.30%, due 1/15/08                                                   2,020,000          2,039,036
   Embarq Corp.
      6.738%, due 6/1/13                                                   1,000,000          1,028,876
   SBC Communications, Inc.
      5.10%, due 9/15/14                                                   1,500,000          1,449,293
   Sprint Capital Corp.
      8.375%, due 3/15/12                                                  1,250,000          1,400,979
      8.75%, due 3/15/32                                                   1,750,000          2,134,123
   Verizon Global Funding Corp.
      5.85%, due 9/15/35                                                   1,000,000            942,159
      7.75%, due 12/1/30                                                     575,000            659,139
                                                                                       ----------------
                                                                                              9,653,605
                                                                                       ----------------
   TRUCKING & LEASING (0.4%)
   TTX Co.

      5.00%, due 4/1/12                           (a)                      2,050,000          2,012,450
                                                                                       ----------------
   Total Corporate Bonds
      (Cost $132,038,120)                                                                   131,605,512
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   FOREIGN BONDS (2.8%)

   BEVERAGES (0.6%)
   Diageo Capital PLC
      5.875%, due 9/30/36                                                  3,000,000          2,935,812
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (0.6%)
   AMVESCAP PLC
      5.90%, due 1/15/07                                                   3,000,000          3,002,679
                                                                                       ----------------
   INVESTMENT COMPANY (0.4%)
   Temasek Financial I, Ltd.
      4.50%, due 9/21/15                          (a)                      1,750,000          1,657,913
                                                                                       ----------------
   MEDIA (0.2%)
   Thomson Corp. (The)
      5.75%, due 2/1/08                                                    1,000,000          1,003,229
                                                                                       ----------------
   REGIONAL GOVERNMENT (0.8%)
   Province of Ontario
      5.50%, due 10/1/08                                                   4,000,000          4,038,428
                                                                                       ----------------
   TELECOMMUNICATIONS (0.2%)
   Telecom Italia Capital S.A.
      4.00%, due 1/15/10                                                     375,000            355,316
      6.00%, due 9/30/34                                                     875,000            782,301
                                                                                       ----------------
                                                                                              1,137,617
                                                                                       ----------------
   Total Foreign Bonds
      (Cost $13,949,875)                                                                     13,775,678
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   MORTGAGE-BACKED SECURITIES (6.6%)

   COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
   MORTGAGE OBLIGATIONS) (6.6%)
   Banc of America Commercial Mortgage, Inc.
      Series 2006-4, Class A3A
      5.60%, due 7/10/46                                                   1,000,000          1,016,851
      Series 2006-2, Class AAB
      5.723%, due 5/10/45                         (b)                      2,000,000          2,056,273
   Bear Stearns Adjustable Rate Mortgage Trust
      Series 2005-8, Class A4
      5.097%, due 8/25/35                         (a) (b)                    500,000            487,660
   Bear Stearns Commercial Mortgage Securities
      Series 2006-PW11, Class A3
      5.458%, due 3/11/39                         (b)                      1,000,000          1,013,112
      Series 2006-PW11, Class A4
      5.458%, due 3/11/39                         (b)                      1,500,000          1,521,234
      Series 2006-PW11, Class AM
      5.458%, due 3/11/39                         (b)                        500,000            506,056
      Series 2006-PW13, Class A3

      5.518%, due 9/11/41                                                  1,000,000          1,011,690
      Series 2006-PW13, Class A4
      5.54%, due 9/11/41                                                   1,000,000          1,013,756
      Series 2006-PW12, Class AAB
      5.686%, due 9/11/38                         (b)                      1,000,000          1,025,867
   Credit Suisse Mortgage Capital Certificates
      Series 2006-C1, Class AM
      5.737%, due 2/15/39                         (b)                      5,000,000          5,073,070
   JP Morgan Chase Commercial Mortgage
      Securities Corp.
      Series 2006-CB16, Class A3B
      5.579%, due 5/12/45                                                  1,000,000          1,011,517
   LB-UBS Commercial Mortgage Trust
      Series 2006-C4, Class AAB
      6.073%, due 6/15/32                         (b)                      1,225,000          1,272,239
   Merrill Lynch Mortgage Trust
      Series 2005-MKB2, Class A4
      5.204%, due 9/12/42                         (b)                      1,000,000            989,722
      Series 2005-LC1, Class A3
      5.289%, due 1/12/44                         (b)                      2,500,000          2,500,514
   Morgan Stanley Capital I
      Series 2004-HQ3, Class A4
&     4.80%, due 1/13/41                                                  10,000,000          9,690,483
      Series 2006-HQ9, Class AM
      5.773%, due 7/12/44                         (b)                      1,000,000          1,028,222
   Structured Adjustable Rate Mortgage Loan
      Trust
      Series 2006-8, Class 4A3
      5.75%, due 9/25/36                          (b)                      1,000,000          1,003,438
                                                                                       ----------------
   Total Mortgage-Backed Securities
      (Cost $31,835,670)                                                                     32,221,704
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   U.S. GOVERNMENT & FEDERAL AGENCIES (56.3%)

   FEDERAL HOME LOAN BANK (4.0%)
      2.625%, due 2/16/07                                                  5,000,000          4,950,860
&     3.625%, due 11/14/08                                                10,000,000          9,728,150
      3.75%, due 8/15/07                                                   5,000,000          4,939,550
                                                                                       ----------------
                                                                                             19,618,560
                                                                                       ----------------
   FEDERAL HOME LOAN BANK (COLLATERALIZED
   MORTGAGE OBLIGATIONS) (0.9%)
      Series VN-2015, Class A
      5.46%, due 11/27/15                                                  4,521,560          4,542,048
                                                                                       ----------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION
      (2.2%)
      5.50%, due 9/25/13                                                   1,500,000          1,500,902
      5.50%, due 9/1/21                                                    3,500,000          3,497,926
      6.00%, due 9/1/36                                                    5,800,000          5,830,375
                                                                                       ----------------
                                                                                             10,829,203
                                                                                       ----------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION
   (MORTGAGE PASS-THROUGH SECURITIES) (14.5%)
      4.00%, due 1/1/21                                                    2,805,524          2,644,749
&     4.50%, due 8/1/20                                                    7,809,699          7,526,186
      4.50%, due 11/1/20                                                     934,525            900,600
      4.50%, due 3/1/21                                                    1,917,969          1,848,341

      4.50%, due 4/1/21                                                      195,025            187,867
      4.50%, due 5/1/35                                                      230,423            215,422
      4.50%, due 8/1/35                                                      478,794            447,622
      5.00%, due 10/1/20                                                   1,816,723          1,785,275
      5.00%, due 12/1/20                                                   5,683,425          5,585,046
      5.00%, due 1/1/21                                                      920,231            903,998
      5.00%, due 5/1/21                                                    1,656,678          1,628,001
      5.00%, due 7/1/35                                                      246,191            236,908
&     5.00%, due 8/1/35                                                   17,245,248         16,594,949
&     5.00%, due 10/1/36                          TBA (c)                 15,000,000         14,423,430
      5.454%, due 1/1/36                          (b)                      6,810,150          6,747,827
      5.50%, due 12/1/18                                                   1,599,863          1,602,978
      5.50%, due 6/1/21                                                    1,968,258          1,967,092
      5.50%, due 1/1/36                                                    1,751,687          1,728,342
      6.00%, due 12/1/35                                                     225,873            227,114
      6.50%, due 7/1/17                                                      297,042            303,367
      6.50%, due 11/1/35                                                   1,326,015          1,352,090
      6.50%, due 1/1/36                                                      843,841            859,633
      7.00%, due 1/1/33                                                    1,382,579          1,423,063
                                                                                       ----------------
                                                                                             71,139,900
                                                                                       ----------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.7%)
      5.25%, due 8/1/12                                                    2,000,000          2,010,454
      6.00%, due 9/1/36                                                    2,000,000          2,009,224
      6.50%, due 9/1/36                                                    4,000,000          4,073,448
                                                                                       ----------------
                                                                                              8,093,126
                                                                                       ----------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (MORTGAGE PASS-THROUGH SECURITIES) (13.2%)
      4.00%, due 10/1/20                                                       1,038                980
      4.50%, due 12/1/19                                                      13,922             13,451
      4.50%, due 9/1/20                                                      121,947            117,701
      4.50%, due 9/1/35                                                    3,000,001          2,803,813
      5.00%, due 1/1/21                                                    1,472,524          1,447,127
      5.00%, due 2/1/21                                                      901,686            886,062
      5.00%, due 3/1/21                                                      986,710            969,613
      5.00%, due 5/1/21                                                      947,431            931,014
      5.00%, due 6/1/21                                                      982,785            965,756
      5.00%, due 5/1/33                                                       55,830             53,836
      5.00%, due 4/1/36                                                       98,615             94,774
      5.40%, due 1/1/36                           (b)                      1,956,365          1,932,748
      5.50%, due 5/1/16                                                    1,064,935          1,067,981
      5.50%, due 6/1/35                                                    3,944,140          3,887,694
      5.50%, due 7/1/35                                                    3,958,075          3,901,431
&     5.50%, due 8/1/35                                                    9,792,651          9,652,507
      5.50%, due 10/1/35                                                   1,506,040          1,484,487
&     5.50%, due 11/1/35                                                  12,413,932         12,236,275
      5.50%, due 12/1/35                                                   1,930,972          1,903,338
      5.50%, due 5/1/36                                                    1,980,922          1,951,677
      5.50%, due 8/1/36                                                    2,496,812          2,459,951
      5.959%, due 7/1/36                          (b)                        993,446          1,000,382
      6.00%, due 2/1/14                                                      471,944            477,386
      6.00%, due 1/1/36                                                    5,946,720          5,974,165
      6.00%, due 6/1/36                                                    3,977,097          3,995,439
      6.00%, due 7/1/36                                                    1,970,486          1,979,575
      6.00%, due 8/1/36                                                       99,830            100,290
      6.50%, due 11/1/09                                                     261,928            262,965
      6.50%, due 10/1/27                                                      48,999             50,202
      6.50%, due 1/1/28                                                      256,173            262,463

      6.50%, due 7/1/35                                                      580,857            591,612
      7.00%, due 2/1/27                                                      362,090            373,738
      7.00%, due 1/1/28                                                      358,757            370,369
      7.00%, due 4/1/31                                                       67,594             69,590
      7.50%, due 7/1/28                                                      179,159            186,055
                                                                                       ----------------
                                                                                             64,456,447
                                                                                       ----------------
   FREDDIE MAC (COLLATERALIZED MORTGAGE
   OBLIGATIONS) (0.6%)
      Series R005, Class AB
      5.50%, due 12/15/18                                                  2,796,942          2,790,867
                                                                                       ----------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (COLLATERALIZED MORTGAGE OBLIGATION)
      (2.7%)
      Series 2003-96, Class C
      4.396%, due 1/16/24                                                  3,000,000          2,937,970
      Series 2005-87, Class B
      5.116%, due 1/16/28                         (b)                      5,000,000          4,966,140
      Series 2002-35, Class D
      6.297%, due 1/16/27                         (b)                      5,000,000          5,226,341
                                                                                       ----------------
                                                                                             13,130,451
                                                                                       ----------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (MORTGAGE PASS-THROUGH SECURITIES) (2.0%)
      5.50%, due 7/15/35                                                   1,758,313          1,746,752
      5.50%, due 8/15/35                                                     867,722            862,017
      5.50%, due 5/15/36                                                     996,753            990,094
      6.00%, due 1/15/36                                                   2,790,579          2,824,799
      6.50%, due 1/15/36                                                   1,993,110          2,044,334
      6.50%, due 3/15/36                                                     797,832            818,337
      7.00%, due 7/15/31                                                     164,411            169,813
      9.00%, due 4/15/26                                                     134,354            145,277
                                                                                       ----------------
                                                                                              9,601,423
                                                                                       ----------------
   UNITED STATES TREASURY BONDS (1.5%)
      4.50%, due 2/15/36                                                     883,000            846,093
      5.375%, due 2/15/31                         (d)                      5,000,000          5,400,390
      6.25%, due 8/15/23                          (d)                      1,000,000          1,161,016
                                                                                       ----------------
                                                                                              7,407,499
                                                                                       ----------------
   UNITED STATES TREASURY NOTES (13.0%)
      3.00%, due 2/15/08                                                   3,000,000          2,928,867
      3.375%, due 2/15/08                         (d)                      2,800,000          2,747,172
      3.625%, due 5/15/13                                                  1,525,000          1,440,887
&     4.00%, due 3/15/10                          (d)                     25,545,000         25,060,054
      4.375%, due 11/15/08                        (d)                      1,525,000          1,515,528
      4.50%, due 2/28/11                                                     980,000            976,325
      4.50%, due 2/15/16                                                   5,000,000          4,949,805
      4.625%, due 8/31/11                         (d)                      1,825,000          1,826,997
&     4.875%, due 4/30/08                                                 10,300,000         10,314,884
      4.875%, due 5/31/08                         (d)                      1,855,000          1,858,478
      4.875%, due 5/15/09                                                  2,500,000          2,514,453
      4.875%, due 8/15/16                         (d)                        180,000            183,403
&     5.125%, due 5/15/16                         (d)                      7,200,000          7,468,877
                                                                                       ----------------
                                                                                             63,785,730
                                                                                       ----------------
   Total U.S. Government & Federal Agencies
      (Cost $275,756,196)                                                                   275,395,254
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   YANKEE BONDS (0.5%)                            (e)

   INSURANCE (0.4%)
   ACE, Ltd.
      6.00%, due 4/1/07                                                    1,750,000          1,753,829
                                                                                       ----------------
   INVESTMENT COMPANY (0.1%)
   SIUK PLC
      8.23%, due 2/1/27                                                      750,000            763,562
                                                                                       ----------------
   Total Yankee Bonds
      (Cost $2,530,427)                                                                       2,517,391
                                                                                       ----------------
   Total Long-Term Bonds
      (Cost $474,772,239)                                                                   474,113,665
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (13.3%)

   COMMERCIAL PAPER (4.2%)
   Barton Capital LLC
      5.267%, due 10/5/06                         (f)                        814,469            814,469
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (f)                        521,559            521,559
   Charta LLC
      5.289%, due 10/6/06                         (f)                      1,076,023          1,076,023
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (f)                        802,546            802,546
      5.303%, due 11/14/06                        (f)                        542,979            542,979
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (f)                        802,546            802,546
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (f)                      1,357,448          1,357,448
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (f)                        807,329            807,329
   Wisconsin Gas Co.
      5.37%, due 10/2/06                                                  13,830,000         13,825,874
                                                                                       ----------------
   Total Commercial Paper
      (Cost $20,550,773)                                                                     20,550,773
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.4%)
   BGI Institutional Money Market Fund            (f)                      2,079,762          2,079,762
                                                                                       ----------------
   Total Investment Company
      (Cost $2,079,762)                                                                       2,079,762
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.2%)

   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $1,078,261
      (Collateralized by various bonds
      with a Principal Amount of
      $1,055,837 and a Market Value
      of $1,099,747)                              (f)               $      1,077,769          1,077,769
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $1,077,769)                                                                       1,077,769
                                                                                       ----------------
   TIME DEPOSITS (5.6%)

   Bank of America Corp.
      5.27%, due 11/21/06                         (b) (f)                  2,171,917          2,171,917
   Bank of Montreal
      5.28%, due 11/27/06                         (f)                      2,171,917          2,171,917
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (f)                      2,171,917          2,171,917
   Barclays
      5.30%, due 10/20/06                         (f)                      2,171,917          2,171,917
   BNP Paribas
      5.27%, due 10/25/06                         (f)                      1,900,427          1,900,427
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (f)                      2,171,917          2,171,917
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (f)                      1,900,427          1,900,427
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (f)                      2,009,023          2,009,023
   Royal Bank of Canada
      5.30%, due 12/22/06                         (f)                      2,171,917          2,171,917
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (f)                      2,171,917          2,171,917
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (f)                      2,171,917          2,171,917
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (f)                      2,171,917          2,171,917
   UBS AG
      5.28%, due 10/16/06                         (f)                      2,171,917          2,171,917
                                                                                       ----------------
   Total Time Deposits
      (Cost $27,529,047)                                                                     27,529,047
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   U.S. GOVERNMENT & FEDERAL AGENCY (2.9%)

   Federal National Mortgage Association
      (Discount Note)
      5.13%, due 10/12/06                                                  9,000,000          8,984,610

   United States Treasury Bill
      4.69%, due 10/12/06                                                  5,000,000          4,992,192
                                                                                       ----------------
   Total U.S. Government & Federal Agency
      (Cost $13,976,802)                                                                     13,976,802
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $65,214,153)                                                                     65,214,153
                                                                                       ----------------
   Total Investments
      (Cost $539,986,392)                         (g)                          110.2%       539,327,818(h)
   Liabilities in Excess of
      Cash and Other Assets                                                    (10.2)       (49,705,706)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    489,622,112
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Portfolio's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2006 is $14,423,430.

(d)  Represents security, or a portion thereof, which is out on loan.

(e) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(f) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  The cost for federal income tax purposes is $540,218,777.

(h) At September 30, 2006 net unrealized depreciation was $890,959, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,408,799 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,299,758.

MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (99.6%)                          +

   AEROSPACE & DEFENSE (4.1%)
   L-3 Communications Holdings, Inc.                                         174,700   $     13,684,251
&  United Technologies Corp.                                                 306,100         19,391,435
                                                                                       ----------------
                                                                                             33,075,686
                                                                                       ----------------
   AIR FREIGHT & LOGISTICS (2.2%)
   FedEx Corp.                                                               167,300         18,182,164
                                                                                       ----------------
   AUTOMOBILES (2.2%)
   Harley-Davidson, Inc.                          (a)                        283,500         17,789,625
                                                                                       ----------------
   BEVERAGES (1.7%)
   PepsiCo, Inc.                                                             206,300         13,463,138
                                                                                       ----------------
   BIOTECHNOLOGY (5.7%)
   Amgen, Inc.                                    (b)                        219,400         15,693,682
   Genentech, Inc.                                (b)                        158,100         13,074,870
   Gilead Sciences, Inc.                          (a) (b)                    260,300         17,882,610
                                                                                       ----------------
                                                                                             46,651,162
                                                                                       ----------------
   CAPITAL MARKETS (1.2%)
   Ameriprise Financial, Inc.                                                 83,700          3,925,530
   Lehman Brothers Holdings, Inc.                                             27,700          2,045,922
   Morgan Stanley                                                             57,100          4,163,161
                                                                                       ----------------
                                                                                             10,134,613
                                                                                       ----------------
   CHEMICALS (2.4%)
&  Praxair, Inc.                                                             337,000         19,936,920
                                                                                       ----------------
   COMMUNICATIONS EQUIPMENT (6.4%)
   Cisco Systems, Inc.                            (b)                        353,200          8,123,600
   Corning, Inc.                                  (b)                        738,900         18,036,549
&  Motorola, Inc.                                                            829,900         20,747,500
   Research In Motion, Ltd.                       (a) (b)                     47,200          4,845,552
                                                                                       ----------------
                                                                                             51,753,201
                                                                                       ----------------
   COMPUTERS & PERIPHERALS (4.2%)
&  Apple Computer, Inc.                           (a) (b)                    285,700         22,007,471
   EMC Corp.                                      (b)                      1,019,900         12,218,402
                                                                                       ----------------
                                                                                             34,225,873
                                                                                       ----------------
   CONSUMER FINANCE (3.6%)
   American Express Co.                                                      275,100         15,427,608
   Capital One Financial Corp.                                               180,400         14,190,264
                                                                                       ----------------
                                                                                             29,617,872
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (2.4%)
   Bank of America Corp.                                                     224,200         12,010,394

   JPMorgan Chase & Co.                                                      165,200          7,757,792
                                                                                       ----------------
                                                                                             19,768,186
                                                                                       ----------------
   ENERGY EQUIPMENT & SERVICES (9.4%)
   Baker Hughes, Inc.                                                        248,800         16,968,160
   BJ Services Co.                                (a)                        505,200         15,221,676
   ENSCO International, Inc.                                                 187,400          8,213,742
   Transocean, Inc.                               (b)                        220,500         16,147,215
&  Weatherford International, Ltd.                (b)                        471,000         19,650,120
                                                                                       ----------------
                                                                                             76,200,913
                                                                                       ----------------
   FOOD & STAPLES RETAILING (1.7%)
   Walgreen Co.                                                              309,400         13,734,266
                                                                                       ----------------
   HEALTH CARE PROVIDERS & SERVICES (10.9%)
&  Caremark Rx, Inc.                                                         350,300         19,851,501
   Coventry Health Care, Inc.                     (b)                        167,900          8,650,208
   Omnicare, Inc.                                 (a)                         91,900          3,959,971
   Quest Diagnostics, Inc.                        (a)                        291,500         17,828,140
   UnitedHealth Group, Inc.                                                  336,600         16,560,720
&  WellPoint, Inc.                                (b)                        285,900         22,028,598
                                                                                       ----------------
                                                                                             88,879,138
                                                                                       ----------------
   HOUSEHOLD DURABLES (1.1%)
   Harman International Industries, Inc.                                     109,200          9,111,648
                                                                                       ----------------
   INDUSTRIAL CONGLOMERATES (2.9%)
   3M Co.                                                                     69,400          5,164,748
   General Electric Co.                                                      524,900         18,528,970
                                                                                       ----------------
                                                                                             23,693,718
                                                                                       ----------------
   INSURANCE (1.2%)
   Prudential Financial, Inc.                                                125,500          9,569,375
                                                                                       ----------------
   INTERNET SOFTWARE & SERVICES (1.9%)
   Akamai Technologies, Inc.                      (b)                        314,600         15,726,854
                                                                                       ----------------
   LIFE SCIENCES TOOLS & SERVICES (2.4%)
   Fisher Scientific International, Inc.          (b)                        217,200         16,993,728
   Thermo Electron Corp.                          (b)                         61,600          2,422,728
                                                                                       ----------------
                                                                                             19,416,456
                                                                                       ----------------
   MACHINERY (3.7%)
&  Danaher Corp.                                                             279,400         19,186,398
   Illinois Tool Works, Inc.                                                 238,400         10,704,160
                                                                                       ----------------
                                                                                             29,890,558
                                                                                       ----------------
   MEDIA (3.8%)
   Comcast Corp. Class A                          (b)                        273,500         10,078,475
   News Corp. Class A                                                        420,200          8,256,930
   Omnicom Group, Inc.                                                       131,100         12,270,960
                                                                                       ----------------
                                                                                             30,606,365
                                                                                       ----------------
   MULTILINE RETAIL (4.2%)
&  Kohl's Corp.                                   (a) (b)                    300,100         19,482,492
   Target Corp.                                                              272,100         15,033,525
                                                                                       ----------------
                                                                                             34,516,017
                                                                                       ----------------
   OIL, GAS & CONSUMABLE FUELS (1.7%)

   Apache Corp.                                                               90,800          5,738,560
   Peabody Energy Corp.                                                      225,000          8,275,500
                                                                                       ----------------
                                                                                             14,014,060
                                                                                       ----------------
   PHARMACEUTICALS (2.2%)
   Johnson & Johnson                                                         277,700         18,033,838
                                                                                       ----------------
   ROAD & RAIL (1.2%)
   Norfolk Southern Corp.                                                    218,900          9,642,545
                                                                                       ----------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   (4.2%)
   Intel Corp.                                                               269,100          5,535,387
   Linear Technology Corp.                                                   143,500          4,465,720
   National Semiconductor Corp.                                              536,900         12,633,257
   Texas Instruments, Inc.                                                   343,500         11,421,375
                                                                                       ----------------
                                                                                             34,055,739
                                                                                       ----------------
   SOFTWARE (2.4%)
   Citrix Systems, Inc.                           (b)                        307,100         11,120,091
   Microsoft Corp.                                                           299,900          8,196,267
                                                                                       ----------------
                                                                                             19,316,358
                                                                                       ----------------
   SPECIALTY RETAIL (5.0%)
   Bed Bath & Beyond, Inc.                        (b)                        358,100         13,700,906
   Best Buy Co., Inc.                             (a)                        335,900         17,990,804
   Lowe's Cos., Inc.                              (a)                        319,100          8,953,946
                                                                                       ----------------
                                                                                             40,645,656
                                                                                       ----------------
   TEXTILES, APPAREL & LUXURY GOODS (3.6%)
&  Coach, Inc.                                    (a) (b)                    539,300         18,551,920
   NIKE, Inc. Class B                                                        121,500         10,645,830
                                                                                       ----------------
                                                                                             29,197,750
                                                                                       ----------------
   Total Common Stocks
      (Cost $588,742,569)                                                                   810,849,694
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (5.7%)

   COMMERCIAL PAPER (1.2%)
   Barton Capital LLC
      5.267%, due 10/5/06                         (c)               $        955,714            955,714
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (c)                        612,007            612,007
   Charta LLC
      5.289%, due 10/6/06                         (c)                      1,262,626          1,262,626
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (c)                        941,723            941,723
      5.303%, due 11/14/06                        (c)                        637,142            637,142
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (c)                        941,723            941,723
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (c)                      1,592,856          1,592,856
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (c)                        947,335            947,335
   Rabobank USA Finance Corp.
      5.35%, due 10/2/06                                                   2,295,000          2,294,318

                                                                                       ----------------
   Total Commercial Paper
      (Cost $10,185,444)                                                                     10,185,444
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.3%)
   BGI Institutional Money Market Fund            (c)                      2,440,432          2,440,432
                                                                                       ----------------
   Total Investment Company
      (Cost $2,440,432)                                                                       2,440,432
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $1,265,252
      (Collateralized by various bonds
      with a Principal Amount of
      $1,238,939 and a Market Value
      of $1,290,464)                              (c)               $      1,264,675          1,264,675
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $1,264,675)                                                                       1,264,675
                                                                                       ----------------
   TIME DEPOSITS (4.0%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (c) (d)                  2,548,569          2,548,569
   Bank of Montreal
      5.28%, due 11/27/06                         (c)                      2,548,569          2,548,569
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (c)                      2,548,569          2,548,569
   Barclays
      5.30%, due 10/20/06                         (c)                      2,548,569          2,548,569
   BNP Paribas
      5.27%, due 10/25/06                         (c)                      2,229,998          2,229,998
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (c)                      2,548,569          2,548,569
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (c)                      2,229,998          2,229,998
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (c)                      2,357,427          2,357,427
   Royal Bank of Canada
      5.30%, due 12/22/06                         (c)                      2,548,569          2,548,569
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (c)                      2,548,569          2,548,569
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (c)                      2,548,569          2,548,569
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (c)                      2,548,569          2,548,569
   UBS AG
      5.28%, due 10/16/06                         (c)                      2,548,569          2,548,569
                                                                                       ----------------
   Total Time Deposits
      (Cost $32,303,113)                                                                     32,303,113
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $46,193,664)                                                                     46,193,664
                                                                                       ----------------
   Total Investments
      (Cost $634,936,233)                         (e)                          105.3%       857,043,358(f)
   Liabilities in Excess of

      Cash and Other Assets                                                     (5.3)       (42,814,711)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    814,228,647
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(e)  The cost for federal income tax purposes is $635,468,771.

(f) At September 30, 2006 net unrealized appreciation was $221,574,587, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $231,031,689 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $9,457,102.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                    PRINCIPAL AMOUNT    AMORTIZED COST
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (100.2%)                +
   ASSET-BACKED SECURITY (0.5%)
   USAA Auto Owner Trust, Series 2006-3,
      Class A1
      5.405%, due 8/15/07                                           $      1,812,998   $      1,812,998
                                                                                       ----------------
   CERTIFICATE OF DEPOSIT (0.6%)
   Royal Bank of Canada
      5.31%, due 10/23/06                                                  2,160,000          2,160,024
                                                                                       ----------------
   COMMERCIAL PAPER (47.8%)
   Abbey National North America LLC
      5.34%, due 10/18/06                                                  3,000,000          2,991,990
      5.34%, due 10/26/06                                                    725,000            722,204
   ABN-AMRO N.A. Finance, Inc.
      5.25%, due 11/24/06                                                  4,000,000          3,967,917
      5.32%, due 11/3/06                                                   3,500,000          3,482,414
   AIG Funding, Inc.
      5.24%, due 11/28/06                                                  3,200,000          3,172,519
   American Express Credit Corp.
      5.24%, due 12/19/06                                                  3,000,000          2,965,067
      5.25%, due 11/21/06                                                  1,330,000          1,319,914
   American General Finance Corp.
      5.26%, due 11/17/06                                                  1,785,000          1,772,481
      5.355%, due 10/24/06                                                 3,400,000          3,387,862
   ANZ Delaware, Inc.
      5.025%, due 10/5/06                                                  3,000,000          2,997,906
      5.20%, due 12/5/06                                                   3,000,000          2,971,400
      5.36%, due 10/27/06                                                  3,300,000          3,286,734
   Atlantis One Funding Corp.
      5.26%, due 11/28/06                         (a)                      5,650,000          5,601,294
   Barclays U.S. Funding Corp.
      5.25%, due 11/21/06                                                  2,225,000          2,208,127
      5.27%, due 11/15/06                                                  2,750,000          2,731,482
      5.27%, due 11/21/06                                                  1,600,000          1,587,820
   ChevronTexaco Funding Corp.
      5.21%, due 12/7/06                                                   3,725,000          3,688,342
   Dexia Delaware LLC
      5.27%, due 11/10/06                                                  7,250,000          7,206,486
   European Investment Bank
      5.18%, due 10/10/06                                                  4,000,000          3,994,245
      5.21%, due 10/11/06                                                  3,570,000          3,564,317
   General Electric Capital Corp.
      5.25%, due 11/14/06                                                  1,950,000          1,937,203
      5.25%, due 12/4/06                                                   3,500,000          3,466,823
      5.36%, due 10/10/06                                                  3,100,000          3,095,385
   HBOS Treasury Services PLC
      5.27%, due 11/29/06                                                  3,000,000          2,973,650
      5.28%, due 11/6/06                                                   5,700,000          5,669,068
   ING U.S. Funding LLC
      5.26%, due 11/16/06                                                  2,600,000          2,582,145
      5.32%, due 10/16/06                                                  3,000,000          2,992,906

      5.38%, due 11/7/06                                                   2,075,000          2,063,217
   KfW International Finance, Inc.
      5.21%, due 11/8/06                          (a)                      4,000,000          3,977,423
      5.33%, due 12/15/06                         (a)                      3,300,000          3,262,867
   Lloyds TSB Bank PLC
      5.235%, due 10/2/06                                                  4,000,000          3,998,837
      5.26%, due 10/13/06                                                  3,500,000          3,493,352
   Merrill Lynch & Co., Inc.
      5.23%, due 12/14/06                                                  3,500,000          3,461,865
   MetLife Funding, Inc.
      5.25%, due 11/21/06                                                  4,625,000          4,589,927
      5.35%, due 10/16/06                                                  3,100,000          3,092,629
   Minnesota Mining & Manufacturing Co.
      5.20%, due 11/27/06                                                  2,075,000          2,057,616
      5.20%, due 12/11/06                                                  1,120,000          1,108,352
   Nationwide Building Society
      5.27%, due 1/8/07                           (a)                      2,250,000          2,217,063
      5.32%, due 11/6/06                          (a)                      3,500,000          3,480,863
   Nestle Capital Corp.
      5.24%, due 11/2/06                          (a)                      3,900,000          3,881,267
      5.305%, due 11/27/06                        (a)                      3,400,000          3,370,941
   Private Export Funding Corp.
      5.26%, due 2/15/07                          (a)                      3,000,000          2,939,510
      5.37%, due 10/3/06                          (a)                      3,000,000          2,998,657
      5.37%, due 11/2/06                          (a)                      2,125,000          2,114,540
   Prudential Funding LLC
      5.20%, due 12/28/06                                                  2,475,000          2,443,182
      5.22%, due 10/4/06                                                   3,100,000          3,098,202
   Societe Generale North America, Inc.
      5.26%, due 11/17/06                                                  3,000,000          2,978,960
      5.40%, due 10/19/06                                                  3,100,000          3,091,165
   Svenska Handelsbanken, Inc.
      5.33%, due 12/15/06                                                  3,500,000          3,500,000
      5.36%, due 10/30/06                                                  3,500,000          3,484,367
   Swiss RE Financial Products
      5.26%, due 10/13/06                         (a)                      3,500,000          3,493,352
   Toyota Motor Credit Corp.
      5.26%, due 11/28/06                                                  2,050,000          2,032,328
      5.27%, due 11/16/06                                                  3,000,000          2,979,359
   UBS Finance (Delaware) LLC
      5.145%, due 3/26/07                                                  3,050,000          2,972,846
      5.365%, due 10/11/06                                                 3,000,000          2,995,082
                                                                                       ----------------
                                                                                            171,515,470
                                                                                       ----------------
   CORPORATE BONDS (13.1%)
   Abbott Laboratories
      6.40%, due 12/1/06                                                   3,725,000          3,734,574
   BP Capital Markets PLC
      2.625%, due 3/15/07                                                  2,700,000          2,670,097
      2.75%, due 12/29/06                                                  3,837,000          3,817,790
   FleetBoston Financial Corp.
      4.875%, due 12/1/06                                                  3,697,000          3,697,748
   Goldman Sachs Group, Inc. (The)
      5.504%, due 5/11/07                         (b)                      3,300,000          3,301,953
   Harvard University
      8.125%, due 4/15/07                                                  4,725,000          4,792,463
   International Business Machines Corp.
      4.875%, due 10/1/06                                                  3,000,000          2,999,970
   Morgan Stanley
      5.55%, due 11/24/06                         (b)                      3,000,000          3,000,648

      5.64%, due 1/12/07                          (b)                      3,000,000          3,001,148
   Pfizer, Inc.
      2.50%, due 3/15/07                                                   3,675,000          3,629,865
   Wachovia Bank N.A.
      5.459%, due 3/30/07                         (b)                      3,000,000          2,999,669
   Wachovia Corp.
      4.95%, due 11/1/06                                                   3,000,000          3,000,997
   Wal-Mart Stores, Inc.
      5.261%, due 3/28/07                         (a) (b)                  3,500,000          3,499,181
   Wells Fargo & Co.
      5.449%, due 3/23/07                         (b)                      3,000,000          3,001,540
                                                                                       ----------------
                                                                                             47,147,643
                                                                                       ----------------
   FEDERAL AGENCIES (31.0%)
   Federal Home Loan Bank
      5.08%, due 2/22/07                                                   5,600,000          5,599,759
   Federal Home Loan Bank (Discount Note)
      5.145%, due 12/8/06                                                  4,000,000          3,960,555
   Federal Home Loan Mortgage Corporation
      (Discount Notes)
      5.04%, due 10/17/06                                                  3,000,000          2,992,860
      5.06%, due 2/6/07                                                    4,900,000          4,811,155
      5.081%, due 1/31/07                                                    525,000            515,886
      5.115%, due 2/16/07                                                  3,400,000          3,332,851
      5.13%, due 1/26/07                                                   2,900,000          2,851,236
      5.137%, due 1/26/07                                                  3,000,000          2,949,486
      5.24%, due 10/3/06                                                   2,625,000          2,623,853
      5.245%, due 10/31/06                                                 3,950,000          3,932,159
      5.26%, due 11/14/06                                                  3,500,000          3,476,988
      5.26%, due 11/20/06                                                  4,000,000          3,970,193
      5.274%, due 10/23/06                                                 3,500,000          3,488,207
      5.29%, due 12/12/06                                                  4,000,000          3,957,092
      5.30%, due 11/21/06                                                  3,300,000          3,274,736
   Federal National Mortgage Association
      (Discount Notes)
      5.05%, due 3/7/07                                                    5,500,000          5,378,099
      5.095%, due 12/20/06                                                 2,300,000          2,273,633
      5.11%, due 2/14/07                                                   3,700,000          3,628,048
      5.13%, due 11/15/06                                                  5,200,000          5,165,914
      5.13%, due 1/8/07                                                    4,700,000          4,633,025
      5.14%, due 11/22/06                                                  3,075,000          3,051,731
      5.14%, due 12/13/06                                                  2,500,000          2,473,586
      5.14%, due 1/10/07                                                   4,775,000          4,705,460
      5.15%, due 11/29/06                                                  2,600,000          2,577,683
      5.15%, due 12/6/06                                                   1,575,000          1,559,904
      5.15%, due 12/11/06                                                  1,725,000          1,707,232
      5.18%, due 11/29/06                                                  8,100,000          8,030,070
      5.24%, due 10/25/06                                                  4,250,000          4,234,535
      5.24%, due 11/10/06                                                  3,770,000          3,747,501
      5.26%, due 10/25/06                                                  3,100,000          3,088,676
   World Bank (Discount Note)
      5.145%, due 10/24/06                                                 3,500,000          3,487,995
                                                                                       ----------------
                                                                                            111,480,108
                                                                                       ----------------
   FOREIGN GOVERNMENT BONDS (1.8%)
   Quebec Province
      5.25%, due 11/3/06                                                   3,333,000          3,316,474
      5.28%, due 11/3/06                                                   3,000,000          2,985,040
                                                                                       ----------------
                                                                                              6,301,514
                                                                                       ----------------

   MEDIUM-TERM NOTES (5.4%)
   Bayerische Landesbank/NY
      2.60%, due 10/16/06                                                  2,325,000          2,322,718
      5.419%, due 6/25/07                         (b)                      3,300,000          3,301,096
   Goldman Sachs Group, Inc. (The)
      5.633%, due 7/2/07                                                   3,500,000          3,504,466
   HSBC Finance Corp.
      5.54%, due 10/27/06                         (b)                      3,000,000          3,000,139
   International Business Machines Corp.
      2.375%, due 11/1/06                                                  3,000,000          2,993,750
   Merrill Lynch & Co., Inc.
      Series C
      5.59%, due 4/26/07                          (b)                      3,000,000          3,002,095
   Toyota Motor Credit Corp.
      Series E
      5.44%, due 12/18/06                         (b)                      1,420,000          1,420,472
                                                                                       ----------------
                                                                                             19,544,736
                                                                                       ----------------
   Total Short-Term Investments
      (Amortized Cost $359,962,493)               (c)                          100.2%       359,962,493
   Liabilities in Excess of
      Cash and Other Assets                                                     (0.2)          (721,252)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    359,241,241
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

MAINSTAY VP COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (99.5%)                          +

   AEROSPACE & DEFENSE (3.0%)
   Boeing Co. (The)                                                          137,889   $     10,872,548
   General Dynamics Corp.                                                     24,583          1,761,864
   Lockheed Martin Corp.                                                      87,013          7,488,339
   Northrop Grumman Corp.                                                     28,175          1,917,872
   Raytheon Co.                                                              109,472          5,255,751
   United Technologies Corp.                                                  28,289          1,792,108
                                                                                       ----------------
                                                                                             29,088,482
                                                                                       ----------------
   AIR FREIGHT & LOGISTICS (0.3%)
   C.H. Robinson Worldwide, Inc.                                              13,948            621,802
   Expeditors International of Washington, Inc.                               26,039          1,160,819
   United Parcel Service, Inc. Class B                                        12,782            919,537
                                                                                       ----------------
                                                                                              2,702,158
                                                                                       ----------------
   AIRLINES (0.3%)
   Southwest Airlines Co.                                                    178,101          2,967,163
                                                                                       ----------------
   AUTO COMPONENTS (0.1%)
   ArvinMeritor, Inc.                             (a)                         14,414            205,255
   BorgWarner, Inc.                                                            7,086            405,107
   Goodyear Tire & Rubber Co. (The)               (a) (b)                     18,339            265,915
   Lear Corp.                                     (a)                          5,506            113,974
   Modine Manufacturing Co.                                                    4,098             99,704
                                                                                       ----------------
                                                                                              1,089,955
                                                                                       ----------------
   AUTOMOBILES (1.1%)
   Ford Motor Co.                                 (a)                        385,263          3,116,778
   General Motors Corp.                           (a)                         93,160          3,098,502
   Harley-Davidson, Inc.                          (a)                         64,664          4,057,666
   Thor Industries, Inc.                          (a)                          4,878            200,827
                                                                                       ----------------
                                                                                             10,473,773
                                                                                       ----------------
   BEVERAGES (0.9%)
   Anheuser-Busch Cos., Inc.                                                  45,577          2,165,363
   Coca-Cola Co. (The)                                                        26,337          1,176,737
   Coca-Cola Enterprises, Inc.                                                43,371            903,418
   Molson Coors Brewing Co. Class B                                            6,362            438,342
   Pepsi Bottling Group, Inc. (The)               (a)                         32,996          1,171,358
   PepsiAmericas, Inc.                                                         8,612            183,780
   PepsiCo, Inc.                                                              38,441          2,508,660
                                                                                       ----------------
                                                                                              8,547,658
                                                                                       ----------------
   BIOTECHNOLOGY (0.2%)
   Amgen, Inc.                                    (b)                         31,220          2,233,167
                                                                                       ----------------
   BUILDING PRODUCTS (0.3%)
   American Standard Cos., Inc.                                                7,175            301,135

   Masco Corp.                                    (a)                         98,119          2,690,423
                                                                                       ----------------
                                                                                              2,991,558
                                                                                       ----------------
   CAPITAL MARKETS (3.1%)
   A.G. Edwards, Inc.                                                          9,359            498,648
   Ameriprise Financial, Inc.                                                 60,074          2,817,471
   Bank of New York Co., Inc. (The)                                          125,274          4,417,161
   Charles Schwab Corp. (The)                                                252,930          4,527,447
   Franklin Resources, Inc.                                                   38,378          4,058,473
   Goldman Sachs Group, Inc. (The)                                            12,231          2,069,118
   Janus Capital Group, Inc.                                                  51,674          1,019,011
   Jefferies Group, Inc.                                                      18,510            527,535
   Northern Trust Corp.                                                       45,546          2,661,253
   Raymond James Financial, Inc.                                              21,850            638,894
   SEI Investments Co.                                                        15,485            870,102
   State Street Corp.                                                         27,250          1,700,400
   T. Rowe Price Group, Inc.                                                  64,816          3,101,446
   Waddell & Reed Financial, Inc. Class A                                     20,676            511,731
                                                                                       ----------------
                                                                                             29,418,690
                                                                                       ----------------
   CHEMICALS (0.6%)
   Airgas, Inc.                                                                2,695             97,478
   Albemarle Corp.                                                             9,550            518,851
   Cytec Industries, Inc.                                                      3,234            179,778
   Eastman Chemical Co.                                                       11,820            638,516
   Hercules, Inc.                                 (b)                         27,717            437,097
   Lyondell Chemical Co.                                                      50,602          1,283,773
   Olin Corp.                                                                  8,826            135,567
   PPG Industries, Inc.                                                       27,256          1,828,332
   Rohm & Haas Co.                                                            11,625            550,444
   Sensient Technologies Corp.                                                11,333            221,787
   Valspar Corp.                                                               8,100            215,460
                                                                                       ----------------
                                                                                              6,107,083
                                                                                       ----------------
   COMMERCIAL BANKS (3.1%)
   AmSouth Bancorp.                                                          141,684          4,114,503
   Associated Banc-Corp.                                                       8,256            268,320
   Bank of Hawaii Corp.                                                        6,250            301,000
   BB&T Corp.                                                                 31,617          1,384,192
   City National Corp.                                                         2,112            141,631
   Comerica, Inc.                                                             39,794          2,265,074
   Compass Bancshares, Inc.                                                    7,856            447,635
   Fifth Third Bancorp                            (a)                        114,294          4,352,316
   First Horizon National Corp.                                               24,064            914,673
   FirstMerit Corp.                                                           16,380            379,525
   Huntington Bancshares, Inc.                                                14,770            353,446
   KeyCorp                                        (a)                         33,135          1,240,574
   National City Corp.                                                       115,214          4,216,832
   North Fork Bancorp., Inc.                                                 114,414          3,276,817
   Regions Financial Corp.                        (a)                         37,007          1,361,488
   SVB Financial Group                            (b)                          2,141             95,574
   Wachovia Corp.                                                             17,721            988,832
   Wells Fargo & Co.                                                          94,471          3,417,961
   Westamerica Bancorp.                                                        3,860            194,969
                                                                                       ----------------
                                                                                             29,715,362
                                                                                       ----------------
   COMMERCIAL SERVICES & SUPPLIES (0.6%)
   Brink's Co. (The)                                                           1,930            102,406
   Corporate Executive Board Co. (The)                                         3,194            287,173

   Deluxe Corp.                                                                6,320            108,072
   Dun & Bradstreet Corp. (The)                   (b)                          7,943            595,646
   Equifax, Inc.                                                              10,229            375,507
   Korn/Ferry International                       (b)                          8,731            182,827
   Manpower, Inc.                                                             10,719            656,753
   Robert Half International, Inc.                                             6,572            223,251
   Waste Management, Inc.                                                     89,500          3,282,860
                                                                                       ----------------
                                                                                              5,814,495
                                                                                       ----------------
   COMMUNICATIONS EQUIPMENT (3.2%)
   Avaya, Inc.                                    (b)                         82,490            943,686
   Ciena Corp.                                    (b)                          6,932            188,901
&  Cisco Systems, Inc.                            (b)                        772,578         17,769,296
   Dycom Industries, Inc.                         (b)                          4,236             91,074
   Motorola, Inc.                                                            430,724         10,768,100
   Polycom, Inc.                                  (b)                         21,432            525,727
   QUALCOMM, Inc.                                                                291             10,578
   Tellabs, Inc.                                  (b)                         36,141            396,105
   UTStarcom, Inc.                                (a) (b)                     21,753            192,949
                                                                                       ----------------
                                                                                             30,886,416
                                                                                       ----------------
   COMPUTERS & PERIPHERALS (4.6%)
   Dell, Inc.                                     (b)                        449,187         10,259,431
&  Hewlett-Packard Co.                                                       397,166         14,572,021
   Imation Corp.                                                               2,696            108,244
&  International Business Machines Corp.                                     197,494         16,182,658
   Lexmark International, Inc. Class A            (a) (b)                     25,621          1,477,307
   McDATA Corp. Class A                           (b)                         19,489             98,030
   NCR Corp.                                      (b)                         22,199            876,417
   Palm, Inc.                                     (b)                         12,998            189,251
   QLogic Corp.                                   (b)                         12,924            244,264
   Western Digital Corp.                          (b)                          5,241             94,862
                                                                                       ----------------
                                                                                             44,102,485
                                                                                       ----------------
   CONSTRUCTION & ENGINEERING (0.1%)
   Granite Construction, Inc.                                                  8,147            434,642
   Jacobs Engineering Group, Inc.                 (b)                          1,235             92,292
   Quanta Services, Inc.                          (b)                         11,950            201,477
                                                                                       ----------------
                                                                                                728,411
                                                                                       ----------------
   CONSTRUCTION MATERIALS (0.1%)
   Martin Marietta Materials, Inc.                                             4,628            391,621
   Vulcan Materials Co.                                                        4,009            313,704
                                                                                       ----------------
                                                                                                705,325
                                                                                       ----------------
   CONSUMER FINANCE (1.5%)
   American Express Co.                                                      139,876          7,844,246
   AmeriCredit Corp.                              (a) (b)                     31,508            787,385
   Capital One Financial Corp.                                                71,691          5,639,214
                                                                                       ----------------
                                                                                             14,270,845
                                                                                       ----------------
   CONTAINERS & PACKAGING (0.1%)
   Pactiv Corp.                                   (b)                         34,554            982,025
   Temple-Inland, Inc.                                                         4,430            177,643
                                                                                       ----------------
                                                                                              1,159,668
                                                                                       ----------------
   DIVERSIFIED CONSUMER SERVICES (0.3%)
   Apollo Group, Inc. Class A                     (b)                         34,322          1,690,015
   Career Education Corp.                         (b)                         23,791            535,297

   Corinthian Colleges, Inc.                      (b)                         21,130            228,415
   DeVry, Inc.                                    (b)                          2,354             50,070
   ITT Educational Services, Inc.                 (b)                          7,206            477,758
   Regis Corp.                                                                 5,130            183,910
   Sotheby's Holdings, Inc. Class A               (a)                          4,607            148,530
                                                                                       ----------------
                                                                                              3,313,995
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (5.0%)
   Bank of America Corp.                                                     243,429         13,040,492
&  Citigroup, Inc.                                                           515,142         25,587,103
   JPMorgan Chase & Co.                                                      185,666          8,718,875
   Leucadia National Corp.                                                    13,182            344,973
                                                                                       ----------------
                                                                                             47,691,443
                                                                                       ----------------
   DIVERSIFIED TELECOMMUNICATION SERVICES
      (5.1%)
&  BellSouth Corp.                                                           685,944         29,324,106
   CenturyTel, Inc.                                                           28,426          1,127,659
   Cincinnati Bell, Inc.                          (b)                         30,349            146,282
   Citizens Communications Co.                                                79,527          1,116,559
   Embarq Corp.                                                               30,588          1,479,542
   Qwest Communications International, Inc.       (a) (b)                    385,048          3,357,619
   Verizon Communications, Inc.                                              329,547         12,236,080
                                                                                       ----------------
                                                                                             48,787,847
                                                                                       ----------------
   ELECTRIC UTILITIES (1.0%)
   Allegheny Energy, Inc.                         (b)                          9,974            400,656
   Edison International                                                       25,882          1,077,726
   Entergy Corp.                                                              42,663          3,337,526
   FPL Group, Inc.                                (a)                         33,520          1,508,400
   Great Plains Energy, Inc.                      (a)                         16,327            506,464
   Idacorp, Inc.                                                               5,328            201,452
   Pepco Holdings, Inc.                                                       46,512          1,124,195
   Pinnacle West Capital Corp.                                                 3,958            178,308
   Southern Co. (The)                                                         29,531          1,017,638
                                                                                       ----------------
                                                                                              9,352,365
                                                                                       ----------------
   ELECTRICAL EQUIPMENT (0.2%)
   Cooper Industries, Ltd. Class A                                            14,706          1,253,245
   Thomas & Betts Corp.                           (b)                          9,801            467,606
                                                                                       ----------------
                                                                                              1,720,851
                                                                                       ----------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   Molex, Inc.                                                                 5,673            221,077
   Plexus Corp.                                   (b)                         11,191            214,867
   Solectron Corp.                                (b)                         73,707            240,285
   Symbol Technologies, Inc.                                                   5,033             74,790
   Tech Data Corp.                                (b)                         13,630            497,904
   Tektronix, Inc.                                                             3,245             93,878
                                                                                       ----------------
                                                                                              1,342,801
                                                                                       ----------------
   ENERGY EQUIPMENT & SERVICES (1.2%)
   Halliburton Co.                                                           127,077          3,615,341
   Schlumberger, Ltd.                                                         87,543          5,430,292
   Tidewater, Inc.                                                             7,309            322,985
   Transocean, Inc.                               (b)                         26,159          1,915,624
                                                                                       ----------------
                                                                                             11,284,242
                                                                                       ----------------

   FOOD & STAPLES RETAILING (0.7%)
   Kroger Co. (The)                                                           44,108          1,020,659
   Safeway, Inc.                                                              27,387            831,195
   SUPERVALU, Inc.                                                            47,692          1,414,068
   Wal-Mart Stores, Inc.                                                      68,169          3,362,095
                                                                                       ----------------
                                                                                              6,628,017
                                                                                       ----------------
   FOOD PRODUCTS (2.0%)
   Archer-Daniels-Midland Co.                                                160,423          6,076,823
   Campbell Soup Co.                              (a)                         40,863          1,491,499
   ConAgra Foods, Inc.                                                        84,548          2,069,735
   General Mills, Inc.                                                        87,044          4,926,690
   H.J. Heinz Co.                                                             68,266          2,862,393
   Hormel Foods Corp.                                                          7,458            268,339
   J.M. Smucker Co. (The)                                                      3,560            170,702
   McCormick & Co., Inc.                                                      16,337            620,479
   Sara Lee Corp.                                                             68,346          1,098,320
   Smithfield Foods, Inc.                         (b)                          4,129            111,566
                                                                                       ----------------
                                                                                             19,696,546
                                                                                       ----------------
   GAS UTILITIES (0.1%)
   Equitable Resources, Inc.                                                  12,094            423,048
   National Fuel Gas Co.                                                      10,965            398,578
   Nicor, Inc.                                    (a)                          9,094            388,859
   Peoples Energy Corp.                                                        5,292            215,120
                                                                                       ----------------
                                                                                              1,425,605
                                                                                       ----------------
   HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
   Becton, Dickinson & Co.                                                    30,140          2,129,994
   Boston Scientific Corp.                        (b)                             35                518
   DENTSPLY International, Inc.                                                6,686            201,315
   STERIS Corp.                                                                8,087            194,573
                                                                                       ----------------
                                                                                              2,526,400
                                                                                       ----------------
   HEALTH CARE PROVIDERS & SERVICES (4.2%)
   Aetna, Inc.                                                               137,757          5,448,289
   AmerisourceBergen Corp.                                                    50,904          2,300,861
   Apria Healthcare Group, Inc.                   (b)                          5,218            103,003
   Cardinal Health, Inc.                                                      85,515          5,621,756
   Coventry Health Care, Inc.                     (a) (b)                     39,160          2,017,523
   HCA, Inc.                                                                  16,508            823,584
   Humana, Inc.                                   (b)                         40,301          2,663,493
   Laboratory Corp. of America Holdings           (b)                         30,587          2,005,590
   Lincare Holdings, Inc.                         (b)                          8,517            295,029
   Manor Care, Inc.                                                           18,720            978,682
   McKesson Corp.                                                             74,277          3,915,883
   Quest Diagnostics, Inc.                                                    26,685          1,632,055
   UnitedHealth Group, Inc.                                                  156,694          7,709,345
   Universal Health Services, Inc. Class B                                     5,445            326,319
   WellPoint, Inc.                                (b)                         56,676          4,366,886
                                                                                       ----------------
                                                                                             40,208,298
                                                                                       ----------------
   HOTELS, RESTAURANTS & LEISURE (0.8%)
   Bob Evans Farms, Inc.                                                       5,184            156,972
   Brinker International, Inc.                    (a)                         20,647            827,738
   CBRL Group, Inc.                                                            1,265             51,144
   Darden Restaurants, Inc.                       (a)                         32,611          1,384,989
   International Game Technology                                              27,507          1,141,540
   McDonald's Corp.                                                           44,546          1,742,640

   Starbucks Corp.                                (b)                         30,435          1,036,312
   Starwood Hotels & Resorts Worldwide, Inc.                                   8,816            504,187
   Yum! Brands, Inc.                                                          10,989            571,977
                                                                                       ----------------
                                                                                              7,417,499
                                                                                       ----------------
   HOUSEHOLD DURABLES (0.4%)
   American Greetings Corp. Class A                                           14,376            332,373
   Black & Decker Corp. (The)                                                  9,250            733,987
   Blyth, Inc.                                                                 6,434            156,539
   Furniture Brands International, Inc.           (a)                         12,090            230,194
   Leggett & Platt, Inc.                                                      14,660            366,940
   Newell Rubbermaid, Inc.                                                    55,850          1,581,672
   Snap-on, Inc.                                                              14,245            634,615
   Tupperware Brands Corp.                                                    11,417            222,175
                                                                                       ----------------
                                                                                              4,258,495
                                                                                       ----------------
   HOUSEHOLD PRODUCTS (1.9%)
   Church & Dwight Co., Inc.                                                   2,574            100,669
   Energizer Holdings, Inc.                       (b)                          9,565            688,584
   Kimberly-Clark Corp.                                                       83,673          5,468,867
   Procter & Gamble Co. (The)                                                199,165         12,344,247
                                                                                       ----------------
                                                                                             18,602,367
                                                                                       ----------------
   INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS (1.1%)
   AES Corp. (The)                                (b)                        161,484          3,292,659
   Constellation Energy Group, Inc.                                           10,916            646,227
   Dynegy, Inc. Class A                           (b)                          6,563             36,359
   TXU Corp.                                                                 113,261          7,081,078
                                                                                       ----------------
                                                                                             11,056,323
                                                                                       ----------------
   INDUSTRIAL CONGLOMERATES (2.7%)
   Carlisle Cos., Inc.                                                         3,049            256,421
&  General Electric Co.                                                      644,293         22,743,543
   Teleflex, Inc.                                                              9,852            548,165
   Tyco International, Ltd.                                                   97,593          2,731,628
                                                                                       ----------------
                                                                                             26,279,757
                                                                                       ----------------
   INSURANCE (8.1%)
   ACE, Ltd.                                                                  79,584          4,355,632
   AFLAC, Inc.                                                               121,949          5,580,386
   Allstate Corp. (The)                                                      153,720          9,642,856
   Ambac Financial Group, Inc.                                                15,158          1,254,324
   American Financial Group, Inc.                                             11,456            537,630
   American International Group, Inc.                                        109,434          7,251,097
   Aon Corp.                                                                  77,890          2,638,134
   Chubb Corp. (The)                                                          97,252          5,053,214
   Everest Re Group, Ltd.                                                      6,570            640,772
   Fidelity National Financial, Inc.                                          14,155            589,556
   First American Corp.                                                       19,870            841,296
   Genworth Financial, Inc. Class A                                           80,469          2,817,220
   Hartford Financial Services Group, Inc.
      (The)                                                                   46,404          4,025,547
   HCC Insurance Holdings, Inc.                                               27,162            893,087
   Horace Mann Educators Corp.                                                 8,763            168,512
   Loews Corp.                                                               102,720          3,893,088
   Mercury General Corp.                                                       5,126            254,301
   MetLife, Inc.                                  (a)                        171,690          9,731,389
   Old Republic International Corp.                                           56,231          1,245,517
   Principal Financial Group, Inc.                                            67,484          3,663,032

   Protective Life Corp.                                                      17,106            782,599
   Prudential Financial, Inc.                                                 54,545          4,159,056
   SAFECO Corp.                                                               29,168          1,718,870
   StanCorp Financial Group, Inc.                                             11,024            492,001
   Torchmark Corp.                                                             9,919            625,988
   UnumProvident Corp.                                                        78,709          1,526,168
   W.R. Berkley Corp.                             (a)                         41,464          1,467,411
   XL Capital, Ltd. Class A                       (a)                         35,833          2,461,727
                                                                                       ----------------
                                                                                             78,310,410
                                                                                       ----------------
   INTERNET SOFTWARE & SERVICES (0.2%)
   Google, Inc. Class A                           (b)                          1,111            446,511
   VeriSign, Inc.                                 (b)                         60,099          1,214,000
                                                                                       ----------------
                                                                                              1,660,511
                                                                                       ----------------
   IT SERVICES (1.7%)
   Acxiom Corp.                                                               15,233            375,646
   Automatic Data Processing, Inc.                                            91,701          4,341,125
   BISYS Group, Inc. (The)                        (b)                          7,488             81,320
   Ceridian Corp.                                 (b)                         17,427            389,668
   CheckFree Corp.                                (b)                          5,546            229,161
   Computer Sciences Corp.                        (b)                         44,963          2,208,583
   Convergys Corp.                                (b)                         22,883            472,534
   CSG Systems International, Inc.                (b)                         11,750            310,552
   Electronic Data Systems Corp.                                             106,334          2,607,310
   First Data Corp.                                                           93,430          3,924,060
   MoneyGram International, Inc.                                              13,817            401,522
   MPS Group, Inc.                                (b)                         12,209            184,478
   Sabre Holdings Corp. Class A                                               16,321            381,748
   Unisys Corp.                                   (b)                         27,554            155,956
                                                                                       ----------------
                                                                                             16,063,663
                                                                                       ----------------
   LEISURE EQUIPMENT & PRODUCTS (0.4%)
   Brunswick Corp.                                                            15,484            482,946
   Eastman Kodak Co.                              (a)                         58,883          1,318,979
   Hasbro, Inc.                                                               34,802            791,745
   Mattel, Inc.                                                               78,923          1,554,783
                                                                                       ----------------
                                                                                              4,148,453
                                                                                       ----------------
   LIFE SCIENCES TOOLS & SERVICES (0.3%)
   Applera Corp.-Applied Biosystems Group                                     33,694          1,115,608
   Fisher Scientific International, Inc.          (b)                         11,947            934,733
   Varian, Inc.                                   (b)                          1,910             87,612
   Waters Corp.                                   (b)                         16,967            768,266
                                                                                       ----------------
                                                                                              2,906,219
                                                                                       ----------------
   MACHINERY (1.4%)
   AGCO Corp.                                     (b)                         22,200            562,770
   Caterpillar, Inc.                                                          44,566          2,932,443
   Crane Co.                                                                   7,075            295,735
   Cummins, Inc.                                  (a)                         12,136          1,446,975
   Danaher Corp.                                                               9,456            649,344
   Deere & Co.                                                                 9,441            792,194
   Eaton Corp.                                                                15,573          1,072,201
   Flowserve Corp.                                (b)                          4,593            232,360
   Graco, Inc.                                                                 5,617            219,400
   Illinois Tool Works, Inc.                                                  41,411          1,859,354
   Joy Global, Inc.                                                           14,174            533,084
   Lincoln Electric Holdings, Inc.                                             1,722             93,763

   Nordson Corp.                                                               4,746            189,176
   Oshkosh Truck Corp.                                                        12,001            605,690
   PACCAR, Inc.                                                               15,237            868,814
   Parker-Hannifin Corp.                                                      17,259          1,341,542
                                                                                       ----------------
                                                                                             13,694,845
                                                                                       ----------------
   MEDIA (3.2%)
   Belo Corp. Class A                                                          5,431             85,864
   CBS Corp. Class B                                                         190,045          5,353,568
   Clear Channel Communications, Inc.                                         20,575            593,589
   Comcast Corp. Class A                          (b)                         84,297          3,106,344
   Entercom Communications Corp.                                               1,737             43,772
   Harte-Hanks, Inc.                                                           3,134             82,581
   McGraw-Hill Cos., Inc. (The)                                               87,694          5,088,883
   News Corp. Class A                                                        192,979          3,792,037
   Omnicom Group, Inc.                                                        42,215          3,951,324
   Scholastic Corp.                               (b)                          6,703            208,798
   Time Warner, Inc.                                                           3,039             55,401
   Univision Communications, Inc. Class A         (a) (b)                     21,302            731,511
   Valassis Communications, Inc.                  (b)                          2,933             51,767
   Walt Disney Co. (The)                                                     241,202          7,455,554
                                                                                       ----------------
                                                                                             30,600,993
                                                                                       ----------------
   METALS & MINING (1.5%)
   Commercial Metals Co.                                                       9,827            199,783
   Freeport-McMoRan Copper & Gold, Inc. Class B                               46,468          2,474,886
   Newmont Mining Corp.                                                       17,789            760,480
   Nucor Corp.                                                                76,116          3,766,981
   Phelps Dodge Corp.                                                         49,948          4,230,596
   Reliance Steel & Aluminum Co.                                               2,565             82,439
   Steel Dynamics, Inc.                                                       10,727            541,177
   United States Steel Corp.                                                  29,857          1,722,152
   Worthington Industries, Inc.                                               11,941            203,713
                                                                                       ----------------
                                                                                             13,982,207
                                                                                       ----------------
   MULTILINE RETAIL (2.1%)
   Big Lots, Inc.                                 (a) (b)                     27,577            546,300
   Dillard's, Inc. Class A                                                    15,084            493,699
   Dollar Tree Stores, Inc.                       (a) (b)                     25,545            790,873
   Federated Department Stores, Inc.                                          90,456          3,908,604
   J.C. Penney Co., Inc.                                                      56,768          3,882,364
   Kohl's Corp.                                   (b)                         82,764          5,373,039
   Nordstrom, Inc.                                                            27,379          1,158,132
   Saks, Inc.                                                                 11,241            194,244
   Sears Holdings Corp.                           (b)                         23,019          3,639,074
                                                                                       ----------------
                                                                                             19,986,329
                                                                                       ----------------
   MULTI-UTILITIES (0.6%)
   Alliant Energy Corp.                                                       24,069            859,985
   Duke Energy Corp.                                                          94,307          2,848,071
   KeySpan Corp.                                                              13,888            571,352
   OGE Energy Corp.                                                           18,672            674,246
   Puget Energy, Inc.                             (a)                          4,583            104,172
   SCANA Corp.                                                                 4,576            184,276
   Xcel Energy, Inc.                                                          16,090            332,258
                                                                                       ----------------
                                                                                              5,574,360
                                                                                       ----------------
   OIL, GAS & CONSUMABLE FUELS (9.0%)

   Anadarko Petroleum Corp.                                                   75,555          3,311,576
&  Chevron Corp.                                                             270,027         17,513,951
   ConocoPhillips                                                             31,390          1,868,647
   Devon Energy Corp.                                                         36,060          2,277,189
&  ExxonMobil Corp.                                                          569,273         38,198,218
   Kinder Morgan, Inc.                                                         2,161            226,581
   Marathon Oil Corp.                                                         74,082          5,696,906
   Noble Energy, Inc.                                                         44,225          2,016,218
   Occidental Petroleum Corp.                                                117,836          5,669,090
   Overseas Shipholding Group, Inc.                                            7,279            449,624
   Pioneer Natural Resources Co.                                              13,143            514,154
   Plains Exploration & Production Co.            (a) (b)                      9,574            410,820
   Pogo Producing Co.                                                          9,597            392,997
   Sunoco, Inc.                                                               21,667          1,347,471
   Valero Energy Corp.                                                       121,492          6,253,193
                                                                                       ----------------
                                                                                             86,146,635
                                                                                       ----------------
   PAPER & FOREST PRODUCTS (0.1%)
   Louisiana-Pacific Corp.                                                    25,895            486,049
                                                                                       ----------------
   PERSONAL PRODUCTS (0.4%)
   Avon Products, Inc.                                                       110,041          3,373,857
   Estee Lauder Cos., Inc. (The) Class A          (a)                         20,105            810,835
                                                                                       ----------------
                                                                                              4,184,692
                                                                                       ----------------
   PHARMACEUTICALS (6.1%)
   Abbott Laboratories                                                       161,350          7,835,156
   Forest Laboratories, Inc.                      (b)                         52,630          2,663,604
   Johnson & Johnson                                                         138,831          9,015,685
   King Pharmaceuticals, Inc.                     (b)                         59,492          1,013,149
   Medicis Pharmaceutical Corp. Class A           (a)                          2,178             70,458
   Merck & Co., Inc.                                                         327,052         13,703,479
   Mylan Laboratories, Inc.                       (a)                         52,178          1,050,343
&  Pfizer, Inc.                                                              810,708         22,991,679
   Watson Pharmaceuticals, Inc.                   (b)                         24,919            652,130
                                                                                       ----------------
                                                                                             58,995,683
                                                                                       ----------------
   REAL ESTATE INVESTMENT TRUSTS (0.7%)
   Apartment Investment & Management Co.
      Class A                                                                 16,006            870,886
   Boston Properties, Inc.                        (a)                          5,564            574,984
   Equity Office Properties Trust                                             88,903          3,534,783
   Highwoods Properties, Inc.                                                  3,299            122,756
   Longview Fibre Co.                                                         10,715            217,729
   New Plan Excel Realty Trust                    (a)                          8,741            236,444
   Potlatch Corp.                                                              2,350             87,185
   Public Storage, Inc.                                                       11,883          1,021,819
   Rayonier, Inc.                                                              4,748            179,474
                                                                                       ----------------
                                                                                              6,846,060
                                                                                       ----------------
   ROAD & RAIL (0.7%)
   Burlington Northern Santa Fe Corp.                                         29,649          2,177,423
   CSX Corp.                                                                  66,946          2,197,837
   Norfolk Southern Corp.                                                     16,439            724,138
   Ryder System, Inc.                             (a)                          5,013            259,072
   Swift Transportation Co., Inc.                 (b)                          7,700            182,644
   Union Pacific Corp.                                                        10,553            928,664
   YRC Worldwide, Inc.                            (b)                          3,524            130,529
                                                                                       ----------------
                                                                                              6,600,307
                                                                                       ----------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   (2.7%)
   Advanced Micro Devices, Inc.                   (b)                         20,085            499,112
   Altera Corp.                                   (b)                         88,125          1,619,737
   Analog Devices, Inc.                                                       29,553            868,563
   Applied Materials, Inc.                        (a)                         86,437          1,532,528
   Atmel Corp.                                    (b)                        105,031            634,387
   Cree, Inc.                                     (a) (b)                      4,706             94,638
   Freescale Semiconductor, Inc. Class B          (b)                         74,372          2,826,880
   Intel Corp.                                                               344,102          7,078,178
   Intersil Corp. Class A                                                      5,686            139,591
   Lam Research Corp.                             (a) (b)                     17,081            774,282
   LSI Logic Corp.                                (a) (b)                     39,504            324,723
   Micrel, Inc.                                   (b)                          2,562             24,570
   Micron Technology, Inc.                        (b)                        175,981          3,062,069
   National Semiconductor Corp.                                               80,246          1,888,188
   Novellus Systems, Inc.                         (b)                         25,859            715,260
   NVIDIA Corp.                                   (b)                         13,645            403,756
   Teradyne, Inc.                                 (b)                         12,280            161,605
   Texas Instruments, Inc.                                                    89,539          2,977,172
   Xilinx, Inc.                                                               12,110            265,814
                                                                                       ----------------
                                                                                             25,891,053
                                                                                       ----------------
   SOFTWARE (4.7%)
   BMC Software, Inc.                             (b)                         51,721          1,407,846
   CA, Inc.                                                                   81,115          1,921,614
   Cadence Design Systems, Inc.                   (b)                            349              5,919
   Citrix Systems, Inc.                           (b)                         14,495            524,864
   Compuware Corp.                                (b)                         91,723            714,522
   Fair Isaac Corp.                               (a)                         15,741            575,648
   Intuit, Inc.                                   (b)                         84,258          2,703,839
   Jack Henry & Associates, Inc.                                               4,086             88,952
   McAfee, Inc.                                   (b)                         39,289            961,009
   Mentor Graphics Corp.                          (b)                          8,186            115,259
&  Microsoft Corp.                                                           933,965         25,525,263
   Oracle Corp.                                   (b)                        310,855          5,514,568
   Reynolds & Reynolds Co. (The) Class A                                       2,030             80,205
   Sybase, Inc.                                   (b)                         17,558            425,606
   Symantec Corp.                                 (b)                        209,521          4,458,607
   Transaction Systems Architects, Inc.           (b)                          4,543            155,916
                                                                                       ----------------
                                                                                             45,179,637
                                                                                       ----------------
   SPECIALTY RETAIL (1.9%)
   Aeropostale, Inc.                              (b)                          4,363            127,530
   American Eagle Outfitters, Inc.                (a)                         32,456          1,422,546
   AnnTaylor Stores Corp.                         (a) (b)                     17,930            750,550
   AutoNation, Inc.                               (b)                         34,484            720,716
   AutoZone, Inc.                                 (b)                          2,202            227,467
   Barnes & Noble, Inc.                                                       12,886            488,895
   Best Buy Co., Inc.                             (a)                         15,611            836,125
   Charming Shoppes, Inc.                         (b)                          7,641            109,113
   Circuit City Stores, Inc.                      (a)                         18,380            461,522
   Claire's Stores, Inc.                                                      23,885            696,487
   Gap, Inc. (The)                                (a)                        134,965          2,557,587
   Home Depot, Inc. (The)                                                      2,859            103,696
   Limited Brands, Inc.                                                       42,026          1,113,269
   Michaels Stores, Inc.                                                       5,379            234,202
   Office Depot, Inc.                             (b)                         70,532          2,800,120

   OfficeMax, Inc.                                                            17,575            716,005
   Payless ShoeSource, Inc.                       (a) (b)                     16,467            410,028
   RadioShack Corp.                                                           21,248            410,086
   Rent-A-Center, Inc.                            (b)                         16,894            494,825
   Ross Stores, Inc.                                                           5,797            147,302
   Sherwin-Williams Co. (The)                                                 27,347          1,525,416
   TJX Cos., Inc. (The)                                                       55,815          1,564,494
                                                                                       ----------------
                                                                                             17,917,981
                                                                                       ----------------
   TEXTILES, APPAREL & LUXURY GOODS (0.4%)
   Hanesbrands, Inc.                              (b)                          5,905            132,922
   Jones Apparel Group, Inc.                                                  27,603            895,441
   Liz Claiborne, Inc.                                                        15,020            593,440
   NIKE, Inc. Class B                                                         11,487          1,006,491
   Timberland Co. Class A                         (b)                          7,672            220,723
   VF Corp.                                                                   14,503          1,057,994
                                                                                       ----------------
                                                                                              3,907,011
                                                                                       ----------------
   THRIFTS & MORTGAGE FINANCE (1.8%)
   Fannie Mae                                                                142,136          7,946,824
   MGIC Investment Corp.                                                       7,000            419,790
   PMI Group, Inc. (The)                                                       8,500            372,385
   Radian Group, Inc.                                                         20,195          1,211,700
   Washington Mutual, Inc.                                                   177,041          7,695,972
                                                                                       ----------------
                                                                                             17,646,671
                                                                                        ---------------
   TOBACCO (1.2%)
   Altria Group, Inc.                                                         89,302          6,836,068
   Reynolds American, Inc.                        (a)                         42,023          2,604,165
   Universal Corp.                                                             3,190            116,531
   UST, Inc.                                                                  33,065          1,812,954
                                                                                       ----------------
                                                                                             11,369,718
                                                                                       ----------------
   TRADING COMPANIES & DISTRIBUTORS (0.0%)        ++
   MSC Industrial Direct Co., Inc. Class A                                     2,097             85,432
   United Rentals, Inc.                           (a) (b)                      8,273            192,347
                                                                                       ----------------
                                                                                                277,779
                                                                                       ----------------
   WIRELESS TELECOMMUNICATION SERVICES (0.0%)     ++
   Sprint Nextel Corp.                                                        21,025            360,579
                                                                                       ----------------
   Total Common Stocks
      (Cost $864,952,132)                                                                   957,333,390
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.3%)

   S&P 500 Index - SPDR Trust Series 1            (a) (c)                     22,493          3,003,490
                                                                                       ----------------
   Total Investment Company
      (Cost $2,903,865)                                                                       3,003,490
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (5.2%)

   COMMERCIAL PAPER (0.9%)
   Barton Capital LLC
      5.267%, due 10/5/06                         (d)               $      1,090,808          1,090,808

   CAFCO Funding LLC
      5.302%, due 10/23/06                        (d)                        698,517            698,517
   Charta LLC
      5.289%, due 10/6/06                         (d)                      1,441,104          1,441,104
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (d)                      1,074,840          1,074,840
      5.303%, due 11/14/06                        (d)                        727,206            727,206
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (d)                      1,074,840          1,074,840
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (d)                      1,818,014          1,818,014
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (d)                      1,081,246          1,081,246
                                                                                       ----------------
   Total Commercial Paper
      (Cost $9,006,575)                                                                       9,006,575
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------

   INVESTMENT COMPANY (0.3%)
   BGI Institutional Money Market Fund            (d)                      2,785,400          2,785,400
                                                                                       ----------------
   Total Investment Company
      (Cost $2,785,400)                                                                       2,785,400
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $1,444,102
      (Collateralized by various bonds
      with a Principal Amount of
      $1,414,069 and a Market Value
      of $1,472,878)                              (d)               $      1,443,443          1,443,443
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $1,443,443)                                                                       1,443,443
                                                                                       ----------------
   TIME DEPOSITS (3.8%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (d) (e)                  2,908,822          2,908,822
   Bank of Montreal
      5.28%, due 11/27/06                         (d)                      2,908,822          2,908,822
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (d)                      2,908,822          2,908,822
   Barclays
      5.30%, due 10/20/06                         (d)                      2,908,822          2,908,822
   BNP Paribas
      5.27%, due 10/25/06                         (d)                      2,545,219          2,545,219
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (d)                      2,908,822          2,908,822
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (d)                      2,545,219          2,545,219
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (d)                      2,690,661          2,690,661
   Royal Bank of Canada
      5.30%, due 12/22/06                         (d)                      2,908,822          2,908,822
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (d)                      2,908,822          2,908,822
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (d)                      2,908,822          2,908,822
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (d)                      2,908,822          2,908,822

   UBS AG
      5.28%, due 10/16/06                         (d)                      2,908,822          2,908,822
                                                                                       ----------------
   Total Time Deposits
      (Cost $36,869,319)                                                                     36,869,319
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $50,104,737)                                                                     50,104,737
                                                                                       ----------------
   Total Investments
      (Cost $917,960,734)                         (f)                          105.0%     1,010,441,617(g)
   Liabilities in Excess of
      Cash and Other Assets                                                     (5.0)       (47,793,520)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    962,648,097
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(f)  The cost for federal income tax purposes is $924,088,660.

(g) At September 30, 2006 net unrealized appreciation was $86,352,957, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $109,810,538 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $23,457,581.

MAINSTAY VP CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   AFFILIATED INVESTMENT COMPANIES (99.0%)        +

   EQUITY FUNDS (39.6%)
   MainStay ICAP International Fund                                           29,686   $      1,095,410
   MainStay VP Basic Value Portfolio                                         343,312          4,389,688
   MainStay VP Capital Appreciation Portfolio                                 25,880            614,219
   MainStay VP Common Stock Portfolio                                        211,397          4,992,924
   MainStay VP International Equity Portfolio                                 64,404          1,098,316
   MainStay VP Large Cap Growth Portfolio                                    356,876          4,263,312
   MainStay VP S&P 500 Index Portfolio                                        39,572          1,082,232
                                                                                       ----------------
                                                                                             17,536,101
                                                                                       ----------------
   FIXED INCOME FUNDS (59.4%)
   MainStay VP Bond Portfolio                                              1,454,658         19,704,846
   MainStay VP Floating Rate Portfolio                                       333,946          3,288,821
   MainStay VP High Yield Corporate Bond
      Portfolio                                                              322,534          3,289,407
                                                                                       ----------------
                                                                                             26,283,074
                                                                                       ----------------
   Total Affiliated Investment Companies
      (Cost $42,501,302)                          (a)                           99.0%        43,819,175(b)
   Cash and Other Assets,
      Less Liabilities                                                           1.0            451,252
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $     44,270,427
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

(a) The cost stated also represents the aggregate cost for federal income tax purposes.

(b) At September 30, 2006 net unrealized appreciation was $1,317,873, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,329,398 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,525.

MAINSTAY VP CONVERTIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   CONVERTIBLE SECURITIES (82.7%)                 +
   CONVERTIBLE BONDS (72.3%)

   ADVERTISING (0.8%)
   Interpublic Group of Cos., Inc.
      4.50%, due 3/15/23                                            $      2,655,000   $      2,804,344
                                                                                       ----------------
   AEROSPACE & DEFENSE (1.5%)
   L-3 Communications Corp.
      3.00%, due 8/1/35                           (a)                      4,360,000          4,458,100
   Triumph Group, Inc.
      2.625%, due 10/1/26                         (a)                        965,000          1,003,600
                                                                                       ----------------
                                                                                              5,461,700
                                                                                       ----------------
   AIRLINES (0.5%)
   AMR Corp.
      4.50%, due 2/15/24                          (b)                      1,575,000          1,994,344
                                                                                       ----------------
   AUTO PARTS & EQUIPMENT (0.9%)
   ArvinMeritor, Inc.
      4.625%, due 3/1/26
      (zero coupon), beginning 3/1/16             (a)                      1,190,000          1,163,225
   Goodyear Tire & Rubber Co. (The)
      4.00%, due 6/15/34                                                   1,590,000          2,126,625
                                                                                       ----------------
                                                                                              3,289,850
                                                                                       ----------------
   BANKS (1.1%)
   U.S. Bancorp
      3.93%, due 12/11/35                         (b) (c)                  3,900,000          3,900,000
                                                                                       ----------------
   BIOTECHNOLOGY (4.5%)
   Amgen, Inc.
      0.125%, due 2/1/11                          (a)                      6,610,000          6,709,150
   Citigroup Funding, Inc. (Genentech, Inc.)
      0.50%, due 2/3/11                           (d)                      3,720,000          3,472,992
   Genzyme Corp.
      1.25%, due 12/1/23                          (a)                      1,800,000          1,980,000
      1.25%, due 12/1/23                                                   3,715,000          4,086,500
                                                                                       ----------------
                                                                                             16,248,642
                                                                                       ----------------
   COMPUTERS (4.6%)
   Credit Suisse USA, Inc. (Hewlett-Packard Co.)
      1.00%, due 3/23/11                          (d)                      7,360,000          7,759,648
   Electronic Data Systems Corp.
      3.875%, due 7/15/23                                                  3,565,000          3,605,106
   Mentor Graphics Corp.
      6.25%, due 3/1/26                           (a)                      2,385,000          2,760,637
   SanDisk Corp.
      1.00%, due 5/15/13                                                   2,410,000          2,307,575
                                                                                       ----------------
                                                                                             16,432,966
                                                                                       ----------------

   DISTRIBUTION & WHOLESALE (3.0%)
   Costco Wholesale Corp.
      (zero coupon), due 8/19/17                  (b)                      6,440,000          7,301,350
   WESCO International, Inc.
      2.625%, due 10/15/25                        (a)                      2,240,000          3,477,600
                                                                                       ----------------
                                                                                             10,778,950
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (8.0%)
   Affiliated Managers Group, Inc.
      (zero coupon), due 5/7/21                                            2,750,000          4,812,500
&  American Express Co.
      1.85%, due 12/1/33
      (zero coupon), beginning 12/1/06                                     8,195,000          8,328,169
&  Merrill Lynch & Co., Inc.
      (zero coupon), due 3/13/32                                          10,275,000         12,058,740
   SLM Corp.
      5.435%, due 7/25/35                         (c)                      3,365,000          3,373,076
                                                                                       ----------------
                                                                                             28,572,485
                                                                                       ----------------
   ELECTRIC (0.6%)
   PG&E Corp.
      9.50%, due 6/30/10                                                     725,000          2,198,562
                                                                                       ----------------
   ELECTRONICS (4.2%)
   Fisher Scientific International, Inc.
      2.50%, due 10/1/23                                                   2,760,000          4,771,350
      3.25%, due 3/1/24                           (b)                      5,515,000          6,445,656
   Flextronics International, Ltd.
      1.00%, due 8/1/10                           (b)                      2,595,000          2,669,606
   Itron, Inc.
      2.50%, due 8/1/26                                                      960,000          1,088,400
                                                                                       ----------------
                                                                                             14,975,012
                                                                                       ----------------
   ENVIRONMENTAL CONTROL (1.0%)
   Waste Connections, Inc.
      3.75%, due 4/1/26                           (a)                      1,790,000          1,798,950
      3.75%, due 4/1/26                                                    1,685,000          1,693,425
                                                                                       ----------------
                                                                                              3,492,375
                                                                                       ----------------
   FOOD (2.8%)
&  Lehman Brothers Holdings, Inc.
      Series WFMI (Whole Foods Market, Inc.)
      1.25%, due 8/5/12                           (d)                     10,800,000         10,078,020
                                                                                       ----------------
   HEALTH CARE-PRODUCTS (2.6%)
   Henry Schein, Inc.
      3.00%, due 8/15/34                                                   2,785,000          3,460,363
   Medtronic, Inc.
      1.625%, due 4/15/13                         (a)                      5,960,000          5,825,900
                                                                                       ----------------
                                                                                              9,286,263
                                                                                       ----------------
   HEALTH CARE-SERVICES (0.9%)
   Health Management Associates, Inc.
      1.50%, due 8/1/23                                                    3,340,000          3,419,325
                                                                                       ----------------
   HOUSEHOLD PRODUCTS & WARES (1.1%)
   Church & Dwight Co., Inc.
      5.25%, due 8/15/33                                                   2,980,000          4,019,275
                                                                                       ----------------
   INTERNET (1.2%)

   Amazon.com, Inc.
      4.75%, due 2/1/09                                                    3,640,000          3,553,550
   At Home Corp.
      4.75%, due 12/15/06                         (e) (f) (g)              2,335,418                234
   Priceline.com, Inc.
      0.50%, due 9/30/11                          (a) (b)                    725,000            776,656
                                                                                       ----------------
                                                                                              4,330,440
                                                                                       ----------------
   LODGING (3.3%)
&  Hilton Hotels Corp.
      3.375%, due 4/15/23                                                  9,080,000         11,917,500
                                                                                       ----------------
   MEDIA (5.6%)
   Liberty Media Corp.
      3.50%, due 1/15/31                                                   6,120,000          6,785,550
   Sirius Satellite Radio, Inc.
      2.50%, due 2/15/09                          (b)                      1,615,000          1,784,575
&  Walt Disney Co. (The)
      2.125%, due 4/15/23                         (b)                     10,245,000         11,576,850
                                                                                       ----------------
                                                                                             20,146,975
                                                                                       ----------------
   MINING (0.8%)
   Century Aluminum Co.
      1.75%, due 8/1/24                                                    1,080,000          1,406,700
   Coeur d'Alene Mines Corp.
      1.25%, due 1/15/24                                                   1,480,000          1,383,800
                                                                                       ----------------
                                                                                              2,790,500
                                                                                       ----------------
   OIL & GAS (5.8%)
   Devon Energy Corp.
      4.90%, due 8/15/08                                                   3,180,000          4,010,775
&  Diamond Offshore Drilling, Inc.
      1.50%, due 4/15/31                                                   6,155,000          9,317,131
   Pride International, Inc.
      3.25%, due 5/1/33                                                    6,340,000          7,687,250
                                                                                       ----------------
                                                                                             21,015,156
                                                                                       ----------------
   OIL & GAS SERVICES (7.3%)
&  Cooper Cameron Corp.
      1.50%, due 5/15/24                                                   6,660,000          9,981,675
   Halliburton Co.
      3.125%, due 7/15/23                         (a)                      1,635,000          2,583,300
      3.125%, due 7/15/23                                                  1,775,000          2,804,500
&  Schlumberger, Ltd.
      Series A
      1.50%, due 6/1/23                                                    6,235,000         10,809,931
                                                                                       ----------------
                                                                                             26,179,406
                                                                                       ----------------
   PHARMACEUTICALS (5.8%)
   ALZA Corp.
      (zero coupon), due 7/28/20                  (b)                      5,525,000          4,951,781
   Teva Pharmaceutical Finance Co. B.V.
      0.375%, due 11/15/22                                                 2,615,000          4,157,850
      Series D
      1.75%, due 2/1/26                                                    3,335,000          3,184,925
   Teva Pharmaceutical Finance LLC
      0.25%, due 2/1/24                                                    2,630,000          2,863,413
   Wyeth
      5.109%, due 1/15/24                         (c)                      5,140,000          5,625,216
                                                                                       ----------------
                                                                                             20,783,185
                                                                                       ----------------

   SEMICONDUCTORS (2.0%)
   Intel Corp.
      2.95%, due 12/15/35                         (a)                      3,655,000          3,284,931
   Lehman Brothers Holdings, Inc.
      0.25%, due 6/23/11                          (h)                      3,705,000          3,782,064
                                                                                       ----------------
                                                                                              7,066,995
                                                                                       ----------------
   TELECOMMUNICATIONS (2.4%)
   AudioCodes, Ltd.
      2.00%, due 11/9/24                          (a) (b) (i)                905,000            797,531
      2.00%, due 11/9/24                          (b)                      2,040,000          1,797,750
   Comverse Technology, Inc.
      (zero coupon), due 5/15/23                                             725,000            935,250
   NII Holdings, Inc.
      2.75%, due 8/15/25                          (a)                      2,520,000          3,575,250
   Time Warner Telecom, Inc.
      2.375%, due 4/1/26                                                   1,185,000          1,472,363
                                                                                       ----------------
                                                                                              8,578,144
                                                                                       ----------------
   Total Convertible Bonds
      (Cost $239,954,413)                                                                   259,760,414
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   CONVERTIBLE PREFERRED STOCKS (10.4%)

   AIRLINES (0.3%)
   Continental Airlines Finance Trust II
      6.00%                                                                   32,800          1,152,100
                                                                                       ----------------
   AUTO MANUFACTURERS (1.3%)
   Ford Motor Co. Capital Trust II
      6.50%                                                                   74,100          2,489,019
   General Motors Corp.
      5.25% Series B                                                         101,200          2,036,144
                                                                                       ----------------
                                                                                              4,525,163
                                                                                       ----------------
   CHEMICALS (1.2%)
   Celanese Corp.
      4.25%                                                                  154,600          4,279,328
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (0.9%)
   Citigroup Funding, Inc.
      5.02%                                       (j)                         92,200          3,056,430
                                                                                       ----------------
   ELECTRIC (1.4%)
   NRG Energy, Inc.
      5.75%                                                                   21,700          5,122,285
                                                                                       ----------------
   INSURANCE (1.4%)
   MetLife, Inc.
      6.375%                                                                 172,000          5,110,120
                                                                                       ----------------
   OIL & GAS (3.1%)
&  Chesapeake Energy Corp.
      4.50%                                                                  118,300         11,120,200
                                                                                       ----------------
   TELECOMMUNICATIONS (0.8%)
   Lucent Technologies Capital Trust I

      7.75%                                                                    2,775          2,842,641
                                                                                       ----------------
   Total Convertible Preferred Stocks
      (Cost $39,254,586)                                                                     37,208,267
                                                                                       ----------------
   Total Convertible Securities
      (Cost $279,208,999)                                                                   296,968,681
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (8.9%)

   DIVERSIFIED FINANCIAL SERVICES (0.4%)
   Citigroup, Inc.                                                            27,974          1,389,469
                                                                                       ----------------
   ELECTRIC (0.7%)
   AES Corp. (The)                                (k)                        125,200          2,552,828
                                                                                       ----------------
   ENGINEERING & CONSTRUCTION (0.7%)
   McDermott International, Inc.                  (k)                         61,950          2,589,510
                                                                                       ----------------
   IRON & STEEL (0.2%)
   Allegheny Technologies, Inc.                   (b)                         12,600            783,594
                                                                                       ----------------
   LODGING (0.0%)                                 ++
   FHC Delaware, Inc.                             (g) (k)                      6,624                 66
                                                                                       ----------------
   MEDIA (0.7%)
   News Corp. Class A                                                         74,100          1,456,065
   Sirius Satellite Radio, Inc.                   (b) (k)                    298,200          1,165,962
                                                                                       ----------------
                                                                                              2,622,027
                                                                                       ----------------
   OIL & GAS (2.0%)
   ExxonMobil Corp.                                                           41,800          2,804,780
   Rowan Cos., Inc.                                                           36,300          1,148,169
   Todco                                          (b) (k)                     92,100          3,186,660
                                                                                       ----------------
                                                                                              7,139,609
                                                                                       ----------------
   OIL & GAS SERVICES (1.3%)
   Input/Output, Inc.                             (b) (k)                     50,800            504,444
   Smith International, Inc.                                                  37,400          1,451,120
   Tidewater, Inc.                                                            59,300          2,620,467
   Warrior Energy Service Corp.                   (k)                          2,100             54,075
                                                                                       ----------------
                                                                                              4,630,106
                                                                                       ----------------
   RETAIL (0.3%)
   World Fuel Services Corp.                                                  21,000            849,450
                                                                                       ----------------
   SOFTWARE (2.6%)
&  Microsoft Corp.                                                           338,800          9,259,404
                                                                                       ----------------
   Total Common Stocks
      (Cost $30,666,267)                                                                     31,816,063
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (1.2%)

   S&P 500 Index - SPDR Trust Series 1            (b) (l)                     32,100          4,286,313
                                                                                       ----------------
   Total Investment Company
      (Cost $3,387,350)                                                                       4,286,313
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (17.3%)

   COMMERCIAL PAPER (8.8%)
   American General Finance Corp.
      5.24%, due 10/24/06                                           $      3,340,000          3,328,332
   Barton Capital LLC
      5.267%, due 10/5/06                         (m)                        811,198            811,198
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (m)                        519,464            519,464
   Charta LLC
      5.289%, due 10/6/06                         (m)                      1,071,701          1,071,701
   ChevronTexaco Funding Corp.
      5.21%, due 10/23/06                                                  5,305,000          5,287,342
   Dexia Delaware LLC
      5.225%, due 10/6/06                                                  4,305,000          4,301,251
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (m)                        799,323            799,323
      5.303%, due 11/14/06                        (m)                        540,799            540,799
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (m)                        799,323            799,323
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (m)                      1,351,997          1,351,997
   Morgan Stanley
      5.25%, due 10/10/06                                                  2,840,000          2,835,859
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (m)                        804,086            804,086
   Prudential Funding LLC
      5.23%, due 10/4/06                                                   3,000,000          2,998,257
   Rabobank USA Finance Corp.
      5.35%, due 10/2/06                                                   3,165,000          3,164,059
   Toyota Motor Credit Corp.
      5.20%, due 10/17/06                                                  3,000,000          2,992,633
                                                                                       ----------------
   Total Commercial Paper
      (Cost $31,605,624)                                                                     31,605,624
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.6%)
   BGI Institutional Money Market Fund            (m)                      2,071,409          2,071,409
                                                                                       ----------------
   Total Investment Company
      (Cost $2,071,409)                                                                       2,071,409
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.3%)

   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $1,073,930
      (Collateralized by various bonds
      with a Principal Amount of
      $1,051,596 and a Market Value
      of $1,095,330)                              (m)               $      1,073,440          1,073,440
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $1,073,440)                                                                       1,073,440
                                                                                       ----------------
   TIME DEPOSITS (7.6%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (c) (m)                  2,163,194          2,163,194
   Bank of Montreal
      5.28%, due 11/27/06                         (m)                      2,163,194          2,163,194

   Bank of Nova Scotia
      5.30%, due 11/10/06                         (m)                      2,163,194          2,163,194
   Barclays
      5.30%, due 10/20/06                         (m)                      2,163,194          2,163,194
   BNP Paribas
      5.27%, due 10/25/06                         (m)                      1,892,795          1,892,795
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (m)                      2,163,194          2,163,194
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (m)                      1,892,795          1,892,795
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (m)                      2,000,955          2,000,955
   Royal Bank of Canada
      5.30%, due 12/22/06                         (m)                      2,163,195          2,163,195
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (m)                      2,163,195          2,163,195
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (m)                      2,163,195          2,163,195
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (m)                      2,163,195          2,163,195
   UBS AG
      5.28%, due 10/16/06                         (m)                      2,163,195          2,163,195
                                                                                       ----------------
   Total Time Deposits
      (Cost $27,418,490)                                                                     27,418,490
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $62,168,963)                                                                     62,168,963
                                                                                       ----------------
   Total Investments
      (Cost $375,431,579)                         (n)                          110.1%       395,240,020(o)
   Liabilities in Excess of
      Cash and Other Assets                                                    (10.1)       (36,208,294)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    359,031,726
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(d) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(e)  Issue in default.

(f)  Issuer in bankruptcy.

(g) Fair valued security. The total market value of these securities at September 30, 2006 is $300, which reflects 0.0% of the Portfolio's net assets.

(h) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of Analog Devices, Inc., Applied Materials, Inc., Broadcom Corp., Intel Corp., Linear Technology Corp., Marvell Technology, Maxim Integrated, Motorola, Inc., STMicroelectronics N.V. and Texas Instruments, Inc.

(i) Illiquid security. The total market value of the security at September 30, 2006 is $797,531, which represents 0.2% of the Portfolio's net assets.

(j) Variable rate security that may be tendered back to the issuer at any time prior to maturity at par.

(k)  Non-income producing security.

(l) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(m) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)  The cost for federal income tax purposes is $376,942,280.

(o) At September 30, 2006 net unrealized appreciation was $18,297,740, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $29,281,025 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,983,285.

MAINSTAY VP DEVELOPING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (97.1%)                          +

   AEROSPACE & DEFENSE (0.4%)
   BE Aerospace, Inc.                             (a)                         10,800   $        227,772
                                                                                       ----------------
   AUTO COMPONENTS (1.0%)
   LKQ Corp.                                      (a)                         26,100            573,417
                                                                                       ----------------
   BIOTECHNOLOGY (5.2%)
   Alexion Pharmaceuticals, Inc.                  (a) (b)                     13,600            462,128
   Applera Corp. - Celera Genomics Group          (a)                         44,900            625,008
   BioMarin Pharmaceuticals, Inc.                 (a) (b)                     34,100            485,243
   Cubist Pharmaceuticals, Inc.                   (a) (b)                     23,800            517,412
   Myriad Genetics, Inc.                          (a)                         18,500            456,025
   Onyx Pharmaceuticals, Inc.                     (a)                         18,300            316,407
   Solexa, Inc.                                   (a)                          4,300             37,926
                                                                                       ----------------
                                                                                              2,900,149
                                                                                       ----------------
   CAPITAL MARKETS (5.2%)
   Calamos Asset Management, Inc. Class A                                     16,500            483,780
&  Jefferies Group, Inc.                                                      34,600            986,100
   optionsXpress Holdings, Inc.                                               19,200            535,296
   Penson Worldwide, Inc.                         (a)                         26,400            473,880
   Thomas Weisel Partners Group, Inc.             (a) (b)                     26,700            428,535
                                                                                       ----------------
                                                                                              2,907,591
                                                                                       ----------------
   COMMERCIAL BANKS (3.4%)
   Hancock Holding Co.                                                         7,885            422,242
   PrivateBancorp, Inc.                           (b)                         11,200            512,064
   Prosperity Bancshares, Inc.                                                11,000            374,440
   United Community Banks, Inc.                                               10,600            318,530
   Western Alliance Bancorp                       (a) (b)                      8,700            286,230
                                                                                       ----------------
                                                                                              1,913,506
                                                                                       ----------------
   COMMERCIAL SERVICES & SUPPLIES (2.4%)
   CRA International, Inc.                        (a)                          6,400            305,024
   PeopleSupport, Inc.                            (a)                         23,100            427,350
   TeleTech Holdings, Inc.                        (a) (b)                     39,900            623,637
                                                                                       ----------------
                                                                                              1,356,011
                                                                                       ----------------
   COMMUNICATIONS EQUIPMENT (1.2%)
   Exfo Electro Optical Engineering, Inc.         (a) (b)                     37,330            218,380
   Oplink Communications, Inc.                    (a)                         22,500            449,550
                                                                                       ----------------
                                                                                                667,930
                                                                                       ----------------
   COMPUTERS & PERIPHERALS (1.3%)
   Rackable Systems, Inc.                         (a)                         27,000            738,990
                                                                                       ----------------
   CONSTRUCTION & ENGINEERING (0.6%)
   Infrasource Services, Inc.                     (a)                         18,200            319,410
                                                                                       ----------------

   CONSUMER FINANCE (0.6%)
   First Cash Financial Services, Inc.            (a)                         15,700            323,263
                                                                                       ----------------
   DIVERSIFIED CONSUMER SERVICES (3.5%)
   Jackson Hewitt Tax Service, Inc.                                            8,100            243,081
   New Oriental Education & Technology
      Group, Inc. ADR                             (a) (c)                     23,400            567,450
&  Strayer Education, Inc.                        (b)                         10,400          1,125,384
                                                                                       ----------------
                                                                                              1,935,915
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (2.9%)
   Financial Federal Corp.                                                       210              5,628
&  IntercontinentalExchange, Inc.                 (a)                         12,100            908,347
   International Securities Exchange
      Holdings, Inc.                              (b)                         14,400            675,216
                                                                                       ----------------
                                                                                              1,589,191
                                                                                       ----------------
   DIVERSIFIED TELECOMMUNICATION SERVICES
   (1.4%)
   Cbeyond, Inc.                                  (a) (b)                     15,400            422,730
   NeuStar, Inc. Class A                          (a)                         12,500            346,875
                                                                                       ----------------
                                                                                                769,605
                                                                                       ----------------
   ELECTRICAL EQUIPMENT (2.0%)
   Belden CDT, Inc.                                                           13,300            508,459
   Evergreen Solar, Inc.                          (a) (b)                     33,600            278,880
   Regal-Beloit Corp.                                                          7,900            343,650
                                                                                       ----------------
                                                                                              1,130,989
                                                                                       ----------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (3.6%)
   Anixter International, Inc.                                                 8,800            496,936
   Color Kinetics, Inc.                           (a) (b)                     13,900            236,022
   Daktronics, Inc.                                                            7,300            151,037
   Novatel, Inc.                                  (a)                          8,500            390,320
   RadiSys Corp.                                  (a)                         15,400            327,250
   SunPower Corp. Class A                         (a) (b)                     14,700            407,778
                                                                                       ----------------
                                                                                              2,009,343
                                                                                       ----------------
   ENERGY EQUIPMENT & SERVICES (2.3%)
   Dril-Quip, Inc.                                (a)                          3,800            257,184
   Hydril Co.                                     (a)                          4,400            246,664
   Superior Energy Services, Inc.                 (a)                          8,700            228,462
   TETRA Technologies, Inc.                       (a)                         12,500            302,000
   W-H Energy Services, Inc.                      (a)                          6,100            252,967
                                                                                       ----------------
                                                                                              1,287,277
                                                                                       ----------------
   HEALTH CARE EQUIPMENT & SUPPLIES (6.0%)
   ArthroCare Corp.                               (a)                          9,800            459,228
   DJO, Inc.                                      (a)                         12,800            531,584
   Hologic, Inc.                                  (a)                         11,100            483,072
   IntraLase Corp.                                (a)                          5,800            114,318
   LifeCell Corp.                                 (a) (b)                     22,700            731,394
   Mentor Corp.                                                               11,600            584,524
   NuVasive, Inc.                                 (a)                         20,800            418,288
                                                                                       ----------------
                                                                                              3,322,408
                                                                                       ----------------
   HEALTH CARE PROVIDERS & SERVICES (3.2%)
   Bio-Reference Laboratories, Inc.               (a)                         14,800            332,260
   HealthExtras, Inc.                             (a)                         18,900            535,059
   Healthways, Inc.                               (a)                          9,100            405,860
   MWI Veterinary Supply, Inc.                    (a)                         10,400            348,712

   Symbion, Inc.                                  (a)                          9,560            175,522
                                                                                       ----------------
                                                                                              1,797,413
                                                                                       ----------------
   HEALTH CARE TECHNOLOGY (4.0%)
   Allscripts Healthcare Solutions, Inc.          (a) (b)                     32,200            722,890
   Phase Forward, Inc.                            (a)                         49,500            591,030
   Vital Images, Inc.                             (a)                         18,600            587,388
   WebMD Health Corp. Class A                     (a) (b)                      9,600            329,664
                                                                                       ----------------
                                                                                              2,230,972
                                                                                       ----------------
   HOTELS, RESTAURANTS & LEISURE (1.9%)
   Chipotle Mexican Grill, Inc. Class A           (a) (b)                     14,000            695,380
   P.F. Chang's China Bistro, Inc.                (a) (b)                     11,000            381,810
                                                                                       ----------------
                                                                                              1,077,190
                                                                                       ----------------
   INDUSTRIAL CONGLOMERATES (0.7%)
   Carlisle Cos., Inc.                                                         4,600            386,860
                                                                                       ----------------
   INTERNET & CATALOG RETAIL (3.4%)
   Gmarket, Inc., ADR                             (a) (b) (c)                 22,300            324,465
&  Priceline.com, Inc.                            (a) (b)                     23,000            846,170
   Shutterfly, Inc.                               (a)                          8,800            136,840
   VistaPrint, Ltd.                               (a)                         23,100            599,214
                                                                                       ----------------
                                                                                              1,906,689
                                                                                       ----------------
   INTERNET SOFTWARE & SERVICES (10.9%)
   aQuantive, Inc.                                (a) (b)                     18,700            441,694
   Baidu.com, ADR                                 (a) (b) (c)                  6,900            604,026
   DealerTrack Holdings, Inc.                     (a)                         12,700            280,797
&  Digital River, Inc.                            (a)                         25,100          1,283,112
&  Equinix, Inc.                                  (a) (b)                     16,500            991,650
   Knot, Inc. (The)                               (a) (b)                     30,800            681,604
   Sohu.com, Inc.                                 (a)                         19,300            424,986
&  WebEx Communications, Inc.                     (a)                         26,900          1,049,638
   WebSideStory, Inc.                             (a) (b)                     25,200            332,892
                                                                                       ----------------
                                                                                              6,090,399
                                                                                       ----------------
   IT SERVICES (3.2%)
   Heartland Payment Systems, Inc.                (b)                         11,300            293,800
   Kanbay International, Inc.                     (a)                         20,100            413,256
   RightNow Technologies, Inc.                    (a) (b)                     35,000            546,350
   SRA International, Inc. Class A                (a)                         17,800            535,068
                                                                                       ----------------
                                                                                              1,788,474
                                                                                       ----------------
   LIFE SCIENCES TOOLS & SERVICES (1.0%)
   Illumina, Inc.                                 (a)                          9,700            320,488
   Nektar Therapeutics                            (a) (b)                     10,500            151,305
   Ventana Medical Systems, Inc.                  (a)                          1,500             61,245
                                                                                       ----------------
                                                                                                533,038
                                                                                       ----------------
   MACHINERY (1.7%)
   Bucyrus International, Inc. Class A                                         6,000            254,520
   Gardner Denver, Inc.                           (a)                          8,300            274,564
   Kaydon Corp.                                                               11,000            407,220
                                                                                       ----------------
                                                                                                936,304
                                                                                       ----------------
   MEDIA (1.2%)
   Morningstar, Inc.                              (a)                         17,500            645,750
                                                                                       ----------------
   OIL, GAS & CONSUMABLE FUELS (0.9%)

   Helix Energy Solutions Group, Inc.             (a) (b)                      8,700            290,580
   VeraSun Energy Corp.                           (a) (b)                     12,100            194,205
                                                                                       ----------------
                                                                                                484,785
                                                                                       ----------------
   PHARMACEUTICALS (0.7%)
   Medicis Pharmaceutical Corp. Class A                                        7,600            245,860
   Penwest Pharmaceuticals Co.                    (a) (b)                      8,200            136,530
                                                                                       ----------------
                                                                                                382,390
                                                                                       ----------------
   ROAD & RAIL (0.5%)
   Landstar System, Inc.                                                       6,700            286,090
                                                                                       ----------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   (6.7%)
   Cymer, Inc.                                    (a)                         13,300            584,003
   Diodes, Inc.                                   (a)                         14,000            604,380
   Hittite Microwave Corp.                        (a)                         10,200            453,900
   Microsemi Corp.                                (a)                          7,200            135,720
   Netlogic Microsystems, Inc.                    (a) (b)                     15,800            400,846
   PMC-Sierra, Inc.                               (a) (b)                     24,000            142,560
&  Varian Semiconductor Equipment Associates,
      Inc.                                        (a)                         22,750            834,925
   Volterra Semiconductor Corp.                   (a) (b)                     36,400            591,500
                                                                                       ----------------
                                                                                              3,747,834
                                                                                       ----------------
   SOFTWARE (6.5%)
   Concur Technologies, Inc.                      (a) (b)                     23,600            343,380
&  FactSet Research Systems, Inc.                                             17,900            869,403
   Informatica Corp.                              (a)                         33,100            449,829
   Open Solutions, Inc.                           (a)                         12,900            371,649
   Quality Systems, Inc.                          (a)                         11,000            426,690
   THQ, Inc.                                      (a)                         25,300            738,001
   Transaction Systems Architects, Inc.           (a)                         12,900            442,728
                                                                                       ----------------
                                                                                              3,641,680
                                                                                       ----------------
   SPECIALTY RETAIL (4.6%)
   bebe stores, Inc.                                                          24,100            597,198
   Dick's Sporting Goods, Inc.                    (a)                         14,100            641,832
   J. Crew Group, Inc.                            (a) (b)                     16,500            496,155
&  Zumiez, Inc.                                   (a) (b)                     30,100            812,700
                                                                                       ----------------
                                                                                              2,547,885
                                                                                       ----------------
   TEXTILES, APPAREL & LUXURY GOODS (2.5%)
   Crocs, Inc.                                    (a) (b)                     19,300            655,235
   Under Armour, Inc. Class A                     (a) (b)                     18,900            756,378
                                                                                       ----------------
                                                                                              1,411,613
                                                                                       ----------------
   TRADING COMPANIES & DISTRIBUTORS (0.5%)
   H&E Equipment Services, Inc.                   (a)                         12,100            295,119
                                                                                       ----------------
   Total Common Stocks
      (Cost $52,121,040)                                                                     54,163,252
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (18.5%)

   COMMERCIAL PAPER (3.3%)
   Barton Capital LLC
      5.267%, due 10/5/06                         (d)               $        224,321            224,321
   CAFCO Funding LLC

      5.302%, due 10/23/06                        (d)                        143,648            143,648
   Charta LLC
      5.289%, due 10/6/06                         (d)                        296,358            296,358
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (d)                        221,037            221,037
      5.303%, due 11/14/06                        (d)                        149,547            149,547
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (d)                        221,037            221,037
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (d)                        373,869            373,869
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (d)                        222,355            222,355
                                                                                       ----------------
   Total Commercial Paper
      (Cost $1,852,172)                                                                       1,852,172
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (1.0%)
   BGI Institutional Money Market Fund            (d)                        572,808            572,808
                                                                                       ----------------
   Total Investment Company
      (Cost $572,808)                                                                           572,808
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.6%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $296,975
      (Collateralized by various bonds
      with a Principal Amount of
      $290,799 and a Market Value
      of $302,892)                                (d)               $        296,839            296,839
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $296,839)                                                                           296,839
                                                                                       ----------------
   TIME DEPOSITS (13.6%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (d) (e)                    598,190            598,190
   Bank of Montreal
      5.28%, due 11/27/06                         (d)                        598,190            598,190
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (d)                        598,190            598,190
   Barclays
      5.30%, due 10/20/06                         (d)                        598,190            598,190
   BNP Paribas
      5.27%, due 10/25/06                         (d)                        523,416            523,416
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (d)                        598,190            598,190
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (d)                        523,415            523,415
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (d)                        553,324            553,324
   Royal Bank of Canada
      5.30%, due 12/22/06                         (d)                        598,190            598,190
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (d)                        598,190            598,190
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (d)                        598,190            598,190
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (d)                        598,190            598,190
   UBS AG
      5.28%, due 10/16/06                         (d)                        598,190            598,190
                                                                                       ----------------

   Total Time Deposits
      (Cost $7,582,055)                                                                       7,582,055
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $10,303,874)                                                                     10,303,874
                                                                                       ----------------
   Total Investments
      (Cost $62,424,914)                          (f)                          115.6%        64,467,126(g)
   Liabilities in Excess of
      Cash and Other Assets                                                    (15.6)        (8,714,128)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $     55,752,998
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(f)  The cost for federal income tax purposes is $62,458,817.

(g) At September 30, 2006 net unrealized appreciation was $2,008,309, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,948,450 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,940,141.

MAINSTAY VP FLOATING RATE PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   LONG-TERM INVESTMENTS (88.7%)                  +

   CORPORATE BOND (0.2%)

   PACKAGING & CONTAINERS (0.2%)
   Berry Plastics Holding Corp.
      8.875%, due 9/15/14                         (a)               $        500,000   $        502,500
                                                                                       ----------------
   Total Corporate Bond
      (Cost $500,000)                                                                           502,500
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   FLOATING RATE LOANS (83.8%)                    (b)

   AEROSPACE & DEFENSE (2.2%)
   Hexcel Corp.
      Tranche B Term Loan
      7.226%, due 3/1/12                                                   1,636,139          1,636,139
&  Spirit Aerosystems, Inc.
      Term Loan B
      7.748%, due 12/31/11                                                 1,990,000          1,999,950
   Transdigm, Inc.
      Term Loan
      7.389%, due 6/23/13                                                  1,000,000          1,003,750
   Vought Aircraft Industries, Inc.
      Term Loan
      7.88%, due 12/22/11                                                    995,238          1,002,080
                                                                                       ----------------
                                                                                              5,641,919
                                                                                       ----------------
   AUTOMOBILE (1.4%)
   Goodyear Tire & Rubber Co. (The)
      Second Lien Term Loan
      7.954%, due 4/30/10                                                  1,500,000          1,508,125
   Key Automotive Group
      Term Loan B
      8.852%, due 6/29/10                                                    979,510            981,959
   TRW Automotive, Inc.
      Tranche B Term Loan
      7.188%, due 6/30/12                                                  1,101,980          1,098,307
                                                                                       ----------------
                                                                                              3,588,391
                                                                                       ----------------
   BEVERAGE, FOOD & TOBACCO (4.7%)
   American Seafoods Group LLC
      Term Loan A
      7.117%, due 9/30/11                                                    938,372            938,372
   BF Bolthouse Holdco LLC
      First Lien Term Loan
      7.625%, due 12/17/12                                                   845,750            849,979
      Second Lien Term Loan
      10.867%, due 12/16/13                                                  170,000            172,833
   Commonwealth Brands, Inc.
      New Term Loan
      7.75%, due 12/22/12                                                  1,451,754          1,458,287

   Constellation Brands, Inc.
      New Term Loan B
      6.944%, due 6/5/13                                                   1,261,667          1,266,223
   Culligan International Co.
      Term Loan
      7.33%, due 9/30/11                                                   1,373,594          1,373,166
   Del Monte Corp.
      Term Loan B
      7.036%, due 2/8/12                                                     997,500            998,123
   Dole Food Co., Inc.
      Credit Link Deposit
      5.37%, due 4/12/13                                                     139,535            136,996
      Tranche C Term Loan
      7.541%, due 4/12/13                                                  1,041,279          1,022,334
      Tranche B Term Loan
      7.55%, due 4/12/13                                                     313,169            307,471
   Michael Foods, Inc.
      Term Loan B1
      7.541%, due 11/21/10                                                 1,995,000          1,996,662
   Reddy Ice Group, Inc.
      Term Loan
      7.25%, due 8/12/12                                                   1,500,000          1,498,125
                                                                                       ----------------
                                                                                             12,018,571
                                                                                       ----------------
   BROADCASTING & ENTERTAINMENT (6.4%)
   Charter Communications Operating LLC
      Replacement Term Loan
      8.125%, due 4/28/13                                                  1,940,000          1,947,663
   CSC Holdings, Inc.
      Incremental Term Loan
      7.183%, due 3/29/13                                                  1,492,500          1,485,970
   DirectTV Holdings LLC
      Term Loan B
      6.826%, due 4/13/13                                                  1,994,962          1,996,095
   Entravision Communications Corp.
      Term Loan
      7.01%, due 3/29/13                                                     997,487            996,240
   Gray Television, Inc.
      Incremental Term Loan
      7.00%, due 11/22/12                                                    992,500            990,018
      Term Loan B
      7.01%, due 11/22/12                                                    994,987            992,500
   Insight Midwest Holdings LLC
      Term Loan C
      7.438%, due 12/31/09                                                 1,987,258          1,992,019
   Mediacom Broadband Group (FKA MCC Iowa)
      Tranche D1 Term Loan
      6.983%, due 1/31/15                                                  2,000,000          1,986,876
   Patriot Media & Communications CNJ LLC
      Term Loan B
      7.649%, due 3/31/13                                                    985,714            990,951
   Raycom TV Broadcasting, Inc.
      Tranche B Term Loan
      6.875%, due 8/28/13                                                    992,212            984,770
   UPC Broadband Holding B.V.
      Term Loan J2
      7.64%, due 3/31/13                                                   1,000,000            997,589
      Term Loan K2
      7.64%, due 12/31/13                                                  1,000,000            997,589

                                                                                       ----------------
                                                                                             16,358,280
                                                                                       ----------------
   BUILDINGS & REAL ESTATE (2.7%)
   Gables GP, Inc.
      Term Loan
      7.08%, due 3/30/07                                                      77,895             77,895
   General Growth Properties, Inc.
      Tranche A1 Term Loan
      6.58%, due 2/24/10                                                   2,000,000          1,975,000
   LNR Property Corp.
      Initial Tranche B Term Loan
      8.22%, due 7/12/11                                                   1,000,000          1,005,500
   Macerich Partnership, L.P.
      Term Loan
      6.875%, due 4/26/10                                                  1,000,000            994,167
   Maguire Properties, L.P.
      Term Loan B
      7.08%, due 3/15/10                                                     804,819            804,819
   Stile Acquisition Corp.
      Canadian Term Loan
      7.489%, due 4/6/13                                                     490,844            480,782
      U.S. Term Loan
      7.489%, due 4/6/13                                                     491,681            481,601
   Trizec Properties, Inc.
      Term Loan B
      6.775%, due 5/2/07                                                   1,000,000            997,813
                                                                                       ----------------
                                                                                              6,817,577
                                                                                       ----------------
   CARGO TRANSPORT (1.7%)
   Horizon Lines LLC
      Tranche C Term Loan
      7.62%, due 7/7/11                                                    1,989,822          1,996,040
   Pacer International, Inc.
      Term Loan
      6.984%, due 6/10/10                                                  1,490,760          1,483,306
   RailAmerica, Inc.
      U.S. Term Loan
      7.438%, due 9/29/11                                                  1,004,161          1,006,671
                                                                                       ----------------
                                                                                              4,486,017
                                                                                       ----------------
   CHEMICALS, PLASTICS & RUBBER (6.7%)
   Basell AF S.A.R.L
      Facility B2 US
      7.574%, due 8/1/13                                                   1,000,000          1,009,063
      Facility C2 US
      8.324%, due 8/1/14                                                   1,000,000          1,009,063
   Celanese AG
      Dollar Term Loan
      7.367%, due 4/6/11                                                   1,680,634          1,684,835
&  Gentek, Inc.
      1st Lien Term Loan
      7.654%, due 2/28/11                                                  1,994,949          1,998,690
   Hercules, Inc.
      Term Loan B
      7.004%, due 10/8/10                                                  1,496,164          1,495,790
   Hexion Specialty Chemicals, Inc.
      Term Loan C2
      7.37%, due 5/5/13                                                      356,031            352,322
      Term Loan C1
      7.563%, due 5/5/13                                                   1,643,077          1,625,961
   Huntsman International LLC

      Term B Dollar Facility
      7.08%, due 8/16/12                                                   1,407,983          1,404,904
   INEOS Group Holdings, Ltd.
      Tranche A4 Term Loan
      7.611%, due 12/17/12                                                 1,000,000          1,004,375
      Tranche B2 Term Loan
      7.611%, due 12/16/13                                                   250,000            251,979
      Tranche C2 Term Loan
      8.111%, due 12/16/14                                                   250,000            251,979
   Nalco Co.
      Term Loan B
      7.179%, due 11/4/10                                                    924,140            924,350
   Polymer Group, Inc.
      Term Loan
      7.614%, due 11/22/12                                                   994,987            994,573
   Rockwood Specialties Group, Inc.
      Tranche E Term Loan
      7.485%, due 7/30/12                                                  1,984,899          1,991,846
   Texas Petrochemicals, L.P.
      Letter of Credit
      7.905%, due 12/29/08                                                   312,500            313,867
      Term Loan B
      7.917%, due 6/27/13                                                    935,156            939,248
                                                                                       ----------------
                                                                                             17,252,845
                                                                                       ----------------
   CONTAINERS, PACKAGING & GLASS (3.6%)
   Berry Plastics Corp.
      Term Loan  B
      7.08%, due 9/20/13                                                     600,000            599,850
   Bluegrass Container Co.
      Delayed Draw 1st Lien Term Loan
      7.601%, due 6/30/13                                                    258,443            260,058
      Term Loan B
      7.606%, due 6/30/13                                                    865,909            871,321
      2nd Lien Term Loan
      10.33%, due 12/30/13                                                   284,091            286,932
      Delayed Draw 2nd Lien
      10.33%, due 12/30/13                                                    90,909             91,818
   Covalence Specialty Materials Corp.
      Term Loan C
      7.375%, due 5/20/13                                                    969,000            966,881
&  Crown Americas LLC
      Term B Dollar Loan
      7.08%, due 11/15/12                                                  2,000,000          2,002,500
   Graham Packaging Holdings Co.
      Term Loan B
      7.765%, due 10/7/11                                                    987,437            989,289
      Incremental Term Loan B
      7.813%, due 10/7/11                                                    497,468            498,401
   Graphic Packaging International, Inc.
      Term Loan C
      7.922%, due 8/8/10                                                   1,000,000          1,008,750
   Smurfit-Stone Container Enterprises, Inc.
      Deposit Fund Commitment
      4.729%, due 11/1/10                                                    319,471            321,024
      Tranche C1 Term Loan
      7.625%, due 11/1/11                                                     66,879             67,204
      Tranche B Term Loan
      7.657%, due 11/1/11                                                    973,955            978,690

      Tranche C Term Loan
      7.667%, due 11/1/11                                                    379,755            381,601
                                                                                       ----------------
                                                                                              9,324,319
                                                                                       ----------------
   DIVERSIFIED NATURAL RESOURCES, PRECIOUS
   METALS & MINERALS (1.6%)
   Georgia-Pacific Corp.
      Term Loan B
&     7.39%, due 12/20/12                                                  2,487,481          2,492,058
      Term Loan C
      8.39%, due 12/23/13                                                    500,000            504,354
   RLC Industries Co.
      Term Loan B
      6.824%, due 2/24/10                                                    993,019            992,399
                                                                                       ----------------
                                                                                              3,988,811
                                                                                       ----------------
   DIVERSIFIED/CONGLOMERATE MANUFACTURING
   (2.4%)
   Aearo Technologies, Inc.
      1st Lien Term Loan
      7.867%, due 3/22/13                                                    995,000          1,002,463
   EnerSys Capital, Inc.
      Term Loan
      7.461%, due 3/17/11                                                    997,449            999,943
   Invensys International Holdings, Ltd.
      Tranche A Term Loan
      7.398%, due 1/15/11                                                  1,393,443          1,396,926
      Term A Bonding
      7.446%, due 12/15/10                                                   356,557            357,449
   Mueller Group, Inc.
      Term Loan B
      7.437%, due 10/3/12                                                  1,753,425          1,760,783
   Walter Industries, Inc.
      Term Loan
      7.136%, due 10/3/12                                                    609,635            610,093
                                                                                       ----------------
                                                                                              6,127,657
                                                                                       ----------------
   DIVERSIFIED/CONGLOMERATE SERVICE (3.0%)
   Affiliated Computer Services, Inc.
      Term Loan B
      7.389%, due 3/20/13                                                  1,491,244          1,494,272
   American Reprographics Co. LLC
      Term Loan C
      7.166%, due 6/18/09                                                  1,302,696          1,302,696
   Coinmach Corp.
      Term Loan B1
      7.906%, due 12/19/12                                                 1,495,461          1,505,742
   Fidelity National Information Solutions,
      Inc.
      Term Loan B
      7.08%, due 3/8/13                                                    1,426,612          1,428,494
   SunGard Data Systems, Inc.
      Term Loan
      7.999%, due 2/11/13                                                  1,983,716          1,996,291
                                                                                       ----------------
                                                                                              7,727,495
                                                                                       ----------------
   ECOLOGICAL (2.9%)
   Allied Waste Industries, Inc.
      Tranche A Credit-Linked Deposit
      5.334%, due 1/15/12                                                    535,135            532,850
      Term Loan B
      7.21%, due 1/15/12                                                   1,335,101          1,329,580
   Duratek, Inc.
      Term Loan B

      7.759%, due 6/7/13                                                     301,887            303,774
   EnergySolutions LLC
      Synthetic Letter of Credit
      7.58%, due 6/7/13                                                       31,447             31,643
      Term Loan
      7.758%, due 6/7/13                                                     666,667            670,833
&  IESI Corp.
      Term Loan
      7.229%, due 1/20/12                                                  2,000,000          2,000,000
   Synagro Technologies, Inc.
      Term Loan B
      7.761%, due 6/21/12                                                    857,143            855,000
      Term Loan
      7.77%, due 6/21/12                                                     142,857            142,857
   Wastequip, Inc.
      Delayed Draw Term Loan
      0.50%, due 7/15/11                          (c)                         66,667             66,427
      Tranche B Term Loan
      7.574%, due 7/15/11                                                    928,667            928,667
      2nd Lien Term Loan
      10.824%, due 7/13/12                                                   500,000            505,000
                                                                                       ----------------
                                                                                              7,366,631
                                                                                       ----------------
   ELECTRONICS (0.8%)
   Sensata Technologies Finance Co. LLC
      Term Loan
      7.239%, due 4/26/13                                                  1,995,000          1,980,038
                                                                                       ----------------
   FINANCE (2.4%)
   Ashtead Group PLC
      Term Loan
      7.14%, due 8/31/11                                                   1,000,000            998,750
   Brand Services, Inc.
      Term Loan
      7.676%, due 1/16/12                                                  1,979,970          1,981,208
   Hertz Corp. (The)
      Letter of Credit
      5.39%, due 12/21/12                                                    222,433            223,647
      Tranche B Term Loan
      7.67%, due 12/21/12                                                  1,771,694          1,781,364
   United Rentals, Inc.
      Tranche B Credit Linked Deposit
      6.00%, due 2/14/11                                                     338,268            338,751
      Initial Term Loan
      7.32%, due 2/14/11                                                     747,008            748,076
                                                                                       ----------------
                                                                                              6,071,796
                                                                                       ----------------
   GROCERY (1.5%)
   Bi-Lo LLC
      Term Loan
      9.371%, due 6/30/11                                                    952,899            961,236
   Giant Eagle, Inc.
      Term Loan
      7.001%, due 11/7/12                                                    496,250            495,940
   Roundy's Supermarkets, Inc.
      Term Loan
      8.415%, due 11/3/11                                                    496,250            499,765
   SUPERVALU, Inc.
      Term Loan B
      7.188%, due 6/1/12                                                   1,990,000          1,989,586

                                                                                       ----------------
                                                                                              3,946,527
                                                                                       ----------------
   HEALTHCARE, EDUCATION & CHILDCARE (8.4%)
&  Accellent, Inc.
      Term Loan
      7.40%, due 11/22/12                                                  2,489,968          2,481,669
   AGA Medical Corp.
      Tranche B Term Loan
      7.72%, due 4/28/13                                                     916,105            914,960
   Alliance Imaging, Inc.
      Tranche C1 Term Loan
      7.984%, due 12/29/11                                                 1,986,099          1,986,596
   AMR HoldCo., Inc./Emcare Holdco., Inc.
      Term Loan
      7.277%, due 2/10/12                                                    914,596            914,024
   Aveta Holdings LLC
      New Term Loan Namm
      7.62%, due 8/22/11                                                      18,987             18,939
      Term Loan MMM
      7.62%, due 8/22/11                                                     145,405            145,224
      Term Loan Namm
      7.62%, due 8/22/11                                                      34,213             34,170
      Term Loan PHMC
      7.62%, due 8/22/11                                                     119,163            118,865
      Term Loan PHMC Namm
      7.62%, due 8/22/11                                                       3,310              3,302
   Community Health Systems, Inc.
      Term Loan
      7.15%, due 8/19/11                                                   1,992,379          1,990,200
   Concentra Operating Corp.
      Term Loan
      7.62%, due 9/30/11                                                     699,312            699,749
   DaVita, Inc.
      Term Loan B
      7.501%, due 10/5/12                                                  1,301,437          1,304,923
   Fresenius Medical Care Holdings, Inc.
      Term Loan
      6.752%, due 3/31/13                                                  1,492,500          1,480,476
   Gentiva Health Services, Inc.
      Term Loan B
      7.663%, due 3/31/13                                                    959,239            960,139
   HealthSouth Corp.
      Term Loan B
      8.58%, due 3/10/13                                                     997,500          1,000,825
   Lifepoint Hospitals, Inc.
      Term Loan B
      7.125%, due 4/15/12                                                  1,376,340          1,366,209
   Quintiles Transnational Corp.
      Term Loan B
      7.37%, due 3/31/13                                                     995,000            993,134
   Rural/Metro Operating Co. LLC
      Letter of Credit Facility Deposits
      5.18%, due 3/4/11                                                      411,765            412,279
   Select Medical Corp.
      Term Loan B
      7.151%, due 2/24/12                                                    985,019            965,565
   U.S. Oncology, Inc.
      Term Loan B
      7.762%, due 8/20/11                                                  1,994,752          1,998,492

   Vanguard Health Holding Co. LLC
      Replacement Term Loan
      7.868%, due 9/23/11                                                    987,556            986,939
   Warner Chilcott Corp.
      Dovobet Delayed Draw Term Loan
      7.867%, due 1/18/12                                                     21,972             21,994
      Dovonex Delayed Draw Term Loan
      7.867%, due 1/18/12                                                    109,858            109,968
      Tranche C Term Loan
      7.867%, due 1/18/12                                                    130,144            130,334
      Tranche B Term Loan
      7.926%, due 1/18/12                                                    474,029            474,720
                                                                                       ----------------
                                                                                             21,513,695
                                                                                       ----------------
   HOME & OFFICE FURNISHINGS, HOUSEWARES, &
   DURABLE CONSUMER PRODUCTS (1.3%)
   Jarden Corp.
      Term Loan B2
      7.117%, due 1/24/12                                                    905,753            902,734
   Sealy Mattress Co.
      Tranche D Term Loan
      6.962%, due 8/25/12                                                  1,000,000            998,125
   Simmons Co.
      Term Loan D
      7.181%, due 12/19/11                                                 1,000,000          1,004,063
   Sunbeam Corp. (Canada), Ltd.
      Term Loan
      7.117%, due 1/24/12                                                    495,328            493,677
                                                                                       ----------------
                                                                                              3,398,599
                                                                                       ----------------
   HOTELS, MOTELS, INNS & GAMING (2.6%)
   Boyd Gaming Corp.
      Term Loan
      6.867%, due 6/30/11                                                  1,994,898          1,993,236
   Penn National Gaming, Inc.
      Term Loan B
      7.194%, due 10/3/12                                                  1,987,481          1,993,444
   Resorts International Holdings LLC
      Term Loan B
      9.33%, due 4/26/12                                                     371,282            373,139
      2nd Lien Term Loan
      16.324%, due 4/26/13                                                   382,409            394,518
   Venetian Casino Resort LLC/Las Vegas Sands,
      Inc.
      Delayed Draw Term Loan B
      7.12%, due 6/15/11                                                     341,880            341,720
      Term Loan B
      7.12%, due 6/15/11                                                   1,658,120          1,657,342
                                                                                       ----------------
                                                                                              6,753,399
                                                                                       ----------------
   LEISURE, AMUSEMENT, MOTION PICTURES,
   ENTERTAINMENT (4.1%)
   Affinity Group, Inc.
      Term Loan
      7.824%, due 6/24/09                                                    498,397            499,643
   AMC Entertainment, Inc.
      Term Loan
      7.449%, due 1/26/13                                                    995,000          1,000,078
   Bombardier Recreational Products, Inc.
      Term Loan
      8.24%, due 6/28/13                                                   1,000,000            996,875
&  Cedar Fair, L.P.

      Term Loan B
      7.867%, due 8/30/12                                                  1,997,500          2,007,488
   Easton-Bell Sports, Inc.
      Tranche B Term Loan
      7.08%, due 3/16/12                                                   1,990,000          1,989,170
   Metro-Goldwyn-Mayer Studios, Inc.
      Tranche B Term Loan
      8.617%, due 4/8/12                                                     995,000            984,161
   Regal Cinemas Corp.
      Term Loan
      7.117%, due 11/10/10                                                   955,581            951,354
   Six Flags Theme Parks, Inc.
      Tranche B-1 Term Loan
      8.73%, due 6/30/09                                                     987,335            997,672
   WMG Acquisition Corp.
      Term Loan
      7.388%, due 2/28/11                                                    991,117            993,724
                                                                                       ----------------
                                                                                             10,420,165
                                                                                       ----------------
   MACHINERY (1.4%)
   Colfax Corp.
      New Term Loan B
      7.375%, due 11/30/11                                                   498,741            500,611
   Flowserve Corp.
      Term Loan B
      6.881%, due 8/10/12                                                  1,968,138          1,967,523
   RBS Global, Inc.
      Term Loan B
      8.06%, due 7/19/13                                                   1,000,000          1,005,000
                                                                                       ----------------
                                                                                              3,473,134
                                                                                       ----------------
   MINING, STEEL, IRON & NON-PRECIOUS METALS
   (1.4%)
   Aleris International, Inc.
      Term Loan B
      7.875%, due 8/1/13                                                     997,500            998,123
   Magnum Coal Co.
      Funded Letter of Credit
      8.58%, due 3/21/13                                                      90,909             91,023
      Term Loan
      8.62%, due 3/21/13                                                     904,545            905,676
   Novelis Corp.
      U.S. Term Loan B1
      7.718%, due 1/9/12                                                     458,083            458,907
   Novelis, Inc.
      Canadian Term Loan B2
      7.718%, due 1/9/12                                                     263,745            264,219
   St. Marys Cement, Inc.
      Term Loan B
      7.367%, due 12/4/09                                                    992,347            992,347
                                                                                       ----------------
                                                                                              3,710,295
                                                                                       ----------------
   OIL & GAS (1.7%)
   Babcock & Wilcox Co. (The)
      Synthetic Letter of Credit
      8.117%, due 2/22/12                                                    805,872            805,872
   EPCO Holdings, Inc.
      Institutional Term Loan C
      7.382%, due 8/18/10                                                    990,000            994,641
   Regency Gas Services LLC
      Term Loan B

      7.82%, due 8/15/13                                                   1,000,000          1,008,438
   Targa Resources, Inc.
      Synthetic Letter of Credit
      7.617%, due 10/31/12                                                   291,106            292,146
      Term Loan
      7.644%, due 10/31/12                                                 1,200,813          1,205,101
                                                                                       ----------------
                                                                                              4,306,198
                                                                                       ----------------
   PERSONAL & NONDURABLE CONSUMER PRODUCTS
   (2.7%)
   ACCO Brands Corp.
      U.S. Term Loan
      7.176%, due 8/17/12                                                    802,547            803,802
   JohnsonDiversey, Inc.
      New Term Loan B
      7.97%, due 12/16/11                                                  1,523,961          1,532,533
   Mega Bloks, Inc.
      Term Loan B
      7.198%, due 7/26/12                                                    990,000            987,525
   Solo Cup Co.
      Term Loan B1
      9.75%, due 2/27/11                                                     994,898            992,056
   Spectrum Brands, Inc.
      Term Loan
      8.451%, due 2/6/12                                                     806,403            807,411
   Visant Corp.
      Term Loan C
      7.372%, due 12/21/11                                                 1,749,743          1,755,867
                                                                                       ----------------
                                                                                              6,879,194
                                                                                       ----------------
   PERSONAL TRANSPORTATION (0.8%)
   United Airlines, Inc.
      Delayed Draw Term Loan
      9.125%, due 2/1/12                                                     248,750            252,119
      Tranche B Term Loan
      9.25%, due 2/1/12                                                    1,741,250          1,764,830
                                                                                       ----------------
                                                                                              2,016,949
                                                                                       ----------------
   PRINTING & PUBLISHING (4.3%)
   Cenveo Corp.
      Term Loan B
      7.385%, due 6/21/13                                                  1,000,000          1,001,250
   Dex Media East LLC
      Term Loan B
      6.915%, due 5/8/09                                                     968,750            962,830
   Dex Media West LLC
      Tranche B-1 Term Loan
      6.904%, due 3/9/10                                                   1,255,178          1,247,647
   Hanley Wood LLC
      Delayed Draw Term Loan
      7.61%, due 8/1/12                                                      206,257            205,827
      Closing Date Term Loan
      7.695%, due 8/1/12                                                   1,726,835          1,723,238
   Medianews Group, Inc.
      Term Loan C
      7.074%, due 8/2/13                                                     498,750            498,958
   Merrill Communications LLC
      Term Loan
      7.592%, due 12/22/12                                                 1,992,494          1,996,853
   New Publishing Acquisition, Inc.
      Tranche B Term Loan

      8.44%, due 8/5/12                                                    1,132,701          1,134,589
   Nielsen Finance LLC
      Dollar Term Loan
      8.19%, due 8/9/13                                                    1,000,000            996,389
   R.H. Donnelley, Inc.
      Tranche D-2 Term Loan
      6.885%, due 6/30/11                                                  1,162,989          1,153,358
                                                                                       ----------------
                                                                                             10,920,939
                                                                                       ----------------
   RETAIL STORE (2.2%)
   Buffets, Inc.
      PF Letter of Credit
      1.279%, due 6/28/09                                                    500,000            500,000
   Eddie Bauer, Inc.
      Term Loan B
      9.574%, due 6/21/11                                                    458,750            456,838
   Eye Care Centers of America, Inc.
      Term Loan B
      8.419%, due 3/1/12                                                   1,477,500          1,478,423
   Jean Coutu Group (PJC), Inc. (The)
      Term Loan B
      8.00%, due 7/30/11                                                     734,115            735,033
&  Neiman Marcus Group, Inc. (The)
      Term Loan B
      7.891%, due 4/6/13                                                   2,449,367          2,464,683
                                                                                       ----------------
                                                                                              5,634,977
                                                                                       ----------------
   TELECOMMUNICATIONS (2.3%)
   Centennial Cellular Operating Co. LLC
      Term Loan
      7.616%, due 2/9/11                                                   1,430,632          1,437,529
   Madison River Capital LLC
      Term Loan B1
      7.73%, due 7/29/12                                                   1,000,000          1,003,125
   PanAmSat Corp.
      8.008%, due 1/3/14                                                   1,500,000          1,509,167
&  Windstream Corp.
      Tranche B Term Loan
      7.26%, due 7/17/13                                                   2,000,000          2,005,714
                                                                                       ----------------
                                                                                              5,955,535
                                                                                       ----------------
   TEXTILES & LEATHER (1.0%)
   Springs Windows Fashions LLC
      Term Loan B
      8.125%, due 12/31/12                                                   496,250            498,731
   St. Johns Knits International, Inc.
      Term Loan B
      9.625%, due 3/23/12                                                  1,300,723          1,290,968
   William Carter Co. (The)
      Term Loan
      6.854%, due 7/14/12                                                    849,724            847,335
                                                                                       ----------------
                                                                                              2,637,034
                                                                                       ----------------
   UTILITIES (5.6%)
   AES Corp.
      Term Loan
      7.125%, due 4/30/08                                                  1,000,000          1,000,083
   Cogentrix Delaware Holdings, Inc.
      Term Loan
      6.87%, due 4/14/12                                                   1,525,356          1,523,450
   Coleto Creek Power, L.P.
      Synthetic Letter of Credit

      5.51%, due 6/28/13                                                      79,618             79,120
      Term Loan
      8.117%, due 6/28/13                                                  1,167,456          1,160,160
   Covanta Energy Corp.
      Funded Letter of Credit
      5.371%, due 6/24/12                                                    520,325            523,144
      Tranche C Term Loan
      7.62%, due 6/24/12                                                     372,866            374,885
   InfrastruX Group, Inc.
      Term Loan B
      8.313%, due 5/8/12                                                     997,500            995,006
   KGen LLC
      Tranche A Term Loan
      7.992%, due 8/5/11                                                     997,468            997,468
   La Paloma Generating Co. LLC
      Synthetic Letter of Credit
      7.074%, due 8/16/12                                                    131,148            130,492
      Acquisition Term Loan
      7.117%, due 8/16/12                                                    752,616            748,853
      Delayed Draw Term Loan
      7.117%, due 8/16/12                                                     59,941             59,641
   LSP Gen Finance Co. LLC
      1st Lien Term Loan
      7.117%, due 5/6/13                                                     934,596            931,673
      Delayed Draw 1st Lien Term Loan
      7.117%, due 5/6/13                                                      39,749             39,625
      Second Lien Term Loan
      8.867%, due 5/5/14                                                     500,000            504,792
   Midwest Generation LLC
      Term Loan B
      7.266%, due 4/27/11                                                    497,168            497,013
   Mirant North America LLC
      Term Loan
      7.074%, due 1/3/13                                                   1,489,994          1,484,272
   NRG Energy, Inc.
      Credit Link Deposit
      7.367%, due 2/1/13                                                     278,495            279,295
      Term Loan B
      7.367%, due 2/1/13                                                   1,714,145          1,720,751
   Reliant Energy, Inc.
      Term Loan
      7.705%, due 4/30/10                                                    361,945            361,593
   Thermal North America, Inc.
      Term Loan B
      7.08%, due 10/12/13                                                    914,807            912,520
                                                                                       ----------------
                                                                                             14,323,836
                                                                                       ----------------
   Total Floating Rate Loans
      (Cost $215,484,150)                                                                   214,640,823
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   FOREIGN FLOATING RATE LOANS (4.7%)             (b)

   AUTOMOBILE (0.6%)
   Tenneco, Inc.
      Tranche B-1 Credit Link Deposit
      7.33%, due 12/10/10                                                    458,895            460,616
      Term Loan B
      7.40%, due 12/10/10                                                  1,041,105          1,045,009

                                                                                       ----------------
                                                                                              1,505,625
                                                                                       ----------------
   CARGO TRANSPORT (0.4%)
   Laidlaw International, Inc.
      Canadian Term Loan B
      7.117%, due 7/31/13                                                    249,375            250,726
      Term Loan B
      7.117%, due 7/31/13                                                    748,125            752,177
                                                                                       ----------------
                                                                                              1,002,903
                                                                                       ----------------
   CHEMICALS, PLASTICS & RUBBER (1.9%)
   Brenntag Holding GmbH and Co.
      Acquisition Term Loan
      8.08%, due 1/20/14                                                     392,727            395,673
      Term Loan B2
      8.08%, due 1/20/14                                                   1,607,273          1,617,821

   Invista B.V.
      Tranche B1 Term Loan
      6.875%, due 4/29/11                                                  1,381,277          1,379,550
      Tranche B2 Term Loan
      6.875%, due 4/29/11                                                    608,698            607,938

   Lucite International US Finco, Ltd.
      Delayed Draw Term Loan B2
      1.375%, due 7/07/13                         (c)                        259,542            261,002
      Term Loan B1
      8.08%, due 7/07/13                                                     738,607            742,762
                                                                                       ----------------
                                                                                              5,004,746
                                                                                       ----------------
   PRINTING & PUBLISHING (0.6%)
   Yell Group PLC
      Term Loan B1
      7.324%, due 2/10/13                                                  1,500,000          1,504,625
                                                                                       ----------------
   RETAIL STORE (0.4%)
   Dollarama Group, L.P.
      Replacement Term Loan B
      7.485%, due 11/18/11                                                   990,018            991,874
                                                                                       ----------------
   TELECOMMUNICATIONS (0.8%)
&  Intelsat Subsidiary Holding Co.
      Term Loan
      7.758%, due 7/03/13                                                  1,993,696          2,004,496
                                                                                       ----------------
   Total Foreign Floating Rate Loans
      (Cost $12,021,489)                                                                     12,014,269
                                                                                       ----------------
   Total Long-Term Investments
      (Cost $228,005,639)                                                                   227,157,592
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (12.4%)

   COMMERCIAL PAPER (8.5%)
   AIG Funding, Inc.
      5.21%, due 10/6/06                                                   1,000,000            999,132
   Florida Power & Light Co.
      5.27%, due 10/13/06                                                  2,000,000          1,996,194
   General Electric Capital Corp.
      5.23%, due 10/10/06                                                  1,800,000          1,797,385
   McGraw-Hill Cos., Inc. (The)
      5.21%, due 10/10/06                                                  2,625,000          2,621,201

   Merrill Lynch & Co., Inc.
      5.23%, due 10/3/06                                                   2,000,000          1,999,129
   Minnesota Mining & Manufacturing Co.
      5.275%, due 10/19/06                                                 1,000,000            997,549
   Morgan Stanley
      5.28%, due 10/12/06                                                  2,000,000          1,996,480
   National City Credit Corp.
      5.215%, due 10/17/06                                                 1,000,000            997,537
      5.22%, due 10/13/06                                                  1,000,000            998,115
   National Rural Utilities Cooperative Finance
      Corp.
      5.24%, due 10/19/06                                                  1,500,000          1,495,852
      5.25%, due 11/6/06                                                   1,000,000            994,604
   New Jersey Natural Gas
      5.25%, due 10/11/06                                                  1,873,000          1,869,995
   Swedish Export Credit Corp.
      5.22%, due 10/20/06                                                  1,000,000            997,100
   United Parcel Service, Inc.
      5.19%, due 10/2/06                                                   2,000,000          1,999,423
                                                                                       ----------------
   Total Commercial Paper
      (Cost $21,759,696)                                                                     21,759,696
                                                                                       ----------------
   FEDERAL AGENCIES (0.8%)
   Federal Home Loan Bank (Discount Note)
      5.14%, due 10/18/06                                                  1,000,000            997,430
   International Bank for Reconstruction &
      Development
      (Discount Note)
      5.14%, due 10/4/06                                                   1,000,000            999,429
                                                                                       ----------------
   Total Federal Agencies
      (Cost $1,996,859)                                                                       1,996,859
                                                                                       ----------------
   REPURCHASE AGREEMENT (3.1%)
   Wachovia Capital Markets LLC
      5.33%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $8,015,559
      (Collateralized by various bonds
      with a Principal Amount of
      $8,245,000 and a Market Value
      of $8,176,285)                                                       8,012,000          8,012,000
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $8,012,000)                                                                       8,012,000
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $31,768,555)                                                                     31,768,555
                                                                                       ----------------
   Total Investments
      (Cost $259,774,194)                         (d)                          101.1%       258,926,147(e)
   Liabilities in Excess of
      Cash and Other Assets                                                     (1.1)        (2,909,639)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    256,016,508
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2006. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(c) This security has additional commitments and contingencies. Principal amount and value include unfunded commitment.

(d) The cost stated also represents the aggregate cost for federal tax purposes.

(e) At September 30, 2006 net unrealized depreciation was $848,047, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $188,722 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,036,769.

MAINSTAY VP GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS+++                         September 30, 2006 unaudited

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   LONG-TERM BONDS (98.5%)                        +
   ASSET-BACKED SECURITIES (3.3%)

   COMMERCIAL BANKS (0.3%)
   Structured Asset Investment Loan Trust
      Series 2006-3, Class A4
      5.414%, due 6/25/36                         (a)               $        810,000   $        810,801
                                                                                       ----------------
   CONSUMER FINANCE (0.4%)
   Harley-Davidson Motorcycle Trust
      Series 2002-1, Class A2
      4.50%, due 1/15/10                                                     962,043            961,797
                                                                                       ----------------
   CONSUMER LOANS (0.6%)
   Atlantic City Electric Transition Funding
      LLC
      Series 2002-1, Class A4
      5.55%, due 10/20/23                                                  1,650,000          1,686,943
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (1.2%)
   Countrywide Asset-Backed Certificates
      Series 2005-13, Class 3AV1
      5.42%, due 4/25/36                          (a)                        915,652            915,777
   Massachusetts RRB Special Purpose Trust
      Series 2001-1, Class A
      6.53%, due 6/1/15                                                    2,146,756          2,249,851
                                                                                       ----------------
                                                                                              3,165,628
                                                                                       ----------------
   ELECTRIC (0.2%)
   Public Service New Hampshire Funding LLC
      Pass-Through Certificates
      Series 2002-1, Class A
      4.58%, due 2/1/10                                                      601,858            598,712
                                                                                       ----------------
   HOME EQUITY (0.6%)
   Citicorp Residential Mortgage Securities,
      Inc.
      Series 2006-1, Class A3
      5.706%, due 7/25/36                                                    900,000            904,140
      Series 2006-1, Class A1
      5.956%, due 7/25/36                                                    658,391            659,034
                                                                                       ----------------
                                                                                              1,563,174
                                                                                       ----------------
   Total Asset-Backed Securities
      (Cost $8,644,417)                                                                       8,787,055
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   CORPORATE BONDS (1.7%)

   ELECTRIC (0.7%)
   Kiowa Power Partners LLC
      Series B
      5.737%, due 3/30/21                         (b)                      2,000,000          1,933,820
                                                                                       ----------------

   INSURANCE (0.5%)
   Fund American Cos., Inc.
      5.875%, due 5/15/13                                                  1,340,000          1,324,487
                                                                                       ----------------
   MEDIA (0.5%)
   TCI Communications, Inc.
      8.75%, due 8/1/15                                                    1,060,000          1,255,195
                                                                                       ----------------
   Total Corporate Bonds
      (Cost $4,671,816)                                                                       4,513,502
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   MORTGAGE-BACKED SECURITIES (4.3%)

   COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
   MORTGAGE OBLIGATIONS) (4.3%)
   Banc of America Commercial Mortgage, Inc.
      Series 2005-5, Class A2
      5.001%, due 10/10/45                                                 1,630,000          1,619,294
   Citigroup Commercial Mortgage Trust
      Series 2005-EMG, Class A1
      4.154%, due 9/20/51                         (b)                      1,254,051          1,231,225
      Series 2004-C2, Class A5
      4.733%, due 10/15/41                                                 3,000,000          2,886,478
   Citigroup Mortgage Loan Trust, Inc.
      Series 2006-AR6, Class IA1
      6.103%, due 8/25/36                         (a)                      1,981,697          1,994,479
   Commercial Mortgage Pass-Through
      Certificates
      Series 2006-C7, Class A4
      5.769%, due 6/10/46                         (a)                        530,000            549,031
   Credit Suisse Mortgage Capital Certificates
      Series 2006-C4, Class AJ
      5.538%, due 9/15/39                         (a)                      1,320,000          1,327,564
   GS Mortgage Securities Corp. II
      Series 2001-ROCK, Class A1
      6.22%, due 5/3/18                           (b)                      1,754,845          1,788,801
                                                                                       ----------------
   Total Mortgage-Backed Securities
      (Cost $11,562,630)                                                                     11,396,872
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   MUNICIPAL BOND (0.5%)

   TEXAS (0.5%)
   Harris County Texas Industrial Development
      Corp.
      Solid Waste Deer Park
      5.683%, due 3/1/23                          (a)                      1,280,000          1,284,966
                                                                                       ----------------
   Total Municipal Bond
      (Cost $1,297,418)                                                                       1,284,966
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   U.S. GOVERNMENT & FEDERAL AGENCIES (88.7%)

   FANNIE MAE (COLLATERALIZED MORTGAGE
   OBLIGATIONS) (1.0%)
      Series 2006-B1, Class AB
      6.00%, due 6/25/16                                                   2,543,877          2,559,768
                                                                                       ----------------
   FANNIE MAE GRANTOR TRUST (COLLATERALIZED
   MORTGAGE OBLIGATIONS) (2.4%)
      Series 2003-T1, Class B
      4.491%, due 11/25/12                                                 2,660,000          2,585,270
      Series 1998-M6, Class A2
      6.32%, due 8/15/08                          (c)                      3,862,278          3,919,324
                                                                                       ----------------
                                                                                              6,504,594
                                                                                       ----------------
   FANNIE MAE STRIP (COLLATERALIZED MORTGAGE
   OBLIGATIONS) (0.3%)
      Series 360, Class 2
      5.00%, due 8/1/35                                                    2,372,669            578,338
      Series 361, Class 2
      6.00%, due 10/1/35                                                     522,859            107,539
                                                                                       ----------------
                                                                                                685,877
                                                                                       ----------------
   FEDERAL HOME LOAN BANK (1.8%)
      5.50%, due 7/15/36                                                   4,600,000          4,836,265
                                                                                       ----------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION
   (3.3%)
      3.625%, due 9/15/08                                                  3,530,000          3,441,870
      4.75%, due 11/17/15                                                  1,395,000          1,372,225
      5.25%, due 11/5/12                                                   4,100,000          4,060,279
                                                                                       ----------------
                                                                                              8,874,374
                                                                                       ----------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION
   (MORTGAGE PASS-THROUGH SECURITIES) (11.5%)
      3.00%, due 8/1/10                                                    2,037,140          1,928,432
      5.00%, due 1/1/20                                                    3,940,939          3,876,703
&     5.00%, due 6/1/33                                                    7,498,406          7,237,608
      5.00%, due 8/1/33                                                    3,641,457          3,514,009
      5.00%, due 5/1/36                                                    2,814,242          2,706,737
&     5.50%, due 1/1/33                                                   11,293,119         11,169,092
                                                                                       ----------------
                                                                                             30,432,581
                                                                                       ----------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.9%)
      4.375%, due 7/17/13                                                  3,725,000          3,588,337
      5.25%, due 8/1/12                                                    4,850,000          4,875,351
      7.00%, due 6/29/26                                                   2,000,000          2,004,108
                                                                                       ----------------
                                                                                             10,467,796
                                                                                       ----------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (MORTGAGE PASS-THROUGH SECURITIES)
   (35.6%)
      3.351%, due 4/1/34                          (a)                      2,823,865          2,811,485
&     4.50%, due 7/1/18                                                   11,707,240         11,330,331
&     4.50%, due 11/1/18                                                   8,499,310          8,225,678
&     5.00%, due 11/1/17                                                   7,327,792          7,225,295
      5.00%, due 1/1/36                                                    5,873,321          5,647,297
      5.50%, due 11/1/17                                                   4,847,261          4,858,025
      5.50%, due 6/1/19                                                    2,638,656          2,640,814

      5.50%, due 11/1/19                                                   2,562,377          2,564,472
      5.50%, due 4/1/21                                                    6,166,962          6,166,384
      5.50%, due 10/1/21                          TBA (d)                  3,135,000          3,133,041
&     5.50%, due 6/1/33                                                    9,689,331          9,572,853
      5.50%, due 12/1/33                                                   5,047,390          4,986,715
      6.00%, due 12/1/16                                                     364,518            370,222
      6.00%, due 1/1/33                                                    1,567,330          1,578,893
      6.00%, due 3/1/33                                                    2,050,296          2,064,255
      6.00%, due 9/1/34                                                      231,611            233,034
      6.00%, due 9/1/35                                                    3,676,283          3,694,710
      6.00%, due 10/1/35                                                     533,570            536,167
      6.00%, due 4/1/36                                                    6,018,856          6,048,143
&     6.00%, due 6/1/36                                                    6,183,966          6,212,487
      6.00%, due 10/1/36                          TBA (d)                  3,810,000          3,826,669
      6.50%, due 10/1/31                                                     554,547            566,999
      6.50%, due 7/1/32                                                      261,929            267,708
                                                                                       ----------------
                                                                                             94,561,677
                                                                                       ----------------
   FREDDIE MAC STRIP (COLLATERALIZED MORTGAGE
   OBLIGATION) (0.2%)
      Series 231, Class IO
      5.50%, due 8/1/35                                                    2,138,519            518,890
                                                                                       ----------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (COLLATERALIZED MORTGAGE OBLIGATION) (1.3%)
      Series 2006-32, Class A
      5.079%, due 1/16/30                                                  3,387,480          3,376,416
                                                                                       ----------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (MORTGAGE PASS-THROUGH SECURITIES) (4.3%)
&     5.00%, due 4/15/34                                                   6,793,590          6,605,928
      6.00%, due 8/15/32                                                   1,217,197          1,233,925
      6.00%, due 10/15/32                                                  1,718,456          1,742,243
      6.50%, due 7/15/28                                                     207,037            212,964
      6.50%, due 8/15/28                                                     282,079            290,104
      6.50%, due 7/15/32                                                   1,205,186          1,237,770
                                                                                       ----------------
                                                                                             11,322,934
                                                                                       ----------------
   HVIDE VAN OMMEREN TANKERS LLC (1.8%)
      Series I
      7.54%, due 12/14/23                         (e)                      2,333,000          2,421,537
      Series II
      7.54%, due 12/14/23                         (e)                      2,312,000          2,399,740
                                                                                       ----------------
                                                                                              4,821,277
                                                                                       ----------------
   OVERSEAS PRIVATE INVESTMENT CORP. (1.2%)
      5.142%, due 12/15/23                        (e)                      3,100,000          3,074,921
                                                                                       ----------------
   TENNESSEE VALLEY AUTHORITY (1.5%)
      4.65%, due 6/15/35                          (e)                      4,395,000          4,057,275
                                                                                       ----------------
   UNITED STATES TREASURY BONDS (5.4%)
      6.25%, due 5/15/30                          (f)                      3,965,000          4,765,125
&     6.875%, due 8/15/25                                                  5,305,000          6,628,348
      8.75%, due 8/15/20                                                   2,160,000          3,014,382
                                                                                       ----------------
                                                                                             14,407,855
                                                                                       ----------------

   UNITED STATES TREASURY NOTES (13.2%)
      2.00%, due 7/15/14                          T.I.P. (g)               3,238,140          3,173,630
      3.125%, due 1/31/07                                                    265,000            263,364
      3.875%, due 2/15/13                                                    880,000            845,247
&     4.375%, due 11/15/08                        (f)                     30,955,000         30,762,738
                                                                                       ----------------
                                                                                             35,044,979
                                                                                       ----------------
   Total U.S. Government & Federal Agencies
      (Cost $237,229,967)                                                                   235,547,479
                                                                                       ----------------
   Total Long-Term Bonds
      (Cost $263,406,248)                                                                   261,529,874
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (7.4%)

   COMMERCIAL PAPER (0.7%)
   Barton Capital LLC
      5.267%, due 10/5/06                         (h)                        230,637            230,637
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (h)                        147,692            147,692
   Charta LLC
      5.289%, due 10/6/06                         (h)                        304,703            304,703
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (h)                        227,261            227,261
      5.303%, due 11/14/06                        (h)                        153,758            153,758
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (h)                        227,261            227,261
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (h)                        384,396            384,396
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (h)                        228,615            228,615
                                                                                       ----------------
   Total Commercial Paper
      (Cost $1,904,323)                                                                       1,904,323
                                                                                       ----------------
   FEDERAL AGENCIES (3.4%)
   Federal Home Loan Bank (Discount Notes)
      4.50%, due 10/2/06                                                   4,585,000          4,583,854
      5.09%, due 10/3/06                                                   4,500,000          4,498,091
                                                                                       ----------------
   Total Federal Agencies
      (Cost $9,081,945)                                                                       9,081,945
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.2%)
   BGI Institutional Money Market Fund            (h)                        588,937            588,937
                                                                                       ----------------
   Total Investment Company
      (Cost $588,937)                                                                           588,937
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.1%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $305,337
      (Collateralized by various bonds
      with a Principal Amount of
      $298,987 and a Market Value
      of $311,421)                                (h)               $        305,197            305,197
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $305,197)                                                                           305,197
                                                                                       ----------------
   TIME DEPOSITS (3.0%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (a) (h)                    615,033            615,033
   Bank of Montreal
      5.28%, due 11/27/06                         (h)                        615,033            615,033
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (h)                        615,033            615,033
   Barclays
      5.30%, due 10/20/06                         (h)                        615,033            615,033
   BNP Paribas
      5.27%, due 10/25/06                         (h)                        538,154            538,154
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (h)                        615,033            615,033
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (h)                        538,154            538,154
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (h)                        568,905            568,905
   Royal Bank of Canada
      5.30%, due 12/22/06                         (h)                        615,033            615,033
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (h)                        615,033            615,033
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (h)                        615,033            615,033
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (h)                        615,033            615,033
   UBS AG
      5.28%, due 10/16/06                         (h)                        615,033            615,033
                                                                                       ----------------
   Total Time Deposits
      (Cost $7,795,543)                                                                       7,795,543
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $19,675,945)                                                                     19,675,945
                                                                                       ----------------
   Total Investments
     (Cost $283,082,193)                          (i)                          105.9%       281,205,819(j)
   Liabilities in Excess of
      Cash and Other Assets                                                     (5.9)       (15,708,744)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    265,497,075
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Portfolio's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(b)  May be sold to institutional investors only.

(c)  ACES - Alternative Credit Enhancement Structure.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2006 is $6,959,710.

(e)  United States Government Guaranteed Security.

(f)  Represents security, or a portion thereof, which is out on loan.

(g) Treasury Inflation Indexed Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(h) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i) The cost stated also represents the aggregate cost for federal income tax purposes.

(j) At September 30, 2006, net unrealized depreciation was $1,876,374 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,505,542 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,381,916.

MAINSTAY VP GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
AFFILIATED INVESTMENT COMPANIES (99.5%)           +

EQUITY FUNDS (99.5%)
MainStay Growth Equity Fund                       (a) (b)                149,518       $      1,598,350
MainStay ICAP International Fund                                         144,535              5,333,343
MainStay VP Basic Value Portfolio                 (b)                    720,974              9,218,597
MainStay VP Capital Appreciation Portfolio                                88,990              2,112,019
MainStay VP Common Stock Portfolio                                       575,861             13,601,070
MainStay VP Income & Growth Portfolio                                    133,728              1,708,404
MainStay VP International Equity Portfolio                               311,989              5,320,531
MainStay VP Large Cap Growth Portfolio            (b)                  1,003,941             11,993,282
MainStay VP Mid Cap Core Portfolio                                        96,960              1,420,232
MainStay VP S&P 500 Index Portfolio                                       37,396              1,022,701
                                                                                       ----------------

Total Affiliated Investment Companies
   (Cost $51,397,674)                             (c)                       99.5%            53,328,529(d)
Cash and Other Assets,
   Less Liabilities                                                          0.5                249,216
                                                                    ------------       ----------------
Net Assets                                                                 100.0%      $     53,577,745
                                                                    ============       ================

+    Percentages indicated are based on Portfolio net assets.

(a)  Non-income producing Portfolio/Fund.

(b) The Portfolio's ownership exceeds 5% of the outstanding shares of the underlying Portfolio/Fund.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

(d) At September 30, 2006 net unrealized appreciation was $1,930,855, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,930,855.

MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS+++                         September 30, 2006 unaudited

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   LONG-TERM BONDS (84.0%)                        +
   ASSET-BACKED SECURITIES (0.7%)

   ELECTRIC (0.6%)
   AES Eastern Energy, L.P.
      Series 1999-A
      9.00%, due 1/2/17                                             $      7,669,726   $      8,436,699
                                                                                       ----------------
   ENTERTAINMENT (0.1%)
   United Artists Theatre Circuit, Inc.
      Series 1995-A
      9.30%, due 7/1/15                           (a) (b)                  1,066,329          1,045,003
                                                                                       ----------------
   Total Asset-Backed Securities
      (Cost $8,462,758)                                                                       9,481,702
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   CONVERTIBLE BONDS (2.7%)

   AIRLINES (0.0%)                                ++
   Delta Air Lines, Inc.
      8.00%, due 6/3/23                           (c) (d)                  1,900,000            551,000
      8.00%, due 6/3/23                           (d)                        660,000            191,400
                                                                                       ----------------
                                                                                                742,400
                                                                                       ----------------
   HEALTH CARE-SERVICES (0.2%)
   Laboratory Corp. of America Holdings
      (zero coupon), due 9/11/21                  (e)                      2,605,000          2,318,450
                                                                                       ----------------
   INSURANCE (0.2%)
   Conseco, Inc.
      3.50%, due 9/30/35                          (c)
      (zero coupon), beginning 9/30/10                                     3,120,000          3,225,300
                                                                                       ----------------
   INTERNET (0.0%)                                ++
   At Home Corp.
      0.525%, due 12/28/18                        (b) (d) (f)              1,869,975                187
      4.75%, due 12/15/06                         (b) (d) (f)              9,032,054                903
                                                                                       ----------------
                                                                                                  1,090
                                                                                       ----------------
   MEDIA (0.3%)
   Adelphia Communications Corp.
      6.00%, due 12/31/06                         (d)                      1,760,000              1,760
   UnitedGlobalCom, Inc.
      1.75%, due 4/15/24                          (c)               E      3,120,000          3,956,316
                                                                                       ----------------
                                                                                              3,958,076
                                                                                       ----------------
   SEMICONDUCTORS (0.4%)
   LSI Logic Corp.
      4.00%, due 11/1/06                                            $      5,095,000          5,095,000
                                                                                       ----------------

   TELECOMMUNICATIONS (1.6%)
   CIENA Corp.
      3.75%, due 2/1/08                                                    6,855,000          6,649,350
   Lucent Technologies, Inc.
      8.00%, due 8/1/31                                                    4,140,000          4,176,225
   Nortel Networks Corp.
      4.25%, due 9/1/08                                                   11,965,000         11,486,400
                                                                                       ----------------
                                                                                             22,311,975
                                                                                       ----------------
   Total Convertible Bonds
      (Cost $49,489,462)                                                                     37,652,291
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   CORPORATE BONDS (66.9%)

   ADVERTISING (0.5%)
   R.H. Donnelley, Inc.
      10.875%, due 12/15/12                                                2,555,000          2,810,500
   Vertis, Inc.
      9.75%, due 4/1/09                                                    4,500,000          4,539,375
                                                                                       ----------------
                                                                                              7,349,875
                                                                                       ----------------
   AEROSPACE & DEFENSE (0.9%)
   BE Aerospace, Inc.
      8.875%, due 5/1/11                          (g)                      2,685,000          2,792,400
   Sequa Corp.
      8.875%, due 4/1/08                                                   7,275,000          7,566,000
      9.00%, due 8/1/09                                                    1,815,000          1,926,169
                                                                                       ----------------
                                                                                             12,284,569
                                                                                       ----------------
   AGRICULTURE (0.9%)
   Reynolds American, Inc.
      7.625%, due 6/1/16                          (c)                      7,760,000          8,049,518
      7.75%, due 6/1/18                           (c)                      4,365,000          4,557,571
                                                                                       ----------------
                                                                                             12,607,089
                                                                                       ----------------
   AIRLINES (1.4%)
   Delta Air Lines, Inc.
      8.30%, due 12/15/29                         (d)                     21,370,000          6,143,875
      Series B
      9.25%, due 12/27/07                         (a) (d)                  3,395,000            942,112
      9.25%, due 3/15/22                          (d)                      2,450,000            692,125
      9.75%, due 5/15/21                          (d)                        350,000             98,875
      10.00%, due 8/15/08                         (d)                      2,630,000            723,250
      10.375%, due 2/1/11                         (d)                      5,180,000          1,450,400
      10.375%, due 12/15/22                       (d)                      3,275,000            925,187
   Northwest Airlines, Inc.
      7.875%, due 3/15/08                         (d)                      1,340,000            737,000
      8.70%, due 3/15/07                          (d)                        155,000             85,637
      9.875%, due 3/15/07                         (d)                      5,550,000          3,087,187
      10.00%, due 2/1/09                          (d)                      8,396,500          4,513,119
                                                                                       ----------------
                                                                                             19,398,767
                                                                                       ----------------
   APPAREL (0.4%)
   Unifi, Inc.
      11.50%, due 5/15/14                         (c)                      5,685,000          5,400,750
                                                                                       ----------------
   AUTO PARTS & EQUIPMENT (2.6%)

   Collins & Aikman Products Co.
      12.875%, due 8/15/12                        (c) (d)                  9,075,000             11,344
   FleetPride Corp.
      11.50%, due 10/1/14                         (c)                      5,665,000          5,679,162
   Goodyear Tire & Rubber Co. (The)
      6.375%, due 3/15/08                                                  5,057,000          5,025,394
      6.625%, due 12/1/06                                                  2,150,000          2,150,709
      8.50%, due 3/15/07                                                   1,380,000          1,390,557
&     11.25%, due 3/1/11                                                  12,845,000         14,161,612
   Tenneco Automotive, Inc.
      8.625%, due 11/15/14                        (g)                      5,290,000          5,223,875
      10.25%, due 7/15/13                                                  2,070,000          2,245,950
                                                                                       ----------------
                                                                                             35,888,603
                                                                                       ----------------
   BANKS (0.3%)
   Fremont General Corp.
      Series B
      7.875%, due 3/17/09                                                  4,845,000          4,772,325
                                                                                       ----------------
   BEVERAGES (0.2%)
   Constellation Brands, Inc.
      7.25%, due 9/1/16                                                    3,145,000          3,180,381
                                                                                       ----------------
   BUILDING MATERIALS (1.2%)
   Compression Polymers Corp.
      10.50%, due 7/1/13                                                   4,755,000          4,838,212
      12.39%, due 7/1/12                          (h)                        625,000            637,500
   Dayton Superior Corp.
      10.75%, due 9/15/08                                                  6,065,000          6,246,950
   Panolam Industries International, Inc.
      10.75%, due 10/1/13                         (c) (g)                  3,725,000          3,762,250
   US Concrete, Inc.
      8.375%, due 4/1/14                          (g)                      1,825,000          1,754,281
                                                                                       ----------------
                                                                                             17,239,193
                                                                                       ----------------
   CHEMICALS (2.2%)
   Equistar Chemicals, L.P.
      7.55%, due 2/15/26                                                   2,400,000          2,220,000
      10.125%, due 9/1/08                                                  3,545,000          3,753,269
      10.625%, due 5/1/11                                                  7,700,000          8,258,250
   IMC Global, Inc.
      10.875%, due 8/1/13                                                  1,575,000          1,756,125
   Lyondell Chemical Co.
      9.50%, due 12/15/08                                                  1,122,000          1,154,257
   Millennium America, Inc.
      7.625%, due 11/15/26                                                 3,150,000          2,756,250
   Reichhold Industries, Inc.
      9.00%, due 8/15/14                          (c)                      2,105,000          2,073,425
   Terra Capital, Inc.
      12.875%, due 10/15/08                                                8,515,000          9,515,512
                                                                                       ----------------
                                                                                             31,487,088
                                                                                       ----------------
   COMMERCIAL SERVICES (3.1%)
   American Color Graphics, Inc.
      10.00%, due 6/15/10                         (g)                      1,510,000          1,041,900
   Cardtronics, Inc.
      9.50%, due 8/15/13                          (c)                      3,415,000          3,500,375
   Chemed Corp.
      8.75%, due 2/24/11                                                   4,395,000          4,559,812

   El Comandante Capital Corp.
      11.75%, due 12/15/06                        (a) (b) (d)              2,412,000          2,894,400
   Great Lakes Dredge & Dock Corp.
      7.75%, due 12/15/13                         (g)                      2,530,000          2,352,900
   iPayment, Inc.
      9.75%, due 5/15/14                          (c)                      3,030,000          3,090,600
   Language Line, Inc.
      11.125%, due 6/15/12                                                 4,775,000          4,643,687
   Phoenix Color Corp.
      11.00%, due 2/1/09                                                   2,475,000          2,376,000
   Protection One Alarm Monitoring, Inc.
      Series B
      8.125%, due 1/15/09                                                  4,945,000          4,796,650
   Rent-Way, Inc.
      11.875%, due 6/15/10                                                 3,205,000          3,717,800
   Service Corp. International
      7.375%, due 10/1/14                         (c)                      2,145,000          2,158,406
      7.625%, due 10/1/18                         (c)                      2,210,000          2,223,812
   Vertrue, Inc.
      9.25%, due 4/1/14                                                    5,770,000          6,000,800
                                                                                       ----------------
                                                                                             43,357,142
                                                                                       ----------------
   COMMERCIAL SERVICES & SUPPLIES (0.1%)
   Universal Hospital Services, Inc.
      10.125%, due 11/1/11                                                 1,185,000          1,244,250
                                                                                       ----------------
   COMPUTERS (1.1%)
   SunGard Data Systems, Inc.
      3.75%, due 1/15/09                                                   3,475,000          3,249,125
      4.875%, due 1/15/14                                                  1,030,000            890,950
      9.125%, due 8/15/13                                                  6,825,000          7,063,875
      10.25%, due 8/15/15                                                  4,125,000          4,248,750
                                                                                       ----------------
                                                                                             15,452,700
                                                                                       ----------------
   CONSTRUCTION & ENGINEERING (0.4%)
   Amsted Industries, Inc.
      10.25%, due 10/15/11                        (c)                      5,800,000          6,206,000
                                                                                       ----------------
   DISTRIBUTION & WHOLESALE (0.1%)
   Intcomex, Inc.
      11.75%, due 1/15/11                         (c)                      1,395,000          1,374,075
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (9.7%)
   Alamosa Delaware, Inc.
      11.00%, due 7/31/10                                                  4,130,000          4,512,025
   American Real Estate Partners,
      L.P./American Real Estate Finance Corp.
&     7.125%, due 2/15/13                                                 13,150,000         13,084,250
      8.125%, due 6/1/12                                                   6,705,000          6,872,625
   Cedar Brakes II LLC
      9.875%, due 9/1/13                          (c)                      7,616,444          8,528,894
   Chukchansi Economic Development Authority
      8.00%, due 11/15/13                         (c)                      2,105,000          2,160,256
   Dollar Financial Group, Inc.
      9.75%, due 11/15/11                                                  4,556,000          4,970,332
   Ford Motor Credit Co.
      7.375%, due 10/28/09                                                 1,150,000          1,117,575
      7.875%, due 6/15/10                                                  1,600,000          1,558,205
   Galaxy Entertainment Finance Co., Ltd.
      9.875%, due 12/15/12                        (c) (g)                  4,395,000          4,598,269

   General Motors Acceptance Corp.
&     6.75%, due 12/1/14                          (g)                     14,005,000         13,672,451
&     8.00%, due 11/1/31                          (g)                     25,870,000         27,049,181
   LaBranche & Co., Inc.
      9.50%, due 5/15/09                                                   5,555,000          5,791,087
      11.00%, due 5/15/12                                                  6,135,000          6,564,450
   MXEnergy Holdings, Inc.
      13.018%, due 8/1/11                         (c) (h)                  3,850,000          3,753,750
   Rainbow National Services LLC
      8.75%, due 9/1/12                           (c)                      2,940,000          3,145,800
      10.375%, due 9/1/14                         (c)                     10,280,000         11,616,400
   Telcordia Technologies, Inc.
      10.00%, due 3/15/13                         (c) (g)                  3,365,000          2,237,725
   Ucar Finance, Inc.
      10.25%, due 2/15/12                                                  4,185,000          4,394,250
   UGS Corp.
      10.00%, due 6/1/12                                                   2,945,000          3,180,600
   Vanguard Health Holding Co. I LLC
      (zero coupon), due 10/1/15
      11.25%, beginning 10/1/09                                            3,210,000          2,311,200
   Vanguard Health Holding Co. II LLC
      9.00%, due 10/1/14                                                   5,965,000          5,786,050
                                                                                       ----------------
                                                                                            136,905,375
                                                                                       ----------------
   ELECTRIC (3.8%)
&  AES Corp. (The)
      9.00%, due 5/15/15                          (c)                     12,760,000         13,748,900
   Calpine Corp.
&     8.50%, due 7/15/10                          (c) (d)                 19,027,000         19,145,919
      9.875%, due 12/1/11                         (c) (d)                  2,255,000          2,266,275
   NRG Energy, Inc.
      7.25%, due 2/1/14                                                    5,795,000          5,751,537
      7.375%, due 2/1/16                                                   1,265,000          1,257,094
   PSE&G Energy Holdings LLC
      8.625%, due 2/15/08                                                  9,955,000         10,328,312
   Western Resources, Inc.
      7.125%, due 8/1/09                                                     855,000            889,061
                                                                                       ----------------
                                                                                             53,387,098
                                                                                       ----------------
   ELECTRONICS (0.5%)
   Fisher Scientific International, Inc.
      6.125%, due 7/1/15                                                   7,160,000          7,106,300
                                                                                       ----------------
   ENERGY - ALTERNATE SOURCES (0.0%)              ++
   Salton Sea Funding Corp.
      Series E
      8.30%, due 5/30/11                          (a)                          2,717              2,873
                                                                                       ----------------
   ENTERTAINMENT (0.7%)
   Gaylord Entertainment Co.
      8.00%, due 11/15/13                                                  2,680,000          2,726,900
   Isle of Capri Casinos, Inc.
      9.00%, due 3/15/12                                                   1,295,000          1,351,656
   Jacobs Entertainment, Inc.
      9.75%, due 6/15/14                          (c)                      3,430,000          3,395,700
   Warner Music Group
      7.375%, due 4/15/14                                                  2,240,000          2,184,000
                                                                                       ----------------
                                                                                              9,658,256
                                                                                       ----------------

   ENVIRONMENTAL CONTROL (0.5%)
   Geo Sub Corp.
      11.00%, due 5/15/12                                                  6,580,000          6,777,400
                                                                                       ----------------
   FOOD (1.4%)
   Chiquita Brands International, Inc.
      7.50%, due 11/1/14                                                   8,915,000          7,711,475
   Pinnacle Foods Holding Corp.
      8.25%, due 12/1/13                          (g)                      4,750,000          4,755,937
   Swift & Co.
      10.125%, due 10/1/09                                                 6,250,000          6,359,375
      12.50%, due 1/1/10                          (g)                      1,215,000          1,236,262
                                                                                       ----------------
                                                                                             20,063,049
                                                                                       ----------------
   FOREST PRODUCTS & PAPER (2.1%)
   Bowater, Inc.
      9.375%, due 12/15/21                                                 4,650,000          4,557,000
      9.50%, due 10/15/12                                                     90,000             91,350
   Georgia-Pacific Corp.
      7.375%, due 12/1/25                                                  1,310,000          1,237,950
      7.75%, due 11/15/29                                                  4,930,000          4,732,800
      8.00%, due 1/15/24                                                   6,345,000          6,249,825
      8.875%, due 5/15/31                                                  8,150,000          8,476,000
   Georgia-Pacific Corp./Timber Group
      7.25%, due 6/1/28                                                    4,180,000          3,908,300
                                                                                       ----------------
                                                                                             29,253,225
                                                                                       ----------------
   HAND & MACHINE TOOLS (0.1%)
   Thermadyne Holdings Corp.
      9.25%, due 2/1/14                           (g)                      2,075,000          1,794,875
                                                                                       ----------------
   HEALTH CARE-PRODUCTS (0.3%)
   Hanger Orthopedic Group, Inc.
      10.25%, due 6/1/14                                                   4,635,000          4,704,525
                                                                                       ----------------
   HEALTH CARE-SERVICES (1.1%)
   Alliance Imaging, Inc.
      7.25%, due 12/15/12                         (g)                      2,440,000          2,281,400
   Ameripath, Inc.
      10.50%, due 4/1/13                                                   6,505,000          6,895,300
   HCA, Inc.
      6.30%, due 10/1/12                                                     410,000            346,962
      7.50%, due 11/15/95                                                  4,935,000          3,519,958
      8.75%, due 9/1/10                                                      120,000            121,200
   Skilled Healthcare Group, Inc.
      11.00%, due 1/15/14                         (c)                      2,000,000          2,140,000
                                                                                       ----------------
                                                                                             15,304,820
                                                                                       ----------------
   HOLDING COMPANIES - DIVERSIFIED (0.2%)
   ESI Tractebel Acquisition Corp.
      Class B
      7.99%, due 12/30/11                                                  2,297,000          2,369,192
                                                                                       ----------------
   HOUSEHOLD PRODUCTS & WARES (0.5%)
   ACCO Brands Corp.
      7.625%, due 8/15/15                                                  6,575,000          6,361,312
   Spectrum Brands, Inc.
      7.375%, due 2/1/15                          (g)                      1,190,000            952,000
                                                                                       ----------------
                                                                                              7,313,312
                                                                                       ----------------

   INDUSTRIAL CONGLOMERATES (0.4%)
   Clarke American Corp.
      11.75%, due 12/15/13                                                 4,890,000          5,061,150
                                                                                       ----------------
   INSURANCE (0.8%)
   Crum & Forster Holdings Corp.
      10.375%, due 6/15/13                        (g)                      6,810,000          6,980,250
   First Mercury Financial Corp.
      13.405%, due 8/15/12                        (a) (c) (h)              3,560,000          3,662,414
   Lumbermens Mutual Casualty
      8.45%, due 12/1/97                          (c) (d)                    555,000                694
      9.15%, due 7/1/26                           (c) (d)                 12,235,000             15,294
                                                                                       ----------------
                                                                                             10,658,652
                                                                                       ----------------
   INTERNET (0.1%)
   Globix Corp.
      11.00%, due 5/1/08                          (a) (c) (i)              1,402,901          1,402,901
                                                                                       ----------------
   IRON & STEEL (0.7%)
   Allegheny Ludlum Corp.
      6.95%, due 12/15/25                                                  4,420,000          4,486,300
   Allegheny Technologies, Inc.
      8.375%, due 12/15/11                                                 1,390,000          1,462,975
   United States Steel Corp.
      9.75%, due 5/15/10                                                     645,000            688,537
      10.75%, due 8/1/08                                                   2,590,000          2,800,437
                                                                                       ----------------
                                                                                              9,438,249
                                                                                       ----------------
   LEISURE TIME (0.3%)
   Town Sports International, Inc.
      (zero coupon), due 2/1/14
      11.00%, beginning 2/1/09                                             6,000,000          4,927,500
                                                                                       ----------------
   LODGING (2.3%)
   Boyd Gaming Corp.
      6.75%, due 4/15/14                                                     725,000            708,687
      7.75%, due 12/15/12                                                  4,155,000          4,264,069
   Mandalay Resort Group
      9.50%, due 8/1/08                                                    2,965,000          3,142,900
      10.25%, due 8/1/07                                                     290,000            299,425
   MGM Mirage, Inc.
      7.25%, due 10/15/06                                                  1,555,000          1,555,000
      8.50%, due 9/15/10                                                   2,826,000          3,006,157
      9.75%, due 6/1/07                                                    3,155,000          3,229,931
   MTR Gaming Group, Inc.
      9.00%, due 6/1/12                           (c)                      3,410,000          3,427,050
      Series B
      9.75%, due 4/1/10                                                      260,000            273,650
   Park Place Entertainment Corp.
      8.875%, due 9/15/08                                                  3,470,000          3,634,825
      9.375%, due 2/15/07                                                  3,125,000          3,156,250
   San Pasqual Casino
      8.00%, due 9/15/13                          (c)                      1,815,000          1,846,762
   Starwood Hotels & Resorts Worldwide, Inc.
      7.375%, due 5/1/07                                                   1,935,000          1,947,094
      7.375%, due 11/15/15                                                 1,585,000          1,604,812
                                                                                       ----------------
                                                                                             32,096,612
                                                                                       ----------------

   MEDIA (2.0%)
   Dex Media East LLC
      12.125%, due 11/15/12                                                2,095,000          2,338,544
   MediaNews Group, Inc.
      6.875%, due 10/1/13                                                  1,615,000          1,493,875
   Morris Publishing Group LLC
      7.00%, due 8/1/13                                                    5,825,000          5,504,625
   Paxson Communications Corp.
      8.757%, due 1/15/12                         (c) (h)                  5,310,000          5,349,825
      11.757%, due 1/15/13                        (c) (h)                  9,055,000          9,122,913
   Ziff Davis Media, Inc.
      11.489%, due 5/1/12                         (h)                      4,035,000          3,893,775
                                                                                       ----------------
                                                                                             27,703,557
                                                                                       ----------------
   METAL FABRICATE & HARDWARE (1.0%)
   Jarden Corp.
      9.75%, due 5/1/12                           (g)                      3,405,000          3,592,275
   Metals USA, Inc.
      11.125%, due 12/1/15                                                 2,125,000          2,326,875
   Mueller Group, Inc.
      10.00%, due 5/1/12                                                   2,499,000          2,714,539
   Neenah Foundary Co.
      11.00%, due 9/30/10                         (a) (c)                  5,315,000          5,740,200
                                                                                       ----------------
                                                                                             14,373,889
                                                                                       ----------------
   MISCELLANEOUS - MANUFACTURING (0.4%)
   RBS Global, Inc./Rexnord Corp.
      9.50%, due 8/1/14                           (c)                      6,155,000          6,247,325
                                                                                       ----------------
   OIL & GAS (5.9%)
   Chaparral Energy, Inc.
      8.50%, due 12/1/15                                                   5,335,000          5,294,988
   Chesapeake Energy Corp.
      6.50%, due 8/15/17                                                  11,390,000         10,678,125
      6.625%, due 1/15/16                                                  2,440,000          2,354,600
      6.875%, due 11/15/20                                                 1,095,000          1,034,775
   Forest Oil Corp.
      8.00%, due 12/15/11                                                  4,675,000          4,838,625
   Hilcorp Energy I, L.P./Hilcorp Finance Co.
      9.00%, due 6/1/16                           (c) (g)                  3,935,000          4,062,888
      10.50%, due 9/1/10                          (c)                      2,526,000          2,718,608
   Mariner Energy, Inc.
      7.50%, due 4/15/13                          (c)                      4,330,000          4,135,150
   Newfield Exploration Co.
      7.625%, due 3/1/11                                                     345,000            355,781
   Parker Drilling Co.
      9.625%, due 10/1/13                                                  6,770,000          7,379,300
   PetroHawk Energy Corp.
      9.125%, due 7/15/13                         (c)                      2,120,000          2,130,600
   Petroquest Energy, Inc.
      10.375%, due 5/15/12                                                 1,265,000          1,312,438
   Plains Exploration & Production Co.
      7.125%, due 6/15/14                                                    510,000            532,950
      8.75%, due 7/1/12                                                    3,310,000          3,500,325
   Pogo Producing Co.
      6.875%, due 10/1/17                                                  7,675,000          7,320,031
   Pride International, Inc.
      7.375%, due 7/15/14                                                  2,770,000          2,853,100
   Stone Energy Corp.

      6.75%, due 12/15/14                                                  3,850,000          3,850,000
   Venoco, Inc.
      8.75%, due 12/15/11                                                  3,500,000          3,368,750
   Vintage Petroleum, Inc.
      8.25%, due 5/1/12                                                    7,205,000          7,605,937
   Whiting Petroleum Corp.
      7.00%, due 2/1/14                                                    4,305,000          4,197,375
      7.25%, due 5/1/13                                                    3,115,000          3,052,700
                                                                                       ----------------
                                                                                             82,577,046
                                                                                       ----------------
   OIL & GAS SERVICES (0.3%)
   Allis-Chalmers Energy, Inc.
      9.00%, due 1/15/14                          (c)                      4,305,000          4,315,763
                                                                                       ----------------
   PACKAGING & CONTAINERS (1.6%)
   Berry Plastics Holding Corp.
      8.875%, due 9/15/14                         (c)                      2,205,000          2,216,025
   Graphic Packaging International Corp.
      8.50%, due 8/15/11                                                   1,230,000          1,257,675
   Owens-Brockway Glass Container, Inc.
      7.75%, due 5/15/11                                                   2,060,000          2,116,650
      8.25%, due 5/15/13                                                   1,200,000          1,230,000
      8.75%, due 11/15/12                                                    640,000            675,200
      8.875%, due 2/15/09                                                  8,302,000          8,530,305
   Owens-Illinois, Inc.
      8.10%, due 5/15/07                                                   6,805,000          6,873,050
                                                                                       ----------------
                                                                                             22,898,905
                                                                                       ----------------
   PHARMACEUTICALS (0.1%)
   Caremark Rx, Inc.
      7.375%, due 10/1/06                                                  1,960,000          1,960,000
                                                                                       ----------------
   PIPELINES (4.0%)
   ANR Pipeline Co.
      7.375%, due 2/15/24                                                    395,000            407,051
      8.875%, due 3/15/10                                                  1,315,000          1,378,994
      9.625%, due 11/1/21                                                  8,075,000          9,946,147
   Colorado Interstate Gas Co.
      5.95%, due 3/15/15                                                   3,920,000          3,748,778
   El Paso Corp.
      7.80%, due 8/1/31                                                    1,145,000          1,173,625
   El Paso Natural Gas Co.
      7.50%, due 11/15/26                                                  1,435,000          1,501,168
      7.625%, due 8/1/10                                                   3,975,000          4,094,250
&  El Paso Production Holding Co.
      7.75%, due 6/1/13                                                   11,610,000         11,871,225
   MarkWest Energy Partners, L.P./MarkWest
      Energy Finance Corp. Series B
      6.875%, due 11/1/14                                                  1,825,000          1,715,500
      8.50%, due 7/15/16                          (c)                      3,285,000          3,309,638
   Northwest Pipeline Corp.
      7.125%, due 12/1/25                                                  2,195,000          2,205,975
   Pacific Energy Partners, L.P./Pacific
      Energy Finance Corp.
      7.125%, due 6/15/14                                                  3,475,000          3,544,500
   Southern Natural Gas Co.
      7.35%, due 2/15/31                                                   1,335,000          1,383,359
   Tennessee Gas Pipeline Co.
      7.625%, due 4/1/37                                                   9,515,000         10,053,140
                                                                                       ----------------
                                                                                             56,333,350
                                                                                       ----------------

   REAL ESTATE (1.9%)
   CB Richard Ellis Services, Inc.
      9.75%, due 5/15/10                                                   2,093,000         2,234,278
   Crescent Real Estate Equities, L.P.
      7.50%, due 9/15/07                                                   8,265,000         8,326,988
   Omega Healthcare Investors, Inc.
      7.00%, due 4/1/14                                                    9,130,000         9,038,700
   Trustreet Properties, Inc.
      7.50%, due 4/1/15                                                    6,700,000         6,649,750
                                                                                       ----------------
                                                                                            26,249,716
                                                                                       ----------------
   RETAIL (2.0%)
   Harry & David Holdings, Inc.
      9.00%, due 3/1/13                                                    3,035,000          2,830,138
   Star Gas Partners, L.P./Star Gas Finance
      Co. Series B
      10.25%, due 2/15/13                         (g)                      9,150,000          9,287,250
   Toys "R" Us, Inc.
      7.625%, due 8/1/11                                                   8,040,000          6,793,800
      8.75%, due 9/1/21                                                    9,334,000          8,563,945
                                                                                       ----------------
                                                                                             27,475,133
                                                                                       ----------------
   SEMICONDUCTORS (0.3%)
   MagnaChip Semiconductor S.A.
      8.00%, due 12/15/14                         (g)                      3,615,000         2,196,113
      8.64%, due 12/15/11                         (h)                      2,690,000         2,273,050
                                                                                       ----------------
                                                                                             4,469,163
                                                                                       ----------------
   SOFTWARE (0.4%)
   SS&C Technologies, Inc.
      11.75%, due 12/1/13                                                  5,405,000         5,688,763
                                                                                       ----------------
   TELECOMMUNICATIONS (4.8%)
   Centennial Cellular Operating
      Co./Centennial Communications Corp.
      10.125%, due 6/15/13                                                 5,765,000          6,125,313
   Dobson Cellular Systems, Inc.
      8.375%, due 11/1/11                                                  1,105,000          1,147,819
      8.375%, due 11/1/11                         (c)                      2,470,000          2,565,713
      9.875%, due 11/1/12                                                  3,215,000          3,448,088
   GCI, Inc.
      7.25%, due 2/15/14                                                   2,150,000          2,074,750
   Lucent Technologies, Inc.
      5.50%, due 11/15/08                         (g)                      1,745,000          1,718,825
      6.45%, due 3/15/29                                                  12,215,000         10,871,350
      6.50%, due 1/15/28                                                     985,000            876,650
   PanAmSat Corp.
      9.00%, due 8/15/14                                                   1,880,000          1,941,100
      9.00%, due 6/15/16                          (c)                      3,660,000          3,769,800
   Qwest Communications International, Inc.
      7.25%, due 2/15/11                                                   2,205,000          2,205,000
      Series B
      7.50%, due 2/15/14                                                   8,560,000          8,581,400
   Qwest Corp.
      5.625%, due 11/15/08                                                   300,000            297,750
      7.20%, due 11/10/26                                                  1,645,000          1,579,200
      7.25%, due 9/15/25                                                     920,000            891,250
      7.50%, due 10/1/14                          (c)                      1,655,000          1,708,788
      8.875%, due 3/15/12                                                  4,820,000          5,259,825

      8.875%, due 6/1/31                                                   4,860,000          5,066,550
   Triton PCS, Inc.
      8.50%, due 6/1/13                           (g)                      4,670,000          4,331,425
   Ubiquitel Operating Co.
      9.875%, due 3/1/11                                                   2,465,000          2,674,525
                                                                                       ----------------
                                                                                             67,135,121
                                                                                       ----------------
   TEXTILES (1.1%)
&  INVISTA
      9.25%, due 5/1/12                           (c)                     14,065,000         14,873,738
                                                                                       ----------------
   TRUCKING & LEASING (0.2%)
   Interpool, Inc.
      6.00%, due 9/1/14                                                    3,845,000          3,498,950
                                                                                       ----------------
   Total Corporate Bonds
      (Cost $943,302,353)                                                                   941,268,590
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   FOREIGN BONDS (6.4%)
   BUILDING MATERIALS (0.2%)
   Ainsworth Lumber Co., Ltd.
      7.25%, due 10/1/12                          (g)                        305,000            225,700
      9.367%, due 4/1/13                          (h)                      2,400,000          1,872,000
                                                                                       ----------------
                                                                                              2,097,700
                                                                                       ----------------
   CHEMICALS (0.2%)
   Nova Chemicals Corp.
      8.405%, due 11/15/13                        (h)                      2,195,000          2,238,900
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (0.3%)
   Digicel, Ltd.
      9.25%, due 9/1/12                           (c)                      3,910,000          4,056,625
                                                                                       ----------------
   FOREST PRODUCTS & PAPER (0.2%)
   Bowater Canada Finance
      7.95%, due 11/15/11                                                  1,830,000          1,747,650
   Tembec Industries, Inc.
      7.75%, due 3/15/12                          (g)                      2,955,000          1,492,275
      8.50%, due 2/1/11                           (g)                         91,000             47,320
                                                                                       ----------------
                                                                                              3,287,245
                                                                                       ----------------
   INSURANCE (0.2%)
   Lindsey Morden Group, Inc.
      Series B
      7.00%, due 6/16/08                                            C$     3,913,000          3,098,193
                                                                                       ----------------
   MEDIA (1.5%)
   CanWest Media, Inc.
      8.00%, due 9/15/12                                            $      4,946,920          4,885,084
   Nielsen Finance LLC/Nielsen Finance Co.
      10.00%, due 8/1/14                          (c)                      1,635,000          1,690,181
   Quebecor Media, Inc.
      7.75%, due 3/15/16                                                   6,345,000          6,352,931
   Shaw Communications, Inc.
      7.50%, due 11/20/13                                           C$     5,470,000          5,272,928
   Sun Media Corp.
      7.625%, due 2/15/13                                           $      2,330,000          2,353,300

                                                                                       ----------------
                                                                                             20,554,424
                                                                                       ----------------
   MINING (0.3%)
   FMG Finance Property, Ltd.
      10.00%, due 9/1/13                          (c)                      2,275,000          2,161,250
      10.625%, due 9/1/16                         (c) (g)                  2,275,000          2,184,000
                                                                                       ----------------
                                                                                              4,345,250
                                                                                       ----------------
   RETAIL (0.9%)
   Jafra Cosmetics International,
      Inc./Distribuidora Comerical Jafra S.A.
      de C.V.
      10.75%, due 5/15/11                                                  2,305,000          2,472,113
   Jean Coutu Group PJC, Inc.
      8.50%, due 8/1/14                           (g)                     10,930,000         10,520,125
                                                                                       ----------------
                                                                                             12,992,238
                                                                                       ----------------
   TELECOMMUNICATIONS (2.3%)
   Inmarsat Finance PLC
      (zero coupon), due 11/15/12
      10.375%, beginning 11/15/08                                          6,585,000          5,827,725
   Intelsat Subsidiary Holding Co., Ltd.
      8.25%, due 1/15/13                          (g)                      6,000,000          6,075,000
      10.484%, due 1/15/12                        (h)                      2,910,000          2,950,013
   Millicom International Cellular S.A.
      10.00%, due 12/1/13                                                  8,880,000          9,534,900
   Nortel Networks, Ltd.
      10.75%, due 7/15/16                         (c) (g)                  5,795,000          6,200,650
   NTL Cable PLC
      9.125%, due 8/15/16                                                  2,120,000          2,188,900
                                                                                       ----------------
                                                                                             32,777,188
                                                                                       ----------------
   TRANSPORTATION (0.3%)
   Grupo Transportacion Ferroviaria Mexicana
      S.A. de C.V.
      12.50%, due 6/15/12                                                  4,005,000          4,405,500
                                                                                       ----------------
   Total Foreign Bonds
      (Cost $88,211,302)                                                                     89,853,263
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   LOAN ASSIGNMENTS & PARTICIPATIONS (5.6%)       (j)

   AUTO MANUFACTURERS (0.7%)
   Navistar International Corp.
      Delayed Draw Term Loan
      10.485%, due 2/22/09                                                10,000,000         10,112,500
                                                                                       ----------------
   AUTO PARTS & EQUIPMENT (0.0%)                  ++
   Goodyear Tire & Rubber Co. (The)
      Second Lien Term Loan
      7.954%, due 4/30/10                                                    700,000            703,792
                                                                                       ----------------
   CONTAINERS & PACKAGING (0.1%)
   Graham Packaging Holdings Co.
      Second Lien Term Loan
      9.687%, due 4/7/12                                                     714,286            719,345
                                                                                       ----------------
   HEALTH CARE-SERVICES (0.9%)
&  HCA, Inc.

      Bridge Loan
      0.75%, due 9/12/07                          (a) (k)                 12,800,000         12,736,000
                                                                                       ----------------
   MEDIA (0.8%)
   Fidelity National Information Solutions,
      Inc.
      Term Loan B
      7.08%, due 3/8/13                                                      865,000            866,141
   Nielsen Finance LLC
      Dollar Term Loan
      8.19%, due 8/9/13                                                    9,715,000          9,679,919
                                                                                       ----------------
                                                                                             10,546,060
                                                                                       ----------------
   MINING (1.0%)
   Aleris International, Inc.
      Term Loan B
      7.875%, due 8/1/13                                                   3,580,000          3,582,238
      Unsecured Bridge Loan
      9.625%, due 8/1/13                          (a)                      2,870,000          2,877,175
   BHM Technologies LLC
      1st Lien Term Loan
      8.435%, due 7/21/13                                                  7,135,000          6,956,625
                                                                                       ----------------
                                                                                             13,416,038
                                                                                       ----------------
   PHARMACEUTICALS (0.3%)
   Warner Chilcott Corp.
      Dovonex Delayed Draw Term Loan
      (zero coupon), due 9/29/06                                             659,148            659,807
      Dovobet Delayed Draw Term Loan
      7.867%, due 1/18/12                                                    131,830            131,961
      Tranche C Term Loan
      7.87%, due 1/18/12                                                     780,867            782,005
      Tranche B Term Loan
      7.93%, due 1/18/12                                                   2,844,171          2,848,318
                                                                                       ----------------
                                                                                              4,422,091
                                                                                       ----------------
   REAL ESTATE (0.7%)
   LNR Property Corp.
      Term Loan A1
      8.22%, due 7/12/09                                                     915,000            915,572
      Initial Tranche B Term Loan
      8.22%, due 7/12/11                                                   8,260,000          8,305,430
      Term Loan A2
      8.47%, due 7/12/09                                                     915,000            910,425
                                                                                       ----------------
                                                                                             10,131,427
                                                                                       ----------------
   RETAIL (0.3%)
   Neiman Marcus Group, Inc. (The)
      Term Loan B
      7.89%, due 4/6/13                                                    4,746,835          4,776,517
                                                                                       ----------------
   SOFTWARE (0.5%)
   SunGard Data Systems, Inc.
      Term Loan
      8.00%, due 2/11/13                                                   7,563,600          7,611,546
                                                                                       ----------------
   TELECOMMUNICATIONS (0.3%)
   Qwest Corp.
      Term Loan B

      6.95%, due 6/30/10                                                   4,250,000          4,297,842
                                                                                       ----------------
   Total Loan Assignments & Participations
      (Cost $79,111,847)                                                                     79,473,158
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   YANKEE BONDS (1.7%)                            (l)

   FOREST PRODUCTS & PAPER (0.6%)
   Abitibi-Consolidated, Inc.
      8.85%, due 8/1/30                                                    2,665,000          2,238,600
   Smurfit Capital Funding PLC
      7.50%, due 11/20/25                                                  5,970,000          5,581,950
                                                                                       ----------------
                                                                                              7,820,550
                                                                                       ----------------
   INSURANCE (0.6%)
   Fairfax Financial Holdings, Ltd.
      7.375%, due 4/15/18                         (g)                      3,015,000          2,547,675
      7.75%, due 7/15/37                          (g)                        135,000            112,050
      8.25%, due 10/1/15                          (g)                         95,000             87,875
      8.30%, due 4/15/26                          (g)                      5,865,000          5,043,900
                                                                                       ----------------
                                                                                              7,791,500
                                                                                       ----------------
   PACKAGING & CONTAINERS (0.3%)
   Crown Cork & Seal Finance PLC
      7.00%, due 12/15/06                                                  4,925,000          4,925,000
                                                                                       ----------------
   TELECOMMUNICATIONS (0.2%)
   Rogers Cantel, Inc.
      9.75%, due 6/1/16                                                    2,560,000          3,212,800
                                                                                       ----------------
   Total Yankee Bonds
      (Cost $21,745,533)                                                                     23,749,850
                                                                                       ----------------
   Total Long-Term Bonds
      (Cost $1,190,323,255)                                                               1,181,478,854
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (0.8%)

   BUILDING MATERIALS (0.0%)                      ++
   Ainsworth Lumber Co., Ltd.                     (a) (g)                     52,800            585,552
                                                                                       ----------------
   INTERNET (0.2%)
   Globix Corp.                                   (a) (b) (m) (n)            989,528          3,220,914
                                                                                       ----------------
   RETAIL (0.2%)
   Star Gas Partners, L.P.                        (g) (m)                  1,115,314          2,777,132
                                                                                       ----------------
   SOFTWARE (0.1%)
   QuadraMed Corp.                                (m)                        519,325          1,147,708
   QuadraMed Corp.                                (a)                        106,427            235,204
                                                                                       ----------------
                                                                                              1,382,912
                                                                                       ----------------
   TELECOMMUNICATIONS (0.3%)
   Loral Space & Communications, Ltd.             (g) (m)                    129,487          3,408,098
   Remote Dynamics, Inc.                          (m)                         72,541              1,378
                                                                                       ----------------
                                                                                              3,409,476
                                                                                       ----------------

   TOBACCO (0.0%)                                 ++
   North Atlantic Trading Co., Inc.               (a) (b) (m) (n)              2,418                 24
                                                                                       ----------------
   Total Common Stocks
      (Cost $12,188,968)                                                                     11,376,010
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   CONVERTIBLE PREFERRED STOCKS (0.4%)

   INTERNET (0.0%)                                ++
   Globix Corp.
      6.00%                                       (a) (b) (m) (n)            107,873            376,207
                                                                                       ----------------
   SOFTWARE (0.4%)
   QuadraMed Corp.
      5.50%                                       (a) (c) (m)                278,000          5,699,000
                                                                                       ----------------
   Total Convertible Preferred Stocks
      (Cost $6,941,789)                                                                       6,075,207
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   PREFERRED STOCKS (1.6%)

   COMMERCIAL SERVICES (0.0%)                     ++
   Colorado Prime Corp.                           (a) (b) (n)                  1,395                 14
                                                                                       ----------------
   MEDIA (0.3%)
   Haights Cross Communications, Inc.
      16.00%                                      (a) (n)                     99,800          4,391,200
   Ziff Davis Holdings, Inc.
      10.00%                                      (a) (m)                        674            102,785
                                                                                       ----------------
                                                                                              4,493,985
                                                                                       ----------------
   REAL ESTATE INVESTMENT TRUSTS (1.1%)
   Sovereign Real Estate Investment Corp.
&     12.00%                                      (c)                         10,625         15,007,812
                                                                                       ----------------
   TELECOMMUNICATIONS (0.2%)
   Loral Skynet Corp.
      12.00%                                      (g) (i)                     10,387          2,082,594
                                                                                       ----------------
   Total Preferred Stocks
      (Cost $23,635,610)                                                                     21,584,405
                                                                                       ----------------

                                                                        NUMBER OF
                                                                        WARRANTS             VALUE
                                                                    ----------------   ----------------
   WARRANTS (0.0%)                                ++

   INTERNET (0.0%)                                ++
   Ziff Davis Holdings, Inc.
      Strike Price $0.001
      Expire 8/12/12                              (b) (m)                    123,640              1,236
                                                                                       ----------------
   MEDIA (0.0%)                                   ++
   Haights Cross Communications, Inc.
      Strike Price $0.001
      Expire 12/10/11                             (a) (b) (m) (n)                104                  1
      Strike Price $0.001
      Expire 12/10/11                             (a) (b) (m) (n)             97,772                978
                                                                                       ----------------

                                                                                       ----------------
                                                                                                    979
                                                                                       ----------------
   SEMICONDUCTORS (0.0%)                          ++
   ASAT Finance LLC
      Strike Price $18.60
      Expire 11/1/06                              (a) (b) (c) (m)              1,530                 15
                                                                                       ----------------
   TELECOMMUNICATIONS (0.0%)                      ++
   UbiquiTel, Inc.
      Strike Price $22.74
      Expire 4/15/10                              (a) (c) (m)                  2,510                 25
                                                                                       ----------------
   Total Warrants
      (Cost $334,994)                                                                             2,255
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (19.3%)

   COMMERCIAL PAPER (13.5%)
   AIG Funding, Inc.
      5.235%, due 10/3/06                                           $      9,315,000          9,310,936
   American Express Credit Corp.
      5.20%, due 10/12/06                                                 16,360,000         16,331,643
   American General Finance Corp.
      5.245%, due 10/11/06                                                14,600,000         14,576,602
   Bank of America Corp.
      5.22%, due 10/6/06                                                  11,620,000         11,609,891
      5.24%, due 10/16/06                                                 22,195,000         22,143,310
   Barton Capital LLC
      5.267%, due 10/5/06                         (o)                      2,135,415          2,135,415
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (o)                      1,367,449          1,367,449
   Charta LLC
      5.289%, due 10/6/06                         (o)                      2,821,171          2,821,171
   General Electric Capital Corp.
      5.21%, due 10/10/06                                                 12,320,000         12,302,170
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (o)                      2,104,155          2,104,155
      5.303%, due 11/14/06                        (o)                      1,423,610          1,423,610
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (o)                      2,104,155          2,104,155
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (o)                      3,559,026          3,559,026
   Lloyds TSB Bank PLC
      5.24%, due 10/13/06                                                 21,010,000         20,970,245
   Morgan Stanley
      5.25%, due 10/5/06                                                 19,430,000         19,415,832
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (o)                      2,116,695          2,116,695
   Rabobank USA Finance Corp.
      5.35%, due 10/2/06                                                  15,520,000         15,515,387
   Societe Generale North America, Inc.
      5.24%, due 10/4/06                                                  17,460,000         17,449,834
   Toyota Motor Credit Corp.
      5.20%, due 10/17/06                                                 13,000,000         12,968,078
                                                                                       ----------------
   Total Commercial Paper
      (Cost $190,225,604)                                                                   190,225,604
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.4%)
   BGI Institutional Money Market Fund            (o)                      5,452,824          5,452,824
                                                                                       ----------------
   Total Investment Company
      (Cost $5,452,824)                                                                       5,452,824
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $2,827,039
      (Collateralized by various bonds
      with a Principal Amount of
      $2,768,245 and a Market Value
      of $2,883,372)                              (o)               $      2,825,749          2,825,749
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $2,825,749)                                                                       2,825,749
                                                                                       ----------------
   TIME DEPOSITS (5.2%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (h) (o)                  5,694,441          5,694,441
   Bank of Montreal
      5.28%, due 11/27/06                         (o)                      5,694,441          5,694,441
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (o)                      5,694,441          5,694,441
   Barclays
      5.30%, due 10/20/06                         (o)                      5,694,441          5,694,441
   BNP Paribas
      5.27%, due 10/25/06                         (o)                      4,982,636          4,982,636
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (o)                      5,694,441          5,694,441
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (o)                      4,982,636          4,982,636
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (o)                      5,267,358          5,267,358
   Royal Bank of Canada
      5.30%, due 12/22/06                         (o)                      5,694,441          5,694,441
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (o)                      5,694,441          5,694,441
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (o)                      5,694,441          5,694,441
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (o)                      5,694,441          5,694,441
   UBS AG
      5.28%, due 10/16/06                         (o)                      5,694,441          5,694,441
                                                                                       ----------------
   Total Time Deposits
      (Cost $72,177,040)                                                                     72,177,040
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $270,681,217)                                                                   270,681,217
                                                                                       ----------------
   Total Investments
      (Cost $1,504,105,833)                       (p)                          106.1%     1,491,197,948(q)
   Liabilities in Excess of
      Cash and Other Assets                                                     (6.1)       (85,350,719)
                                                                    ----------------   ----------------

   Net Assets                                                                  100.0%  $  1,405,847,229
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Portfolio's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a) Illiquid security. The total market value of these securities at September 30, 2006 is $45,914,997, which represents 3.3% of the Portfolio's net assets.

(b) Fair valued security. The total market value of these securities at September 30, 2006 is $7,539,882, which reflects 0.5% of the Portfolio's net assets.

(c)  May be sold to institutional investors only.

(d)  Issue in default.

(e) LYON - Liquid Yield Option Note: callable, zero-coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(f)  Issuer in bankruptcy.

(g)  Represents security, or a portion thereof, which is out on loan.

(h)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(i) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(j) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2006. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k) This security has additional commitments and contingencies. Principal amount and value include unfunded commitment.

(l) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(m)  Non-income producing security.

(n)  Restricted security.

(o) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)  The cost for federal income tax purposes is $1,506,104,701.

(q) At September 30, 2006 net unrealized depreciation was $14,906,753, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $51,144,049 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $66,050,802.

The following abbreviations are used in the above portfolio:

C$   - Canadian Dollar

E    - Euro

Restricted securities held at September 30, 2006:

                                                       NUMBER OF
                                         DATE(S) OF    WARRANTS/                 9/30/06   PERCENT OF
SECURITY                                ACQUISITION      SHARES       COST        VALUE    NET ASSETS
--------                              ---------------  ---------  -----------  ----------  ----------
Colorado Prime Corp.
   Preferred Stock                    5/6/97-11/10/99     1,395   $ 5,090,593  $       14    0.0%(a)
                                                        -------   -----------  ----------    ---
Globix Corp.
   Common Stock                              10/15/02   989,528       707,879   3,220,914    0.2
   Convertible Preferred Stock 6.00%           6/8/05   107,873       295,589     376,207    0.0(a)
                                                        -------   -----------  ----------    ---
Haights Cross Communications, Inc.
   Preferred Stock 16.00%              1/22/04-2/3/06    99,800     4,655,813   4,391,200    0.3
   Warrants                            1/22/04-2/3/06       104             1           1    0.0(a)
   Warrants                            1/22/04-2/3/06    97,772           978         978    0.0(a)
                                                        -------   -----------  ----------    ---
North Atlantic Trading Co., Inc.
   Common Stock                               4/21/04     2,418            24          24    0.0(a)
                                                                  -----------  ----------    ---
                                                                  $10,750,877  $7,989,338    0.5%
                                                                  ===========  ==========    ===

(a)  Less than one tenth of a percent.

As of September 30, 2006, the Portfolio held the following open foreign currency forward contracts:

                                          CONTRACT     CONTRACT
                                           AMOUNT       AMOUNT      UNREALIZED
                                            SOLD       PURCHASED   APPRECIATION
                                         ----------   ----------   ------------
Foreign Currency Sale Contracts
Euro vs. U.S. Dollar, expiring 10/5/06   E5,640,099   $7,271,555     $118,822
                                         ----------   ----------     --------

Foreign currency held at September 30, 2006:

                                          CURRENCY       COST      MARKET VALUE
                                         ----------   ----------   ------------
Euro                                      E701,329     $897,876      $889,320
                                          --------     --------      --------

MAINSTAY VP INCOME & GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (99.9%)                          +

   AEROSPACE & DEFENSE (2.3%)
   Lockheed Martin Corp.                                                       2,633   $        226,596
   Northrop Grumman Corp.                                                     32,435          2,207,850
   Raytheon Co.                                                                2,608            125,210
                                                                                       ----------------
                                                                                              2,559,656
                                                                                       ----------------
   AIR FREIGHT & LOGISTICS (1.1%)
   FedEx Corp.                                                                 2,957            321,367
   United Parcel Service, Inc. Class B                                        12,388            891,193
                                                                                       ----------------
                                                                                              1,212,560
                                                                                       ----------------
   AIRLINES (0.1%)
   Southwest Airlines Co.                                                      9,408            156,737
                                                                                       ----------------
   AUTO COMPONENTS (1.4%)
   ArvinMeritor, Inc.                             (a)                         48,484            690,412
   Magna International, Inc. Class A              (a)                         11,809            862,411
                                                                                       ----------------
                                                                                              1,552,823
                                                                                       ----------------
   BEVERAGES (0.1%)
   Pepsi Bottling Group, Inc. (The)               (a)                          2,751             97,660
                                                                                       ----------------
   BIOTECHNOLOGY (0.8%)
   Amgen, Inc.                                    (b)                          9,903            708,362
   Cephalon, Inc.                                 (a) (b)                      2,357            145,545
   ImClone Systems, Inc.                          (a) (b)                      3,284             93,003
                                                                                       ----------------
                                                                                                946,910
                                                                                       ----------------
   BUILDING PRODUCTS (0.3%)
   USG Corp.                                      (a) (b)                      7,577            356,422
                                                                                       ----------------
   CAPITAL MARKETS (6.6%)
   Goldman Sachs Group, Inc. (The)                                            14,834          2,509,468
   Lehman Brothers Holdings, Inc.                                             12,036            888,979
&  Morgan Stanley                                                             54,437          3,969,002
                                                                                       ----------------
                                                                                              7,367,449
                                                                                       ----------------
   CHEMICALS (3.1%)
   Celanese Corp. Class A                                                     10,389            185,963
   Eastman Chemical Co.                                                       14,215            767,894
   Georgia Gulf Corp.                                                          4,842            132,768
   Lyondell Chemical Co.                                                      71,325          1,809,515
   Westlake Chemical Corp.                                                    18,994            607,998
                                                                                       ----------------
                                                                                              3,504,138
                                                                                       ----------------
   COMMERCIAL BANKS (0.7%)
   Comerica, Inc.                                                              3,871            220,337
   National City Corp.                                                         7,016            256,786

   Wachovia Corp.                                                              4,661            260,084
                                                                                       ----------------
                                                                                                737,207
                                                                                       ----------------
   COMMERCIAL SERVICES & SUPPLIES (0.4%)
   Deluxe Corp.                                                                2,090             35,739
   John H. Harland Co.                                                         5,929            216,112
   Labor Ready, Inc.                              (b)                          4,233             67,432
   R.R. Donnelley & Sons Co.                                                   5,296            174,556
                                                                                       ----------------
                                                                                                493,839
                                                                                       ----------------
   COMMUNICATIONS EQUIPMENT (0.4%)
   Motorola, Inc.                                                             18,230            455,750
                                                                                       ----------------
   COMPUTERS & PERIPHERALS (7.2%)
&  Hewlett-Packard Co.                                                        74,060          2,717,261
   Imation Corp.                                                                 967             38,825
&  International Business Machines Corp.                                      64,603          5,293,570
   Komag, Inc.                                    (a) (b)                        639             20,422
                                                                                       ----------------
                                                                                              8,070,078
                                                                                       ----------------
   CONSUMER FINANCE (0.1%)
   Capital One Financial Corp.                                                 1,100             86,526
                                                                                       ----------------
   DISTRIBUTORS (0.3%)
   Building Materials Holding Corp.               (a)                         14,963            389,337
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (9.3%)
&  Bank of America Corp.                                                      77,828          4,169,246
&  Citigroup, Inc.                                                           101,361          5,034,601
   JPMorgan Chase & Co.                                                       26,953          1,265,713
                                                                                       ----------------
                                                                                             10,469,560
                                                                                       ----------------
   DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
   AT&T, Inc.                                                                 49,273          1,604,329
   Embarq Corp.                                                                1,382             66,847
   Verizon Communications, Inc.                                               58,251          2,162,860
                                                                                       ----------------
                                                                                              3,834,036
                                                                                       ----------------
   ELECTRIC UTILITIES (1.6%)
   FirstEnergy Corp.                                                          16,949            946,771
   Great Plains Energy, Inc.                                                   3,739            115,984
   Pepco Holdings, Inc.                                                       27,973            676,107
   Progress Energy, Inc.                          (a)                          1,757             79,733
                                                                                       ----------------
                                                                                              1,818,595
                                                                                       ----------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
   Arrow Electronics, Inc.                        (b)                         19,468            534,007
   Nam Tai Electronics, Inc.                                                  11,567            142,158
   Plexus Corp.                                   (b)                          1,760             33,792
   Tech Data Corp.                                (b)                          1,481             54,101
   Vishay Intertechnology, Inc.                   (b)                         23,371            328,129
                                                                                       ----------------
                                                                                              1,092,187
                                                                                       ----------------
   ENERGY EQUIPMENT & SERVICES (0.2%)
   Grey Wolf, Inc.                                (a) (b)                     34,132            228,002
   Tidewater, Inc.                                                               559             24,702
                                                                                       ----------------
                                                                                                252,704
                                                                                       ----------------

   FOOD & STAPLES RETAILING (0.9%)
   SUPERVALU, Inc.                                                            33,103            981,504
                                                                                       ----------------
   FOOD PRODUCTS (1.3%)
   Chiquita Brands International, Inc.                                        14,510            194,144
   Del Monte Foods Co.                                                        14,847            155,151
   General Mills, Inc.                                                        15,367            869,772
   Seaboard Corp.                                 (a)                            168            202,440
                                                                                       ----------------
                                                                                              1,421,507
                                                                                       ----------------
   GAS UTILITIES (0.5%)
   Nicor, Inc.                                    (a)                          1,765             75,471
   UGI Corp.                                                                  19,454            475,650
                                                                                       ----------------
                                                                                                551,121
                                                                                       ----------------
   HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
   Becton, Dickinson & Co.                                                    13,840            978,073
                                                                                       ----------------
   HEALTH CARE PROVIDERS & SERVICES (2.2%)
   Aetna, Inc.                                                                 2,092             82,739
   AmerisourceBergen Corp.                                                     2,326            105,135
   Humana, Inc.                                   (b)                         12,785            844,961
   McKesson Corp.                                                             26,966          1,421,648
   Molina Healthcare, Inc.                        (b)                            998             35,289
                                                                                       ----------------
                                                                                              2,489,772
                                                                                       ----------------
   HOTELS, RESTAURANTS & LEISURE (1.0%)
   Darden Restaurants, Inc.                                                    9,976            423,681
   McDonald's Corp.                                                           18,726            732,561
                                                                                       ----------------
                                                                                              1,156,242
                                                                                       ----------------
   HOUSEHOLD DURABLES (1.6%)
   Brookfield Homes Corp.                         (a)                          3,398             95,688
   Lennar Corp. Class A                                                        7,450            337,112
   Newell Rubbermaid, Inc.                                                    21,980            622,474
   NVR, Inc.                                      (a) (b)                        340            181,900
   Tupperware Brands Corp.                                                    28,163            548,052
                                                                                       ----------------
                                                                                              1,785,226
                                                                                       ----------------
   HOUSEHOLD PRODUCTS (2.0%)
   Kimberly-Clark Corp.                                                       34,397          2,248,188
                                                                                       ----------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
   (0.1%)
   TXU Corp.                                                                   2,484            155,300
                                                                                       ----------------
   INDUSTRIAL CONGLOMERATES (0.5%)
   Tyco International, Ltd.                                                   18,777            525,568
                                                                                       ----------------
   INSURANCE (4.2%)
   ACE, Ltd.                                                                  35,655          1,951,398
   American Financial Group, Inc.                                              3,298            154,775
   Arch Capital Group, Ltd.                       (b)                          1,826            115,933
   Chubb Corp. (The)                                                           9,184            477,201
   First American Corp.                                                       14,753            624,642
   LandAmerica Financial Group, Inc.              (a)                         11,902            783,033
   Zenith National Insurance Corp.                                            13,925            555,468
                                                                                       ----------------
                                                                                              4,662,450
                                                                                       ----------------

   INTERNET & CATALOG RETAIL (0.3%)
   Expedia, Inc.                                  (b)                         24,309            381,165
                                                                                       ----------------
   INTERNET SOFTWARE & SERVICES (1.1%)
   EarthLink, Inc.                                (b)                         91,591            665,867
   RealNetworks, Inc.                             (b)                         11,700            124,137
   United Online, Inc.                                                        38,086            463,887
                                                                                       ----------------
                                                                                              1,253,891
                                                                                       ----------------
   IT SERVICES (1.4%)
   Accenture, Ltd. Class A                                                    27,615            875,672
   Acxiom Corp.                                                               11,820            291,481
   Computer Sciences Corp.                        (b)                          9,109            447,434
                                                                                       ----------------
                                                                                              1,614,587
                                                                                       ----------------
   LEISURE EQUIPMENT & PRODUCTS (0.3%)
   Mattel, Inc.                                                               18,678            367,957
                                                                                       ----------------
   LIFE SCIENCES TOOLS & SERVICES (0.9%)
   Applera Corp.-Applied Biosystems Group                                     30,615          1,013,663
                                                                                       ----------------
   MACHINERY (2.4%)
   Cummins, Inc.                                  (a)                         22,419          2,673,017
                                                                                       ----------------
   MEDIA (0.9%)
   CBS Corp. Class B                                                          16,067            452,607
   Regal Entertainment Group Class A              (a)                          3,513             69,628
   Time Warner, Inc.                                                           4,572             83,348
   Walt Disney Co. (The)                                                      11,641            359,823
                                                                                       ----------------
                                                                                                965,406
                                                                                       ----------------
   METALS & MINING (2.0%)
   Chaparral Steel Co.                            (b)                            332             11,308
   Freeport-McMoRan Copper & Gold, Inc. Class B                                8,670            461,764
   Nucor Corp.                                                                12,125            600,066
   Quanex Corp.                                                                6,178            187,502
   Steel Dynamics, Inc.                                                        6,545            330,195
   United States Steel Corp.                                                  11,928            688,007
                                                                                       ----------------
                                                                                              2,278,842
                                                                                       ----------------
   MULTILINE RETAIL (0.3%)
   Federated Department Stores, Inc.                                           8,550            369,446
                                                                                       ----------------
   MULTI-UTILITIES (0.5%)
   PG&E Corp.                                                                  3,188            132,780
   Vectren Corp.                                                              14,072            377,833
                                                                                       ----------------
                                                                                                510,613
                                                                                       ----------------
   OIL, GAS & CONSUMABLE FUELS (12.5%)
&  Chevron Corp.                                                              46,994          3,048,031
   ConocoPhillips                                                             34,039          2,026,342
&  ExxonMobil Corp.                                                           85,701          5,750,537
   Marathon Oil Corp.                                                         10,061            773,691
   Occidental Petroleum Corp.                                                 16,032            771,300
   Sunoco, Inc.                                                               15,206            945,661
   Tesoro Corp.                                                                4,248            246,299
   Valero Energy Corp.                                                         8,412            432,966

                                                                                       ----------------
                                                                                             13,994,827
                                                                                       ----------------
   PAPER & FOREST PRODUCTS (0.2%)
   Louisiana-Pacific Corp.                                                     9,240            173,435
                                                                                       ----------------
   PHARMACEUTICALS (7.7%)
   Biovail Corp.                                                               8,379            127,696
   Johnson & Johnson                                                          25,109          1,630,578
   King Pharmaceuticals, Inc.                     (b)                         27,769            472,906
&  Merck & Co., Inc.                                                          72,761          3,048,686
&  Pfizer, Inc.                                                              113,479          3,218,264
   ViroPharma, Inc.                               (b)                         11,183            136,097
                                                                                       ----------------
                                                                                              8,634,227
                                                                                       ----------------
   REAL ESTATE INVESTMENT TRUSTS (2.7%)
   CBL & Associates Properties, Inc.              (a)                         37,985          1,591,951
   HRPT Properties Trust                                                      37,328            446,070
   iStar Financial, Inc.                                                      22,461            936,624
   Longview Fibre Co.                                                          1,716             34,869
                                                                                       ----------------
                                                                                              3,009,514
                                                                                       ----------------
   ROAD & RAIL (0.8%)
   Burlington Northern Santa Fe Corp.                                          4,195            308,081
   CSX Corp.                                                                   4,472            146,816
   Norfolk Southern Corp.                                                      4,510            198,666
   Union Pacific Corp.                                                         2,870            252,560
                                                                                       ----------------
                                                                                                906,123
                                                                                       ----------------
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (1.4%)
   Freescale Semiconductor, Inc. Class B          (b)                         22,754            864,880
   National Semiconductor Corp.                                               15,129            355,985
   OmniVision Technologies, Inc.                  (a) (b)                     22,335            318,720
   Texas Instruments, Inc.                                                     1,304             43,358
                                                                                       ----------------
                                                                                              1,582,943
                                                                                       ----------------
   SOFTWARE (1.8%)
   BMC Software, Inc.                             (b)                            492             13,392
   Microsoft Corp.                                                            67,595          1,847,371
   Sybase, Inc.                                   (b)                          4,526            109,710
                                                                                       ----------------
                                                                                              1,970,473
                                                                                       ----------------
   SPECIALTY RETAIL (1.6%)
   AutoNation, Inc.                               (b)                         13,171            275,274
   Barnes & Noble, Inc.                                                       24,920            945,465
   Group 1 Automotive, Inc.                                                    8,616            429,938
   Payless ShoeSource, Inc.                       (b)                          7,483            186,327
                                                                                       ----------------
                                                                                              1,837,004
                                                                                       ----------------
   TEXTILES, APPAREL & LUXURY GOODS (0.1%)
   Brown Shoe Co., Inc.                                                        3,191            114,365
                                                                                       ----------------
   THRIFTS & MORTGAGE FINANCE (4.5%)
   Corus Bankshares, Inc.                         (a)                         18,303            409,255
   Countrywide Financial Corp.                                                 6,976            244,439
   FirstFed Financial Corp.                       (a) (b)                        439             24,900
   IndyMac Bancorp, Inc.                          (a)                         32,018          1,317,861
&  Washington Mutual, Inc.                                                    71,168          3,093,673
                                                                                       ----------------
                                                                                              5,090,128
                                                                                       ----------------

   TOBACCO (0.2%)
   Loews Corp.- Carolina Group                                                 4,749            263,047
                                                                                       ----------------
   WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   Sprint Nextel Corp.                                                        48,679            834,845
                                                                                       ----------------
   Total Common Stocks
      (Cost $102,685,473)                                                                   112,248,643
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (8.2%)

   COMMERCIAL PAPER (1.5%)
   Barton Capital LLC
      5.267%, due 10/5/06                         (c)               $        201,210            201,210
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (c)                        128,848            128,848
   Charta LLC
      5.289%, due 10/6/06                         (c)                        265,826            265,826
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (c)                        198,265            198,265
      5.303%, due 11/14/06                        (c)                        134,140            134,140
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (c)                        198,265            198,265
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (c)                        335,350            335,350
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (c)                        199,446            199,446
                                                                                       ----------------
   Total Commercial Paper
      (Cost $1,661,350)                                                                       1,661,350
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.5%)
   BGI Institutional Money Market Fund            (c)                        513,794            513,794
                                                                                       ----------------
   Total Investment Company
      (Cost $513,794)                                                                           513,794
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $266,379
      (Collateralized by various bonds
      with a Principal Amount of
      $260,839 and a Market Value
      of $271,687)                                (c)               $        266,257            266,257
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $266,257)                                                                           266,257
                                                                                       ----------------
   TIME DEPOSITS (6.0%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (c) (d)                    536,561            536,561
   Bank of Montreal
      5.28%, due 11/27/06                         (c)                        536,561            536,561
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (c)                        536,561            536,561

   Barclays
      5.30%, due 10/20/06                         (c)                        536,561            536,561
   BNP Paribas
      5.27%, due 10/25/06                         (c)                        469,491            469,491
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (c)                        536,561            536,561
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (c)                        469,491            469,491
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (c)                        496,319            496,319
   Royal Bank of Canada
      5.30%, due 12/22/06                         (c)                        536,560            536,560
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (c)                        536,560            536,560
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (c)                        536,560            536,560
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (c)                        536,560            536,560
   UBS AG
      5.28%, due 10/16/06                         (c)                        536,560            536,560
                                                                                       ----------------
   Total Time Deposits
      (Cost $6,800,906)                                                                       6,800,906
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $9,242,307)                                                                       9,242,307
                                                                                       ----------------
   Total Investments
      (Cost $111,927,780)                         (e)                          108.1%       121,490,950(f)
   Liabilities in Excess of
      Cash and Other Assets                                                     (8.1)        (9,078,731)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    112,412,219
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(e)  The cost for federal income tax purposes is $113,034,682.

(f) At September 30, 2006 net unrealized appreciation was $8,456,268, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $11,559,749 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,103,481.

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS+++                         September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (92.0%)                          +

   CANADA (3.6%)
   Bank of Montreal (commercial banks)                                        26,700   $      1,614,780
   Cognos, Inc. (software)                        (a)                        131,800          4,787,368
   Loblaw Cos., Ltd. (food & staples retailing)   (b)                        253,700         10,754,020
                                                                                       ----------------
                                                                                             17,156,168
                                                                                       ----------------
   FINLAND (2.0%)
   Nokian Renkaat Oyj (auto components)           (b)                        401,801          7,229,858
   TietoEnator Oyj (IT Services)                                              80,600          2,369,108
                                                                                       ----------------
                                                                                              9,598,966
                                                                                       ----------------
   FRANCE (3.5%)
   Air Liquide S.A. (chemicals)                                               19,986          4,077,728
   BNP Paribas S.A. (commercial banks)                                        56,394          6,067,658
   Total S.A. (oil, gas & consumable fuels)                                   95,600          6,273,424
                                                                                       ----------------
                                                                                             16,418,810
                                                                                       ----------------
   GERMANY (7.6%)
   Allianz AG (insurance)                                                     21,000          3,634,333
&  Bayerische Motoren Werke AG (automobiles)                                 257,029         13,767,098
   Deutsche Telekom AG (diversified
      telecommunication services)                                             28,400            451,598
   Hannover Rueckversicherung AG (insurance)      (a) (b)                    258,535         10,874,297
   Muenchener Rueckversicherungs - Gesellschaft
      AG Registered (insurance)                                               19,926          3,151,068
   Puma AG Rudolf Dassler Sport (textiles,
      apparel & luxury goods)                                                  1,600            545,769
   Rational AG (household durables)                                            1,200            230,608
   Siemens AG (industrial conglomerates)                                      36,300          3,166,879
                                                                                       ----------------
                                                                                             35,821,650
                                                                                       ----------------
   GREECE (0.6%)
   OPAP S.A. (hotels, restaurants & leisure)                                  79,821          2,682,251
                                                                                       ----------------
   HONG KONG (3.1%)
   Esprit Holdings, Ltd. (specialty retail)                                1,169,000         10,661,171
   HongKong Electric Holdings, Ltd.
      (electric utilities)                                                   493,000          2,306,592
   Yue Yuen Industrial Holdings, Ltd.
      (textiles, apparel & luxury goods)                                     549,500          1,706,905
                                                                                       ----------------
                                                                                             14,674,668
                                                                                       ----------------
   IRELAND (1.2%)
   Bank of Ireland (commercial banks)                                        285,520          5,586,488
                                                                                       ----------------
   ITALY (11.7%)
   Assicurazioni Generali S.p.A. (insurance)                                 155,400          5,813,122
   Enel S.p.A. (electric utilities)               (b)                      1,140,150         10,402,295
   ENI S.p.A. (oil, gas & consumable fuels)       (b)                        216,600          6,418,796
   ENI S.p.A., Sponsored ADR (oil, gas &
      consumable fuels)                           (b) (c)                     11,250            669,488

&  Mediaset S.p.A. (media)                                                 1,629,985         17,516,999
   Snam Rete Gas S.p.A. (gas utilities)                                    2,224,265         10,802,435
   Terna S.p.A. (electric utilities)                                       1,130,904          3,291,128
                                                                                       ----------------
                                                                                             54,914,263
                                                                                       ----------------
   JAPAN (7.2%)
   Acom Co., Ltd. (consumer finance)              (b)                         67,610          2,884,693
   Canon, Inc. (office electronics)                                          166,050          8,659,200
   Canon, Inc., Sponsored ADR (office
      electronics)                                (c)                         33,166          1,734,250
   FamilyMart Co., Ltd. (food & staples
      retailing)                                                              23,400            639,848
   Keyence Corp. (electronic equipment &
      instruments)                                                             1,800            414,476
   OBIC Co., Ltd. (IT Services)                                               16,400          3,466,734
   RICOH Co., Ltd. (office electronics)                                      350,700          6,976,889
   Takeda Pharmaceutical Co., Ltd.
      (pharmaceuticals)                                                      136,600          8,522,684
   Tokyo Gas Co., Ltd. (gas utilities)            (b)                         69,000            345,803
                                                                                       ----------------
                                                                                             33,644,577
                                                                                       ----------------
   NETHERLANDS (6.6%)
&  Reed Elsevier N.V. (media)                                                930,255         15,511,870
&  TNT N.V. (air freight & logistics)                                        408,742         15,502,511
                                                                                       ----------------
                                                                                             31,014,381
                                                                                       ----------------
   NORWAY (0.4%)
   Tandberg Television ASA (communications
      equipment)                                  (a) (b)                    206,400          1,679,257
                                                                                       ----------------
   SINGAPORE (1.9%)
   DBS Group Holdings, Ltd. (commercial banks)                               296,000          3,578,278
   Venture Corp., Ltd. (electronic equipment &
      instruments)                                                           695,000          5,513,616
                                                                                       ----------------
                                                                                              9,091,894
                                                                                       ----------------
   SPAIN (3.2%)
&  Banco Popular Espanol S.A.
      (commercial banks)                                                     882,630         14,471,501
   Enagas (gas utilities)                                                     24,000            581,578
                                                                                       ----------------
                                                                                             15,053,079
                                                                                       ----------------
   SWEDEN (4.0%)
   Assa Abloy AB Class B (building products)                                 275,000          5,112,989
   Atlas Copco AB Class B (machinery)             (a)                         49,400          1,236,997
   Munters AB (machinery)                                                      6,100            236,403
   Svenska Handelsbanken Class A
      (commercial banks)                                                     116,300          3,142,321
   Telefonaktiebolaget LM Ericsson Class B
      (communications equipment)                                           1,095,600          3,797,444
   Telefonaktiebolaget LM Ericsson, Sponsored
      ADR (communications equipment)              (b) (c)                    152,500          5,253,625
                                                                                       ----------------
                                                                                             18,779,779
                                                                                       ----------------
   SWITZERLAND (11.4%)
   Logitech International S.A., ADR (computers
      & peripherals)                              (a) (b) (c)                290,300          6,316,928
&  Nestle S.A. Registered (food products)                                     47,871         16,691,396
   Novartis AG Registered (pharmaceuticals)                                   72,180          4,213,795
   Novartis AG, ADR (pharmaceuticals)             (c)                        116,700          6,819,948
   Roche Holding AG Genusscheine
      (pharmaceuticals)                                                       60,066         10,385,277
   Swiss Reinsurance (insurance)                                             120,600          9,229,813
                                                                                       ----------------
                                                                                             53,657,157
                                                                                       ----------------

   UNITED KINGDOM (21.7%)
   ARM Holdings PLC (semiconductors &
      semiconductor equipment)                                               409,500            900,905
&  BP PLC, Sponsored ADR (oil, gas & consumable
      fuels)                                      (c)                        173,400         11,371,572
&  Diageo PLC (beverages)                                                    670,229         11,840,012
&  Diageo PLC, Sponsored ADR (beverages)          (c)                         30,678          2,179,365
   GlaxoSmithKline PLC, ADR (pharmaceuticals)     (b) (c)                     64,400          3,428,012
   HSBC Holdings PLC, Sponsored ADR (commercial
      banks)                                      (b) (c)                     22,900          2,096,037
   Lloyds TSB Group PLC (commercial banks)                                   843,457          8,520,036
   Lloyds TSB Group PLC, Sponsored ADR
      (commercial banks)                          (c)                         12,965            525,083
   Man Group PLC (capital markets)                                           287,016          2,407,527
   Provident Financial PLC (consumer finance)                                828,476          9,702,737
   Rolls-Royce Group PLC (aerospace & defense)    (a)                          5,530             46,904
   Royal Bank of Scotland Group PLC (commercial
      banks)                                                                 168,000          5,784,663
   Royal Dutch Shell PLC Class A, ADR (oil,
      gas & consumable fuels)                     (c)                         32,000          2,115,200
   Scottish & Southern Energy PLC (electric
      utilities)                                                             194,360          4,796,333
   Smith & Nephew PLC (health care equipment &
      supplies)                                                              699,594          6,434,809
&  Tesco PLC (food & staples retailing)                                    3,156,799         21,278,277
   Vodafone Group PLC, ADR (wireless
      telecommunication services)                 (b) (c)                    386,124          8,826,795
                                                                                       ----------------
                                                                                            102,254,267
                                                                                       ----------------
   UNITED STATES (2.3%)
   AFLAC, Inc. (insurance)                                                   235,928         10,796,065
                                                                                       ----------------
   Total Common Stocks
      (Cost $370,388,168)                                                                   432,823,720
                                                                                       ----------------

                                                                        NUMBER OF
                                                                        WARRANTS             VALUE
                                                                    ----------------   ----------------
   WARRANTS (3.5%)

   IRELAND (3.5%)
&  Ryanair Holdings PLC
      Strike Price E0.000001
      Expire 3/21/08 (airlines)                   (a) (d)                  1,509,206         16,486,945
                                                                                       ----------------
   Total Warrants
      (Cost $11,223,518)                                                                     16,486,945
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (12.4%)

   COMMERCIAL PAPER (3.1%)
   UNITED STATES (3.1%)
   Barton Capital LLC
      5.267%, due 10/5/06 (capital markets)       (e)               $      1,158,089          1,158,089
   CAFCO Funding LLC
      5.302%, due 10/23/06 (capital markets)      (e)                        741,602            741,602
   Charta LLC
      5.289%, due 10/6/06 (capital markets)       (e)                      1,529,991          1,529,991
   Jupiter Securitization Corp.

      5.293%, due 10/27/06 (capital markets)      (e)                      1,141,136          1,141,136
      5.303%, due 11/14/06 (capital markets)      (e)                        772,059            772,059
   Lexington Parker Capital Co.
      5.293%, due 10/5/06 (capital markets)       (e)                      1,141,136          1,141,136
   Liberty Street Funding Corp.
      5.285%, due 10/24/06 (capital markets)      (e)                      1,930,149          1,930,149
   Paradigm Funding LLC
      5.274%, due 10/2/06 (capital markets)       (e)                      1,147,937          1,147,937
   Rabobank USA Finance Corp.
      5.35%, due 10/2/06 (capital markets)                                 4,860,000          4,858,555
                                                                                       ----------------
   Total Commercial Paper
      (Cost $14,420,654)                                                                     14,420,654
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.7%)
   UNITED STATES (0.7%)
   BGI Institutional Money Market Fund (capital
      markets)                                    (e)                      2,957,203          2,957,203
                                                                                       ----------------
   Total Investment Company
      (Cost $2,957,203)                                                                       2,957,203
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.3%)
   UNITED STATES (0.3%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $1,533,174
      (Collateralized by various bonds
      with a Principal Amount of
      $1,501,289 and a Market Value
      of $1,563,725) (capital markets)            (e)               $      1,532,474          1,532,474
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $1,532,474)                                                                       1,532,474
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   TIME DEPOSITS (8.3%)
   UNITED STATES (8.3%)
   Bank of America Corp.
      5.27%, due 11/21/06 (capital markets)       (e) (f)                  3,088,238          3,088,238
   Bank of Montreal
      5.28%, due 11/27/06 (capital markets)       (e)                      3,088,238          3,088,238
   Bank of Nova Scotia
      5.30%, due 11/10/06 (capital markets)       (e)                      3,088,238          3,088,238
   Barclays
      5.30%, due 10/20/06 (capital markets)       (e)                      3,088,238          3,088,238
   BNP Paribas
      5.27%, due 10/25/06 (capital markets)       (e)                      2,702,208          2,702,208
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06 (capital markets)      (e)                      3,088,238          3,088,238
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06 (capital markets)       (e)                      2,702,208          2,702,208
   Lloyds TSB Bank
      5.30%, due 12/21/06 (capital markets)       (e)                      2,856,620          2,856,620
   Royal Bank of Canada
      5.30%, due 12/22/06 (capital markets)       (e)                      3,088,238          3,088,238
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06 (capital markets)        (e)                      3,088,238          3,088,238

   Societe Generale North America, Inc.
      5.29%, due 10/3/06 (capital markets)        (e)                      3,088,238          3,088,238
   Toronto Dominion Bank
      5.265%, due 10/6/06 (capital markets)       (e)                      3,088,238          3,088,238
   UBS AG
      5.28%, due 10/16/06 (capital markets)       (e)                      3,088,238          3,088,238
                                                                                       ----------------
   Total Time Deposits
      (Cost $39,143,416)                                                                     39,143,416
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $58,053,747)                                                                     58,053,747
                                                                                       ----------------
   Total Investments
      (Cost $439,665,433)                         (g)                          107.9%       507,364,412(h)
   Liabilities in Excess of
      Cash and Other Assets                                                     (7.9)       (37,032,347)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    470,332,065
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

+++ Fifty percent of the Portfolio's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d)  May be sold to institutional investors only.

(e) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(g)  The cost for federal income tax purposes is $439,903,104.

(h) At September 30, 2006 net unrealized appreciation for securities was $67,461,308, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $72,464,931 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,003,623.

The following abbreviations are used in the above portfolio:

E    - Euro

As of September 30, 2006, the Portfolio held the following foreign currencies:

                                                         CURRENCY             COST            VALUE
                                                    -----------------   ---------------   -------------
Canadian Dollar                                     C$      6,453,930   $     5,784,825    $ 5,774,037
Danish Krone                                        DKK        18,825             3,205          3,202
Euro                                                E         375,678           476,566        476,379
Great British Pound                                 L       3,352,212         6,319,665      6,276,513
Hong Kong Dollar                                    HKD       398,460            51,204         51,146
Japanese Yen                                        Y   1,035,215,755         8,809,562      8,763,731
Singapore Dollar                                    SGD$       40,256            25,514         25,346
Swiss Franc                                         CF        100,223            80,047         80,149
                                                                        ---------------    -----------
Net unrealized depreciation on foreign currencies                       $    21,550,588    $21,450,503
                                                                        ===============    ===========

As of September 30, 2006, the Portfolio had the following open foreign currency forward contracts:

                                                         CONTRACT           CONTRACT        UNREALIZED
                                                          AMOUNT             AMOUNT       APPRECIATION/
                                                        PURCHASED             SOLD         DEPRECIATION
                                                    -----------------   ---------------   -------------
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring
   11/30/06                                         A$      2,743,192   $     2,060,000    $   (17,952)
British Pound Sterling vs. U.S. Dollar, expiring
   12/18/06                                         L       2,470,524   $     4,600,000         29,454
Japanese Yen vs. U.S. Dollar, expiring 03/05/07     Y     415,399,050   $     3,630,000        (40,488)

                                                         CONTRACT           CONTRACT
                                                          AMOUNT             AMOUNT
                                                           SOLD            PURCHASED
                                                    -----------------   ---------------
Foreign Currency Sale Contracts
Canadian Dollar vs. Australian Dollar, expiring
   11/30/06                                         C$     14,032,000   A$   16,811,406    $   (60,872)
Canadian Dollar vs. Australian Dollar, expiring
   02/09/07                                         C$     10,602,000   A$   12,417,762       (293,571)
Canadian Dollar vs. Swedish Krona, expiring
   12/08/06                                         C$      1,305,000   SK    8,323,290        (28,612)
Euro Dollar vs. Japanese Yen, expiring 11/27/06     E      22,060,000   Y 3,128,990,400     (1,369,530)
Euro Dollar vs. Japanese Yen, expiring 01/12/07     E       5,131,201   Y   750,229,113       (102,213)
Swedish Krona vs. Japanese Yen, expiring 03/14/07   SK     58,250,000   Y   927,697,655         (6,688)
Swiss Franc vs. Japanese Yen, expiring 12/06/06     CF     30,195,000   Y 2,773,771,598       (612,263)
                                                                                           -----------
Net unrealized depreciation on foreign currency
   forward contracts                                                                       $(2,502,735)
                                                                                           ===========

MAINSTAY VP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                        SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (97.7%)                          +

   AEROSPACE & DEFENSE (4.1%)
   Rockwell Collins, Inc.                                                     38,000   $      2,083,920
&  United Technologies Corp.                                                  89,600          5,676,160
                                                                                       ----------------
                                                                                              7,760,080
                                                                                       ----------------
   BIOTECHNOLOGY (4.7%)
   Amgen, Inc.                                    (a)                         33,700          2,410,561
   Genentech, Inc.                                (a)                         40,500          3,349,350
   Gilead Sciences, Inc.                          (a)                         46,400          3,187,680
                                                                                       ----------------
                                                                                              8,947,591
                                                                                       ----------------
   CAPITAL MARKETS (8.5%)
&  Franklin Resources, Inc.                                                   51,400          5,435,550
&  Goldman Sachs Group, Inc. (The)                                            40,400          6,834,468
   Merrill Lynch & Co., Inc.                      (b)                         26,600          2,080,652
   T. Rowe Price Group, Inc.                                                  39,100          1,870,935
                                                                                       ----------------
                                                                                             16,221,605
                                                                                       ----------------
   CHEMICALS (2.2%)
   Ecolab, Inc.                                                               47,800          2,046,796
   Monsanto Co.                                                               47,600          2,237,676
                                                                                       ----------------
                                                                                              4,284,472
                                                                                       ----------------
   COMMUNICATIONS EQUIPMENT (11.4%)
&  Cisco Systems, Inc.                            (a)                        277,000          6,371,000
   Comverse Technology, Inc.                      (a)                        122,000          2,615,680
   Corning, Inc.                                  (a)                        158,800          3,876,308
   Motorola, Inc.                                                             97,500          2,437,500
&  QUALCOMM, Inc.                                                            150,500          5,470,675
   Research In Motion, Ltd.                       (a)                          9,500            975,270
                                                                                       ----------------
                                                                                             21,746,433
                                                                                       ----------------
   COMPUTERS & PERIPHERALS (5.0%)
   Apple Computer, Inc.                           (a)                         39,600          3,050,388
   Hewlett-Packard Co.                                                        71,400          2,619,666
   Network Appliance, Inc.                        (a)                        102,200          3,782,422
                                                                                       ----------------
                                                                                              9,452,476
                                                                                       ----------------
   CONSUMER FINANCE (5.1%)
   American Express Co.                                                       72,700          4,077,016
&  SLM Corp.                                                                 108,300          5,629,434
                                                                                       ----------------
                                                                                              9,706,450
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (1.8%)
   Chicago Mercantile Exchange Holdings, Inc.                                  7,200          3,443,400
                                                                                       ----------------
   ELECTRICAL EQUIPMENT (0.8%)
   Emerson Electric Co.                                                       18,600          1,559,796
                                                                                       ----------------

   ENERGY EQUIPMENT & SERVICES (6.6%)
   Baker Hughes, Inc.                                                         43,700          2,980,340
   National-Oilwell Varco, Inc.                   (a)                         53,200          3,114,860
&  Schlumberger, Ltd.                                                        104,000          6,451,120
                                                                                       ----------------
                                                                                             12,546,320
                                                                                       ----------------
   FOOD & STAPLES RETAILING (3.7%)
   CVS Corp.                                                                  95,100          3,054,612
   Walgreen Co.                                                               89,800          3,986,222
                                                                                       ----------------
                                                                                              7,040,834
                                                                                       ----------------
   HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
   Alcon, Inc.                                    (b)                         19,200          2,198,400
                                                                                       ----------------
   HEALTH CARE PROVIDERS & SERVICES (3.9%)
   Caremark Rx, Inc.                                                          85,400          4,839,618
   Quest Diagnostics, Inc.                                                    42,100          2,574,836
                                                                                       ----------------
                                                                                              7,414,454
                                                                                       ----------------
   HOUSEHOLD PRODUCTS (3.2%)
&  Procter & Gamble Co. (The)                                                 99,800          6,185,604
                                                                                       ----------------
   INDUSTRIAL CONGLOMERATES (3.5%)
&  General Electric Co.                                                      187,100          6,604,630
                                                                                       ----------------
   INTERNET SOFTWARE & SERVICES (2.0%)
   Google, Inc. Class A                           (a)                          9,400          3,777,860
                                                                                       ----------------
   IT SERVICES (2.0%)
   Paychex, Inc.                                                             103,700          3,821,345
                                                                                       ----------------
   LIFE SCIENCES TOOLS & SERVICES (1.0%)
   Fisher Scientific International, Inc.          (a)                         23,500          1,838,640
                                                                                       ----------------
   MACHINERY (3.1%)
&  Danaher Corp.                                                              85,200          5,850,684
                                                                                       ----------------
   MEDIA (1.8%)
   Comcast Corp. Class A                          (a)                         91,800          3,379,158
                                                                                       ----------------
   MULTILINE RETAIL (2.6%)
   Kohl's Corp.                                   (a)                         30,000          1,947,600
   Target Corp.                                                               53,600          2,961,400
                                                                                       ----------------
                                                                                              4,909,000
                                                                                       ----------------
   OIL, GAS & CONSUMABLE FUELS (2.2%)
   XTO Energy, Inc.                                                           98,200          4,137,166
                                                                                       ----------------
   PHARMACEUTICALS (3.0%)
   Allergan, Inc.                                                             25,500          2,871,555
   Wyeth                                                                      56,100          2,852,124
                                                                                       ----------------
                                                                                              5,723,679
                                                                                       ----------------
   ROAD & RAIL (1.5%)
   CSX Corp.                                                                  88,600          2,908,738
                                                                                       ----------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   (1.0%)
   Marvell Technology Group, Ltd.                 (a)                         99,000          1,917,630
                                                                                       ----------------

   SOFTWARE (3.1%)
   BEA Systems, Inc.                              (a)                        151,000          2,295,200
   Oracle Corp.                                   (a)                         84,500          1,499,030
   Salesforce.com, Inc.                           (a) (b)                     58,900          2,113,332
                                                                                       ----------------
                                                                                              5,907,562
                                                                                       ----------------
   SPECIALTY RETAIL (0.9%)
   Lowe's Cos., Inc.                                                          60,300          1,692,018
                                                                                       ----------------
   TEXTILES, APPAREL & LUXURY GOODS (1.1%)
   Coach, Inc.                                    (a)                         59,100          2,033,040
                                                                                       ----------------
   TRADING COMPANIES & DISTRIBUTORS (2.4%)
   Fastenal Co.                                   (b)                         66,600          2,568,762
   WESCO International, Inc.                      (a)                         35,100          2,036,853
                                                                                       ----------------
                                                                                              4,605,615
                                                                                       ----------------
   WIRELESS TELECOMMUNICATION SERVICES (4.4%)
   America Movil S.A. de C.V. Class L, ADR        (c)                        127,600          5,023,612
   NII Holdings, Inc.                             (a)                         54,100          3,362,856
                                                                                       ----------------
                                                                                              8,386,468
                                                                                       ----------------
   Total Common Stocks
      (Cost $169,624,296)                                                                   186,001,148
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (2.6%)

   COMMERCIAL PAPER (0.5%)
   Barton Capital LLC
      5.267%, due 10/5/06                         (d)               $        108,219            108,219
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (d)                         69,300             69,300
   Charta LLC
      5.289%, due 10/6/06                         (d)                        142,972            142,972
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (d)                        106,635            106,635
      5.303%, due 11/14/06                        (d)                         72,146             72,146
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (d)                        106,635            106,635
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (d)                        180,364            180,364
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (d)                        107,270            107,270
                                                                                       ----------------
   Total Commercial Paper
      (Cost $893,541)                                                                           893,541
                                                                                       ----------------

                                                                        SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.1%)
   BGI Institutional Money Market Fund            (d)                        276,338            276,338
                                                                                       ----------------
   Total Investment Company
      (Cost $276,338)                                                                           276,338
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.1%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $143,268
      (Collateralized by various bonds
      with a Principal Amount of
      $140,289 and a Market Value
      of $146,123)                                (d)               $        143,203            143,203
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $143,203)                                                                           143,203
                                                                                       ----------------
   TIME DEPOSITS (1.9%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (d) (e)                    288,582            288,582
   Bank of Montreal
      5.28%, due 11/27/06                         (d)                        288,582            288,582
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (d)                        288,582            288,582
   Barclays
      5.30%, due 10/20/06                         (d)                        288,582            288,582
   BNP Paribas
      5.27%, due 10/25/06                         (d)                        252,510            252,510
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (d)                        288,582            288,582
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (d)                        252,510            252,510
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (d)                        266,939            266,939
   Royal Bank of Canada
      5.30%, due 12/22/06                         (d)                        288,582            288,582
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (d)                        288,582            288,582
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (d)                        288,582            288,582
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (d)                        288,582            288,582
   UBS AG
      5.28%, due 10/16/06                         (d)                        288,582            288,582
                                                                                       ----------------
   Total Time Deposits
      (Cost $3,657,779)                                                                       3,657,779
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $4,970,861)                                                                       4,970,861
                                                                                       ----------------
   Total Investments
      (Cost $174,595,157)                         (f)                          100.3%       190,972,009(g)
   Liabilities in Excess of Cash and Other
      Assets                                                                    (0.3)          (570,179)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    190,401,830
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(f)  The cost for federal income tax purposes is $174,959,142.

(g) At September 30, 2006, net unrealized appreciation was $16,012,867 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $18,307,955 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,295,088.

MAINSTAY VP MID CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (99.5%)                          +

   AEROSPACE & DEFENSE (0.1%)
   Rockwell Collins, Inc.                                                      3,471   $        190,350
                                                                                       ----------------
   AIR FREIGHT & LOGISTICS (0.3%)
   C.H. Robinson Worldwide, Inc.                                              10,052            448,118
   Expeditors International of Washington, Inc.                                9,318            415,396
                                                                                       ----------------
                                                                                                863,514
                                                                                       ----------------
   AIRLINES (1.9%)
   AMR Corp.                                      (a)                         50,761          1,174,610
   Continental Airlines, Inc. Class B             (a)                         27,723            784,838
   Southwest Airlines Co.                                                    170,413          2,839,081
   UAL Corp.                                      (a)                         23,717            630,161
   US Airways Group, Inc.                         (a)                         10,885            482,532
                                                                                       ----------------
                                                                                              5,911,222
                                                                                       ----------------
   AUTO COMPONENTS (0.4%)
   Autoliv, Inc.                                                              23,590          1,300,045
                                                                                       ----------------
   AUTOMOBILES (1.4%)
   Ford Motor Co.                                                             93,394            755,557
&  Harley-Davidson, Inc.                                                      54,893          3,444,536
   Thor Industries, Inc.                          (b)                          3,695            152,123
                                                                                       ----------------
                                                                                              4,352,216
                                                                                       ----------------
   BEVERAGES (0.8%)
   Coca-Cola Enterprises, Inc.                                                17,665            367,962
   Molson Coors Brewing Co. Class B                                            7,511            517,508
   Pepsi Bottling Group, Inc. (The)                                           43,435          1,541,942
                                                                                       ----------------
                                                                                              2,427,412
                                                                                       ----------------
   BIOTECHNOLOGY (0.1%)
   ImClone Systems, Inc.                          (a) (b)                      7,757            219,678
                                                                                       ----------------
   BUILDING PRODUCTS (1.3%)
   American Standard Cos., Inc.                                               18,491            776,067
   Masco Corp.                                                               101,580          2,785,324
   USG Corp.                                      (a) (b)                      6,188            291,084
                                                                                       ----------------
                                                                                              3,852,475
                                                                                       ----------------
   CAPITAL MARKETS (3.8%)
   Affiliated Managers Group, Inc.                (a) (b)                      8,077            808,588
   Ameriprise Financial, Inc.                                                 60,120          2,819,628
   BlackRock, Inc. Class A                        (b)                          6,252            931,548
   Investment Technology Group, Inc.              (a)                          4,494            201,106
   Janus Capital Group, Inc.                                                  25,150            495,958
   Jefferies Group, Inc.                                                      12,300            350,550
&  Northern Trust Corp.                                                       51,517          3,010,138
   Raymond James Financial, Inc.                                              28,606            836,439

   SEI Investments Co.                                                         8,336            468,400
   T. Rowe Price Group, Inc.                                                  26,298          1,258,359
   TD Ameritrade Holding Corp.                                                16,773            316,171
                                                                                       ----------------
                                                                                             11,496,885
                                                                                       ----------------
   CHEMICALS (2.7%)
   Airgas, Inc.                                                                7,022            253,986
   Albemarle Corp.                                                            12,396            673,475
   Celanese Corp. Class A                                                     24,009            429,761
   Cytec Industries, Inc.                                                      4,284            238,148
   Eastman Chemical Co.                                                       25,796          1,393,500
   Huntsman Corp.                                 (a)                          6,743            122,723
   Lyondell Chemical Co.                                                      57,567          1,460,475
   PPG Industries, Inc.                                                       28,931          1,940,691
   Rohm & Haas Co.                                                            25,992          1,230,721
   Valhi, Inc.                                                                 1,429             33,224
   Valspar Corp.                                                              12,708            338,033
   Westlake Chemical Corp.                                                     4,306            137,835
                                                                                       ----------------
                                                                                              8,252,572
                                                                                       ----------------
   COMMERCIAL BANKS (3.3%)
   AmSouth Bancorp.                                                           95,989          2,787,521
   BancorpSouth, Inc.                                                         18,767            520,972
   Bank of Hawaii Corp.                                                        1,271             61,211
   Comerica, Inc.                                                             13,435            764,720
   Commerce Bancshares, Inc.                                                  12,417            627,928
   First Citizens BancShares, Inc. Class A                                       973            185,940
   First Horizon National Corp.                                               32,248          1,225,746
   North Fork Bancorp., Inc.                                                  77,642          2,223,667
   UnionBanCal Corp.                                                          16,891          1,028,662
   Whitney Holding Corp.                                                      20,745            742,049
                                                                                       ----------------
                                                                                             10,168,416
                                                                                       ----------------
   COMMERCIAL SERVICES & SUPPLIES (2.0%)
   Allied Waste Industries, Inc.                  (a)                         20,804            234,461
   Aramark Corp. Class B                                                      37,381          1,228,340
   Corporate Executive Board Co. (The)                                         3,710            333,566
   Corrections Corp. of America                   (a)                         18,978            820,798
   Covanta Holding Corp.                          (a)                         24,126            519,433
   Dun & Bradstreet Corp. (The)                   (a)                          9,931            744,726
   Equifax, Inc.                                                               6,432            236,119
   Manpower, Inc.                                                             18,478          1,132,147
   Republic Services, Inc.                                                    10,903            438,410
   Steelcase, Inc. Class A                                                    24,366            382,303
   West Corp.                                     (a)                          2,680            129,444
                                                                                       ----------------
                                                                                              6,199,747
                                                                                       ----------------
   COMMUNICATIONS EQUIPMENT (0.7%)
   Avaya, Inc.                                    (a)                        145,704          1,666,854
   Tellabs, Inc.                                  (a)                         50,470            553,151
                                                                                       ----------------
                                                                                              2,220,005
                                                                                       ----------------
   COMPUTERS & PERIPHERALS (1.2%)
   Lexmark International, Inc. Class A            (a) (b)                     30,485          1,757,765
   NCR Corp.                                      (a)                         29,442          1,162,370
   QLogic Corp.                                   (a)                         13,941            263,485
   SanDisk Corp.                                  (a)                            917             49,096
   Western Digital Corp.                          (a)                         18,682            338,144
                                                                                       ----------------
                                                                                              3,570,860
                                                                                       ----------------

   CONSTRUCTION & ENGINEERING (0.3%)
   Fluor Corp.                                                                 1,306            100,418
   Jacobs Engineering Group, Inc.                 (a)                          6,574            491,275
   Quanta Services, Inc.                          (a)                          8,154            137,476
   URS Corp.                                      (a)                          1,279             49,740
                                                                                       ----------------
                                                                                                778,909
                                                                                       ----------------
   CONSTRUCTION MATERIALS (0.0%)                  ++
   Eagle Materials, Inc.                                                       2,519             84,840
                                                                                       ----------------
   CONSUMER FINANCE (0.4%)
   AmeriCredit Corp.                              (a) (b)                     41,136          1,027,989
   First Marblehead Corp. (The)                   (b)                          4,186            289,922
                                                                                       ----------------
                                                                                              1,317,911
                                                                                       ----------------
   CONTAINERS & PACKAGING (0.5%)
   Pactiv Corp.                                   (a)                         29,270            831,853
   Temple-Inland, Inc.                                                        17,876            716,828
                                                                                       ----------------
                                                                                              1,548,681
                                                                                       ----------------
   DIVERSIFIED CONSUMER SERVICES (0.5%)
   Apollo Group, Inc. Class A                     (a)                         11,822            582,115
   Career Education Corp.                         (a)                         12,605            283,612
   ITT Educational Services, Inc.                 (a)                          3,455            229,066
   Service Corp. International                                                 7,909             73,870
   ServiceMaster Co. (The)                                                    21,745            243,761
                                                                                       ----------------
                                                                                              1,412,424
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (0.2%)
   IntercontinentalExchange, Inc.                 (a)                          1,098             82,427
   Leucadia National Corp.                                                    16,949            443,555
                                                                                       ----------------
                                                                                                525,982
                                                                                       ----------------
   DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
   CenturyTel, Inc.                                                           36,656          1,454,144
   Citizens Communications Co.                                               102,554          1,439,858
   Embarq Corp.                                                               46,990          2,272,906
&  Qwest Communications International, Inc.       (a) (b)                    354,871          3,094,475
                                                                                       ----------------
                                                                                              8,261,383
                                                                                       ----------------
   ELECTRIC UTILITIES (1.5%)
   Allegheny Energy, Inc.                         (a)                         12,919            518,956
   Entergy Corp.                                                              33,105          2,589,804
   Great Plains Energy, Inc.                                                   5,931            183,980
   Pepco Holdings, Inc.                                                       53,781          1,299,887
                                                                                       ----------------
                                                                                              4,592,627
                                                                                       ----------------
   ELECTRICAL EQUIPMENT (0.3%)
   Roper Industries, Inc.                                                     14,048            628,508
   Thomas & Betts Corp.                           (a)                          8,399            400,716
                                                                                       ----------------
                                                                                              1,029,224
                                                                                       ----------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
   Amphenol Corp. Class A                                                      5,187            321,231
   AVX Corp.                                                                  13,373            236,568
   Dolby Laboratories, Inc. Class A               (a)                         11,049            219,323
   Mettler-Toledo International, Inc.             (a)                          9,810            648,931

   Molex, Inc.                                                                33,779          1,316,368
   Solectron Corp.                                (a)                         56,157            183,072
   Symbol Technologies, Inc.                                                   4,722             70,169
   Tech Data Corp.                                (a)                         17,573            641,942
   Trimble Navigation, Ltd.                       (a)                          7,485            352,394
   Vishay Intertechnology, Inc.                   (a)                         17,497            245,658
                                                                                       ----------------
                                                                                              4,235,656
                                                                                       ----------------
   ENERGY EQUIPMENT & SERVICES (0.7%)
   Cameron International Corp.                    (a)                          3,109            150,196
   Dresser-Rand Group, Inc.                       (a)                          1,395             28,458
   Helmerich & Payne, Inc.                                                     1,568             36,111
   Oceaneering International, Inc.                (a)                          2,899             89,289
   SEACOR Holdings, Inc.                          (a)                          4,786            394,845
   Superior Energy Services, Inc.                 (a)                         12,920            339,279
   Tidewater, Inc.                                                            14,320            632,801
   Todco                                          (a) (b)                     14,628            506,129
                                                                                       ----------------
                                                                                              2,177,108
                                                                                       ----------------
   FOOD & STAPLES RETAILING (0.8%)
   Kroger Co. (The)                                                           34,765            804,462
   Safeway, Inc.                                                              24,443            741,845
   SUPERVALU, Inc.                                                            26,306            779,973
                                                                                       ----------------
                                                                                              2,326,280
                                                                                       ----------------
   FOOD PRODUCTS (2.4%)
   Campbell Soup Co.                              (b)                         54,346          1,983,629
   ConAgra Foods, Inc.                                                        29,281            716,799
   Corn Products International, Inc.                                          19,687            640,615
   Del Monte Foods Co.                                                        26,532            277,259
   H.J. Heinz Co.                                                             61,204          2,566,284
   Hormel Foods Corp.                                                         13,282            477,886
   J.M. Smucker Co. (The)                                                      4,351            208,630
   McCormick & Co., Inc.                                                      10,474            397,803
                                                                                       ----------------
                                                                                              7,268,905
                                                                                       ----------------
   GAS UTILITIES (0.5%)
   National Fuel Gas Co.                                                      21,640            786,614
   ONEOK, Inc.                                                                 6,323            238,946
   UGI Corp.                                                                  14,432            352,862
                                                                                       ----------------
                                                                                              1,378,422
                                                                                       ----------------
   HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
   Dade Behring Holdings, Inc.                                                 5,892            236,623
   IDEXX Laboratories, Inc.                       (a)                          3,691            336,398
                                                                                       ----------------
                                                                                                573,021
                                                                                       ----------------
   HEALTH CARE PROVIDERS & SERVICES (5.2%)
   AmerisourceBergen Corp.                                                    61,107          2,762,036
   Coventry Health Care, Inc.                     (a)                         47,995          2,472,702
   Express Scripts, Inc.                          (a)                          4,116            310,717
&  Humana, Inc.                                   (a)                         45,748          3,023,485
   Laboratory Corp. of America Holdings           (a)                         38,919          2,551,919
   Lincare Holdings, Inc.                         (a)                          7,153            247,780
   Manor Care, Inc.                                                           24,528          1,282,324
   Pediatrix Medical Group, Inc.                  (a)                          2,428            110,717
   Quest Diagnostics, Inc.                                                    27,219          1,664,714
   Sierra Health Services, Inc.                   (a)                         17,676            668,860
   Universal Health Services, Inc. Class B                                     2,291            137,300

   WellCare Health Plans, Inc.                    (a)                         10,314            584,082
                                                                                       ----------------
                                                                                             15,816,636
                                                                                       ----------------
   HEALTH CARE TECHNOLOGY (0.3%)
   Emdeon Corp.                                   (a)                         72,902            853,682
   WebMD Health Corp. Class A                     (a) (b)                      2,217             76,132
                                                                                       ----------------
                                                                                                929,814
                                                                                       ----------------
   HOTELS, RESTAURANTS & LEISURE (1.5%)
   Brinker International, Inc.                                                10,588            424,473
   Choice Hotels International, Inc.                                           5,432            222,169
   Darden Restaurants, Inc.                                                   46,774          1,986,492
   International Game Technology                                              26,720          1,108,880
   Starwood Hotels & Resorts Worldwide, Inc.                                  16,371            936,257
                                                                                       ----------------
                                                                                              4,678,271
                                                                                       ----------------
   HOUSEHOLD DURABLES (0.6%)
   Leggett & Platt, Inc.                                                      30,417            761,337
   NVR, Inc.                                      (a)                            677            362,195
   Snap-on, Inc.                                                              18,332            816,691
                                                                                       ----------------
                                                                                              1,940,223
                                                                                       ----------------
   HOUSEHOLD PRODUCTS (0.4%)
   Energizer Holdings, Inc.                       (a)                         16,071          1,156,951
                                                                                       ----------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
   (1.8%)
&  AES Corp. (The)                                (a)                        149,586          3,050,059
   Mirant Corp.                                   (a)                         93,238          2,546,330
                                                                                       ----------------
                                                                                              5,596,389
                                                                                       ----------------
   INDUSTRIAL CONGLOMERATES (0.4%)
   Carlisle Cos., Inc.                                                         5,627            473,231
   Teleflex, Inc.                                                              6,204            345,191
   Textron, Inc.                                                               5,692            498,050
                                                                                       ----------------
                                                                                              1,316,472
                                                                                       ----------------
   INSURANCE (7.4%)
   Alleghany Corp.                                (a)                          1,532            442,763
   Ambac Financial Group, Inc.                                                28,513          2,359,451
   American Financial Group, Inc.                                             17,949            842,347
   AmerUs Group Co.                                                            2,052            139,557
   Aon Corp.                                                                  81,201          2,750,278
   Assurant, Inc.                                 (b)                         40,699          2,173,734
   Brown & Brown, Inc.                                                         8,442            257,988
   CNA Financial Corp.                            (a)                          7,282            262,298
   Conseco, Inc.                                  (a)                         47,800          1,003,322
   Fidelity National Financial, Inc.                                             967             40,276
   Fidelity National Title Group, Inc. Class A    (b)                          5,742            120,352
   First American Corp.                                                       15,986            676,847
   Hanover Insurance Group, Inc. (The)                                         2,542            113,449
   HCC Insurance Holdings, Inc.                                               35,092          1,153,825
   Markel Corp.                                   (a)                          3,051          1,252,924
   Nationwide Financial Services, Inc. Class A                                15,444            742,856
   Old Republic International Corp.                                           67,838          1,502,612
   Philadelphia Consolidated Holding Corp.        (a)                         17,361            690,621
   Protective Life Corp.                                                      16,889            772,672
   Reinsurance Group of America, Inc.                                          3,743            194,374
   SAFECO Corp.                                                               18,329          1,080,128
   StanCorp Financial Group, Inc.                                              4,931            220,071

   Torchmark Corp.                                                            17,929          1,131,499
   Transatlantic Holdings, Inc.                                                5,465            330,141
   Unitrin, Inc.                                                               3,552            156,892
   UnumProvident Corp.                                                        13,450            260,795
   W.R. Berkley Corp.                             (b)                         50,926          1,802,271
                                                                                       ----------------
                                                                                             22,474,343
                                                                                       ----------------
   INTERNET & CATALOG RETAIL (0.3%)
   Expedia, Inc.                                  (a)                         16,223            254,377
   Liberty Media Holding Corp. Interactive
      Class A                                     (a)                         36,569            745,276
                                                                                       ----------------
                                                                                                999,653
                                                                                       ----------------
   INTERNET SOFTWARE & SERVICES (0.2%)
   VeriSign, Inc.                                 (a)                         25,470            514,494
                                                                                       ----------------
   IT SERVICES (3.4%)
   Acxiom Corp.                                                               17,467            430,736
   Ceridian Corp.                                 (a)                         30,316            677,866
   Computer Sciences Corp.                        (a)                         50,134          2,462,582
   Convergys Corp.                                (a)                         44,284            914,465
&  Electronic Data Systems Corp.                                             122,149          2,995,093
   Global Payments, Inc.                                                       3,906            171,903
   Hewitt Associates, Inc. Class A                (a)                         12,040            292,090
   Mastercard, Inc. Class A                       (a) (b)                     19,430          1,366,900
   MoneyGram International, Inc.                                              13,008            378,012
   Sabre Holdings Corp. Class A                                                9,919            232,005
   Total System Services, Inc.                                                 7,958            181,681
   Unisys Corp.                                   (a)                         35,588            201,428
   VeriFone Holdings, Inc.                        (a)                          2,088             59,612
                                                                                       ----------------
                                                                                             10,364,373
                                                                                       ----------------
   LEISURE EQUIPMENT & PRODUCTS (1.1%)
   Eastman Kodak Co.                              (b)                         62,307          1,395,677
   Hasbro, Inc.                                                               17,916            407,589
   Mattel, Inc.                                                               82,483          1,624,915
                                                                                       ----------------
                                                                                              3,428,181
                                                                                       ----------------
   LIFE SCIENCES TOOLS & SERVICES (1.1%)
   Applera Corp.-Applied Biosystems Group                                     58,388          1,933,227
   Fisher Scientific International, Inc.          (a)                         12,591            985,120
   Waters Corp.                                   (a)                          7,729            349,969
                                                                                       ----------------
                                                                                              3,268,316
                                                                                       ----------------
   MACHINERY (4.5%)
   AGCO Corp.                                     (a)                         28,554            723,844
   Crane Co.                                                                  16,756            700,401
   Cummins, Inc.                                  (b)                         15,110          1,801,565
   Dover Corp.                                                                21,269          1,009,001
   Eaton Corp.                                                                23,874          1,643,725
   Flowserve Corp.                                (a)                          9,148            462,797
   Gardner Denver, Inc.                           (a)                          1,559             51,572
   Graco, Inc.                                                                 7,651            298,848
   Joy Global, Inc.                                                           18,369            690,858
   Lincoln Electric Holdings, Inc.                                            10,055            547,495
   Manitowoc Co., Inc. (The)                                                  19,332            865,880
   Parker Hannifin Corp.                                                      35,190          2,735,319
   Terex Corp.                                    (a)                         31,677          1,432,434
   Toro Co. (The)                                                             13,459            567,566
                                                                                       ----------------
                                                                                             13,531,305
                                                                                       ----------------

   MEDIA (3.4%)
   Cablevision Systems Corp. New York
   Group Class A                                                              45,838          1,040,981
   Clear Channel Outdoor Holdings, Inc. Class A   (a)                         11,162            227,705
   DreamWorks Animation SKG, Inc. Class A         (a) (b)                     10,403            259,139
   EchoStar Communications Corp. Class A          (a)                         64,905          2,124,990
   Harte-Hanks, Inc.                                                           4,172            109,932
   Hearst-Argyle Television, Inc.                                              1,978             45,395
   John Wiley & Sons, Inc. Class A                                            13,978            503,348
   Liberty Global, Inc. Class A                   (a)                         68,039          1,751,324
   Liberty Media Holding Corp. Capital Class A    (a)                         34,251          2,862,356
   Regal Entertainment Group Class A              (b)                         19,898            394,378
   Univision Communications, Inc. Class A         (a) (b)                     11,377            390,686
   Warner Music Group Corp.                                                   22,218            576,557
                                                                                       ----------------
                                                                                             10,286,791
                                                                                       ----------------
   METALS & MINING (2.7%)
   Allegheny Technologies, Inc.                   (b)                         10,411            647,460
   Carpenter Technology Corp.                                                  8,030            863,305
   Commercial Metals Co.                                                      24,844            505,079
   Freeport-McMoRan Copper & Gold, Inc. Class B                               51,491          2,742,411
   Reliance Steel & Aluminum Co.                                               9,763            313,783
   Southern Copper Corp.                          (b)                          2,149            198,782
   Steel Dynamics, Inc.                                                       15,379            775,871
   United States Steel Corp.                                                  35,419          2,042,968
                                                                                       ----------------
                                                                                              8,089,659
                                                                                       ----------------
   MULTILINE RETAIL (2.1%)
   Dillard's, Inc. Class A                                                    16,595            543,154
   Dollar Tree Stores, Inc.                       (a) (b)                     33,325          1,031,742
   Family Dollar Stores, Inc.                                                    985             28,801
&  J.C. Penney Co., Inc.                                                      47,821          3,270,478
   Nordstrom, Inc.                                                            33,869          1,432,659
                                                                                       ----------------
                                                                                              6,306,834
                                                                                       ----------------
   MULTI-UTILITIES (1.2%)
   Alliant Energy Corp.                                                       22,411            800,745
   KeySpan Corp.                                                              13,959            574,273
   MDU Resources Group, Inc.                                                  13,259            296,206
   OGE Energy Corp.                                                           28,653          1,034,660
   PG&E Corp.                                                                 12,949            539,326
   Xcel Energy, Inc.                                                          21,825            450,686
                                                                                       ----------------
                                                                                              3,695,896
                                                                                       ----------------
   OIL, GAS & CONSUMABLE FUELS (2.6%)
   Forest Oil Corp.                               (a)                          1,183             37,371
   Foundation Coal Holdings, Inc.                                              2,634             85,263
   Frontier Oil Corp.                                                         35,753            950,315
   Holly Corp.                                                                 6,575            284,895
   Kinder Morgan, Inc.                                                         4,097            429,570
   Noble Energy, Inc.                                                         34,124          1,555,713
   Overseas Shipholding Group, Inc.                                            9,425            582,182
   Plains Exploration & Production Co.            (a) (b)                     12,097            519,082
   St. Mary Land & Exploration Co.                (b)                          7,041            258,475
   Sunoco, Inc.                                                               30,977          1,926,460
   Tesoro Corp.                                                               21,647          1,255,093
   W&T Offshore, Inc.                                                          2,640             77,114
                                                                                       ----------------
                                                                                              7,961,533
                                                                                       ----------------

   PAPER & FOREST PRODUCTS (0.1%)
   Louisiana-Pacific Corp.                        (b)                         14,249            267,454
                                                                                       ----------------
   PERSONAL PRODUCTS (0.6%)
   Avon Products, Inc.                                                        58,406          1,790,728
                                                                                       ----------------
   PHARMACEUTICALS (1.6%)
   Endo Pharmaceuticals Holdings, Inc.            (a)                         41,995          1,366,937
   Forest Laboratories, Inc.                      (a)                         16,154            817,554
   King Pharmaceuticals, Inc.                     (a)                         57,291            975,666
   KOS Pharmaceuticals, Inc.                      (a)                          2,838            140,254
   Mylan Laboratories, Inc.                       (b)                         66,347          1,335,565
   Watson Pharmaceuticals, Inc.                   (a)                          7,637            199,860
                                                                                       ----------------
                                                                                              4,835,836
                                                                                       ----------------
   REAL ESTATE INVESTMENT TRUSTS (6.1%)
   Apartment Investment & Management Co.
   Class A                                        (b)                         21,463          1,167,802
   Avalonbay Communities, Inc.                    (b)                         17,305          2,083,522
   Boston Properties, Inc.                        (b)                         12,336          1,274,802
   BRE Properties, Inc. Class A                                                9,588            572,691
   Camden Property Trust                                                       3,037            230,842
   Developers Diversified Realty Corp.            (b)                          5,899            328,928
   Equity Office Properties Trust                                             61,467          2,443,928
   Essex Property Trust, Inc.                                                  7,222            876,751
   Host Hotels & Resorts, Inc.                                                98,909          2,267,983
   iStar Financial, Inc.                                                       8,962            373,715
   Mack-Cali Realty Corp.                                                      9,585            496,503
   New Century Financial Corp.                    (b)                         11,000            432,410
   New Plan Excel Realty Trust                    (b)                         15,642            423,116
   Pan Pacific Retail Properties, Inc.                                         2,160            149,947
   Public Storage, Inc.                                                       21,133          1,817,227
   Rayonier, Inc.                                                              4,868            184,010
   SL Green Realty Corp.                          (b)                         13,823          1,544,029
   Taubman Centers, Inc.                                                       5,691            252,794
   Trizec Properties, Inc.                                                     7,940            229,545
   United Dominion Realty Trust, Inc.                                         18,384            555,197
   Ventas, Inc.                                                                8,215            316,606
   Vornado Realty Trust                                                        5,121            558,189
                                                                                       ----------------
                                                                                             18,580,537
                                                                                       ----------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
   CB Richard Ellis Group, Inc. Class A           (a)                         58,376          1,436,050
   Jones Lang LaSalle, Inc.                                                    4,614            394,405
                                                                                       ----------------
                                                                                              1,830,455
                                                                                       ----------------
   ROAD & RAIL (0.9%)
   Con-way, Inc.                                                               2,783            124,734
   CSX Corp.                                                                  48,466          1,591,139
   J.B. Hunt Transport Services, Inc.                                          1,515             31,467
   Laidlaw International, Inc.                                                24,811            678,085
   Ryder System, Inc.                                                          3,287            169,872
   Swift Transportation Co., Inc.                 (a)                          8,648            205,131
                                                                                       ----------------
                                                                                              2,800,428
                                                                                       ----------------
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (5.0%)
   Altera Corp.                                   (a)                         68,483          1,258,718
   Analog Devices, Inc.                                                       24,615            723,435

   Atmel Corp.                                    (a)                        135,264            816,995
&  Freescale Semiconductor, Inc. Class B          (a)                         95,208          3,618,856
   Lam Research Corp.                             (a) (b)                     22,747          1,031,121
   LSI Logic Corp.                                (a) (b)                     18,997            156,155
   MEMC Electronic Materials, Inc.                (a)                         15,502            567,838
&  Micron Technology, Inc.                        (a)                        174,026          3,028,052
   National Semiconductor Corp.                                               96,384          2,267,916
   Novellus Systems, Inc.                         (a)                         17,427            482,031
   NVIDIA Corp.                                   (a)                         36,866          1,090,865
                                                                                       ----------------
                                                                                             15,041,982
                                                                                       ----------------
   SOFTWARE (3.3%)
   BEA Systems, Inc.                              (a) (b)                    122,932          1,868,566
   BMC Software, Inc.                             (a)                         67,162          1,828,150
   CA, Inc.                                                                   28,388            672,512
   Cadence Design Systems, Inc.                   (a)                         61,065          1,035,662
   Citrix Systems, Inc.                           (a)                         15,328            555,027
   Compuware Corp.                                (a)                         47,790            372,284
   Intuit, Inc.                                   (a)                         89,688          2,878,088
   McAfee, Inc.                                   (a)                         26,472            647,505
   Reynolds & Reynolds Co. (The) Class A                                       7,391            292,018
                                                                                       ----------------
                                                                                             10,149,812
                                                                                       ----------------
   SPECIALTY RETAIL (5.0%)
   Abercrombie & Fitch Co. Class A                                             6,573            456,692
   American Eagle Outfitters, Inc.                (b                          33,178          1,454,192
   AnnTaylor Stores Corp.                         (a) (b)                     22,902            958,678
   AutoNation, Inc.                               (a)                         29,597            618,577
   Barnes & Noble, Inc.                                                       16,408            622,520
   Circuit City Stores, Inc.                                                  18,444            463,129
   Claire's Stores, Inc.                                                      31,249            911,221
   Limited Brands, Inc.                                                       52,811          1,398,963
   Michaels Stores, Inc.                                                      21,171            921,785
&  Office Depot, Inc.                             (a)                         73,035          2,899,489
   OfficeMax, Inc.                                                            22,452            914,694
   Ross Stores, Inc.                                                           2,763             70,208
   Sherwin-Williams Co. (The)                                                 35,638          1,987,888
   TJX Cos., Inc. (The)                                                       52,322          1,466,586
                                                                                       ----------------
                                                                                             15,144,622
                                                                                       ----------------
   TEXTILES, APPAREL & LUXURY GOODS (1.0%)
   Hanesbrands, Inc.                              (a)                          7,110            160,046
   Jones Apparel Group, Inc.                                                  35,532          1,152,658
   Liz Claiborne, Inc.                                                         7,805            308,376
   VF Corp.                                                                   18,588          1,355,995
                                                                                       ----------------
                                                                                              2,977,075
                                                                                       ----------------
   THRIFTS & MORTGAGE FINANCE (0.9%)
   MGIC Investment Corp.                                                       4,377            262,489
   People's Bank                                                               4,611            182,642
   PMI Group, Inc. (The)                          (b)                         18,568            813,464
   Radian Group, Inc.                                                         25,995          1,559,700
                                                                                       ----------------
                                                                                              2,818,295
                                                                                       ----------------
   TOBACCO (1.1%)
   Loews Corp.- Carolina Group                                                29,429          1,630,072
   UST, Inc.                                                                  33,271          1,824,249
                                                                                       ----------------
                                                                                              3,454,321
                                                                                       ----------------

   TRADING COMPANIES & DISTRIBUTORS (0.4%)
   United Rentals, Inc.                           (a)                         10,467            243,358
   WESCO International, Inc.                      (a)                         15,262            885,654
                                                                                       ----------------
                                                                                              1,129,012
                                                                                       ----------------
   WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   Leap Wireless International, Inc.              (a)                          7,101            344,327
   Telephone & Data Systems, Inc.                                              8,143            342,820
   United States Cellular Corp.                   (a)                            910             54,327
                                                                                       ----------------
                                                                                                741,474
                                                                                       ----------------
   Total Common Stocks
      (Cost $274,741,811)                                                                   302,454,935
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANIES (0.3%)

   S&P 500 Index - SPDR Trust Series 1            (b) (c)                      3,220            429,967
   S&P MidCap 400 Index - MidCap SPDR Trust
      Series 1                                    (b) (c)                      4,100            564,939
                                                                                       ----------------
   Total Investment Companies
      (Cost $976,618)                                                                           994,906
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (9.0%)

   COMMERCIAL PAPER (1.6%)
   Barton Capital LLC
      5.267%, due 10/5/06                         (d)               $        597,456            597,456
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (d)                        382,591            382,591
   Charta LLC
      5.289%, due 10/6/06                         (d)                        789,320            789,320
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (d)                        588,710            588,710
      5.303%, due 11/14/06                        (d)                        398,304            398,304
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (d)                        588,710            588,710
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (d)                        995,760            995,760
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (d)                        592,218            592,218
                                                                                       ----------------
   Total Commercial Paper
      (Cost $4,933,069)                                                                       4,933,069
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.5%)
   BGI Institutional Money Market Fund            (d)                      1,525,615          1,525,615
                                                                                       ----------------
   Total Investment Company
      (Cost $1,525,615)                                                                       1,525,615
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.3%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $790,961
      (Collateralized by various bonds
      with a Principal Amount of
      $774,512 and a Market Value
      of $806,722)                                (d)               $        790,600            790,600
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $790,600)                                                                           790,600
                                                                                       ----------------
   TIME DEPOSITS (6.6%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (d) (e)                  1,593,215          1,593,215
   Bank of Montreal
      5.28%, due 11/27/06                         (d)                      1,593,215          1,593,215
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (d)                      1,593,215          1,593,215
   Barclays
      5.30%, due 10/20/06                         (d)                      1,593,215          1,593,215
   BNP Paribas
      5.27%, due 10/25/06                         (d)                      1,394,064          1,394,064
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (d)                      1,593,215          1,593,215
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (d)                      1,394,064          1,394,064
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (d)                      1,473,724          1,473,724
   Royal Bank of Canada
      5.30%, due 12/22/06                         (d)                      1,593,215          1,593,215
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (d)                      1,593,215          1,593,215
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (d)                      1,593,215          1,593,215
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (d)                      1,593,215          1,593,215
   UBS AG
      5.28%, due 10/16/06                         (d)                      1,593,215          1,593,215
                                                                                       ----------------
   Total Time Deposits
      (Cost $20,194,002)                                                                     20,194,002
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $27,443,286)                                                                     27,443,286
                                                                                       ----------------
   Total Investments
      (Cost $303,161,715)                         (f)                          108.8%       330,893,127(g)
   Liabilities in Excess of
      Cash and Other Assets                                                     (8.8)       (26,749,736)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    304,143,391
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(f)  The cost for federal income tax purposes is $303,470,190.

(g) At September 30, 2006 net unrealized appreciation was $27,422,937, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $31,517,717 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,094,780.

MAINSTAY VP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (95.2%)                          +
   AEROSPACE & DEFENSE (3.5%)
&  Alliant Techsystems, Inc.                      (a) (b)                     83,400   $      6,760,404
   L-3 Communications Holdings, Inc.                                          59,900          4,691,967
                                                                                       ----------------
                                                                                             11,452,371
                                                                                       ----------------
   BIOTECHNOLOGY (2.5%)
   Cephalon, Inc.                                 (a) (b)                     56,600          3,495,050
   MannKind Corp.                                 (a) (b)                    252,600          4,799,400
                                                                                       ----------------
                                                                                              8,294,450
                                                                                       ----------------
   BUILDING PRODUCTS (0.7%)
   Lennox International, Inc.                                                106,700          2,443,430
                                                                                       ----------------
   CAPITAL MARKETS (2.3%)
&  Affiliated Managers Group, Inc.                (a) (b)                     74,550          7,463,201
                                                                                       ----------------
   CHEMICALS (1.5%)
   Scotts Miracle-Gro Co. (The) Class A                                      112,600          5,009,574
                                                                                       ----------------
   COMMUNICATIONS EQUIPMENT (0.7%)
   Avocent Corp.                                  (a) (b)                     72,200          2,174,664
                                                                                       ----------------
   COMPUTERS & PERIPHERALS (1.0%)
   QLogic Corp.                                   (a)                        183,900          3,475,710
                                                                                       ----------------
   CONSTRUCTION & ENGINEERING (1.5%)
   Fluor Corp.                                                                66,500          5,113,185
                                                                                       ----------------
   CONSUMER FINANCE (1.8%)
   AmeriCredit Corp.                              (a) (b)                    108,700          2,716,413
   Capital One Financial Corp.                    (b)                         42,900          3,374,514
                                                                                       ----------------
                                                                                              6,090,927
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (2.3%)
   CapitalSource, Inc.                            (b)                        109,900          2,837,618
   IntercontinentalExchange, Inc.                 (a)                         31,700          2,379,719
   Nasdaq Stock Market, Inc. (The)                (a)                         81,700          2,470,608
                                                                                       ----------------
                                                                                              7,687,945
                                                                                       ----------------
   ELECTRICAL EQUIPMENT (1.3%)
   Roper Industries, Inc.                                                     94,100          4,210,034
                                                                                       ----------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)
   Amphenol Corp. Class A                                                     82,700          5,121,611
   Avnet, Inc.                                    (a)                        131,900          2,587,878
   CDW Corp.                                                                  24,200          1,492,656
                                                                                       ----------------
                                                                                              9,202,145
                                                                                       ----------------

   ENERGY EQUIPMENT & SERVICES (4.8%)
   Atwood Oceanics, Inc.                          (a)                        126,700          5,697,699
   ENSCO International, Inc.                                                 102,300          4,483,809
   National-Oilwell Varco, Inc.                   (a)                        100,000          5,855,000
                                                                                       ----------------
                                                                                             16,036,508
                                                                                       ----------------
   HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)
   Cytyc Corp.                                    (a)                        219,600          5,375,808
   Hospira, Inc.                                  (a)                         89,700          3,432,819
   Varian Medical Systems, Inc.                   (a) (b)                     96,800          5,168,152
                                                                                       ----------------
                                                                                             13,976,779
                                                                                       ----------------
   HEALTH CARE PROVIDERS & SERVICES (11.2%)
   Caremark Rx, Inc.                              (b)                         66,200          3,751,554
&  Coventry Health Care, Inc.                     (a)                        132,650          6,834,128
   DaVita, Inc.                                   (a)                         64,000          3,703,680
   Health Net, Inc.                               (a)                        109,700          4,774,144
   Henry Schein, Inc.                             (a) (b)                    109,000          5,465,260
   Omnicare, Inc.                                 (b)                         49,500          2,132,955
   Quest Diagnostics, Inc.                                                    78,900          4,825,524
   Sierra Health Services, Inc.                   (a)                        151,200          5,721,408
                                                                                       ----------------
                                                                                             37,208,653
                                                                                       ----------------
   HOTELS, RESTAURANTS & LEISURE (3.5%)
   Boyd Gaming Corp.                              (b)                         34,000          1,306,960
   Las Vegas Sands Corp.                          (a)                         67,600          4,620,460
   Penn National Gaming, Inc.                     (a)                        152,800          5,580,256
                                                                                       ----------------
                                                                                             11,507,676
                                                                                       ----------------
   HOUSEHOLD DURABLES (4.3%)
&  Garmin, Ltd.                                   (b)                        138,800          6,770,664
   Harman International Industries, Inc.                                      42,400          3,537,856
   Stanley Works (The)                                                        75,500          3,763,675
                                                                                       ----------------
                                                                                             14,072,195
                                                                                       ----------------
   INSURANCE (2.4%)
   LandAmerica Financial Group, Inc.              (b)                         27,000          1,776,330
&  W.R. Berkley Corp.                             (b)                        171,900          6,083,541
                                                                                       ----------------
                                                                                              7,859,871
                                                                                       ----------------
   INTERNET SOFTWARE & SERVICES (3.0%)
&  Akamai Technologies, Inc.                      (a)                        126,900          6,343,731
   j2 Global Communications, Inc.                 (a) (b)                    128,300          3,485,911
                                                                                       ----------------
                                                                                              9,829,642
                                                                                       ----------------
   IT SERVICES (1.0%)
   Alliance Data Systems Corp.                    (a)                         60,700          3,350,033
                                                                                       ----------------
   LIFE SCIENCES TOOLS & SERVICES (4.4%)
   Fisher Scientific International, Inc.          (a)                         67,500          5,281,200
   Invitrogen Corp.                               (a) (b)                     53,500          3,392,435
&  Pharmaceutical Product Development, Inc.                                  168,200          6,003,058
                                                                                       ----------------
                                                                                             14,676,693
                                                                                       ----------------
   MACHINERY (4.8%)
   Joy Global, Inc.                                                           91,100          3,426,271
   Oshkosh Truck Corp.                                                       102,300          5,163,081
&  Terex Corp.                                    (a)                        162,900          7,366,338

                                                                                       ----------------
                                                                                             15,955,690
                                                                                       ----------------
   MEDIA (1.1%)
   Cablevision Systems Corp. New York Group
      Class A                                                                166,000          3,769,860
                                                                                       ----------------
   METALS & MINING (5.6%)
&  Allegheny Technologies, Inc.                   (b)                        124,100          7,717,779
   Commercial Metals Co.                                                     191,000          3,883,030
   Oregon Steel Mills, Inc.                       (a)                        108,200          5,287,734
   Steel Dynamics, Inc.                                                       30,400          1,533,680
                                                                                       ----------------
                                                                                             18,422,223
                                                                                       ----------------
   OIL, GAS & CONSUMABLE FUELS (5.8%)
   Arch Coal, Inc.                                                            35,500          1,026,305
   CONSOL Energy, Inc.                                                        56,200          1,783,226
   Holly Corp.                                                                50,500          2,188,165
   Newfield Exploration Co.                       (a)                        126,000          4,856,040
   Peabody Energy Corp.                                                       92,800          3,413,184
   Tesoro Corp.                                                              101,000          5,855,980
                                                                                       ----------------
                                                                                             19,122,900
                                                                                       ----------------
   PHARMACEUTICALS (1.8%)
   Endo Pharmaceuticals Holdings, Inc.            (a)                        178,800          5,819,940
                                                                                       ----------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   (2.5%)
   Intersil Corp. Class A                                                    132,100          3,243,055
   MEMC Electronic Materials, Inc.                (a)                         88,100          3,227,103
   Trident Microsystems, Inc.                     (a)                         72,800          1,693,328
                                                                                       ----------------
                                                                                              8,163,486
                                                                                       ----------------
   SOFTWARE (5.1%)
   Amdocs, Ltd.                                   (a)                        147,300          5,833,080
   Autodesk, Inc.                                 (a)                        108,100          3,759,718
   Citrix Systems, Inc.                           (a)                         48,900          1,770,669
   FactSet Research Systems, Inc.                                            110,900          5,386,413
                                                                                       ----------------
                                                                                             16,749,880
                                                                                       ----------------
   SPECIALTY RETAIL (3.9%)
&  American Eagle Outfitters, Inc.                (b)                        170,300          7,464,249
   Sherwin-Williams Co. (The)                                                100,000          5,578,000
                                                                                       ----------------
                                                                                             13,042,249
                                                                                       ----------------
   TEXTILES, APPAREL & LUXURY GOODS (3.0%)
   Coach, Inc.                                    (a) (b)                    165,800          5,703,520
   Phillips-Van Heusen Corp.                                                 103,800          4,335,726
                                                                                       ----------------
                                                                                             10,039,246
                                                                                       ----------------
   TRADING COMPANIES & DISTRIBUTORS (0.9%)
   WESCO International, Inc.                      (a)                         49,900          2,895,697
                                                                                       ----------------
   Total Common Stocks
      (Cost $254,548,141)                                                                   315,116,857
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (24.7%)

   COMMERCIAL PAPER (9.9%)
   AIG Funding, Inc.
      5.235%, due 10/3/06                                           $      4,485,000          4,483,043
   Bank of America Corp.
      5.22%, due 10/5/06                                                   1,685,000          1,683,779
   Barton Capital LLC
      5.267%, due 10/5/06                         (c)                      1,301,530          1,301,530
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (c)                        833,456            833,456
   Charta LLC
      5.289%, due 10/6/06                         (c)                      1,719,495          1,719,495
   Dexia Delaware LLC
      5.225%, due 10/6/06                                                  3,000,000          2,997,388
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (c)                      1,282,477          1,282,477
      5.303%, due 11/14/06                        (c)                        867,686            867,686
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (c)                      1,282,477          1,282,477
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (c)                      2,169,216          2,169,216
   Morgan Stanley
      5.25%, due 10/10/06                                                  2,690,000          2,686,077
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (c)                      1,290,119          1,290,119
   Societe Generale North America, Inc.
      5.24%, due 10/4/06                                                   3,000,000          2,998,253
   UBS Finance Delaware LLC
      5.35%, due 10/2/06                                                   7,105,000          7,102,888
                                                                                       ----------------
   Total Commercial Paper
      (Cost $32,697,884)                                                                     32,697,884
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (1.0%)
   BGI Institutional Money Market Fund            (c)                      3,323,480          3,323,480
                                                                                       ----------------
   Total Investment Company
      (Cost $3,323,480)                                                                       3,323,480
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.5%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $1,723,072
      (Collateralized by various bonds
      with a Principal Amount of
      $1,687,237 and a Market Value
      of $1,757,406)                              (c)               $      1,722,285          1,722,285
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $1,722,285)                                                                       1,722,285
                                                                                       ----------------
   TIME DEPOSITS (13.3%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (c) (d)                  3,470,744          3,470,744
   Bank of Montreal
      5.28%, due 11/27/06                         (c)                      3,470,744          3,470,744
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (c)                      3,470,744          3,470,744
   Barclays
      5.30%, due 10/20/06                         (c)                      3,470,744          3,470,744

   BNP Paribas
      5.27%, due 10/25/06                         (c)                      3,036,902          3,036,902
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (c)                      3,470,744          3,470,744
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (c)                      3,036,902          3,036,902
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (c)                      3,210,439          3,210,439
   Royal Bank of Canada
      5.30%, due 12/22/06                         (c)                      3,470,744          3,470,744
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (c)                      3,470,744          3,470,744
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (c)                      3,470,744          3,470,744
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (c)                      3,470,744          3,470,744
   UBS AG
      5.28%, due 10/16/06                         (c)                      3,470,744          3,470,744
                                                                                       ----------------
   Total Time Deposits
      (Cost $43,991,683)                                                                     43,991,683
                                                                                       ----------------

   Total Short-Term Investments
      (Cost $81,735,332)                                                                     81,735,332
                                                                                       ----------------

   Total Investments
      (Cost $336,283,473)                         (e)                          119.9%       396,852,189(f)

   Liabilities in Excess of
      Cash and Other Assets                                                   (19.9)        (65,887,133)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    330,965,056
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(e)  The cost for federal income tax purposes is $336,720,085.

(f) At September 30, 2006 net unrealized appreciation was $60,132,104, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $66,623,769 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,491,665.

MAINSTAY VP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (89.5%)                          +

   AEROSPACE & DEFENSE (1.8%)
   Raytheon Co.                                                              167,100   $      8,022,471
                                                                                       ----------------
   AUTO COMPONENTS (1.9%)
   TRW Automotive Holdings Corp.                  (a)                        365,100          8,787,957
                                                                                       ----------------
   BUILDING PRODUCTS (2.1%)
&  American Standard Cos., Inc.                   (b)                        228,100          9,573,357
                                                                                       ----------------
   CHEMICALS (3.2%)
   Arch Chemicals, Inc.                                                      172,800          4,916,160
   Chemtura Corp.                                 (b)                        698,900          6,059,463
   Olin Corp.                                                                229,275          3,521,664
                                                                                       ----------------
                                                                                             14,497,287
                                                                                       ----------------
   COMMERCIAL BANKS (7.3%)
   Compass Bancshares, Inc.                                                  117,570          6,699,139
   KeyCorp                                                                   246,800          9,240,192
&  Marshall & Ilsley Corp.                                                   199,673          9,620,245
   North Fork Bancorp., Inc.                                                 262,600          7,520,864
                                                                                       ----------------
                                                                                             33,080,440
                                                                                       ----------------
   COMMERCIAL SERVICES & SUPPLIES (2.1%)
&  Pitney Bowes, Inc.                                                        217,800          9,663,786
                                                                                       ----------------
   COMPUTERS & PERIPHERALS (1.7%)
   Emulex Corp.                                   (a)                        436,100          7,923,937
                                                                                       ----------------
   CONTAINERS & PACKAGING (3.9%)
   Ball Corp.                                                                181,500          7,341,675
   Owens-Illinois, Inc.                           (a)                        397,200          6,124,824
   Temple-Inland, Inc.                                                       106,800          4,282,680
                                                                                       ----------------
                                                                                             17,749,179
                                                                                       ----------------
   DIVERSIFIED CONSUMER SERVICES (1.8%)
   H&R Block, Inc.                                (b)                        374,800          8,148,152
                                                                                       ----------------
   DIVERSIFIED TELECOMMUNICATION SERVICES
   (0.1%)
   Windstream Corp.                                                           51,903            684,600
                                                                                       ----------------
   ELECTRIC UTILITIES (4.8%)
   Edison International                                                      173,800          7,237,032
   Entergy Corp.                                                              74,200          5,804,666
   PPL Corp.                                                                 261,600          8,606,640
                                                                                       ----------------
                                                                                             21,648,338
                                                                                       ----------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (2.6%)
&  Molex, Inc. Class A                                                       355,900         11,712,669
                                                                                       ----------------

   ENERGY EQUIPMENT & SERVICES (5.6%)
   Diamond Offshore Drilling, Inc.                (b)                         69,800          5,051,426
   ENSCO International, Inc.                                                 160,300          7,025,949
   GlobalSantaFe Corp.                                                       100,700          5,033,993
   Pride International, Inc.                      (a)                         74,100          2,031,822
   Rowan Cos., Inc.                               (b)                        193,600          6,123,568
                                                                                       ----------------
                                                                                             25,266,758
                                                                                       ----------------
   FOOD & STAPLES RETAILING (3.1%)
&  Kroger Co. (The)                                                          611,100         14,140,854
                                                                                       ----------------
   FOOD PRODUCTS (4.2%)
   Cadbury Schweppes PLC, Sponsored ADR           (c)                        218,300          9,336,691
   General Mills, Inc.                                                       161,600          9,146,560
   J.M. Smucker Co. (The)                                                     15,800            757,610
                                                                                       ----------------
                                                                                             19,240,861
                                                                                       ----------------
   HEALTH CARE PROVIDERS & SERVICES (1.1%)
   Universal Health Services, Inc. Class B                                    84,200          5,046,106
                                                                                       ----------------
   INSURANCE (8.9%)
   Aspen Insurance Holdings, Ltd.                                            340,400          8,792,532
&  Genworth Financial, Inc. Class A                                          337,800         11,826,378
   Hartford Financial Services
      Group, Inc. (The)                                                       53,300          4,623,775
   PartnerRe, Ltd.                                (b)                        118,500          8,007,045
   SAFECO Corp.                                                              123,400          7,271,962
                                                                                       ----------------
                                                                                             40,521,692
                                                                                       ----------------
   IT SERVICES (0.9%)
   Computer Sciences Corp.                        (a)                         87,200          4,283,264
                                                                                       ----------------
   LEISURE EQUIPMENT & PRODUCTS (1.1%)
   Mattel, Inc.                                                              250,800          4,940,760
                                                                                       ----------------
   MACHINERY (1.8%)
   AGCO Corp.                                     (a)                        174,700          4,428,645
   Timken Co. (The)                                                          127,500          3,796,950
                                                                                       ----------------
                                                                                              8,225,595
                                                                                       ----------------
   MEDIA (3.9%)
   Gannett Co., Inc.                                                         148,300          8,427,889
   Tribune Co.                                    (b)                        281,200          9,200,864
                                                                                       ----------------
                                                                                             17,628,753
                                                                                       ----------------
   MULTI-UTILITIES (1.3%)
   PG&E Corp.                                                                142,594          5,939,040
                                                                                       ----------------
   OIL, GAS & CONSUMABLE FUELS (1.3%)
   Hess Corp.                                                                144,600          5,989,332
                                                                                       ----------------
   PAPER & FOREST PRODUCTS (1.4%)
   Bowater, Inc.                                  (b)                        302,710          6,226,745
                                                                                       ----------------
   PHARMACEUTICALS (5.3%)
   Barr Pharmaceuticals, Inc.                     (a)                        162,700          8,450,638
   Forest Laboratories, Inc.                      (a)                        138,400          7,004,424
   KOS Pharmaceuticals, Inc.                      (a) (b)                    174,600          8,628,732
                                                                                       ----------------
                                                                                             24,083,794
                                                                                       ----------------

   REAL ESTATE INVESTMENT TRUSTS (2.2%)
   General Growth Properties, Inc.                                            99,800          4,755,470
   Highwoods Properties, Inc.                                                140,900          5,242,889
                                                                                       ----------------
                                                                                              9,998,359
                                                                                       ----------------
   ROAD & RAIL (1.9%)
   CSX Corp.                                                                 261,900          8,598,177
                                                                                       ----------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   (2.1%)
&  Advanced Micro Devices, Inc.                   (a)                        385,700          9,584,645
                                                                                       ----------------
   SOFTWARE (0.2%)
   BMC Software, Inc.                             (a)                         39,600          1,077,912
                                                                                       ----------------
   SPECIALTY RETAIL (1.6%)
   Gap, Inc. (The)                                                           257,400          4,877,730
   Williams-Sonoma, Inc.                          (b)                         75,100          2,432,489
                                                                                       ----------------
                                                                                              7,310,219
                                                                                       ----------------
   THRIFTS & MORTGAGE FINANCE (6.4%)
&  PMI Group, Inc. (The)                          (b)                        445,700         19,526,117
&  Sovereign Bancorp, Inc.                        (b)                        442,618          9,520,713
                                                                                       ----------------
                                                                                             29,046,830
                                                                                       ----------------
   TRADING COMPANIES & DISTRIBUTORS (1.3%)
   W.W. Grainger, Inc.                                                        85,800          5,750,316
                                                                                       ----------------
   WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   ALLTEL Corp.                                                               50,200          2,786,100
                                                                                       ----------------
   Total Common Stocks
      (Cost $364,711,993)                                                                   407,178,285
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (4.6%)
&  iShares Russell Midcap Value Index Fund        (b) (d)                    153,000         20,827,890
                                                                                       ----------------
   Total Investment Company
      (Cost $19,230,860)                                                                     20,827,890
                                                                                       ----------------

                                                                        NUMBER OF
                                                                        CONTRACTS            VALUE
                                                                    ----------------   ----------------
   PURCHASED PUT OPTION (0.0%)                    ++

   SPECIALTY RETAIL (0.0%)                        ++
   Gap, Inc. (The), Strike Price $17.50
      Expire 11/18/06                                                        250,000             93,750
                                                                                       ----------------
   Total Purchased Put Option
      (Premium $82,475)                                                                          93,750
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (17.9%)

   COMMERCIAL PAPER (5.2%)
   AIG Funding, Inc.
      5.24%, due 10/4/06                                            $      4,530,000          4,527,363
   Bank of America Corp.

      5.22%, due 10/5/06                                                   3,365,000          3,362,560
   Barton Capital LLC
      5.267%, due 10/5/06                         (e)                      1,193,547          1,193,547
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (e)                        764,307            764,307
   Charta LLC
      5.289%, due 10/6/06                         (e)                      1,576,835          1,576,835
   Dexia Delaware LLC
      5.23%, due 10/3/06                                                   3,365,000          3,363,533
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (e)                      1,176,074          1,176,074
      5.303%, due 11/14/06                        (e)                        795,698            795,698
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (e)                      1,176,074          1,176,074
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (e)                      1,989,244          1,989,244
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (e)                      1,183,083          1,183,083
   Rabobank USA Finance Corp.
      5.35%, due 10/2/06                                                   2,415,000          2,414,282
                                                                                       ----------------
   Total Commercial Paper
      (Cost $23,522,600)                                                                     23,522,600
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANIES (3.5%)
   BGI Institutional Money Market Fund            (e)                      3,047,744          3,047,744
   Merrill Lynch Funds - Premier Institutional
   Money Market Fund                                                      13,043,919         13,043,919
                                                                                       ----------------
   Total Investment Companies
      (Cost $16,091,663)                                                                     16,091,663
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.3%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $1,580,115
      (Collateralized by various bonds
      with a Principal Amount of
      $1,547,254 and a Market Value
      of $1,611,601)                              (e)               $      1,579,394          1,579,394
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $1,579,394)                                                                       1,579,394
                                                                                       ----------------
   TIME DEPOSITS (8.9%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (e) (f)                  3,182,791          3,182,791
   Bank of Montreal
      5.28%, due 11/27/06                         (e)                      3,182,791          3,182,791
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (e)                      3,182,791          3,182,791
   Barclays
      5.30%, due 10/20/06                         (e)                      3,182,791          3,182,791
   BNP Paribas
      5.27%, due 10/25/06                         (e)                      2,784,942          2,784,942
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (e)                      3,182,791          3,182,791
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (e)                      2,784,942          2,784,942
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (e)                      2,944,081          2,944,081

   Royal Bank of Canada
      5.30%, due 12/22/06                         (e)                      3,182,791          3,182,791
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (e)                      3,182,791          3,182,791
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (e)                      3,182,791          3,182,791
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (e)                      3,182,791          3,182,791
   UBS AG
      5.28%, due 10/16/06                         (e)                      3,182,791          3,182,791
                                                                                       ----------------
   Total Time Deposits
      (Cost $40,341,875)                                                                     40,341,875
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $81,535,532)                                                                     81,535,532
                                                                                       ----------------
   Total Investments
      (Cost $465,560,860)                         (g)                          112.0%       509,635,457(h)
   Liabilities in Excess of
      Cash and Other Assets                                                    (12.0)       (54,483,140)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    455,152,317
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(g)  The cost for federal income tax purposes is $465,546,136.

(h) At September 30, 2006 net unrealized appreciation was $44,089,321, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $56,859,313 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $12,769,992.

MAINSTAY VP MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   AFFILIATED INVESTMENT COMPANIES (99.7%)        +
   EQUITY FUNDS (59.8%)
   MainStay Growth Equity Fund                    (a)                         64,608   $        690,664
   MainStay ICAP International Fund                                          130,292          4,807,775
   MainStay VP Basic Value Portfolio                                         938,907         12,005,159
   MainStay VP Capital Appreciation Portfolio                                 21,595            512,529
   MainStay VP Common Stock Portfolio                                        616,642         14,564,277
   MainStay VP International Equity Portfolio                                280,616          4,785,512
   MainStay VP Large Cap Growth Portfolio         (b)                      1,284,445         15,344,230
   MainStay VP S&P 500 Index Portfolio                                       175,060          4,787,567
                                                                                       ----------------
                                                                                             57,497,713
                                                                                       ----------------
   FIXED INCOME FUNDS (39.9%)
   MainStay VP Bond Portfolio                                              2,119,605         28,712,255
   MainStay VP Floating Rate Portfolio                                       486,417          4,790,408
   MainStay VP High Yield Corporate Bond
   Portfolio                                                                 469,793          4,791,259
                                                                                       ----------------
                                                                                             38,293,922
                                                                                       ----------------
   Total Affiliated Investment Companies
      (Cost $92,605,774)                          (c)                           99.7%        95,791,635(d)
   Cash and Other Assets,
      Less Liabilities                                                           0.3            266,328
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $     96,057,963
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

(a)  Non-income producing Portfolio/Fund.

(b) The Portfolio's ownership exceeds 5% of the outstanding shares of the underlying Portfolio/Fund.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

(d) At September 30, 2006 net unrealized appreciation was $3,185,861, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,197,740 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,879.

MAINSTAY VP MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   AFFILIATED INVESTMENT COMPANIES (99.5%)        +
   EQUITY FUNDS (79.6%)
   MainStay ICAP International Fund                                          229,895   $      8,483,136
   MainStay VP Basic Value Portfolio              (a)                      1,302,714         16,656,900
   MainStay VP Capital Appreciation Portfolio                                124,133          2,946,073
   MainStay VP Common Stock Portfolio                                        958,999         22,650,294
   MainStay VP Income & Growth Portfolio                                     230,542          2,945,227
   MainStay VP International Equity Portfolio                                496,246          8,462,776
   MainStay VP Large Cap Growth Portfolio         (a)                      1,794,953         21,442,866
   MainStay VP Mid Cap Core Portfolio                                        112,720          1,651,085
   MainStay VP S&P 500 Index Portfolio                                       190,811          5,218,324
                                                                                       ----------------
                                                                                             90,456,681
                                                                                       ----------------
   FIXED INCOME FUNDS (19.9%)
   MainStay VP Bond Portfolio                                                833,880         11,295,766
   MainStay VP Floating Rate Portfolio                                       574,419          5,657,081
   MainStay VP High Yield Corporate Bond
      Portfolio                                                              554,789          5,658,094
                                                                                       ----------------
                                                                                             22,610,941
                                                                                       ----------------
   Total Affiliated Investment Companies
      (Cost $109,374,192)                         (b)                           99.5%       113,067,622(c)
   Cash and Other Assets,
      Less Liabilities                                                           0.5            587,004
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    113,654,626
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

(a) The Portfolio's ownership exceeds 5% of the outstanding shares of the underlying Portfolio/Fund.

(b) The cost stated also represents the aggregate cost for federal income tax purposes.

(c) At September 30, 2006 net unrealized appreciation was $3,693,430, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,712,659 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $19,229.

MAINSTAY VP S&P 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS+++                         September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (97.0%)                          +

   AEROSPACE & DEFENSE (2.3%)
   Boeing Co. (The)                                                           92,409   $      7,286,450
   General Dynamics Corp.                                                     46,849          3,357,668
   Goodrich Corp.                                                             14,458            585,838
   Honeywell International, Inc.                                              95,171          3,892,494
   L-3 Communications Holdings, Inc.                                          14,282          1,118,709
   Lockheed Martin Corp.                                                      41,412          3,563,917
   Northrop Grumman Corp.                                                     40,061          2,726,952
   Raytheon Co.                                                               52,036          2,498,248
   Rockwell Collins, Inc.                                                     19,940          1,093,510
   United Technologies Corp.                                                 117,547          7,446,602
                                                                                       ----------------
                                                                                             33,570,388
                                                                                       ----------------
   AIR FREIGHT & LOGISTICS (0.9%)
   FedEx Corp.                                                                35,632          3,872,486
   United Parcel Service, Inc. Class B            (a)                        125,638          9,038,398
                                                                                       ----------------
                                                                                             12,910,884
                                                                                       ----------------
   AIRLINES (0.1%)
   Southwest Airlines Co.                                                     91,352          1,521,924
                                                                                       ----------------
   AUTO COMPONENTS (0.1%)
   Goodyear Tire & Rubber Co. (The)               (a) (b)                     20,638            299,251
   Johnson Controls, Inc.                                                     22,704          1,628,785
                                                                                       ----------------
                                                                                              1,928,036
                                                                                       ----------------
   AUTOMOBILES (0.4%)
   Ford Motor Co.                                 (a)                        218,674          1,769,073
   General Motors Corp.                           (a)                         65,828          2,189,439
   Harley-Davidson, Inc.                          (a)                         30,469          1,911,930
                                                                                       ----------------
                                                                                              5,870,442
                                                                                       ----------------
   BEVERAGES (2.1%)
   Anheuser-Busch Cos., Inc.                      (a)                         89,346          4,244,828
   Brown-Forman Corp. Class B                                                  9,168            702,727
   Coca-Cola Co. (The)                                                       236,842         10,582,101
   Coca-Cola Enterprises, Inc.                                                32,172            670,143
   Constellation Brands, Inc. Class A             (a) (b)                     24,544            706,376
   Molson Coors Brewing Co. Class B                                            5,340            367,926
   Pepsi Bottling Group, Inc. (The)                                           15,765            559,657
   PepsiCo, Inc.                                                             191,642         12,506,557
                                                                                       ----------------
                                                                                             30,340,315
                                                                                       ----------------
   BIOTECHNOLOGY (1.3%)
   Amgen, Inc.                                    (b)                        136,054          9,731,943
   Biogen Idec, Inc.                              (b)                         39,934          1,784,251
   Genzyme Corp.                                  (b)                         30,336          2,046,770
   Gilead Sciences, Inc.                          (b)                         53,100          3,647,970

   MedImmune, Inc.                                (b)                         27,838            813,148
                                                                                       ----------------
                                                                                             18,024,082
                                                                                       ----------------
   BUILDING PRODUCTS (0.1%)
   American Standard Cos., Inc.                                               20,315           852,621
   Masco Corp.                                                                46,376         1,271,630
                                                                                       ----------------
                                                                                             2,124,251
                                                                                       ----------------
   CAPITAL MARKETS (3.6%)
   Ameriprise Financial, Inc.                                                 28,285          1,326,566
   Bank of New York Co., Inc. (The)                                           88,713          3,128,020
   Bear Stearns Cos., Inc. (The)                                              13,988          1,959,719
   Charles Schwab Corp. (The)                                                120,240          2,152,296
   E*TRADE Financial Corp.                        (b)                         49,644          1,187,484
   Federated Investors, Inc. Class B                                          10,579            357,676
   Franklin Resources, Inc.                                                   19,404          2,051,973
   Goldman Sachs Group, Inc. (The)                                            50,142          8,482,522
   Janus Capital Group, Inc.                                                  24,032            473,911
   Legg Mason, Inc.                               (a)                         15,227          1,535,795
   Lehman Brothers Holdings, Inc.                                             62,440          4,611,818
   Mellon Financial Corp.                                                     47,856          1,871,170
   Merrill Lynch & Co., Inc.                                                 103,060          8,061,353
   Morgan Stanley                                                            124,584          9,083,419
   Northern Trust Corp.                                                       21,751          1,270,911
   State Street Corp.                                                         38,522          2,403,773
   T. Rowe Price Group, Inc.                                                  30,430          1,456,075
                                                                                       ----------------
                                                                                             51,414,481
                                                                                       ----------------
   CHEMICALS (1.5%)
   Air Products & Chemicals, Inc.                                             25,639          1,701,660
   Ashland, Inc.                                  (a)                          7,343            468,337
   Dow Chemical Co. (The)                                                    111,533          4,347,556
   E.I. du Pont de Nemours & Co.                                             107,122          4,589,106
   Eastman Chemical Co.                                                        9,440            509,949
   Ecolab, Inc.                                   (a)                         20,747            888,387
   Hercules, Inc.                                 (b)                         12,730            200,752
   International Flavors & Fragrances, Inc.                                    9,183            363,096
   Monsanto Co.                                                               63,002          2,961,724
   PPG Industries, Inc.                                                       19,226          1,289,680
   Praxair, Inc.                                                              37,568          2,222,523
   Rohm & Haas Co.                                                            16,654            788,567
   Sigma-Aldrich Corp.                                                         7,748            586,291
                                                                                       ----------------
                                                                                             20,917,628
                                                                                       ----------------
   COMMERCIAL BANKS (4.1%)
   AmSouth Bancorp.                                                           39,820          1,156,373
   BB&T Corp.                                                                 62,439          2,733,579
   Comerica, Inc.                                                             18,831          1,071,861
   Commerce Bancorp, Inc.                         (a)                         21,701            796,644
   Compass Bancshares, Inc.                                                   15,085            859,543
   Fifth Third Bancorp                            (a)                         64,751          2,465,718
   First Horizon National Corp.                                               14,367            546,090
   Huntington Bancshares, Inc.                    (a)                         27,701            662,885
   KeyCorp                                                                    46,923          1,756,797
   M&T Bank Corp.                                                              9,066          1,087,557
   Marshall & Ilsley Corp.                                                    29,455          1,419,142
   National City Corp.                                                        70,330          2,574,078
   North Fork Bancorp., Inc.                                                  54,152          1,550,913
   PNC Financial Services Group, Inc.                                         34,239          2,480,273

   Regions Financial Corp.                                                    52,891          1,945,860
   SunTrust Banks, Inc.                                                       42,432          3,279,145
   Synovus Financial Corp.                                                    37,655          1,105,927
   U.S. Bancorp                                                              206,627          6,864,149
   Wachovia Corp.                                                            184,790         10,311,282
   Wells Fargo & Co.                                                         391,416         14,161,431
   Zions Bancorp.                                                             12,377            987,808
                                                                                       ----------------
                                                                                             59,817,055
                                                                                       ----------------
   COMMERCIAL SERVICES & SUPPLIES (0.5%)
   Allied Waste Industries, Inc.                  (a) (b)                     29,518           332,668
   Avery Dennison Corp.                                                       10,881           654,710
   Cintas Corp.                                                               15,830           646,339
   Equifax, Inc.                                                              14,690           539,270
   Monster Worldwide, Inc.                        (b)                         14,778           534,816
   Pitney Bowes, Inc.                                                         25,706         1,140,575
   R.R. Donnelley & Sons Co.                                                  25,331           834,910
   Robert Half International, Inc.                                            19,861           674,678
   Waste Management, Inc.                                                     62,778         2,302,697
                                                                                       ----------------
                                                                                             7,660,663
                                                                                       ----------------
   COMMUNICATIONS EQUIPMENT (2.8%)
   ADC Telecommunications, Inc.                   (b)                         13,184            197,760
   Andrew Corp.                                   (a) (b)                     18,336            169,241
   Avaya, Inc.                                    (b)                         53,092            607,372
   Ciena Corp.                                    (b)                          9,817            267,513
   Cisco Systems, Inc.                            (b)                        709,639         16,321,697
   Comverse Technology, Inc.                      (b)                         23,586            505,684
   Corning, Inc.                                  (b)                        181,283          4,425,118
   JDS Uniphase Corp.                             (b)                        195,858            428,929
   Juniper Networks, Inc.                         (b)                         65,947          1,139,564
   Lucent Technologies, Inc.                      (b)                        518,043          1,212,221
   Motorola, Inc.                                                            284,783          7,119,575
   QUALCOMM, Inc.                                                            191,989          6,978,800
   Tellabs, Inc.                                  (b)                         52,031            570,260
                                                                                       ----------------
                                                                                             39,943,734
                                                                                       ----------------
   COMPUTERS & PERIPHERALS (3.4%)
   Apple Computer, Inc.                           (b)                         98,866          7,615,648
   Dell, Inc.                                     (b)                        264,078          6,031,542
   EMC Corp.                                      (b)                        267,137          3,200,301
   Hewlett-Packard Co.                                                       318,348         11,680,188
   International Business Machines Corp.                                     176,876         14,493,219
   Lexmark International, Inc. Class A            (a) (b)                     11,684            673,699
   NCR Corp.                                      (b)                         20,990            828,685
   Network Appliance, Inc.                        (b)                         43,247          1,600,571
   QLogic Corp.                                   (b)                         18,819            355,679
   SanDisk Corp.                                  (b)                         22,753          1,218,196
   Sun Microsystems, Inc.                         (b)                        407,959          2,027,556
                                                                                       ----------------
                                                                                             49,725,284
                                                                                       ----------------
   CONSTRUCTION & ENGINEERING (0.1%)
   Fluor Corp.                                                                10,138            779,511
                                                                                       ----------------
   CONSTRUCTION MATERIALS (0.1%)
   Vulcan Materials Co.                                                       11,254            880,626
                                                                                       ----------------
   CONSUMER FINANCE (0.9%)
   American Express Co.                                                      141,167          7,916,645

   Capital One Financial Corp.                                                35,605          2,800,689
   SLM Corp.                                                                  47,689          2,478,874
                                                                                       ----------------
                                                                                             13,196,208
                                                                                       ----------------
   CONTAINERS & PACKAGING (0.2%)
   Ball Corp.                                                                 12,103            489,566
   Bemis Co., Inc.                                                            12,192            400,629
   Pactiv Corp.                                   (b)                         16,038            455,800
   Sealed Air Corp.                                                            9,490            513,599
   Temple-Inland, Inc.                                                        12,664            507,826
                                                                                       ----------------
                                                                                              2,367,420
                                                                                       ----------------
   DISTRIBUTORS (0.1%)
   Genuine Parts Co.                                                          19,975            861,522
                                                                                       ----------------
   DIVERSIFIED CONSUMER SERVICES (0.1%)
   Apollo Group, Inc. Class A                     (b)                         16,231            799,214
   H&R Block, Inc.                                                            37,401            813,098
                                                                                       ----------------
                                                                                              1,612,312
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (5.6%)
&  Bank of America Corp.                                                     526,094         28,182,856
   Chicago Mercantile Exchange Holdings, Inc.                                  4,100          1,960,825
   CIT Group, Inc.                                                            23,089          1,122,818
&  Citigroup, Inc.                                                           574,657         28,543,213
&  JPMorgan Chase & Co.                                                      403,499         18,948,313
   Moody's Corp.                                                              27,557          1,801,677
                                                                                       ----------------
                                                                                             80,559,702
                                                                                       ----------------
   DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
   AT&T, Inc.                                                                451,533         14,701,914
   BellSouth Corp.                                                           211,043          9,022,088
   CenturyTel, Inc.                                                           13,581            538,758
   Citizens Communications Co.                                                37,343            524,296
   Embarq Corp.                                                               17,334            838,446
   Qwest Communications International, Inc.       (b)                        186,073          1,622,557
   Verizon Communications, Inc.                                              337,073         12,515,521
   Windstream Corp.                                                           55,093            726,677
                                                                                       ----------------
                                                                                             40,490,257
                                                                                       ----------------
   ELECTRIC UTILITIES (1.5%)
   Allegheny Energy, Inc.                         (b)                         19,020            764,033
   American Electric Power Co., Inc.                                          45,884          1,668,801
   Edison International                                                       37,946          1,580,071
   Entergy Corp.                                                              24,224          1,895,044
   Exelon Corp.                                                               77,810          4,710,617
   FirstEnergy Corp.                                                          38,465          2,148,655
   FPL Group, Inc.                                                            46,974          2,113,830
   Pinnacle West Capital Corp.                                                11,619            523,436
   PPL Corp.                                                                  44,091          1,450,594
   Progress Energy, Inc.                          (a)                         29,497          1,338,574
   Southern Co. (The)                             (a)                         86,297          2,973,795
                                                                                       ----------------
                                                                                             21,167,450
                                                                                       ----------------
   ELECTRICAL EQUIPMENT (0.5%)
   American Power Conversion Corp.                (a)                         19,677            432,107
   Cooper Industries, Ltd. Class A                                            10,652            907,763
   Emerson Electric Co.                                                       47,437          3,978,067

   Rockwell Automation, Inc.                                                  20,598          1,196,744
                                                                                       ----------------
                                                                                              6,514,681
                                                                                       ----------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
   Agilent Technologies, Inc.                     (b)                         47,472          1,551,860
   Jabil Circuit, Inc.                                                        21,502            614,312
   Molex, Inc.                                                                16,478            642,148
   Sanmina-SCI Corp.                              (b)                         61,896            231,491
   Solectron Corp.                                (b)                        106,336            346,655
   Symbol Technologies, Inc.                                                  29,975            445,429
   Tektronix, Inc.                                                             9,730            281,489
                                                                                       ----------------
                                                                                              4,113,384
                                                                                       ----------------
   ENERGY EQUIPMENT & SERVICES (1.6%)
   Baker Hughes, Inc.                                                         38,258          2,609,196
   BJ Services Co.                                                            34,594          1,042,317
   Halliburton Co.                                                           119,859          3,409,989
   Nabors Industries, Ltd.                        (a) (b)                     36,734          1,092,837
   National-Oilwell Varco, Inc.                   (b)                         20,401          1,194,479
   Noble Corp.                                                                15,894          1,020,077
   Rowan Cos., Inc.                               (a)                         12,722            402,397
   Schlumberger, Ltd.                                                        137,611          8,536,010
   Transocean, Inc.                               (b)                         36,630          2,682,415
   Weatherford International, Ltd.                (b)                         40,174          1,676,059
                                                                                       ----------------
                                                                                             23,665,776
                                                                                       ----------------
   FOOD & STAPLES RETAILING (2.3%)
   Costco Wholesale Corp.                                                     54,278          2,696,531
   CVS Corp.                                                                  95,484          3,066,946
   Kroger Co. (The)                                                           83,817          1,939,525
   Safeway, Inc.                                                              51,654          1,567,699
   SUPERVALU, Inc.                                                            24,610            729,687
   Sysco Corp.                                                                71,865          2,403,884
   Walgreen Co.                                                              117,135          5,199,623
   Wal-Mart Stores, Inc.                                                     285,943         14,102,709
   Whole Foods Market, Inc.                                                   16,457            978,040
                                                                                       ----------------
                                                                                             32,684,644
                                                                                       ----------------
   FOOD PRODUCTS (1.1%)
   Archer-Daniels-Midland Co.                                                 76,249          2,888,312
   Campbell Soup Co.                              (a)                         26,849            979,989
   ConAgra Foods, Inc.                                                        59,352          1,452,937
   Dean Foods Co.                                 (b)                         15,510            651,730
   General Mills, Inc.                                                        40,951          2,317,827
   H.J. Heinz Co.                                                             38,571          1,617,282
   Hershey Co. (The)                              (a)                         20,427          1,091,823
   Kellogg Co.                                                                29,047          1,438,407
   McCormick & Co., Inc.                                                      15,317            581,740
   Sara Lee Corp.                                                             88,655          1,424,686
   Tyson Foods, Inc. Class A                      (a)                         29,250            464,490
   Wm. Wrigley Jr. Co.                            (a)                         25,499          1,174,484
                                                                                       ----------------
                                                                                             16,083,707
                                                                                       ----------------
   GAS UTILITIES (0.0%)                           ++
   Nicor, Inc.                                    (a)                          5,203            222,480
   Peoples Energy Corp.                                                        4,508            183,250
                                                                                       ----------------
                                                                                                405,730
                                                                                       ----------------

   HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
   Bausch & Lomb, Inc.                                                         6,277            314,666
   Baxter International, Inc.                                                 75,851          3,448,186
   Becton, Dickinson & Co.                                                    28,426          2,008,865
   Biomet, Inc.                                                               28,432            915,226
   Boston Scientific Corp.                        (b)                        136,953          2,025,535
   C.R. Bard, Inc.                                                            12,051            903,825
   Hospira, Inc.                                  (b)                         18,268            699,116
   Medtronic, Inc.                                (a)                        133,650          6,206,706
   St. Jude Medical, Inc.                         (b)                         40,948          1,445,055
   Stryker Corp.                                                              34,538          1,712,739
   Zimmer Holdings, Inc.                          (b)                         28,198          1,903,365
                                                                                       ----------------
                                                                                             21,583,284
                                                                                       ----------------
   HEALTH CARE PROVIDERS & SERVICES (2.6%)
   Aetna, Inc.                                                                63,702          2,519,414
   AmerisourceBergen Corp.                                                    23,417          1,058,448
   Cardinal Health, Inc.                                                      47,170          3,100,956
   Caremark Rx, Inc.                                                          49,598          2,810,719
   CIGNA Corp.                                                                12,925          1,503,436
   Coventry Health Care, Inc.                     (b)                         18,487            952,450
   Express Scripts, Inc.                          (b)                         15,918          1,201,650
   HCA, Inc.                                                                  49,231          2,456,135
   Health Management Associates, Inc. Class A     (a)                         27,701            578,951
   Humana, Inc.                                   (b)                         19,201          1,268,994
   Laboratory Corp. of America Holdings           (b)                         14,584            956,273
   Manor Care, Inc.                                                            8,543            446,628
   McKesson Corp.                                                             34,751          1,832,073
   Medco Health Solutions, Inc.                   (b)                         34,213          2,056,543
   Patterson Cos., Inc.                           (a) (b)                     15,959            536,382
   Quest Diagnostics, Inc.                        (a)                         18,823          1,151,215
   Tenet Healthcare Corp.                         (a) (b)                     54,823            446,259
   UnitedHealth Group, Inc.                                                  156,528          7,701,178
   WellPoint, Inc.                                (b)                         72,093          5,554,766
                                                                                       ----------------
                                                                                             38,132,470
                                                                                       ----------------
   HEALTH CARE TECHNOLOGY (0.0%)                  ++
   IMS Health, Inc.                                                           23,205            618,181
                                                                                       ----------------
   HOTELS, RESTAURANTS & LEISURE (1.5%)
   Carnival Corp.                                 (a)                         51,727          2,432,721
   Darden Restaurants, Inc.                                                   16,974            720,886
   Harrah's Entertainment, Inc.                                               21,632          1,437,014
   Hilton Hotels Corp.                                                        44,890          1,250,187
   International Game Technology                                              39,394          1,634,851
   Marriott International, Inc. Class A                                       39,920          1,542,509
   McDonald's Corp.                                                          142,559          5,576,908
   Starbucks Corp.                                (b)                         87,857          2,991,531
   Starwood Hotels & Resorts Worldwide, Inc.                                  25,190          1,440,616
   Wendy's International, Inc.                                                13,570            909,190
   Wyndham Worldwide Corp.                        (b)                         23,044            644,541
   Yum! Brands, Inc.                                                          31,495          1,639,315
                                                                                       ----------------
                                                                                             22,220,269
                                                                                       ----------------
   HOUSEHOLD DURABLES (0.6%)
   Black & Decker Corp. (The)                                                  8,629            684,711
   Centex Corp.                                   (a)                         13,821            727,261
   D.R. Horton, Inc.                                                          31,776            761,035
   Fortune Brands, Inc.                                                       17,512          1,315,326

   Harman International Industries, Inc.                                       7,601            634,227
   KB HOME                                                                     9,040            395,952
   Leggett & Platt, Inc.                                                      21,009            525,855
   Lennar Corp. Class A                                                       15,970            722,643
   Newell Rubbermaid, Inc.                                                    32,222            912,527
   Pulte Homes, Inc.                                                          24,634            784,839
   Snap-on, Inc.                                                               6,605            294,253
   Stanley Works (The)                                                         9,423            469,737
   Whirlpool Corp.                                                             9,060            762,037
                                                                                       ----------------
                                                                                              8,990,403
                                                                                       ----------------
   HOUSEHOLD PRODUCTS (2.2%)
   Clorox Co. (The)                                                           17,642          1,111,446
   Colgate-Palmolive Co.                                                      60,075          3,730,658
   Kimberly-Clark Corp.                                                       53,218          3,478,328
&  Procter & Gamble Co. (The)                                                369,063         22,874,525
                                                                                       ----------------
                                                                                             31,194,957
                                                                                       ----------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
   (0.4%)
   AES Corp. (The)                                (b)                         76,931          1,568,623
   Constellation Energy Group, Inc.                                           20,804          1,231,597
   Dynegy, Inc. Class A                           (b)                         42,949            237,937
   TXU Corp.                                                                  53,586          3,350,197
                                                                                       ----------------
                                                                                              6,388,354
                                                                                       ----------------
   INDUSTRIAL CONGLOMERATES (3.9%)
   3M Co.                                                                     87,520          6,513,238
&  General Electric Co.                                                    1,200,000         42,360,000
   Textron, Inc.                                                              14,697          1,285,988
   Tyco International, Ltd.                                                  234,151          6,553,887
                                                                                       ----------------
                                                                                             56,713,113
                                                                                       ----------------
   INSURANCE (4.7%)
   ACE, Ltd.                                                                  37,828          2,070,326
   AFLAC, Inc.                                                                57,706          2,640,627
   Allstate Corp. (The)                                                       73,213          4,592,651
   Ambac Financial Group, Inc.                                                12,320          1,019,480
&  American International Group, Inc.                                        302,041         20,013,237
   Aon Corp.                                                                  36,581          1,238,998
   Chubb Corp. (The)                                                          47,821          2,484,779
   Cincinnati Financial Corp.                                                 20,153            968,553
   Genworth Financial, Inc. Class A                                           52,873          1,851,084
   Hartford Financial Services Group, Inc.
      (The)                                                                   35,329          3,064,791
   Lincoln National Corp.                                                     33,362          2,071,113
   Loews Corp.                                                                53,130          2,013,627
   Marsh & McLennan Cos., Inc.                                                63,945          1,800,052
   MBIA, Inc.                                                                 15,563            956,191
   MetLife, Inc.                                                              88,283          5,003,880
   Principal Financial Group, Inc.                                            31,257          1,696,630
   Progressive Corp. (The)                                                    89,747          2,202,391
   Prudential Financial, Inc.                                                 56,393          4,299,966
   SAFECO Corp.                                                               13,525            797,028
   St. Paul Travelers Cos., Inc. (The)                                        80,221          3,761,563
   Torchmark Corp.                                                            11,485            724,818
   UnumProvident Corp.                                                        39,585            767,553
   XL Capital, Ltd. Class A                       (a)                         20,921          1,437,273
                                                                                       ----------------
                                                                                             67,476,611
                                                                                       ----------------

   INTERNET & CATALOG RETAIL (0.1%)
   Amazon.com, Inc.                               (a) (b)                     36,565          1,174,468
                                                                                       ----------------
   INTERNET SOFTWARE & SERVICES (1.3%)
   eBay, Inc.                                     (a) (b)                    136,577          3,873,324
   Google, Inc. Class A                           (b)                         24,806          9,969,531
   VeriSign, Inc.                                 (b)                         28,473            575,155
   Yahoo!, Inc.                                   (b)                        144,424          3,651,039
                                                                                       ----------------
                                                                                             18,069,049
                                                                                       ----------------
   IT SERVICES (0.9%)
   Affiliated Computer Services, Inc. Class A     (a) (b)                     13,779            714,579
   Automatic Data Processing, Inc.                                            64,615          3,058,874
   Computer Sciences Corp.                        (b)                         19,860            975,523
   Convergys Corp.                                (b)                         16,229            335,129
   Electronic Data Systems Corp.                                              60,192          1,475,908
   First Data Corp.                                                           88,905          3,734,010
   Fiserv, Inc.                                   (b)                         20,205            951,453
   Paychex, Inc.                                                              39,366          1,450,637
   Sabre Holdings Corp. Class A                                               15,031            351,575
   Unisys Corp.                                   (b)                         39,977            226,270
                                                                                       ----------------
                                                                                             13,273,958
                                                                                       ----------------
   LEISURE EQUIPMENT & PRODUCTS (0.2%)
   Brunswick Corp.                                                            11,017            343,620
   Eastman Kodak Co.                              (a)                         33,589            752,394
   Hasbro, Inc.                                                               19,008            432,432
   Mattel, Inc.                                                               43,951            865,835
                                                                                       ----------------
                                                                                              2,394,281
                                                                                       ----------------
   LIFE SCIENCES TOOLS & SERVICES (0.3%)
   Applera Corp.-Applied Biosystems Group                                     21,386            708,090
   Fisher Scientific International, Inc.          (b)                         14,506          1,134,949
   Millipore Corp.                                (a) (b)                      6,048            370,742
   PerkinElmer, Inc.                                                          14,713            278,517
   Thermo Electron Corp.                          (a) (b)                     18,362            722,177
   Waters Corp.                                   (b)                         11,920            539,738
                                                                                       ----------------
                                                                                              3,754,213
                                                                                       ----------------
   MACHINERY (1.4%)
   Caterpillar, Inc.                                                          76,228          5,015,802
   Cummins, Inc.                                  (a)                          6,131            730,999
   Danaher Corp.                                                              27,487          1,887,532
   Deere & Co.                                    (a)                         26,838          2,251,977
   Dover Corp.                                                                23,601          1,119,631
   Eaton Corp.                                                                17,431          1,200,124
   Illinois Tool Works, Inc.                                                  48,898          2,195,520
   Ingersoll-Rand Co. Class A                     (a)                         37,405          1,420,642
   ITT Industries, Inc.                                                       21,577          1,106,253
   Navistar International Corp.                   (b)                          7,191            185,672
   PACCAR, Inc.                                                               28,857          1,645,426
   Pall Corp.                                     (a)                         14,559            448,563
   Parker-Hannifin Corp.                                                      14,009          1,088,920
                                                                                       ----------------
                                                                                             20,297,061
                                                                                       ----------------
   MEDIA (3.3%)
   CBS Corp. Class B                                                          90,741          2,556,174
   Clear Channel Communications, Inc.                                         57,721          1,665,251
   Comcast Corp. Class A                          (b)                        243,296          8,965,458

   Dow Jones & Co., Inc.                          (a)                          7,800            261,612
   E.W. Scripps Co. (The) Class A                                              9,642            462,141
   Gannett Co., Inc.                                                          27,444          1,559,643
   Interpublic Group of Cos., Inc. (The)          (a) (b)                     51,214            507,019
   McGraw-Hill Cos., Inc. (The)                                               40,917          2,374,414
   Meredith Corp.                                                              4,502            222,084
   New York Times Co. (The) Class A               (a)                         16,669            383,054
   News Corp. Class A                                                        271,592          5,336,783
   Omnicom Group, Inc.                                                        20,006          1,872,562
   Time Warner, Inc.                                                         472,717          8,617,631
   Tribune Co.                                    (a)                         22,139            724,388
   Univision Communications, Inc. Class A         (a) (b)                     29,189          1,002,350
   Viacom, Inc. Class B                           (b)                         82,511          3,067,759
   Walt Disney Co. (The)                                                     242,984          7,510,635
                                                                                       ----------------
                                                                                             47,088,958
                                                                                       ----------------
   METALS & MINING (0.8%)
   Alcoa, Inc.                                                               100,787          2,826,067
   Allegheny Technologies, Inc.                   (a)                         11,718            728,742
   Freeport-McMoRan Copper & Gold, Inc. Class B                               22,852          1,217,098
   Newmont Mining Corp.                                                       52,236          2,233,089
   Nucor Corp.                                                                35,835          1,773,474
   Phelps Dodge Corp.                                                         23,678          2,005,527
   United States Steel Corp.                                                  14,330            826,554
                                                                                       ----------------
                                                                                             11,610,551
                                                                                       ----------------
   MULTILINE RETAIL (1.2%)
   Big Lots, Inc.                                 (a) (b)                     12,947            256,480
   Dillard's, Inc. Class A                        (a)                          7,213            236,081
   Dollar General Corp.                                                       36,248            494,060
   Family Dollar Stores, Inc.                                                 17,668            516,612
   Federated Department Stores, Inc.                                          63,205          2,731,088
   J.C. Penney Co., Inc.                                                      26,043          1,781,081
   Kohl's Corp.                                   (b)                         38,085          2,472,478
   Nordstrom, Inc.                                                            26,506          1,121,204
   Sears Holdings Corp.                           (b)                          9,696          1,532,841
   Target Corp.                                                               99,817          5,514,889
                                                                                       ----------------
                                                                                             16,656,814
                                                                                       ----------------
   MULTI-UTILITIES (1.4%)
   Ameren Corp.                                   (a)                         23,892          1,261,259
   CenterPoint Energy, Inc.                       (a)                         35,945            514,732
   CMS Energy Corp.                               (b)                         25,788            372,379
   Consolidated Edison, Inc.                      (a)                         28,707          1,326,263
   Dominion Resources, Inc.                                                   41,026          3,138,079
   DTE Energy Co.                                 (a)                         20,687            858,717
   Duke Energy Corp.                                                         145,629          4,397,996
   KeySpan Corp.                                                              20,337            836,664
   NiSource, Inc.                                 (a)                         31,724            689,680
   PG&E Corp.                                                                 40,353          1,680,702
   Public Service Enterprise Group, Inc.                                      29,239          1,789,134
   Sempra Energy                                                              30,217          1,518,404
   TECO Energy, Inc.                                                          24,283            380,029
   Xcel Energy, Inc.                                                          47,132            973,276
                                                                                       ----------------
                                                                                             19,737,314
                                                                                       ----------------
   OFFICE ELECTRONICS (0.1%)
   Xerox Corp.                                    (b)                        113,720          1,769,483
                                                                                       ----------------

   OIL, GAS & CONSUMABLE FUELS (7.4%)
   Anadarko Petroleum Corp.                                                   53,360          2,338,769
   Apache Corp.                                                               38,278          2,419,170
   Chesapeake Energy Corp.                        (a)                         44,012          1,275,468
   Chevron Corp.                                                             255,498         16,571,600
   ConocoPhillips                                                            191,568         11,404,043
   CONSOL Energy, Inc.                                                        21,406            679,212
   Devon Energy Corp.                                                         51,311          3,240,290
   El Paso Corp.                                  (a)                         81,105          1,106,272
   EOG Resources, Inc.                                                        28,159          1,831,743
&  ExxonMobil Corp.                                                          691,028         46,367,979
   Hess Corp.                                                                 28,090          1,163,488
   Kinder Morgan, Inc.                                                        12,421          1,302,342
   Marathon Oil Corp.                                                         41,611          3,199,886
   Murphy Oil Corp.                               (a)                         21,700          1,031,835
   Occidental Petroleum Corp.                                                100,166          4,818,986
   Sunoco, Inc.                                                               15,237            947,589
   Valero Energy Corp.                                                        71,215          3,665,436
   Williams Cos., Inc. (The)                                                  69,481          1,658,511
   XTO Energy, Inc.                                                           42,453          1,788,545
                                                                                       ----------------
                                                                                            106,811,164
                                                                                       ----------------
   PAPER & FOREST PRODUCTS (0.3%)
   International Paper Co.                                                    52,850          1,830,196
   Louisiana-Pacific Corp.                                                    12,206            229,107
   MeadWestvaco Corp.                                                         21,019            557,214
   Weyerhaeuser Co.                                                           28,619          1,760,927
                                                                                       ----------------
                                                                                              4,377,444
                                                                                       ----------------
   PERSONAL PRODUCTS (0.2%)
   Alberto-Culver Co.                                                          9,070            458,851
   Avon Products, Inc.                                                        52,065          1,596,313
   Estee Lauder Cos., Inc. (The) Class A          (a)                         15,039            606,523
                                                                                       ----------------
                                                                                              2,661,687
                                                                                       ----------------
   PHARMACEUTICALS (6.6%)
   Abbott Laboratories                                                       177,545          8,621,585
   Allergan, Inc.                                                             17,551          1,976,418
   Barr Pharmaceuticals, Inc.                     (b)                         12,339            640,888
   Bristol-Myers Squibb Co.                                                  228,576          5,696,114
   Eli Lilly & Co.                                                           114,328          6,516,696
   Forest Laboratories, Inc.                      (b)                         37,001          1,872,621
&  Johnson & Johnson                                                         340,023         22,081,094
   King Pharmaceuticals, Inc.                     (b)                         28,228            480,723
   Merck & Co., Inc.                                                         252,969         10,599,401
   Mylan Laboratories, Inc.                       (a)                         24,460            492,380
&  Pfizer, Inc.                                                              847,550         24,036,518
   Schering-Plough Corp.                                                     172,223          3,804,406
   Watson Pharmaceuticals, Inc.                   (b)                         11,896            311,318
   Wyeth                                                                     156,383          7,950,512
                                                                                       ----------------
                                                                                             95,080,674
                                                                                       ----------------
   REAL ESTATE INVESTMENT TRUSTS (1.1%)
   Apartment Investment & Management Co.
      Class A                                                                 11,268            613,092
   Archstone-Smith Trust                                                      24,963          1,358,986
   Boston Properties, Inc.                        (a)                         13,304          1,374,835
   Equity Office Properties Trust                                             40,575          1,613,262

   Equity Residential                             (a)                         33,926          1,715,977
   Kimco Realty Corp.                             (a)                         25,182          1,079,552
   Plum Creek Timber Co., Inc.                                                20,852            709,802
   ProLogis                                       (a)                         28,527          1,627,751
   Public Storage, Inc.                                                       14,142          1,216,071
   Simon Property Group, Inc.                                                 25,660          2,325,309
   Vornado Realty Trust                           (a)                         14,118          1,538,862
                                                                                       ----------------
                                                                                             15,173,499
                                                                                       ----------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)    ++
   Realogy Corp.                                  (a) (b)                     28,805            653,297
                                                                                       ----------------
   ROAD & RAIL (0.7%)
   Burlington Northern Santa Fe Corp.                                         42,111          3,092,632
   CSX Corp.                                                                  51,570          1,693,043
   Norfolk Southern Corp.                                                     47,993          2,114,092
   Ryder System, Inc.                             (a)                          7,278            376,127
   Union Pacific Corp.                                                        31,302          2,754,576
                                                                                       ----------------
                                                                                             10,030,470
                                                                                       ----------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   (2.7%)
   Advanced Micro Devices, Inc.                   (b)                         56,521          1,404,547
   Altera Corp.                                   (b)                         41,735            767,089
   Analog Devices, Inc.                                                       41,010          1,205,284
   Applied Materials, Inc.                        (a)                        178,324          3,161,685
   Broadcom Corp. Class A                         (b)                         54,537          1,654,653
   Freescale Semiconductor, Inc. Class B          (b)                         47,121          1,791,069
   Intel Corp.                                                               670,525         13,792,699
   KLA-Tencor Corp.                               (a)                         23,057          1,025,345
   Linear Technology Corp.                                                    35,038          1,090,383
   LSI Logic Corp.                                (a) (b)                     46,451            381,827
   Maxim Integrated Products, Inc.                                            37,489          1,052,316
   Micron Technology, Inc.                        (b)                         84,906          1,477,364
   National Semiconductor Corp.                                               34,642            815,126
   Novellus Systems, Inc.                         (b)                         14,352            396,976
   NVIDIA Corp.                                   (b)                         40,963          1,212,095
   PMC-Sierra, Inc.                               (a) (b)                     24,557            145,869
   Teradyne, Inc.                                 (a) (b)                     22,879            301,088
   Texas Instruments, Inc.                                                   178,144          5,923,288
   Xilinx, Inc.                                                               39,633            869,944
                                                                                       ----------------
                                                                                             38,468,647
                                                                                       ----------------
   SOFTWARE (3.3%)
   Adobe Systems, Inc.                            (b)                         67,277          2,519,524
   Autodesk, Inc.                                 (b)                         26,873            934,643
   BMC Software, Inc.                             (b)                         23,834            648,761
   CA, Inc.                                                                   47,779          1,131,885
   Citrix Systems, Inc.                           (b)                         21,340            772,721
   Compuware Corp.                                (b)                         44,110            343,617
   Electronic Arts, Inc.                          (b)                         35,530          1,978,310
   Intuit, Inc.                                   (b)                         39,710          1,274,294
&  Microsoft Corp.                                                         1,003,969         27,438,473
   Novell, Inc.                                   (b)                         39,437            241,354
   Oracle Corp.                                   (a) (b)                    468,817          8,316,814
   Parametric Technology Corp.                    (b)                         13,018            227,294
   Symantec Corp.                                 (b)                        115,029          2,447,817
                                                                                       ----------------
                                                                                             48,275,507
                                                                                       ----------------

   SPECIALTY RETAIL (1.9%)
   AutoNation, Inc.                               (b)                         17,778            371,560
   AutoZone, Inc.                                 (b)                          6,167            637,051
   Bed Bath & Beyond, Inc.                        (b)                         32,839          1,256,420
   Best Buy Co., Inc.                             (a)                         47,233          2,529,799
   Circuit City Stores, Inc.                                                  16,377            411,226
   Gap, Inc. (The)                                                            62,581          1,185,910
   Home Depot, Inc. (The)                                                    239,881          8,700,484
   Limited Brands, Inc.                                                       39,528          1,047,097
   Lowe's Cos., Inc.                                                         177,603          4,983,540
   Office Depot, Inc.                             (b)                         32,928          1,307,242
   OfficeMax, Inc.                                                             8,658            352,727
   RadioShack Corp.                                                           15,595            300,984
   Sherwin-Williams Co. (The)                                                 13,207            736,686
   Staples, Inc.                                                              84,422          2,053,987
   Tiffany & Co.                                                              16,050            532,860
   TJX Cos., Inc. (The)                                                       52,276          1,465,296
                                                                                       ----------------
                                                                                             27,872,869
                                                                                       ----------------
   TEXTILES, APPAREL & LUXURY GOODS (0.4%)
   Coach, Inc.                                    (b)                         42,538          1,463,307
   Jones Apparel Group, Inc.                                                  13,066            423,861
   Liz Claiborne, Inc.                                                        12,012            474,594
   NIKE, Inc. Class B                                                         22,236          1,948,318
   VF Corp.                                                                   10,284            750,218
                                                                                       ----------------
                                                                                              5,060,298
                                                                                       ----------------
   THRIFTS & MORTGAGE FINANCE (1.6%)
   Countrywide Financial Corp.                                                71,169          2,493,762
   Fannie Mae                                                                112,491          6,289,372
   Freddie Mac                                                                80,273          5,324,508
   Golden West Financial Corp.                                                30,938          2,389,961
   MGIC Investment Corp.                                                       9,796            587,466
   Sovereign Bancorp, Inc.                                                    41,732            897,655
   Washington Mutual, Inc.                                                   112,042          4,870,466
                                                                                       ----------------
                                                                                             22,853,190
                                                                                       ----------------
   TOBACCO (1.4%)
   Altria Group, Inc.                                                        243,312         18,625,534
   Reynolds American, Inc.                                                    19,902          1,233,327
   UST, Inc.                                                                  18,709          1,025,814
                                                                                       ----------------
                                                                                             20,884,675
                                                                                       ----------------
   TRADING COMPANIES & DISTRIBUTORS (0.0%)        ++
   W.W. Grainger, Inc.                                                         8,797            589,575
                                                                                       ----------------
   WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   ALLTEL Corp.                                                               45,166          2,506,713
   Sprint Nextel Corp.                                                       347,282          5,955,886
                                                                                       ----------------
                                                                                              8,462,599
                                                                                       ----------------
   Total Common Stocks
      (Cost $977,828,621)                                                                 1,397,551,484(f)
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (7.7%)

   COMMERCIAL PAPER (2.8%)
   American Honda Finance Corp.
      5.22%, due 10/11/06                                           $     11,600,000         11,581,498
   Barton Capital LLC
      5.267%, due 10/5/06                         (d)                      1,486,032          1,486,032
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (d)                        951,605            951,605
   Charta LLC
      5.289%, due 10/6/06                         (d)                      1,963,248          1,963,248
   Hitachi Capital America Corp.
      5.32%, due 10/30/06                                                  9,000,000          8,960,100
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (d)                      1,464,278          1,464,278
      5.303%, due 11/14/06                        (d)                        990,688            990,688
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (d)                      1,464,278          1,464,278
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (d)                      2,476,720          2,476,720
   Merrill Lynch & Co., Inc.
      5.23%, due 10/31/06                                                  8,300,000          8,262,620
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (d)                      1,473,004          1,473,004
                                                                                       ----------------
   Total Commercial Paper
      (Cost $41,074,071)                                                                     41,074,071
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.3%)
   BGI Institutional Money Market Fund            (d)                      3,794,611          3,794,611
                                                                                       ----------------
   Total Investment Company
      (Cost $3,794,611)                                                                       3,794,611
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.1%)

   Morgan Stanley & Co.
      5.48%, dated 9/30/06
      due 10/2/06
      Proceeds at Maturity $1,967,332
      (Collateralized by various bonds
      with a Principal Amount of
      $1,926,418 and a Market Value
      of $2,006,534)                              (d)               $      1,966,434          1,966,434
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $1,966,434)                                                                       1,966,434
                                                                                       ----------------
   TIME DEPOSITS (3.5%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (d) (e)                  3,962,752          3,962,752
   Bank of Montreal
      5.28%, due 11/27/06                         (d)                      3,962,752          3,962,752
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (d)                      3,962,752          3,962,752
   Barclays
      5.30%, due 10/20/06                         (d)                      3,962,752          3,962,752
   BNP Paribas
      5.27%, due 10/25/06                         (d)                      3,467,408          3,467,408
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (d)                      3,962,752          3,962,752
   HBOS Halifax Bank of Scotland

      5.27%, due 10/11/06                         (d)                      3,467,408          3,467,408
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (d)                      3,665,546          3,665,546
   Royal Bank of Canada
      5.30%, due 12/22/06                         (d)                      3,962,752          3,962,752
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (d)                      3,962,752          3,962,752
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (d)                      3,962,752          3,962,752
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (d)                      3,962,752          3,962,752
   UBS AG
      5.28%, due 10/16/06                         (d)                      3,962,752          3,962,752
                                                                                       ----------------
   Total Time Deposits
      (Cost $50,227,882)                                                                     50,227,882
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   U.S. GOVERNMENT (1.0%)
   United States Treasury Bills
      4.545%, due 10/26/06                                                10,900,000         10,867,268
      4.64%, due 10/19/06                         (c)                      3,000,000          2,993,592
                                                                                       ----------------
   Total U.S. Government
      (Cost $13,854,500)                                                                     13,860,860
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $110,917,498)                                                                   110,923,858
                                                                                       ----------------
   Total Investments
      (Cost $1,088,746,119)                       (g)                          104.7%     1,508,475,342(h)
   Liabilities in Excess of
      Cash and Other Assets                                                     (4.7)       (67,211,370)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $  1,441,263,972
                                                                    ================   ================

                                                                                          UNREALIZED
                                                                                         APPRECIATION/
                                                                                        (DEPRECIATION)
                                                                     CONTRACTS LONG           (i)
                                                                    ----------------   ----------------
   FUTURES CONTRACTS (0.1%)
   Standard & Poor's 500 Index
      December 2006                                                        127         $        901,065
      Mini December 2006                                                     2                     (291)
                                                                                       ----------------
   Total Futures Contracts
      (Settlement Value $42,850,990)              (f)                                  $        900,774
                                                                                       ================

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Portfolio's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c)  Segregated as collateral for futures contracts.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(f) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.

(g)  The cost for federal income tax purposes is $1,111,329,743.

(h) At September 30, 2006 net unrealized appreciation was $397,145,599, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $503,346,115 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $106,200,516.

(i) Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2006.

MAINSTAY VP SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (94.6%)                          +

   AEROSPACE & DEFENSE (2.0%)
   Ceradyne, Inc.                                 (a) (b)                     44,650   $      1,834,668
   DRS Technologies, Inc.                                                     37,400          1,633,258
                                                                                       ----------------
                                                                                              3,467,926
                                                                                       ----------------
   BIOTECHNOLOGY (1.3%)
   Alkermes, Inc.                                 (a)                         30,500            483,425
   Myogen, Inc.                                   (a) (b)                     35,400          1,241,832
   Progenics Pharmaceuticals, Inc.                (a)                         27,100            635,766
                                                                                       ----------------
                                                                                              2,361,023
                                                                                       ----------------
   CAPITAL MARKETS (4.5%)
&  Affiliated Managers Group, Inc.                (a) (b)                     44,400          4,444,879
&  Jefferies Group, Inc.                                                     125,400          3,573,900
                                                                                       ----------------
                                                                                              8,018,779
                                                                                       ----------------
   COMMERCIAL BANKS (2.7%)
   Hanmi Financial Corp.                                                      66,800          1,309,280
   UCBH Holdings, Inc.                                                        79,900          1,395,054
   Wintrust Financial Corp.                                                   43,100          2,161,465
                                                                                       ----------------
                                                                                              4,865,799
                                                                                       ----------------
   COMMERCIAL SERVICES & SUPPLIES (2.6%)
   CRA International, Inc.                        (a)                         41,900          1,996,954
   Labor Ready, Inc.                              (a)                         79,100          1,260,063
   Mobile Mini, Inc.                              (a)                         47,800          1,357,998
                                                                                       ----------------
                                                                                              4,615,015
                                                                                       ----------------
   COMMUNICATIONS EQUIPMENT (1.5%)
   ARRIS Group, Inc.                              (a)                         96,800          1,109,328
   Avocent Corp.                                  (a) (b)                     50,200          1,512,024
                                                                                       ----------------
                                                                                              2,621,352
                                                                                       ----------------
   CONSTRUCTION & ENGINEERING (1.0%)
   Quanta Services, Inc.                          (a)                        101,400          1,709,604
                                                                                       ----------------
   CONSUMER FINANCE (1.0%)
   Cash America International, Inc.                                           46,000          1,797,680
                                                                                       ----------------
   ELECTRICAL EQUIPMENT (1.9%)
&  Genlyte Group, Inc.                            (a)                         47,000          3,346,400
                                                                                       ----------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (6.5%)
   Anixter International, Inc.                                                31,300          1,767,511
   Daktronics, Inc.                                                           18,700            386,903
   FLIR Systems, Inc.                             (a) (b)                     61,100          1,659,476
   Global Imaging Systems, Inc.                   (a)                        108,600          2,396,802

   Itron, Inc.                                    (a) (b)                     35,900          2,003,220
&  Trimble Navigation, Ltd.                       (a)                         72,200          3,399,176
                                                                                       ----------------
                                                                                             11,613,088
                                                                                       ----------------
   ENERGY EQUIPMENT & SERVICES (7.9%)
   Atwood Oceanics, Inc.                          (a)                         68,600          3,084,942
   Bronco Drilling Co., Inc.                      (a)                         56,200            987,996
   Dresser-Rand Group, Inc.                       (a)                         83,800          1,709,520
   Grey Wolf, Inc.                                (a) (b)                    159,700          1,066,796
   Hercules Offshore, Inc.                        (a)                         52,200          1,620,810
   Hydril Co.                                     (a)                         21,900          1,227,714
&  TETRA Technologies, Inc.                       (a)                        130,500          3,152,880
   Todco                                          (a) (b)                     36,200          1,252,520
                                                                                       ----------------
                                                                                             14,103,178
                                                                                       ----------------
   HEALTH CARE EQUIPMENT & SUPPLIES (6.0%)
   ArthroCare Corp.                               (a) (b)                     52,300          2,450,778
   Dade Behring Holdings, Inc.                                                72,400          2,907,584
   Gen-Probe, Inc.                                (a)                         25,400          1,191,006
   Immucor, Inc.                                  (a)                         99,200          2,223,072
   Integra LifeSciences Holdings Corp.            (a)                         24,800            929,504
   LifeCell Corp.                                 (a) (b)                     30,500            982,710
   Mindray Medical International, Ltd., ADR       (a) (c)                      1,600             26,704
                                                                                       ----------------
                                                                                             10,711,358
                                                                                       ----------------
   HEALTH CARE PROVIDERS & SERVICES (7.0%)
   Bio-Reference Laboratories, Inc.               (a)                         56,600          1,270,670
   Healthways, Inc.                               (a) (b)                     46,700          2,082,820
   inVentiv Health, Inc.                          (a)                         57,300          1,835,319
   Matria Healthcare, Inc.                        (a) (b)                     38,700          1,075,473
&  Sierra Health Services, Inc.                   (a)                        108,400          4,101,856
   Symbion, Inc.                                  (a)                         35,200            646,272
   WellCare Health Plans, Inc.                    (a)                         25,800          1,461,054
                                                                                       ----------------
                                                                                             12,473,464
                                                                                       ----------------
   HOTELS, RESTAURANTS & LEISURE (1.7%)
   Penn National Gaming, Inc.                     (a)                         83,800          3,060,376
                                                                                       ----------------
   HOUSEHOLD DURABLES (2.8%)
   Beazer Homes USA, Inc.                         (b)                         23,400            913,536
   Jarden Corp.                                   (a) (b)                     94,300          3,109,071
   Meritage Homes Corp.                           (a) (b)                     22,200            923,742
                                                                                       ----------------
                                                                                              4,946,349
                                                                                       ----------------
   INSURANCE (1.2%)
   Tower Group, Inc.                                                          66,200          2,207,770
                                                                                       ----------------
   INTERNET & CATALOG RETAIL (1.5%)
   Coldwater Creek, Inc.                          (a)                         89,637          2,577,960
                                                                                       ----------------
   INTERNET SOFTWARE & SERVICES (2.8%)
   Digitas, Inc.                                  (a)                        101,800            979,316
   j2 Global Communications, Inc.                 (a) (b)                     72,500          1,969,825
   WebEx Communications, Inc.                     (a) (b)                     53,200          2,075,864
                                                                                       ----------------
                                                                                              5,025,005
                                                                                       ----------------
   LIFE SCIENCES TOOLS & SERVICES (1.0%)
   Nektar Therapeutics                            (a) (b)                     82,100          1,183,061
   PRA International                              (a) (b)                     25,100            669,919

                                                                                       ----------------
                                                                                              1,852,980
                                                                                       ----------------
   MACHINERY (7.1%)
   A.S.V., Inc.                                   (a) (b)                     85,000          1,267,350
   Actuant Corp. Class A                                                      44,100          2,209,410
   CLARCOR, Inc.                                                              62,900          1,917,821
   RBC Bearings, Inc.                             (a)                         56,000          1,352,400
&  Terex Corp.                                    (a)                         80,100          3,622,122
   Wabtec Corp.                                                               83,100          2,254,503
                                                                                       ----------------
                                                                                             12,623,606
                                                                                       ----------------
   MARINE (1.8%)
&  Kirby Corp.                                    (a)                         99,500          3,117,335
                                                                                       ----------------
   OIL, GAS & CONSUMABLE FUELS (5.1%)
   Foundation Coal Holdings, Inc.                                             42,000          1,359,540
   Giant Industries, Inc.                         (a)                         26,600          2,159,920
   Helix Energy Solutions Group, Inc.             (a) (b)                     82,900          2,768,860
   Holly Corp.                                                                18,600            805,938
   World Fuel Services Corp.                                                  49,400          1,998,230
                                                                                       ----------------
                                                                                              9,092,488
                                                                                       ----------------
   PERSONAL PRODUCTS (0.9%)
   Bare Escentuals, Inc.                          (a)                            300              8,145
   Chattem, Inc.                                  (a)                         44,000          1,545,280
                                                                                       ----------------
                                                                                              1,553,425
                                                                                       ----------------
   PHARMACEUTICALS (0.2%)
   Adolor Corp.                                   (a) (b)                     30,100            417,487
                                                                                       ----------------
   ROAD & RAIL (2.3%)
   Knight Transportation, Inc.                    (b)                         85,350          1,446,682
   Old Dominion Freight Line, Inc.                (a)                         90,250          2,710,207
                                                                                       ----------------
                                                                                              4,156,889
                                                                                       ----------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   (5.2%)
   Cymer, Inc.                                    (a) (b)                     31,000          1,361,210
   Diodes, Inc.                                   (a)                         69,350          2,993,840
   Micrel, Inc.                                   (a)                         34,500            330,855
   Microsemi Corp.                                (a) (b)                     50,200            946,270
   Silicon Laboratories, Inc.                     (a) (b)                     20,300            629,706
   Tessera Technologies, Inc.                     (a)                         65,700          2,285,046
   Trident Microsystems, Inc.                     (a)                         34,300            797,818
                                                                                       ----------------
                                                                                              9,344,745
                                                                                       ----------------
   SOFTWARE (4.8%)
   Epicor Software Corp.                          (a)                        121,300          1,590,243
   FactSet Research Systems, Inc.                                             54,350          2,639,780
   Hyperion Solutions Corp.                       (a)                         22,050            760,284
   MICROS Systems, Inc.                           (a)                         48,100          2,353,052
   Witness Systems, Inc.                          (a)                         67,700          1,186,781
                                                                                       ----------------
                                                                                              8,530,140
                                                                                       ----------------
   SPECIALTY RETAIL (7.1%)
   A.C. Moore Arts & Crafts, Inc.                 (a) (b)                     57,300          1,090,419
&  Children's Place Retail Stores, Inc. (The)     (a) (b)                     52,400          3,355,172
   GameStop Corp. Class A                         (a) (b)                     34,353          1,589,857
   Guitar Center, Inc.                            (a)                         59,700          2,667,396

   Hibbett Sporting Goods, Inc.                   (a)                         85,475          2,237,736
   Jos. A. Bank Clothiers, Inc.                   (a) (b)                     18,524            554,979
   PETCO Animal Supplies, Inc.                    (a)                         42,900          1,228,656
                                                                                       ----------------
                                                                                             12,724,215
                                                                                       ----------------
   TEXTILES, APPAREL & LUXURY GOODS (1.3%)
   Phillips-Van Heusen Corp.                                                  53,300          2,226,341
                                                                                       ----------------
   TRADING COMPANIES & DISTRIBUTORS (1.9%)
&  MSC Industrial Direct Co., Inc. Class A                                    84,500          3,442,530
                                                                                       ----------------
   Total Common Stocks
      (Cost $141,658,659)                                                                   168,604,307
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (23.5%)

   COMMERCIAL PAPER (8.9%)
   AIG Funding, Inc.
      5.24%, due 10/4/06                                            $      1,635,000          1,634,048
   Bank of America Corp.
      5.22%, due 10/5/06                                                   1,975,000          1,973,568
   Barton Capital LLC
      5.267%, due 10/5/06                         (d)                        689,962            689,962
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (d)                        441,829            441,829
   Charta LLC
      5.289%, due 10/6/06                         (d)                        911,532            911,532
   Dexia Delaware LLC
      5.23%, due 10/3/06                                                   2,100,000          2,099,085
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (d)                        679,862            679,862
      5.303%, due 11/14/06                        (d)                        459,975            459,975
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (d)                        679,862            679,862
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (d)                      1,149,937          1,149,937
   Morgan Stanley
      5.25%, due 10/10/06                                                  3,270,000          3,265,231
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (d)                        683,913            683,913
   Rabobank USA Finance Corp.
      5.35%, due 10/2/06                                                   1,280,000          1,279,620
                                                                                       ----------------
   Total Commercial Paper
      (Cost $15,948,424)                                                                     15,948,424
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (1.0%)
   BGI Institutional Money Market Fund            (d)                      1,761,831          1,761,831
                                                                                       ----------------
   Total Investment Company
      (Cost $1,761,831)                                                                       1,761,831
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.5%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $913,429
      (Collateralized by various bonds
      with a Principal Amount of
      $894,432 and a Market Value
      of $931,630)                                (d)               $        913,012            913,012
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $913,012)                                                                           913,012
                                                                                       ----------------
   TIME DEPOSITS (13.1%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (d) (e)                  1,839,899          1,839,899
   Bank of Montreal
      5.28%, due 11/27/06                         (d)                      1,839,899          1,839,899
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (d)                      1,839,899          1,839,899
   Barclays
      5.30%, due 10/20/06                         (d)                      1,839,899          1,839,899
   BNP Paribas
      5.27%, due 10/25/06                         (d)                      1,609,911          1,609,911
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (d)                      1,839,899          1,839,899
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (d)                      1,609,911          1,609,911
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (d)                      1,701,906          1,701,906
   Royal Bank of Canada
      5.30%, due 12/22/06                         (d)                      1,839,899          1,839,899
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (d)                      1,839,899          1,839,899
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (d)                      1,839,899          1,839,899
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (d)                      1,839,899          1,839,899
   UBS AG
      5.28%, due 10/16/06                         (d)                      1,839,899          1,839,899
                                                                                       ----------------
   Total Time Deposits
      (Cost $23,320,718)                                                                     23,320,718
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $41,943,985)                                                                     41,943,985
                                                                                       ----------------
   Total Investments
      (Cost $183,602,644)                         (f)                          118.1%       210,548,292(g)
   Liabilities in Excess of
      Cash and Other Assets                                                    (18.1)       (32,213,728)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    178,334,564
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(f)  The cost for federal income tax purposes is $183,776,569.

(g) At September 30, 2006 net unrealized appreciation was $26,771,723, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $34,540,724 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,769,001.

MAINSTAY VP TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS+++                         September 30, 2006 unaudited

                                                                       PRINCIPAL
                                                                        AMOUNT              VALUE
                                                                    ----------------   ----------------
   LONG-TERM BONDS (30.7%)                        +
   ASSET-BACKED SECURITIES (1.0%)

   COMMERCIAL BANKS (0.1%)
   Structured Asset Investment Loan Trust
      Series 2006-3, Class A4
      5.414%, due 6/25/36                         (a)               $        345,000   $        345,341
                                                                                       ----------------
   CONSUMER FINANCE (0.3%)
   Harley-Davidson Motorcycle Trust
      Series 2004-1, Class A2
      2.53%, due 11/15/11                                                  1,510,864          1,469,978
                                                                                       ----------------
   CONSUMER LOANS (0.2%)
   Atlantic City Electric Transition
      Funding LLC
      Series 2002-1, Class A4
      5.55%, due 10/20/23                                                    850,000            869,031
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (0.2%)
   Bank of America Credit Card Trust
      Series 2006-C4, Class C4
      5.56%, due 11/15/11                         (a)                        445,000            444,665
   Dunkin Securitization
      Series 2006-1, Class A2
      5.779%, due 6/20/31                         (b)                        385,000            391,073
                                                                                       ----------------
                                                                                                835,738
                                                                                       ----------------
   ELECTRIC (0.1%)
   AES Eastern Energy, L.P.
      Series 1999-A
      9.00%, due 1/2/17                                                       80,687             88,755
   Public Service New Hampshire Funding LLC
      Pass-Through Certificates
      Series 2002-1, Class A
      4.58%, due 2/1/10                                                      601,858            598,712
                                                                                       ----------------
                                                                                                687,467
                                                                                       ----------------
   HOME EQUITY (0.1%)
   Citicorp Residential Mortgage
      Securities, Inc.
      Series 2006-1, Class A3
      5.706%, due 7/25/36                                                    450,000            452,070
                                                                                       ----------------
   Total Asset-Backed Securities
      (Cost $4,674,913)                                                                       4,659,625
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   CONVERTIBLE BONDS (1.3%)

   BIOTECHNOLOGY (0.1%)
   Amgen, Inc.
      0.125%, due 2/1/11                          (b)                        535,000            543,025
                                                                                       ----------------

   DISTRIBUTION & WHOLESALE (0.1%)
   Costco Wholesale Corp.
      (zero coupon), due 8/19/17                  (c)                        485,000            549,869
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (0.3%)
   American Express Co.
      1.85%, due 12/1/33                                                     515,000            523,369
   (zero coupon), beginning 12/1/06
   Merrill Lynch & Co., Inc.
      (zero coupon), due 3/13/32                                             515,000            604,404
                                                                                       ----------------
                                                                                              1,127,773
                                                                                       ----------------
   LODGING (0.1%)
   Hilton Hotels Corp.
      3.375%, due 4/15/23                                                    455,000            597,187
                                                                                       ----------------
   MEDIA (0.1%)
   Liberty Media Corp.
      3.50%, due 1/15/31                                                     530,000            587,637
                                                                                       ----------------
   OIL & GAS SERVICES (0.2%)
   Halliburton Co.
      3.125%, due 7/15/23                                                    275,000            434,500
   Schlumberger, Ltd.
      Series A
      1.50%, due 6/1/23                                                      355,000            615,481
                                                                                       ----------------
                                                                                              1,049,981
                                                                                       ----------------
   PHARMACEUTICALS (0.4%)
   ALZA Corp.
      (zero coupon), due 7/28/20                                             655,000            587,044
   Teva Pharmaceutical Finance LLC
      Series C
      0.25%, due 2/1/26                           (c)                        405,000            392,344
   Wyeth
      5.109%, due 1/15/24                         (a)                        535,000            585,504
                                                                                       ----------------
                                                                                              1,564,892
                                                                                       ----------------
   Total Convertible Bonds
      (Cost $5,915,168)                                                                       6,020,364
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   CORPORATE BONDS (5.3%)

   ADVERTISING (0.0%)                             ++
   Lamar Media Corp.
      6.625%, due 8/15/15                                                     50,000             47,937
                                                                                       ----------------
   AEROSPACE & DEFENSE (0.0%)                     ++
   Sequa Corp.
      8.875%, due 4/1/08                                                      45,000             46,800
      9.00%, due 8/1/09                                                       15,000             15,919
                                                                                       ----------------
                                                                                                 62,719
                                                                                       ----------------
   AGRICULTURE (0.1%)
   Cargill, Inc.
      4.375%, due 6/1/13                          (b)                        460,000            434,627
   Reynolds American, Inc.

      7.625%, due 6/1/16                          (b)                         30,000             31,119
      7.75%, due 6/1/18                           (b)                         15,000             15,662
                                                                                       ----------------
                                                                                                481,408
                                                                                       ----------------
   AIRLINES (0.1%)
   Delta Air Lines, Inc.
      8.30%, due 12/15/29                         (d)                        105,000             30,187
   Southwest Airlines Co.
      5.125%, due 3/1/17                                                     545,000            516,010
                                                                                       ----------------
                                                                                                546,197
                                                                                       ----------------
   AUTO MANUFACTURERS (0.0%)                      ++
   DaimlerChrysler N.A. Holding Corp.
      6.50%, due 11/15/13                                                    125,000            128,184
                                                                                       ----------------
   AUTO PARTS & EQUIPMENT (0.1%)
   Collins & Aikman Products Co.
      12.875%, due 8/15/12                        (b) (d)                     45,000                 56
   FleetPride Corp.
      11.50%, due 10/1/14                         (b)                         95,000             95,237
   Goodyear Tire & Rubber Co. (The)
      11.25%, due 3/1/11                                                      55,000             60,637
   Tenneco Automotive, Inc.
      8.625%, due 11/15/14                        (c)                         50,000             49,375
                                                                                       ----------------
                                                                                                205,305
                                                                                       ----------------
   BANKS (0.2%)
   HSBC Bank USA N.A.
      4.625%, due 4/1/14                                                     685,000            652,880
   USB Capital IX
      6.189%, due 10/15/49                        (a)                        135,000            136,533
                                                                                       ----------------
                                                                                                789,413
                                                                                       ----------------
   BEVERAGES (0.0%)                               ++
   Constellation Brands, Inc.
      7.25%, due 9/1/16                                                       55,000             55,619
                                                                                       ----------------
   BUILDING MATERIALS (0.0%)                      ++
   US Concrete, Inc.
      8.375%, due 4/1/14                                                      30,000             28,837
                                                                                       ----------------
   CHEMICALS (0.1%)
   Airgas, Inc.
      9.125%, due 10/1/11                                                     45,000             47,053
   Equistar Chemicals, L.P.
      7.55%, due 2/15/26                                                      55,000             50,875
   IMC Global, Inc.
      Series B
      10.875%, due 6/1/08                                                     65,000             69,306
   Lyondell Chemical Co.
      9.50%, due 12/15/08                                                    103,000            105,961
   Millennium America, Inc.
      7.625%, due 11/15/26                                                    75,000             65,625
   Reichhold Industries, Inc.
      9.00%, due 8/15/14                          (b)                         10,000              9,850
   Terra Capital, Inc.
      12.875%, due 10/15/08                                                   60,000             67,050
                                                                                       ----------------
                                                                                                415,720
                                                                                       ----------------

   COMMERCIAL SERVICES (0.0%)                     ++
   Service Corp. International
      7.375%, due 10/1/14                         (b)                         35,000             35,219
      7.625%, due 10/1/18                         (b)                         35,000             35,219
                                                                                       ----------------
                                                                                                 70,438
                                                                                       ----------------
   COMPUTERS (0.0%)                               ++
   SunGard Data Systems, Inc.
      3.75%, due 1/15/09                                                      35,000             32,725
      9.125%, due 8/15/13                                                     25,000             25,875
                                                                                       ----------------
                                                                                                 58,600
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (0.9%)
   American Real Estate Partners, L.P./American
      Real Estate Finance Corp.
      8.125%, due 6/1/12                                                     180,000            184,500
   Bear Stearns Cos., Inc. (The)
      2.875%, due 7/2/08                                                     580,000            557,793
   Citigroup, Inc.
      5.00%, due 9/15/14                                                     700,000            681,993
   General Motors Acceptance Corp.
      5.125%, due 5/9/08                                                     400,000            391,972
      6.75%, due 12/1/14                          (c)                         60,000             58,575
      8.00%, due 11/1/31                                                      80,000             83,647
   HSBC Finance Corp.
      4.75%, due 4/15/10                                                     520,000            513,081
   LaBranche & Co., Inc.
      11.00%, due 5/15/12                                                     35,000             37,450
   OMX Timber Finance Investments LLC
      Series 1
      5.42%, due 1/29/20                          (b)                        255,000            246,927
   Rainbow National Services LLC
      8.75%, due 9/1/12                           (b)                         50,000             53,500
   Residential Capital Corp.
      6.375%, due 6/30/10                                                    870,000            880,247
      6.50%, due 4/17/13                                                     400,000            406,217
                                                                                       ----------------
                                                                                              4,095,902
                                                                                       ----------------
   ELECTRIC (0.5%)
   AES Corp. (The)
      9.00%, due 5/15/15                          (b)                         85,000             91,587
   Calpine Corp.
      8.50%, due 7/15/10                          (b) (d)                     76,000             76,475
   Kiowa Power Partners LLC
      Series B
      5.737%, due 3/30/21                         (b)                        540,000            522,131
   Monterrey Power S.A. de C.V.
      9.625%, due 11/15/09                        (b)                        320,323            352,356
   NiSource Finance Corp.
      5.25%, due 9/15/17                                                     420,000            391,883
      5.45%, due 9/15/20                                                     565,000            525,797
   NRG Energy, Inc.
      7.25%, due 2/1/14                                                       10,000              9,925
      7.375%, due 2/1/16                                                      20,000             19,875
   PSE&G Energy Holdings LLC
      8.625%, due 2/15/08                                                     35,000             36,312
   Tenaska Virginia Partners, L.P.
      6.119%, due 3/30/24                         (b)                        268,066            271,492
                                                                                       ----------------
                                                                                              2,297,833
                                                                                       ----------------

   ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
   Emerson Electric Co.
      6.00%, due 8/15/32                                                     520,000            545,273
                                                                                       ----------------
   ELECTRONICS (0.0%)                             ++
   Fisher Scientific International, Inc.
      6.75%, due 8/15/14                                                      45,000             45,787
                                                                                       ----------------
   ENTERTAINMENT (0.0%)                           ++
   Mohegan Tribal Gaming Authority
      6.375%, due 7/15/09                                                     70,000             69,475
                                                                                       ----------------
   ENVIRONMENTAL CONTROL (0.0%)                   ++
   Geo Sub Corp.
      11.00%, due 5/15/12                                                     55,000             56,650
                                                                                       ----------------
   FOOD (0.1%)
   Safeway, Inc.
      5.80%, due 8/15/12                                                     330,000            330,361
                                                                                       ----------------
   FOREST PRODUCTS & PAPER (0.0%)                 ++
   Georgia-Pacific Corp.
      7.75%, due 11/15/29                                                     10,000              9,600
      8.00%, due 1/15/24                                                      15,000             14,775
      8.875%, due 5/15/31                                                     20,000             20,800
                                                                                       ----------------
                                                                                                 45,175
                                                                                       ----------------
   HEALTH CARE-SERVICES (0.3%)
   Alliance Imaging, Inc.
      7.25%, due 12/15/12                         (c)                         25,000             23,375
   HCA, Inc.
      6.50%, due 2/15/16                                                     390,000            312,000
      8.75%, due 9/1/10                                                       85,000             85,850
   Highmark, Inc.
      6.80%, due 8/15/13                          (b)                        835,000            880,310
   Quest Diagnostics, Inc.
      5.45%, due 11/1/15                                                     215,000            210,033
                                                                                       ----------------
                                                                                              1,511,568
                                                                                       ----------------
   HOLDING COMPANIES - DIVERSIFIED (0.0%)         ++
   Kansas City Southern Railway
      9.50%, due 10/1/08                                                      45,000             46,800
                                                                                       ----------------
   HOME BUILDERS (0.1%)
   K. Hovnanian Enterprises, Inc.
      8.625%, due 1/15/17                         (c)                        390,000            387,075
                                                                                       ----------------
   INSURANCE (0.2%)
   Allstate Corp. (The)
      5.95%, due 4/1/36                                                      250,000            249,819
   Crum & Forster Holdings Corp.
      10.375%, due 6/15/13                                                    50,000             51,250
   Fund American Cos., Inc.
      5.875%, due 5/15/13                                                    675,000            667,186
                                                                                       ----------------
                                                                                                968,255
                                                                                       ----------------
   IRON & STEEL (0.0%)                            ++
   United States Steel Corp.
      10.75%, due 8/1/08                                                      55,000             59,469
                                                                                       ----------------

   LEISURE TIME (0.0%)                            ++
   Town Sports International, Inc.
      9.625%, due 4/15/11                                                     55,000             57,750
                                                                                       ----------------
   LODGING (0.1%)
   Boyd Gaming Corp.
      7.75%, due 12/15/12                                                     70,000             71,837
   MGM Mirage, Inc.
      7.00%, due 11/15/36                                                    105,000            106,575
      7.25%, due 10/15/06                                                      5,000              5,000
      8.50%, due 9/15/10                                                      75,000             79,781
   Park Place Entertainment Corp.
      9.375%, due 2/15/07                                                    115,000            116,150
                                                                                       ----------------
                                                                                                379,343
                                                                                       ----------------
   MACHINERY - CONSTRUCTION & MINING (0.1%)
   Caterpillar, Inc.
      6.05%, due 8/15/36                                                     345,000            359,146
                                                                                       ----------------
   MEDIA (0.4%)
   Houghton Mifflin Co.
      7.20%, due 3/15/11                                                      70,000             70,875
   MediaNews Group, Inc.
      6.375%, due 4/1/14                                                      65,000             57,362
   Morris Publishing Group LLC
      7.00%, due 8/1/13                                                       50,000             47,250
   Paxson Communications Corp.
      8.757%, due 1/15/12                         (a) (b)                     10,000             10,075
      11.757%, due 1/15/13                        (a) (b)                     45,000             45,337
   Time Warner Entertainment Co., L.P.
      10.15%, due 5/1/12                                                   1,180,000          1,405,782
   Viacom, Inc.
      6.25%, due 4/30/16                          (b)                        300,000            297,368
   Ziff Davis Media, Inc.
      11.489%, due 5/1/12                         (a)                         45,000             43,425
                                                                                       ----------------
                                                                                              1,977,474
                                                                                       ----------------
   MINING (0.1%)
   Southern Copper Corp.
      7.50%, due 7/27/35                                                     270,000            282,586
                                                                                       ----------------
   MISCELLANEOUS - MANUFACTURING (0.0%)           ++
   RBS Global, Inc./Rexnord Corp.
      9.50%, due 8/1/14                           (b)                         50,000             50,750
                                                                                       ----------------
   OIL & GAS (0.7%)
   Chaparral Energy, Inc.
      8.50%, due 12/1/15                                                      85,000             84,362
   Chesapeake Energy Corp.
      6.50%, due 8/15/17                                                      95,000             89,062
   Enterprise Products Operating, L.P.
      Series B
      6.65%, due 10/15/34                                                    400,000            400,493
   Forest Oil Corp.
      8.00%, due 12/15/11                                                     60,000             62,100
   Gazprom International S.A.
      7.201%, due 2/1/20                          (b)                        500,000            525,000

      9.00%, due 6/1/16                           (b)                         45,000             46,463
   Pemex Project Funding Master Trust
      6.625%, due 6/15/35                                                    420,000            412,650
   PetroHawk Energy Corp.
      9.125%, due 7/15/13                         (b)                         30,000             30,150
   Plains Exploration & Production Co.
      7.125%, due 6/15/14                                                     50,000             52,250
   Pogo Producing Co.
      6.625%, due 3/15/15                                                     40,000             38,200
      6.875%, due 10/1/17                                                    125,000            119,219
   Pride International, Inc.
      7.375%, due 7/15/14                                                     35,000             36,050
   Ras Laffan Liquefied Natural Gas Co., Ltd. III
      6.332%, due 9/30/27                         (b)                        595,000            598,302
   Sunoco Logistics Partners Operations, L.P.
      6.125%, due 5/15/16                                                    660,000            673,633
   Vintage Petroleum, Inc.
      8.25%, due 5/1/12                                                       30,000             31,669
   Whiting Petroleum Corp.
      7.00%, due 2/1/14                                                       85,000             82,875
                                                                                       ----------------
                                                                                              3,282,478
                                                                                       ----------------
   OIL & GAS SERVICES (0.0%)                      ++
   Allis-Chalmers Energy, Inc.
      9.00%, due 1/15/14                          (b)                         25,000             25,063
                                                                                       ----------------
   PACKAGING & CONTAINERS (0.0%)                  ++
   Berry Plastics Holding Corp.
      8.875%, due 9/15/14                         (b)                         35,000             35,175
   Owens-Brockway Glass Container, Inc.
      7.75%, due 5/15/11                                                      45,000             46,238
      8.875%, due 2/15/09                                                     40,000             41,100
   Owens-Illinois, Inc.
      8.10%, due 5/15/07                                                      45,000             45,450
                                                                                       ----------------
                                                                                                167,963
                                                                                       ----------------
   PHARMACEUTICALS (0.3%)
   Medco Health Solutions, Inc.
      7.25%, due 8/15/13                                                     935,000          1,014,832
   Teva Pharmaceutical Finance LLC
      5.55%, due 2/1/16                                                      365,000            358,388
                                                                                       ----------------
                                                                                              1,373,220
                                                                                       ----------------
   PIPELINES (0.1%)
   ANR Pipeline Co.
      9.625%, due 11/1/21                                                     40,000             49,269
   Copano Energy LLC
      8.125%, due 3/1/16                                                      45,000             45,563
   El Paso Natural Gas Co.
      7.50%, due 11/15/26                                                     65,000             67,997
   El Paso Production Holding Co.
      7.75%, due 6/1/13                                                       70,000             71,575
   MarkWest Energy Partners, L.P./MarkWest
   Energy Finance Corp.
      Series B
      6.875%, due 11/1/14                                                     60,000             56,400
   Pacific Energy Partners, L.P./Pacific Energy
      Finance Corp.
      7.125%, due 6/15/14                                                     45,000             45,900
                                                                                       ----------------
                                                                                                336,704
                                                                                       ----------------

\

   REAL ESTATE (0.0%)                             ++
   CB Richard Ellis Services, Inc.
      9.75%, due 5/15/10                                                      75,000             80,063
                                                                                       ----------------
   REAL ESTATE INVESTMENT TRUSTS (0.0%)           ++
   Omega Healthcare Investors, Inc.
      7.00%, due 4/1/14                                                       70,000             69,300
                                                                                       ----------------
   RETAIL (0.2%)
   CVS Corp.
      5.789%, due 1/10/26                         (b)                         70,000             68,062
   Star Gas Partners, L.P./Star Gas Finance Co.
      Series B
      10.25%, due 2/15/13                                                     31,000             31,465
   Toys "R" Us, Inc.
      7.625%, due 8/1/11                                                      25,000             21,125
      8.75%, due 9/1/21                                                        5,000              4,588
   Wal-Mart Stores, Inc.
      4.50%, due 7/1/15                                                       25,000             23,642
      5.25%, due 9/1/35                                                      610,000            570,476
                                                                                       ----------------
                                                                                                719,358
                                                                                       ----------------
   SAVINGS & LOANS (0.1%)
   Washington Mutual Bank
      5.95%, due 5/20/13                                                     390,000            398,107
                                                                                       ----------------
   SEMICONDUCTORS (0.0%)                          ++
   MagnaChip Semiconductor S.A.
      8.00%, due 12/15/14                                                     15,000              9,113
      8.64%, due 12/15/11                         (a)                        100,000             84,500
                                                                                       ----------------
                                                                                                 93,613
                                                                                       ----------------
   SOFTWARE (0.1%)
   Computer Associates International, Inc.
      5.25%, due 12/1/09                          (b)                        585,000            569,114
                                                                                       ----------------
   TELECOMMUNICATIONS (0.2%)
   Ameritech Capital Funding Corp.
      6.25%, due 5/18/09                                                     220,000            223,475
   Dobson Cellular Systems, Inc.
      8.375%, due 11/1/11                         (b)                         35,000             36,356
   GCI, Inc.
      7.25%, due 2/15/14                                                      50,000             48,250
   Lucent Technologies, Inc.
      6.45%, due 3/15/29                                                     265,000            235,850
      6.50%, due 1/15/28                                                      65,000             57,850
   PanAmSat Corp.
      9.00%, due 8/15/14                                                      32,000             33,040
      9.00%, due 6/15/16                          (b)                         60,000             61,800
   Qwest Communications International, Inc.
      7.25%, due 2/15/11                                                      45,000             45,000
   Qwest Corp.
      7.125%, due 11/15/43                                                    15,000             13,988
      7.25%, due 9/15/25                                                      30,000             29,063
      7.50%, due 10/1/14                          (b)                         95,000             98,088
      8.875%, due 3/15/12                                                     20,000             21,825
   Triton PCS, Inc.
      8.50%, due 6/1/13                           (c)                         15,000             13,913
                                                                                       ----------------
                                                                                                918,498
                                                                                       ----------------

   TEXTILES (0.1%)
   INVISTA
      9.25%, due 5/1/12                           (b)                         75,000             79,313
   Mohawk Industries, Inc.
      6.125%, due 1/15/16                                                    355,000            352,855
                                                                                       ----------------
                                                                                                432,168
                                                                                       ----------------
   Total Corporate Bonds
      (Cost $24,885,492)                                                                     24,922,698
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   FOREIGN BONDS (2.2%)

   BEVERAGES (0.4%)
   CIA Brasileira de Bebidas
      10.50%, due 12/15/11                                                 1,355,000          1,632,775
   Coca-Cola HBC Finance B.V.
      5.125%, due 9/17/13                                                    245,000            242,120
   SABMiller PLC
      6.20%, due 7/1/11                           (b)                          5,000              5,131
                                                                                       ----------------
                                                                                              1,880,026
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (0.2%)
   Tengizchevroil Finance Co. S.A.R.L.
      6.124%, due 11/15/14                        (b)                        230,000            227,700
   TNK-BP Finance S.A.
      7.50%, due 7/18/16                          (b)                        545,000            569,370
                                                                                       ----------------
                                                                                                797,070
                                                                                       ----------------
   ELECTRIC (0.1%)
   SP PowerAssets, Ltd.
      5.00%, due 10/22/13                         (b)                        360,000            352,401
                                                                                       ----------------
   FOREIGN SOVEREIGN (0.2%)
   Republic of Panama
      6.70%, due 1/26/36                                                     500,000            495,000
   United Mexican States
      8.125%, due 12/30/19                                                   350,000            420,000
                                                                                       ----------------
                                                                                                915,000
                                                                                       ----------------
   FOREST PRODUCTS & PAPER (0.0%)                 ++
   Bowater Canada Finance
      7.95%, due 11/15/11                                                      5,000              4,775
                                                                                       ----------------
   HOLDING COMPANIES - DIVERSIFIED (0.1%)
   Hutchison Whampoa International, Ltd.
      6.50%, due 2/13/13                          (b)                        485,000            506,906
                                                                                       ----------------
   HOUSEHOLD PRODUCTS & WARES (0.0%)              ++
   Controladora Mabe S.A. de C.V.
      6.50%, due 12/15/15                         (b)                        140,000            141,303
                                                                                       ----------------
   INSURANCE (0.1%)
   Nippon Life Insurance Co.
      4.875%, due 8/9/10                          (b)                        250,000            245,062
                                                                                       ----------------
   LEISURE TIME (0.1%)
   Royal Caribbean Cruises, Ltd.

      6.875%, due 12/1/13                                                    650,000            647,818
                                                                                       ----------------
   MEDIA (0.3%)
   BSKYB Finance UK PLC
      5.625%, due 10/15/15                        (b)                        520,000            508,914
      6.50%, due 10/15/35                         (b)                        260,000            254,482
   CanWest Media, Inc.
      8.00%, due 9/15/12                                                      25,000             24,688
   Grupo Televisa S.A.
      6.625%, due 3/18/25                                                    415,000            423,383
   Nielsen Finance LLC/Nielsen Finance Co.
      10.00%, due 8/1/14                          (b)                          5,000              5,169
   Quebecor Media, Inc.
      7.75%, due 3/15/16                                                      10,000             10,013
   Videotron, Ltee
      6.375%, due 12/15/15                                                    50,000             47,375
                                                                                       ----------------
                                                                                              1,274,024
                                                                                       ----------------
   MINING (0.3%)
   Alcan, Inc.
      5.00%, due 6/1/15                                                      475,000            453,112
   Corporacion Nacional del Cobre-Codelco, Inc.
      5.50%, due 10/15/13                         (b)                        475,000            472,996
   FMG Finance Property, Ltd.
      10.00%, due 9/1/13                          (b)                         25,000             23,750
      10.625%, due 9/1/16                         (b)                         25,000             24,000
   Vale Overseas, Ltd.
      8.25%, due 1/17/34                                                     365,000            414,275
                                                                                       ----------------
                                                                                              1,388,133
                                                                                       ----------------
   MISCELLANEOUS - MANUFACTURING (0.1%)
   Siemens Financieringsmaatschappij N.V.
      6.125%, due 8/17/26                         (b)                        535,000            548,552
                                                                                       ----------------
   TELECOMMUNICATIONS (0.3%)
   Millicom International Cellular S.A.
      10.00%, due 12/1/13                                                     60,000             64,425
   Nortel Networks, Ltd.
      10.75%, due 7/15/16                         (b)                         45,000             48,150
   NTL Cable PLC
      9.125%, due 8/15/16                                                     35,000             36,138
   Telecom Italia Capital S.A.
      7.20%, due 7/18/36                                                     410,000            421,396
   Telefonos de Mexico S.A. de C.V.
      5.50%, due 1/27/15                                                     675,000            653,823
   Vodafone Group PLC
      5.75%, due 3/15/16                                                     250,000            248,142
                                                                                       ----------------
                                                                                              1,472,074
                                                                                       ----------------
   TRANSPORTATION (0.0%)                          ++
   Grupo Transportacion Ferroviaria Mexicana
      S.A. de C.V.
      12.50%, due 6/15/12                                                    115,000            126,500
   Stena AB
      9.625%, due 12/1/12                                                     45,000             48,375
                                                                                       ----------------
                                                                                                174,875
                                                                                       ----------------
   Total Foreign Bonds
      (Cost $10,057,932)                                                                     10,348,019
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   MORTGAGE-BACKED SECURITIES (1.9%)

   COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
   MORTGAGE OBLIGATIONS) (1.9%)
   Banc of America Commercial Mortgage, Inc.
      Series 2005-5, Class A2
      5.001%, due 10/10/45                                                   805,000            799,712
   Citigroup Commercial Mortgage Trust
      Series 2004-C2, Class A5
      4.733%, due 10/15/41                                                   760,000            731,241
   Citigroup/Deutsche Bank Commercial Mortgage
      Trust
      Series 2005-CD1, Class A4
      5.40%, due 7/15/44                          (a)                        815,000            812,245
   Commercial Mortgage Pass-Through
      Certificates
      Series 2006-C7, Class A4
      5.769%, due 6/10/46                         (a)                        425,000            440,261
   Credit Suisse Mortgage Capital Certificates
      Series 2006-C4, Class AJ
      5.538%, due 9/15/39                         (a)                      1,070,000          1,076,131
   LB-UBS Commercial Mortgage Trust
      Series 2004-C2, Class A2
      3.246%, due 3/15/29                                                  1,050,000          1,006,955
      Series 2004-C7, Class A1
      3.625%, due 10/15/29                                                   744,963            727,391
      Series 2005-C7, Class A4
      5.197%, due 11/15/30                        (a)                        640,000            633,731
      Series 2006-C4, Class A4
      6.098%, due 6/15/38                         (a)                        380,000            397,579
   Merrill Lynch Mortgage Trust
      Series 2004-MKB1, Class A1
      3.563%, due 2/12/42                                                    629,287            614,446
      Series 2004-BPC1, Class A5
      4.855%, due 10/12/41                        (a)                      1,530,000          1,481,653
   Wachovia Bank Commercial Mortgage Trust
      Series 2004-C14, Class A1
      3.477%, due 8/15/41                                                    251,308            245,160
                                                                                       ----------------
   Total Mortgage-Backed Securities
      (Cost $9,093,187)                                                                       8,966,505
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   MUNICIPAL BOND (0.1%)

   TEXAS (0.1%)
   Harris County Texas Industrial Development
   Corp.
      Solid Waste Deer Park
      5.683%, due 3/1/23                          (a)                        395,000            396,533
                                                                                       ----------------
   Total Municipal Bond
      (Cost $395,000)                                                                           396,533
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   U.S. GOVERNMENT & FEDERAL AGENCIES (18.7%)

   FANNIE MAE (COLLATERALIZED MORTGAGE
   OBLIGATION) (0.1%)
      Series 2006-B1, Class AB
      6.00%, due 6/25/16                                                     621,837            625,721
                                                                                       ----------------
   FANNIE MAE GRANTOR TRUST (COLLATERALIZED
   MORTGAGE OBLIGATION) (0.1%)
      Series 1998-M6, Class A2
      6.32%, due 8/15/08                          (e)                        352,381            357,585
                                                                                       ----------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION
   (MORTGAGE PASS-THROUGH SECURITIES) (1.7%)
      3.00%, due 8/1/10                                                      356,499            337,476
      4.317%, due 3/1/35                          (a)                      1,158,330          1,128,443
      5.00%, due 8/1/33                                                      619,674            597,986
      5.50%, due 7/1/34                                                    2,345,000          2,319,246
      5.50%, due 1/1/36                                                    3,023,560          2,983,265
      5.50%, due 9/1/36                                                      439,164            433,144
                                                                                       ----------------
                                                                                              7,799,560
                                                                                       ----------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.5%)
      4.00%, due 9/2/08                           (c)                      4,795,000          4,700,280
      4.625%, due 5/1/13                                                     870,000            843,523
      5.125%, due 1/2/14                                                     545,000            543,488
      5.25%, due 8/1/12                                                    2,330,000          2,342,179
      6.25%, due 2/1/11                                                      435,000            454,810
      6.625%, due 9/15/09                                                  2,565,000          2,684,360
                                                                                       ----------------
                                                                                             11,568,640
                                                                                       ----------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (MORTGAGE PASS-THROUGH SECURITIES) (9.0%)
      4.50%, due 4/1/18                                                      696,394            673,974
      4.50%, due 7/1/18                                                    2,333,019          2,257,909
      4.50%, due 11/1/18                                                   3,173,750          3,071,573
      4.50%, due 10/1/21                          TBA (f)                    850,000            819,985
      5.00%, due 10/1/21                          TBA (f)                  1,510,000          1,483,575
      5.00%, due 7/1/35                                                      548,880            527,757
      5.00%, due 6/1/36                                                    3,183,689          3,059,703
      5.00%, due 10/1/36                          TBA (f)                  1,405,000          1,350,118
      5.50%, due 2/1/17                                                    2,593,258          2,599,017
      5.50%, due 4/1/21                                                    2,417,565          2,417,338
      5.50%, due 6/1/21                                                    3,799,118          3,797,399
      5.50%, due 10/1/21                          TBA (f)                  2,240,000          2,238,600
      5.50%, due 6/1/33                                                    3,623,172          3,579,618
      5.50%, due 11/1/33                                                   2,029,596          2,005,198
      5.50%, due 12/1/33                                                   1,285,512          1,270,058
      6.00%, due 1/1/33                                                      619,890            624,463
      6.00%, due 3/1/33                                                      810,729            816,249
      6.00%, due 9/1/34                                                      870,026            875,373
      6.00%, due 9/1/35                                                    2,625,970          2,640,777
      6.00%, due 10/1/35                                                   2,009,069          2,018,845
      6.00%, due 6/1/36                                                    1,594,265          1,601,618
      6.00%, due 10/1/36                          TBA (f)                  1,505,000          1,511,584
      6.50%, due 6/1/31                                                      322,330            329,568
      6.50%, due 8/1/31                                                      262,906            268,809
      6.50%, due 10/1/31                                                     355,702            363,689

                                                                                       ----------------
                                                                                             42,202,797
                                                                                       ----------------
   FREDDIE MAC (COLLATERALIZED MORTGAGE
   OBLIGATIONS)(0.4%)
      Series 2632, Class NH
      3.50%, due 6/15/13                                                     677,612            643,713
      Series  R001, Class AE
      4.375%, due 4/15/15                                                  1,242,541          1,210,898
                                                                                       ----------------
                                                                                              1,854,611
                                                                                       ----------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (MORTGAGE PASS-THROUGH SECURITIES) (0.7%)
      5.00%, due 3/15/36                                                     860,237            835,993
      5.00%, due 6/15/36                                                     534,512            519,248
      6.00%, due 4/15/29                                                     552,841            561,060
      6.00%, due 8/15/32                                                   1,148,374          1,164,155
                                                                                       ----------------
                                                                                              3,080,456
                                                                                       ----------------
   UNITED STATES TREASURY BONDS (1.2%)
      6.25%, due 8/15/23                          (c)                      1,180,000          1,369,999
      6.25%, due 5/15/30                          (c)                      2,630,000          3,160,726
      6.875%, due 8/15/25                                                    200,000            249,891
      7.50%, due 11/15/16                                                     60,000             73,500
      8.75%, due 8/15/20                                                     580,000            809,417
                                                                                       ----------------
                                                                                              5,663,533
                                                                                       ----------------
   UNITED STATES TREASURY NOTES (3.0%)
      3.875%, due 9/15/10                                                  2,805,000          2,733,231
      3.875%, due 2/15/13                         (c)                      4,845,000          4,653,661
&     4.50%, due 2/15/09                          (c)                      6,220,000          6,197,888
      4.875%, due 8/15/16                         (c)                        695,000            708,140
                                                                                       ----------------
                                                                                             14,292,920
                                                                                       ----------------
   Total U.S. Government & Federal Agencies
      (Cost $87,375,534)                                                                     87,445,823
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   LOAN ASSIGNMENTS (0.2%)                        (g)

   AUTO PARTS & EQUIPMENT (0.0%)                  ++
   Goodyear Tire & Rubber Co. (The)
      Second Lien Term Loan
      7.954%, due 4/30/10                                                    175,000            175,948
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (0.0%)          ++
   BHM Technologies LLC
      1st Lien Term Loan
      8.435%, due 7/21/13                                                    120,000            117,000
                                                                                       ----------------
   HEALTH CARE-SERVICES (0.1%)
   HCA, Inc.
      Bridge Loan
      0.75%, due 9/12/07                          (q)                        210,000            208,950
                                                                                       ----------------
   MINING (0.1%)
   Aleris International, Inc.
      Term Loan B
      7.875%, due 8/1/13                                                     100,000            100,063

   Unsecured Bridge Loan
      9.625%, due 8/1/13                                                     100,000            100,250
                                                                                       ----------------
                                                                                                200,313
                                                                                       ----------------
   REAL ESTATE (0.0%)                             ++
   LNR Property Corp.
      Initial tranche B Term Loan
      8.22%, due 7/12/11                                                     140,000            140,770
                                                                                       ----------------
   Total Loan Assignments
      (Cost $842,103)                                                                           842,981
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   YANKEE BONDS (0.0%)                            ++ (h)

   FOREST PRODUCTS & PAPER (0.0%)                 ++
   Smurfit Capital Funding PLC
      7.50%, due 11/20/25                                                     75,000             70,125
                                                                                       ----------------
   INSURANCE (0.0%)                               ++
   Fairfax Financial Holdings, Ltd.
      7.375%, due 4/15/18                         (c)                         15,000             12,675
      8.30%, due 4/15/26                          (c)                         10,000              8,600
                                                                                       ----------------
                                                                                                 21,275
                                                                                       ----------------
   LEISURE TIME (0.0%)                            ++
   Royal Caribbean Cruises, Ltd.
      7.00%, due 6/15/13                                                     200,000            202,192
                                                                                       ----------------
   Total Yankee Bonds
      (Cost $290,522)                                                                           293,592
                                                                                       ----------------
   Total Long-Term Bonds
      (Cost $143,529,851)                                                                   143,896,140
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.1%)

   iShares Russell 1000 Value Index Fund          (c) (i)                      8,000            616,640
                                                                                       ----------------
   Total Investment Company
      (Cost $600,960)                                                                           616,640
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (66.8%)

   ADVERTISING (0.5%)
   Omnicom Group, Inc.                                                        25,100          2,349,360
                                                                                       ----------------
   AEROSPACE & DEFENSE (1.6%)
   L-3 Communications Holdings, Inc.                                          30,700          2,404,731
   Northrop Grumman Corp.                                                     26,200          1,783,434
   United Technologies Corp.                                                  55,300          3,503,255
                                                                                       ----------------
                                                                                              7,691,420
                                                                                       ----------------
   APPAREL (1.1%)
   Coach, Inc.                                    (c) (j)                     99,900          3,436,560
   NIKE, Inc. Class B                                                         22,100          1,936,402
                                                                                       ----------------
                                                                                              5,372,962
                                                                                       ----------------

   BANKS (4.1%)
&  Bank of America Corp.                                                     159,300          8,533,701
   Bank of New York Co., Inc. (The)                                           79,400          2,799,644
   PNC Financial Services Group, Inc.                                         34,100          2,470,204
   U.S. Bancorp                                                               75,000          2,491,500
   Wachovia Corp.                                                             54,100          3,018,780
                                                                                       ----------------
                                                                                             19,313,829
                                                                                       ----------------
   BEVERAGES (0.5%)
   PepsiCo, Inc.                                                              37,800         2,466,828
                                                                                       ----------------
   BIOTECHNOLOGY (1.1%)
   Amgen, Inc.                                    (j)                         41,500          2,968,495
   Genentech, Inc.                                (j)                         29,200          2,414,840
                                                                                       ----------------
                                                                                              5,383,335
                                                                                       ----------------
   BUILDING MATERIALS (0.8%)
   Ainsworth Lumber Co., Ltd.                     (c) (k)                        200              2,218
   American Standard Cos., Inc.                                               85,100          3,571,647
                                                                                       ----------------
                                                                                              3,573,865
                                                                                       ----------------
   CHEMICALS (1.6%)
   E.I. du Pont de Nemours & Co.                                              87,600          3,752,784
   Praxair, Inc.                                                              61,200          3,620,592
                                                                                       ----------------
                                                                                              7,373,376
                                                                                       ----------------
   COAL (0.3%)
   Peabody Energy Corp.                                                       40,900          1,504,302
                                                                                       ----------------
   COMPUTERS (2.4%)
   Apple Computer, Inc.                           (j)                         48,800          3,759,064
   Computer Sciences Corp.                        (j)                         32,600          1,601,312
   EMC Corp.                                      (j)                        189,700          2,272,606
   International Business Machines Corp.                                      33,500          2,744,990
   Research In Motion, Ltd.                       (c) (j)                      8,600            882,876
                                                                                       ----------------
                                                                                             11,260,848
                                                                                       ----------------
   DISTRIBUTION & WHOLESALE (0.3%)
   W.W. Grainger, Inc.                                                        19,600          1,313,592
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (5.6%)
   American Express Co.                                                       50,000          2,804,000
   Ameriprise Financial, Inc.                                                 15,800            741,020
   Capital One Financial Corp.                                                33,400          2,627,244
&  Citigroup, Inc.                                                           142,900          7,097,843
   Goldman Sachs Group, Inc. (The)                                            14,300          2,419,131
   JPMorgan Chase & Co.                                                      105,684          4,962,921
   Lehman Brothers Holdings, Inc.                                             10,100            745,986
   Merrill Lynch & Co., Inc.                                                  36,600          2,862,852
   Morgan Stanley                                                             24,700          1,800,877
                                                                                       ----------------
                                                                                             26,061,874
                                                                                       ----------------
   ELECTRIC (0.7%)
   Energy East Corp.                                                          76,200          1,807,464
   FirstEnergy Corp.                                                          28,000          1,564,080
                                                                                       ----------------
                                                                                              3,371,544
                                                                                       ----------------
   ELECTRONICS (0.8%)
   Fisher Scientific International, Inc.          (j)                         39,600          3,098,304

   Thermo Electron Corp.                          (c) (j)                     11,200            440,496
                                                                                       ----------------
                                                                                              3,538,800
                                                                                       ----------------
   FOOD (1.5%)
   Cadbury Schweppes PLC, Sponsored ADR           (l)                         22,800            975,156
   General Mills, Inc.                                                        61,000          3,452,600
   Kroger Co. (The)                                                          109,700          2,538,458
                                                                                       ----------------
                                                                                              6,966,214
                                                                                       ----------------
   HEALTH CARE-PRODUCTS (1.3%)
&  Johnson & Johnson                                                          90,700          5,890,058
                                                                                       ----------------
   HEALTH CARE-SERVICES (2.5%)
   Coventry Health Care, Inc.                     (j)                         31,050          1,599,696
   Quest Diagnostics, Inc.                                                    55,800          3,412,728
   UnitedHealth Group, Inc.                                                   61,000          3,001,200
   WellPoint, Inc.                                (j)                         50,200          3,867,910
                                                                                       ----------------
                                                                                             11,881,534
                                                                                       ----------------
   HOME FURNISHINGS (0.3%)
   Harman International Industries, Inc.                                      19,600          1,635,424
                                                                                       ----------------
   HOUSEHOLD PRODUCTS & WARES (0.6%)
   Kimberly-Clark Corp.                                                       41,700          2,725,512
                                                                                       ----------------
   INSURANCE (3.7%)
   Allstate Corp. (The)                                                       35,700          2,239,461
   Genworth Financial, Inc. Class A                                           83,500          2,923,335
   Hartford Financial Services Group, Inc. (The)                              32,000          2,776,000
&  PMI Group, Inc. (The)                          (c)                        121,200          5,309,772
   Prudential Financial, Inc.                                                 54,000          4,117,500
                                                                                       ----------------
                                                                                             17,366,068
                                                                                       ----------------
   INTERNET (0.6%)
   Akamai Technologies, Inc.                      (j)                         58,900          2,944,411
                                                                                       ----------------
   LEISURE TIME (0.7%)
   Harley-Davidson, Inc.                                                      52,300          3,281,825
                                                                                       ----------------
   MEDIA (2.5%)
&  Comcast Corp. Class A                          (j)                        161,100          5,936,535
   Gannett Co., Inc.                              (c)                         33,900          1,926,537
   News Corp. Class A                                                         77,700          1,526,805
   Tribune Co.                                    (c)                         68,100          2,228,232
                                                                                       ----------------
                                                                                             11,618,109
                                                                                       ----------------
   MINING (0.5%)
   Alcoa, Inc.                                                                80,000          2,243,200
                                                                                       ----------------
   MISCELLANEOUS - MANUFACTURING (2.7%)
   3M Co.                                                                     10,600            788,852
   Danaher Corp.                                                              51,200          3,515,904
   General Electric Co.                                                       96,800          3,417,040
   Honeywell International, Inc.                                              71,200          2,912,080
   Illinois Tool Works, Inc.                                                  43,900          1,971,110
                                                                                       ----------------
                                                                                             12,604,986
                                                                                       ----------------
   OIL & GAS (4.6%)
   Apache Corp.                                                               16,500          1,042,800

   Chevron Corp.                                                              59,900          3,885,114
   ConocoPhillips                                                             51,000          3,036,030
   ENSCO International, Inc.                                                  70,700          3,098,781
   ExxonMobil Corp.                                                           58,800          3,945,480
   Rowan Cos., Inc.                               (c)                         60,300          1,907,289
   Transocean, Inc.                               (j)                         65,400          4,789,242
                                                                                       ----------------
                                                                                             21,704,736
                                                                                       ----------------
   OIL & GAS SERVICES (1.9%)
   Baker Hughes, Inc.                                                         43,900          2,993,980
   BJ Services Co.                                                            86,900          2,618,297
   Weatherford International, Ltd.                (j)                         76,200          3,179,064
                                                                                       ----------------
                                                                                              8,791,341
                                                                                       ----------------
   PACKAGING & CONTAINERS (0.2%)
   Ball Corp.                                                                 24,600            995,070
                                                                                       ----------------
   PHARMACEUTICALS (5.2%)
   Abbott Laboratories                                                        65,400          3,175,824
   Barr Pharmaceuticals, Inc.                     (j)                         36,500          1,895,810
   Caremark Rx, Inc.                                                          62,300          3,530,541
   Gilead Sciences, Inc.                          (j)                         50,200          3,448,740
   KOS Pharmaceuticals, Inc.                      (c) (j)                     41,800          2,065,756
   Omnicare, Inc.                                 (c)                         20,100            866,109
&  Pfizer, Inc.                                                              241,800          6,857,448
   Wyeth                                                                      48,700          2,475,908
                                                                                       ----------------
                                                                                             24,316,136
                                                                                       ----------------
   RETAIL (6.0%)
   Bed Bath & Beyond, Inc.                        (j)                         66,000          2,525,160
   Best Buy Co., Inc.                             (c)                         61,800          3,310,008
   CVS Corp.                                                                  72,200          2,319,064
   Gap, Inc. (The)                                                            96,400          1,826,780
   Home Depot, Inc. (The)                                                     98,900          3,587,103
   Kohl's Corp.                                   (j)                         53,400          3,466,728
   Lowe's Cos., Inc.                              (c)                         58,000          1,627,480
   Star Gas Partners, L.P.                        (j)                            387                963
   Target Corp.                                                               50,200          2,773,550
   Walgreen Co.                                                               59,700          2,650,083
   Wal-Mart Stores, Inc.                                                      79,200          3,906,144
                                                                                       ----------------
                                                                                             27,993,063
                                                                                       ----------------
   SAVINGS & LOANS (0.4%)
   Washington Mutual, Inc.                                                    41,800          1,817,046
                                                                                       ----------------
   SEMICONDUCTORS (3.0%)
   Advanced Micro Devices, Inc.                   (j)                         58,700          1,458,695
   Intel Corp.                                                               195,100          4,013,207
   Linear Technology Corp.                                                    27,300            849,576
   National Semiconductor Corp.                   (c)                        100,200          2,357,706
&  Texas Instruments, Inc.                                                   161,100          5,356,575
                                                                                       ----------------
                                                                                             14,035,759
                                                                                       ----------------
   SOFTWARE (0.8%)
   Citrix Systems, Inc.                           (j)                         62,500          2,263,125
   Microsoft Corp.                                                            56,600          1,546,878
                                                                                       ----------------
                                                                                              3,810,003
                                                                                       ----------------
   TELECOMMUNICATIONS (5.3%)

   ALLTEL Corp.                                                               31,200          1,731,600
   AT&T, Inc.                                                                 82,700          2,692,712
   Cisco Systems, Inc.                            (j)                         64,300          1,478,900
   Corning, Inc.                                  (j)                        134,400          3,280,704
&  Motorola, Inc.                                                            236,700          5,917,500
   Nokia Oyj, Sponsored ADR                       (l)                        101,600          2,000,504
   Sprint Nextel Corp.                                                       126,200          2,164,330
&  Verizon Communications, Inc.                                              147,700          5,484,101
                                                                                       ----------------
                                                                                             24,750,351
                                                                                       ----------------
   TRANSPORTATION (1.1%)
   FedEx Corp.                                                                30,100          3,271,268
   Norfolk Southern Corp.                                                     39,900          1,757,595
                                                                                       ----------------
                                                                                              5,028,863
                                                                                       ----------------
   Total Common Stocks
      (Cost $254,428,914)                                                                   312,975,644
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   CONVERTIBLE PREFERRED STOCKS (0.4%)

   SOFTWARE (0.0%)                                ++
   QuadraMed Corp.
      5.50%                                       (b) (j) (k)                  4,900            100,450
                                                                                       ----------------
   TELECOMMUNICATIONS (0.4%)
   Goldman Sachs Group, Inc. (The)
   (Motorola, Inc.)
      5.75% Series MOT                            (b) (j) (m)                 65,800          1,605,191
                                                                                       ----------------
   Total Convertible Preferred Stocks
      (Cost $1,523,382)                                                                       1,705,641
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (10.4%)

   COMMERCIAL PAPER (4.6%)
   Barton Capital LLC
      5.267%, due 10/5/06                         (n)               $        717,340            717,340
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (n)                        459,361            459,361
   Charta LLC
      5.289%, due 10/6/06                         (n)                        947,703            947,703
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (n)                        706,839            706,839
      5.303%, due 11/14/06                        (n)                        478,227            478,227
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (n)                        706,839            706,839
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (n)                      1,195,567          1,195,567
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (n)                        711,052            711,052
   Prudential Funding LLC
      5.23%, due 10/4/06                                                   3,500,000          3,497,966
   Rabobank USA Finance Corp.
      5.36%, due 10/2/06                                                  12,135,000         12,131,387
                                                                                       ----------------
   Total Commercial Paper
      (Cost $21,552,281)                                                                     21,552,281
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.4%)
   BGI Institutional Money Market Fund            (n)                      1,831,742          1,831,742
                                                                                       ----------------
   Total Investment Company
      (Cost $1,831,742)                                                                       1,831,742
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $949,674
      (Collateralized by various bonds
      with a Principal Amount of
      $929,924 and a Market Value
      of $968,598)                                (n)               $        949,241            949,241
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $949,241)                                                                           949,241
                                                                                       ----------------
   TIME DEPOSITS (5.2%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (a) (n)                  1,912,907          1,912,907
   Bank of Montreal
      5.28%, due 11/27/06                         (n)                      1,912,907          1,912,907
   Bank of Nova Scotia
      5.30%, due 11/10/06                         (n)                      1,912,907          1,912,907
   Barclays
      5.30%, due 10/20/06                         (n)                      1,912,907          1,912,907
   BNP Paribas
      5.27%, due 10/25/06                         (n)                      1,673,794          1,673,794
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (n)                      1,912,907          1,912,907
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (n)                      1,673,794          1,673,794
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (n)                      1,769,439          1,769,439
   Royal Bank of Canada
      5.30%, due 12/22/06                         (n)                      1,912,907          1,912,907
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (n)                      1,912,907          1,912,907
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (n)                      1,912,907          1,912,907
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (n)                      1,912,907          1,912,907
   UBS AG
      5.28%, due 10/16/06                         (n)                      1,912,907          1,912,907
                                                                                       ----------------
   Total Time Deposits
      (Cost $24,246,097)                                                                     24,246,097
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $48,579,361)                                                                     48,579,361
                                                                                       ----------------
   Total Investments
     (Cost $448,662,468)                          (o)                          108.4%       507,773,426(p)
   Liabilities in Excess of
   Cash and Other Assets                                                        (8.4)       (39,512,136)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    468,261,290
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Portfolio's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(b)  May be sold to institutional investors only.

(c)  Represents security, or a portion thereof, which is out on loan.

(d)  Issue in default.

(e)  ACES - Alternative Credit Enhancement Structure.

(f) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2006 is $7,403,862.

(g) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2006. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(h) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(i) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(j)  Non-income producing security.

(k) Illiquid security. The total market value of these securities at September 30, 2006 is $102,668, which represents 0.0% of the Portfolio's net assets.

(l)  ADR - American Depositary Receipt.

(m) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(n) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)  The cost for federal income tax purposes is $449,992,460.

(p) At September 30, 2006, net unrealized appreciation was $57,780,966 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $63,816,324 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,035,358.

(q) This security has additional commitments and contingencies. Principal Amount and Value include unfunded commitment.

MAINSTAY VP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS                            September 30, 2006 unaudited

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   COMMON STOCKS (92.8%)                          +

   AEROSPACE & DEFENSE (2.5%)
   Honeywell International, Inc.                                             268,800   $     10,993,920
   Northrop Grumman Corp.                                                     94,300          6,419,001
                                                                                       ----------------
                                                                                             17,412,921
                                                                                       ----------------
   BUILDING PRODUCTS (1.3%)
   American Standard Cos., Inc.                                              216,000          9,065,520
                                                                                       ----------------
   CAPITAL MARKETS (5.6%)
   Bank of New York Co., Inc. (The)                                          297,300         10,482,798
   Goldman Sachs Group, Inc. (The)                                            51,100          8,644,587
   Merrill Lynch & Co., Inc.                      (a)                        130,100         10,176,422
   Morgan Stanley                                                            119,100          8,683,581
                                                                                       ----------------
                                                                                             37,987,388
                                                                                       ----------------
   CHEMICALS (1.9%)
   E.I. du Pont de Nemours & Co.                                             306,100         13,113,324
                                                                                       ----------------
   COMMERCIAL BANKS (6.1%)
   PNC Financial Services Group, Inc.                                        123,800          8,968,072
   U.S. Bancorp                                                              278,500          9,251,770
   Wachovia Corp.                                                            186,600         10,412,280
   Wells Fargo & Co.                                                         359,400         13,003,092
                                                                                       ----------------
                                                                                             41,635,214
                                                                                       ----------------
   COMMUNICATIONS EQUIPMENT (1.8%)
   Motorola, Inc.                                                            200,000          5,000,000
   Nokia Oyj, Sponsored ADR                       (b)                        367,800          7,241,982
                                                                                       ----------------
                                                                                             12,241,982
                                                                                       ----------------
   COMPUTERS & PERIPHERALS (1.4%)
   International Business Machines Corp.                                     119,800          9,816,412
                                                                                       ----------------
   CONTAINERS & PACKAGING (0.8%)
   Ball Corp.                                     (a)                        136,400          5,517,380
                                                                                       ----------------
   DIVERSIFIED FINANCIAL SERVICES (10.2%)
&  Bank of America Corp.                                                     489,592         26,227,443
&  Citigroup, Inc.                                                           580,797         28,848,187
&  JPMorgan Chase & Co.                                                      317,740         14,921,070
                                                                                       ----------------
                                                                                             69,996,700
                                                                                       ----------------
   DIVERSIFIED TELECOMMUNICATION SERVICES
   (3.9%)
   AT&T, Inc.                                                                296,000          9,637,760
&  Verizon Communications, Inc.                                              449,400         16,686,222
                                                                                       ----------------
                                                                                             26,323,982
                                                                                       ----------------

   ELECTRIC UTILITIES (0.8%)
   FirstEnergy Corp.                                                          99,700          5,569,242
                                                                                       ----------------
   ENERGY EQUIPMENT & SERVICES (3.3%)
   ENSCO International, Inc.                                                 167,700          7,350,291
   Rowan Cos., Inc.                               (a)                        216,400          6,844,732
   Transocean, Inc.                               (c)                        109,400          8,011,362
                                                                                       ----------------
                                                                                             22,206,385
                                                                                       ----------------
   FOOD & STAPLES RETAILING (4.9%)
   CVS Corp.                                                                 279,100          8,964,692
   Kroger Co. (The)                                                          423,600          9,802,104
&  Wal-Mart Stores, Inc.                                                     296,800         14,638,176
                                                                                       ----------------
                                                                                             33,404,972
                                                                                       ----------------
   FOOD PRODUCTS (2.1%)
   Cadbury Schweppes PLC, Sponsored ADR           (a) (b)                     82,700          3,537,079
   General Mills, Inc.                                                       197,000         11,150,200
                                                                                       ----------------
                                                                                             14,687,279
                                                                                       ----------------
   HOUSEHOLD PRODUCTS (1.4%)
   Kimberly-Clark Corp.                                                      148,600          9,712,496
                                                                                       ----------------
   INSURANCE (5.6%)
   Allstate Corp. (The)                                                      157,200          9,861,156
   Genworth Financial, Inc. Class A                                          299,600         10,488,996
   Hartford Financial Services Group, Inc. (The)                             110,200          9,559,850
   Prudential Financial, Inc.                                                109,600          8,357,000
                                                                                       ----------------
                                                                                             38,267,002
                                                                                       ----------------
   IT SERVICES (0.9%)
   Computer Sciences Corp.                        (c)                        121,000          5,943,520
                                                                                       ----------------
   MEDIA (5.1%)
&  Comcast Corp. Class A                          (c)                        429,900         15,841,815
   Gannett Co., Inc.                                                         122,300          6,950,309
   Time Warner, Inc.                                                         196,000          3,573,080
   Tribune Co.                                    (a)                        264,300          8,647,896
                                                                                       ----------------
                                                                                             35,013,100
                                                                                       ----------------
   METALS & MINING (1.3%)
   Alcoa, Inc.                                                               311,128          8,724,029
                                                                                       ----------------
   MULTI-UTILITIES (1.1%)
   Duke Energy Corp.                                                         137,000          4,137,400
   Energy East Corp.                                                         129,500          3,071,740
                                                                                       ----------------
                                                                                              7,209,140
                                                                                       ----------------
   OIL, GAS & CONSUMABLE FUELS (6.8%)
&  Chevron Corp.                                                             223,786         14,514,760
   ConocoPhillips                                                            198,400         11,810,752
&  ExxonMobil Corp.                                                          298,200         20,009,220
                                                                                       ----------------
                                                                                             46,334,732
                                                                                       ----------------
   PHARMACEUTICALS (10.2%)
   Abbott Laboratories                                                       251,100         12,193,416
   Barr Pharmaceuticals, Inc.                     (c)                        137,500          7,141,750
   Johnson & Johnson                                                         155,200         10,078,688
   KOS Pharmaceuticals, Inc.                      (a) (c)                    133,100          6,577,802

&  Pfizer, Inc.                                                              865,800         24,554,088
   Wyeth                                                                     174,600          8,876,664
                                                                                       ----------------
                                                                                             69,422,408
                                                                                       ----------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   (4.5%)
   Advanced Micro Devices, Inc.                   (a) (c)                    321,200          7,981,820
   Intel Corp.                                                               499,300         10,270,601
   Texas Instruments, Inc.                                                   372,700         12,392,275
                                                                                       ----------------
                                                                                             30,644,696
                                                                                       ----------------
   SPECIALTY RETAIL (2.9%)
   Gap, Inc. (The)                                                           340,900          6,460,055
&  Home Depot, Inc. (The)                                                    368,900         13,380,003
                                                                                       ----------------
                                                                                             19,840,058
                                                                                       ----------------
   THRIFTS & MORTGAGE FINANCE (2.8%)
   PMI Group, Inc. (The)                          (a)                        276,800         12,126,608
   Washington Mutual, Inc.                                                   161,500          7,020,405
                                                                                       ----------------
                                                                                             19,147,013
                                                                                       ----------------
   TRADING COMPANIES & DISTRIBUTORS (0.7%)
   W.W. Grainger, Inc.                                                        75,600          5,066,712
                                                                                       ----------------
   WIRELESS TELECOMMUNICATION SERVICES (2.9%)
   ALLTEL Corp.                                                              116,700          6,476,850
   Sprint Nextel Corp.                                                       774,500         13,282,675
                                                                                       ----------------
                                                                                             19,759,525
                                                                                       ----------------
   Total Common Stocks
      (Cost $535,956,835)                                                                   634,063,132
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   CONVERTIBLE PREFERRED STOCK (0.5%)

   TELECOMMUNICATIONS (0.5%)
   Goldman Sachs Group, Inc. (The) (Motorola,
      Inc.)
      5.75% Series MOT                            (d) (e)                    145,700          3,554,352
                                                                                       ----------------
   Total Convertible Preferred Stock
      (Cost $3,101,953)                                                                       3,554,352
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (1.4%)

   iShares Russell 1000 Value Index Fund          (f)                        121,200          9,342,096
                                                                                       ----------------
   Total Investment Company
      (Cost $8,096,483)                                                                       9,342,096
                                                                                       ----------------

                                                                        NUMBER OF
                                                                        CONTRACTS            VALUE
                                                                    ----------------   ----------------
   PURCHASED PUT OPTION (0.0%)                    ++

   SPECIALTY RETAIL (0.0%)                        ++
   Gap, Inc. (The) Strike price $17.50
      Expire 11/18/06                                                        150,000             56,250
                                                                                       ----------------
   Total Purchased Put Option
      (Premium $49,485)                                                                          56,250
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   SHORT-TERM INVESTMENTS (10.5%)

   COMMERCIAL PAPER (6.0%)
   AIG Funding, Inc.
      5.235%, due 10/3/06                                           $      7,000,000          6,996,946
   Barton Capital LLC
      5.267%, due 10/5/06                         (g)                        800,517            800,517
   CAFCO Funding LLC
      5.302%, due 10/23/06                        (g)                        512,624            512,624
   Charta LLC
      5.289%, due 10/6/06                         (g)                      1,057,590          1,057,590
   General Electric Capital Corp.
      5.21%, due 10/10/06                                                  7,200,000          7,189,580
   Jupiter Securitization Corp.
      5.293%, due 10/27/06                        (g)                        788,798            788,798
      5.303%, due 11/14/06                        (g)                        533,678            533,678
   Lexington Parker Capital Co.
      5.293%, due 10/5/06                         (g)                        788,798            788,798
   Liberty Street Funding Corp.
      5.285%, due 10/24/06                        (g)                      1,334,194          1,334,194
   National Australia Funding Delaware, Inc.
      5.23%, due 10/16/06                         (d)                      7,000,000          6,983,729
   Paradigm Funding LLC
      5.274%, due 10/2/06                         (g)                        793,499            793,499
   Prudential Funding LLC
      5.23%, due 10/4/06                                                   7,000,000          6,995,932
   Rabobank USA Finance Corp.
      5.35%, due 10/2/06                                                   6,485,000          6,483,073
                                                                                       ----------------
   Total Commercial Paper
      (Cost $41,258,958)                                                                     41,258,958
                                                                                       ----------------

                                                                         SHARES              VALUE
                                                                    ----------------   ----------------
   INVESTMENT COMPANY (0.3%)
   BGI Institutional Money Market Fund            (g)                      2,044,134          2,044,134
                                                                                       ----------------
   Total Investment Company
      (Cost $2,044,134)                                                                       2,044,134
                                                                                       ----------------

                                                                    PRINCIPAL AMOUNT         VALUE
                                                                    ----------------   ----------------
   REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley & Co.
      5.48%, dated 9/29/06
      due 10/2/06
      Proceeds at Maturity $1,059,790
      (Collateralized by various bonds
      with a Principal Amount of
      $1,037,749 and a Market Value
      of $1,080,908)                              (g)               $      1,059,306          1,059,306
                                                                                       ----------------
   Total Repurchase Agreement
      (Cost $1,059,306)                                                                       1,059,306
                                                                                       ----------------
   TIME DEPOSITS (4.0%)
   Bank of America Corp.
      5.27%, due 11/21/06                         (g) (h)                  2,134,711          2,134,711
   Bank of Montreal
      5.28%, due 11/27/06                         (g)                      2,134,711          2,134,711
   Bank of Nova Scotia

      5.30%, due 11/10/06                         (g)                      2,134,711          2,134,711
   Barclays
      5.30%, due 10/20/06                         (g)                      2,134,711          2,134,711
   BNP Paribas
      5.27%, due 10/25/06                         (g)                      1,867,872          1,867,872
   Credit Suisse First Boston Corp.
      5.285%, due 10/13/06                        (g)                      2,134,711          2,134,711
   HBOS Halifax Bank of Scotland
      5.27%, due 10/11/06                         (g)                      1,867,872          1,867,872
   Lloyds TSB Bank
      5.30%, due 12/21/06                         (g)                      1,974,607          1,974,607
   Royal Bank of Canada
      5.30%, due 12/22/06                         (g)                      2,134,711          2,134,711
   Skandinaviska Enskilda Banken AB
      5.31%, due 11/3/06                          (g)                      2,134,711          2,134,711
   Societe Generale North America, Inc.
      5.29%, due 10/3/06                          (g)                      2,134,711          2,134,711
   Toronto Dominion Bank
      5.265%, due 10/6/06                         (g)                      2,134,711          2,134,711
   UBS AG
      5.28%, due 10/16/06                         (g)                      2,134,711          2,134,711
                                                                                       ----------------
   Total Time Deposits
      (Cost $27,057,461)                                                                     27,057,461
                                                                                       ----------------
   Total Short-Term Investments
      (Cost $71,419,859)                                                                     71,419,859
                                                                                       ----------------
   Total Investments
      (Cost $618,624,615)                         (i)                          105.2%       718,435,689(j)
   Liabilities in Excess of
      Cash and Other Assets                                                     (5.2)       (35,467,207)
                                                                    ----------------   ----------------
   Net Assets                                                                  100.0%  $    682,968,482
                                                                    ================   ================

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  ADR - American Depositary Receipt.

(c)  Non-income producing security.

(d)  May be sold to institutional investors only.

(e) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(f) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(g) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)  Floating rate. Rate shown is the rate in effect at September 30, 2006.

(i)  The cost for federal income tax purposes is $619,777,850.

(j) At September 30, 2006 net unrealized appreciation was $98,657,839, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $105,168,816 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,510,977.

Item 2.  Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3.  Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC.

By:     /s/ Christopher O. Blunt
        -------------------------------------------------
        Christopher O. Blunt
        President and Principal Executive Officer


Date:   November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:     /s/ Christopher O. Blunt
        -------------------------------------------------
        Christopher O. Blunt
        President and Principal Executive Officer

Date:   November 29, 2006


By:     /s/ Arphiela Arizmendi
        -------------------------------------------------
        Arphiela Arizmendi
        Treasurer and Principal Financial and Accounting
        Officer

Date:   November 29, 2006